                                 UNITED STATES                 FILE NO. 33-47287
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549             FILE NO. 811-6637

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              | |
                                ------

    Post Effective Amendment No.   27                                        |X|
                                 ------


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              | |


    Amendment No.   28                                                       |X|
                  ------

                               THE BRINSON FUNDS
                               =================
              (Exact name of Registrant as Specified in Charter)

209 South LaSalle Street
Chicago, Illinois                                                     60604-1295
-----------------                                                     ----------
(Address of Principal Executive Offices)                              (Zip Code)

Registrant's Telephone Number, including Area Code                  312-220-7100
                                                                    ------------

                               The Brinson Funds
                           209 South LaSalle Street
                         Chicago, Illinois 60604-1295
                         ----------------------------
                    (Name and Address of Agent for Service)

COPIES TO:                    Bruce G. Leto, Esq.
                    Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                          Philadelphia, PA 19103-7098

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICAL AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:

|X|  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

| |  ON (DATE) PURSUANT TO PARAGRAPH (b)
        ------

| |  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

| |  ON ______ PURSUANT TO PARAGRAPH (a) (1)

| |  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)

| |  ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.
        ------

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

| | THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.
================================================================================

                                           [Brinson Logo]


                                           The Brinson Funds
                                           Class I Shares

                                             Prospectus
                                             May 3, 1999

                                           Global Fund
                                           Global Equity Fund
                                           Global Bond Fund
                                           U.S. Balanced Fund
                                           U.S. Equity Fund
                                           U.S. Large Capitalization Equity Fund
                                           U.S. Large Capitalization Growth Fund
                                           U.S. Small Capitalization Growth Fund
                                           U.S. Bond Fund
                                           High Yield Fund
                                           Global (ex-U.S.) Equity Fund


                                       As with any mutual fund, the Securities
                                       and Exchange Commission (SEC) has not
                                       approved or disapproved of these
                                       securities or determined whether this
                                       prospectus is adequate or complete. Any
                                       representation to the contrary is a
                                       criminal offense.



[Brinson Logo]


The Brinson Funds

209 South LaSalle Street.Chicago, Illinois 60604-1295
Tel: 1-800-448-2430

Table of Contents


The Brinson Investment Process                                          2

Overview of the Funds

    Global Fund                                                         3

    Global Equity Fund                                                  4

    Global Bond Fund                                                    5

    U.S. Balanced Fund                                                  6

    U.S. Equity Fund                                                    7

    U.S. Large Capitalization Equity Fund                               8

    U.S. Large Capitalization Growth Fund                               9

    U.S. Small Capitalization Growth Fund                              10

    U.S. Bond Fund                                                     11

    High Yield Fund                                                    12

    Global (ex-U.S.) Equity Fund                                       13

Risk Considerations                                                    14

Fees and Expenses                                                      16

Investment Advisor                                                     18

Prior Performance of Advisor                                           19

Pricing of Fund Shares                                                 22

Purchasing Shares                                                      23

Redeeming Shares                                                       25

Dividends and Distributions                                            26

Tax Considerations                                                     27

Financial Highlights                                                   28

Appendix A                                                             35

For More Information                                                   37

Overview of the Funds

The investment objective of each Fund is "fundamental" and may be changed only with shareholder approval. Unless otherwise stated, each Fund's investment policies are not fundamental and may be changed by the Funds' Trustees without a shareholder vote. There can be no assurance that the Funds will be able to attain their objectives.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information (SAI).

Each Fund's principal risks and strategies are provided within the Fund descriptions that follow. Principal and secondary risks are discussed in detail under "Risk Considerations" on page 14.

The Brinson Funds strongly discourages market timers and short-term traders from investing in the Funds. Shares of The Brinson Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

A Look At The Brinson Investment Process

At Brinson Partners, we employ a global asset allocation strategy, actively diversifying investments within and across all major asset classes. Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our philosophy is that the determination of fundamental investment value within the context of a globally integrated economy is the focus of all investment decisions. World economies and financial markets are interactive. Thus, investment management, both within and across global stock and bond markets, must be based upon comprehensive knowledge and analyses of integrated investment fundamentals.

Our investment style has a single focus -- investment fundamentals determine and describe future cash flows that, for us, define investment value. It is our belief that periodically there are important exploitable discrepancies between market price and investment value. The price/value discrepancies then become the building blocks for portfolio construction. Portfolio structure is focused on both risk and return considerations in the context of full long-term investment cycles.

Another aspect of Brinson Partners' approach is the management of a portfolio of securities against a selected benchmark. If we are indifferent among markets, we tend toward the normal weight, as determined by the proportion of each market in the benchmark. Decisions to deviate from the normal mix of assets are a blend of rigorous quantitative analysis, an understanding of the fundamental relationships among global markets and the expertise of our investment professionals. All security selection decisions for a Fund are made in relation to the benchmark, each of which is more fully described in each Fund's description that follows. The benchmark for each Fund is an index consisting of securities that are representative of that Fund's investments. From time to time, we may substitute securities from an equivalent index that we believe more accurately reflects changes in our expectations for various markets.

Equity Selections

Our equity portfolio construction process focuses on the four layers of equity management that best explain portfolio performance: market sensitivity, common factor exposures, industry weightings and individual stock selection. Securities are chosen from an extensive list of companies in all major markets and industries. Stock selection is based on fundamental analysis, often incorporating quantitative models. The security selection decision seeks out medium-to-larger capitalization issues in each country that are attractively priced relative to underlying fundamental value. Research focuses on the ability of individual companies to generate profits. We also analyze industry competitive strategy, structure and global integration. We visit management to understand company goals and their competitive strategies.

Fixed Income Selections

We use an internally developed valuation model for our Fixed Income portfolios, which quantifies our return expectations for all of the bond markets. Inputs to this model include forecasts of inflation, risk premiums and interest rates. Our credit review process incorporates both a top-down strategy, which focuses on how macroeconomic forces shape various industry outlooks, and a bottom-up strategy which relies on a combination of qualitative and quantitative factors. Our qualitative assessment focuses on management strength, market position, competitive environment, and financial flexibility. Our quantitative assessment focuses on historical operating results, calculation of various credit ratios and an expected future outlook. With the exception of the High Yield Fund, the Fixed Income Funds generally invest in all categories of investment grade fixed income securities, but emphasize the higher quality securities in this spectrum (those with a credit rating of AA and above). Our fixed income strategies combine judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, quality and coupon segments and specific fixed income securities.

Global Fund


Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Strategies

The Fund invests primarily in a portfolio of global equity and fixed income securities. At least 65% of the Fund's assets are invested in securities of issuers in at least three countries (which may include the United States).

All security selection decisions are made relative to the Global Securities Markets Index (GSMI) Mutual Fund Index, the benchmark against which the Fund measures its portfolio.

Although it may invest anywhere in the world, the Fund invests primarily in:

* Equity markets listed in the Morgan Stanley Capital International (MSCI) World Equity (Free) Index

* Fixed income markets listed in the Salomon Smith Barney World Government Bond Index


Other investments may include:

* Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the U.S.
* Other open-end investment companies advised by Brinson Partners
* Emerging markets securities


The Fund's Principal Risks Include:


* Market Risk
* Foreign Country and Currency Risks
* Geographic Concentration Risk
* Credit Risk

(Additional information is included in the "Risk Considerations" section.)

The Fund's portfolio turnover rate may exceed 100%.

GSMI Mutual Fund Index

An unmanaged index compiled by Brinson Partners, constructed as follows:


40% Wilshire 5000 Index                      3% Merrill Lynch High Yield
22% MSCI World ex USA                           Master Index
       (Free) Index                          3% IFC Investable Index
21% Salomon Smith Barney                     2% JPMorgan EMBI+
       BIG Bond Index
9% Salomon non-U.S. Gov't.
       Bond Index

MSCI World Equity (Free) Index

A broad based securities index that represents the U.S. and global (ex-U.S.) equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.

Salomon Smith Barney World Government Bond Index

A securities index that represents the broad global fixed income markets and includes debt issues of U.S. and global (ex-U.S.) governments.

From time to time, such underlying indices may change.


Fund Performance

The chart and table which follow give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for the periods ended 12/31)

[BAR CHART GOES HERE]

1993:         11.15%
1994:         -1.19%
1995:         24.14%
1996:         14.10%
1997:         11.00%
1998:          8.32%

Best Quarter:       Q2 1997     8.24%
Worst Quarter:      Q3 1998    -5.32%



Average Annual Total Return (for the period ended 12/31/98)

                                                           Performance
                                   1       5         10     Inception
                                  Year    Year      Year    (8/31/92)
----------------------------------------------------------------------
Global Fund                       8.32%  10.81%        --    10.83%

MSCI World Equity (Free) Index   24.62%  16.06%        --    16.02%

Salomon Smith Barney World       15.29%   7.85%        --     7.78%
  Gov't. Bond Index

GSMI Mutual Fund Index           16.45%  13.76%        --    13.64%

Global Equity Fund


Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Strategies

The Fund invests primarily in a portfolio of global equity securities. At least 65% of the Fund's assets are invested in securities of issuers in at least three countries (which may include the United States).

Although it may invest anywhere in the world, the Fund invests primarily in equity markets listed in the Morgan Stanley Capital International (MSCI) World Equity (Free) Index, the benchmark against which the Fund measures its portfolio.

Investments in equity securities may include:

* Common stock

* Preferred stock

* Convertible securities (those that are convertible into equity securities)

* Warrants


The Fund's Principal Risks Include:

* Market Risk

* Foreign Country and Currency Risks

(Additional information is included in the "Risk Considerations" section.)

MSCI World Equity (Free) Index

A broad based securities index that represents the U.S. and global (ex-U.S.) equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.

Fund Performance

The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for the periods ended 12/31)

       [BAR CHART GOES HERE]

1995:               21.93%
1996:               17.26%
1997:               10.72%
1998:               14.03%

Best Quarter:       Q4 1998    14.25%
Worst Quarter:      Q3 1998    -9.97%



Average Annual Total Return (for the period ended 12/31/98)

                                                      Performance
                                   1      5      10    Inception
                                  Year   Year   Year   (1/31/94)
------------------------------------------------------------------
Global Equity Fund               14.03%   --     --     11.75%

MSCI World Equity (Free) Index   24.62%   --     --     14.85%

Global Bond Fund

Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Strategies

The Fund invests primarily in a portfolio of global debt securities that may also provide the potential for capital appreciation. The Fund is a non-diversified portfolio.

Normally, at least 65% of the Fund's assets are invested in debt securities with an initial maturity of more than one year of issuers in at least three countries (which may include the United States).

Although it may invest anywhere in the world, the Fund invests primarily in fixed income markets listed in the Salomon Smith Barney World Government Bond Index, the benchmark against which the Fund measures its portfolio.

Investments in fixed income securities may include:

* Debt securities of the U.S. government, its agencies and instrumentalities
* Debt securities of U.S. corporations
* Zero coupon securities
* Mortgage-backed securities
* Asset-backed securities
* When-issued securities

The Fund's Principal Risks Include:

* Market Risk
* Credit Risk
* Interest Rate Risk
* Foreign Country and Currency Risks
* Diversification Risk

(Additional information is included in the "Risk Considerations" section.)

The Fund's portfolio turnover rate may exceed 100%.

Non-Diversified Portfolio

Invests in fewer securities, which may result in more potential volatility than a diversified portfolio. Gains or losses on a single security or issuer within the portfolio will, therefore, have a greater impact on a fund's net asset value.

Salomon Smith Barney World Government Bond Index

A securities index that represents the broad global fixed income markets and includes debt issues of U.S. and global (ex-U.S.) governments.

Fund Performance

The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for the periods ended 12/31)

         [BAR CHART GOES HERE}

1994:               -3.49%
1995:               20.32%
1996:                9.30%
1997:                1.63%
1998:               11.98%

Best Quarter:       Q4 1998     6.06%
Worst Quarter:      Q1 1998    -2.98%



Average Annual Total Return (for the period ended 12/31/98)

                                                      Performance
                                   1      5      10    Inception
                                  Year   Year   Year   (7/31/93)
------------------------------------------------------------------
Global Bond Fund                 11.98%  7.63%   --      7.77%

Salomon Smith Barney             15.29%  7.85%   --      8.04%
  World Government Bond Index

U.S. Balanced Fund

Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Strategies
The Fund invests primarily in a wide range of equity, fixed income and money market securities.

All selection decisions are made relative to the U.S. Balanced Mutual Fund Index, the benchmark against which the Fund measures its portfolio.

Investments in equity securities may include:
* Common Stock
* Preferred stock
* Securities convertible into equity securities
* Warrants

Investments in fixed income securities may include:
* Debt securities of the U.S. government, its agencies and instrumentalities
* Debt securities of U.S. corporations
* Zero coupon securities
* Mortgage-backed securities
* Asset-backed securities
* When-issued securities

The Fund's Principal Risks Include:
* Market Risk
* Interest Rate Risk

(Additional information is included in the "Risk Considerations" section.)

The Fund's portfolio turnover rate may exceed 100%.

U.S. Balanced Mutual Fund Index
Compiled by Brinson Partners, this index represents a fixed composite of 65% Wilshire 5000 Equity Index and 35% Salomon Smith Barney Broad Investment Grade
(BIG) Bond Index.

Wilshire 5000 Equity Index
A broad weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.

Salomon Smith Barney
Broad Investment Grade (BIG) Bond Index
A broad-based index that includes U.S. bonds with over one year to maturity.

From time to time, indices may change.

Fund Performance
The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for the periods ended 12/31)
  [BAR GRAPH GOES HERE]

1995:               25.48%
1996:               11.32%
1997:               13.22%
1998:                9.92%

Best Quarter:     Q2 1997     7.10%
Worst Quarter:    Q1 1997    -0.17%

Average Annual Total Return (for the period ended 12/31/98)

                                                                                                              Performance
                                                                                    1        5           10    Inception
                                                                                   Year     Year        Year   (12/31/94)
-------------------------------------------------------------------------------------------------------------------------
U.S. Balanced Fund                                                                 9.92%     --          --       14.81%
Wilshire 5000 Index                                                               23.43%     --          --       27.95%
Salomon Smith Barney                                                               8.72%     --          --       10.00%
 (BIG) Index
U.S. Balanced Mutual                                                              18.85%     --          --       21.55%
 Fund Index

U.S. Equity Fund

Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income, while controlling risk.

Principal Strategies
Normally, the Fund invests at least 65% of its assets in equity securities of U.S. companies.

All selection decisions are made relative to the Wilshire 5000 Equity Index, the benchmark against which the Fund measures its portfolio.

Investments in equity securities may include:
* Common stock
* Preferred stock
* Securities convertible into equity securities
* Warrants

The Fund's Principal Risks Include:
* Market Risk

(Additional information is included in the "Risk Considerations" section.)

Wilshire 5000 Equity Index

A broad weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.

Fund Performance
The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for the periods ended 12/31)

     [Bar Graph Goes Here]

Year                      Return
----                      ------
1995                      40.58%
1996                      25.65%
1997                      24.76%
1998                      18.57%


Best Quarter:                                   Q4 1998    16.35%
Worst Quarter:                                  Q3 1998   -10.35%

Average Annual Total Return (for the period ended 12/31/98)
                                                                               Performance
                                                    1         5          10     Inception
                                                   Year      Year       Year    (2/28/94)
----------------------------------------------------------------------------------------
U.S. Equity Fund                                  18.57%      --         --       21.53%
Wilshire 5000 Equity                              23.43%      --         --       22.40%
 Index

U.S. Large Capitalization Equity Fund

Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income, while controlling risk.

Principal Strategies
Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of U.S. large capitalization companies. The Fund is a non-diversified portfolio.

All selection decisions are undertaken relative to the Standard & Poor's 500 Stock Index (S&P 500 Index), the benchmark against which the Fund measures its portfolio.

Investments in equity securities may include:
* Common stock
* Preferred stock
* Securities convertible into equity securities
* Warrants

The Fund's Principal Risks Include:
* Market Risk
* Diversification Risk

(Additional information is included in the "Risk Considerations" section.)

Large Capitalization Companies
Those with market capitalizations in the upper 65% of the Wilshire 5000 Equity Index. Companies whose capitalization falls below this level after purchase will continue to be considered large capitalization companies.

Non-Diversified Portfolio
Invests in fewer securities, which may result in more potential volatility than a diversified portfolio. Gains or losses on a single security or issuer within the portfolio will, therefore, have a greater impact on a fund's net asset value.

S&P 500 Index
A broad capitalization market-weighted index that includes common stocks of the leading companies in the top industries in the United States. It is designed to provide a representative indication of the capitalization and return of the large capitalization U.S. equity market.

Fund Performance

There is no performance data presented because the Fund has not been in existence for a full calendar year. Inception date was 4/6/98.

U.S. Large Capitalization Growth Fund


Objective
The Fund seeks to provide long-term capital appreciation.

Principal Strategies
The Fund invests primarily in a portfolio of equity securities of large capitalization growth companies. The Fund is a non-diversified portfolio.

All selection decisions are made relative to the S&P 500 Index, the benchmark against which the Fund measures its portfolio.

* Normally, at least 65% of the Fund's assets are invested in securities issued by such companies
* Up to 20% of the Fund's assets may be invested in foreign securities

Investments in equity securities may include:
* Common stock
* Preferred stock
* Securities convertible into equity securities
* Warrants

The Fund's Principal Risks Include:
* Market Risk
* Diversification Risk

(Additional information is included in the "Risk Considerations" section.)

Large Capitalization Growth Companies
Companies with market capitalizations in the upper 65% of the Wilshire 5000 Equity Index. Companies whose capitalization falls below this level after purchase will continue to be considered large capitalization growth companies.

Non-Diversified Portfolio
Invests in fewer securities, which may result in more potential volatility than a diversified portfolio. Gains or losses on a single security or issuer within the portfolio will, therefore, have a greater impact on a fund's net asset value.

S&P 500 Index
A broad capitalization market-weighted index that includes common stocks of the leading companies in the top industries in the United States. It is designed to provide a representative indication of the capitalization and return of the large capitalization U.S. equity market.

Fund Performance
The chart shows the Fund's performance over the past year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return (for the period ended 12/31)
  [Bar Graph Here]

1998            24.90%



Best Quarter:       Q4 1998    26.41%
Worst Quarter:      Q3 1998   -12.67%


Average Annual Total Return (for the period ended 12/31/98)

                                                                                Performance
                                                    1         5           10     Inception
                                                   Year      Year        Year    (10/31/97)
-------------------------------------------------------------------------------------------
U.S. Large Capitalization                         24.90%      --          --       20.42%
 Growth Fund
S&P 500 Index                                     28.58%      --          --       30.84%

U.S. Small Capitalization Growth Fund

Objective
The Fund seeks to provide long-term capital appreciation.

Principal Strategies
Under normal conditions, the Fund invests at least 65% of its assets in equity securities of U.S. small capitalization companies.

All selection decisions are made relative to the Russell 2000 Index, the benchmark against which the Fund measures its portfolio.

The Fund may also invest in securities of emerging market growth companies. The Fund may invest up to 20% of its assets in foreign securities.

Investments in equity securities may include:
* Common stock
* Preferred stock
* Securities convertible into equity securities
* Warrants

The Fund's Principal Risks Include:
* Small Company Risk
* Market Risk

(Additional information is included in the "Risk Considerations" section.)

The Fund's portfolio turnover rate may exceed 100%.

Small Capitalization Companies
Companies with market capitalizations in the lower 7 1/2% of the Wilshire 5000 Equity Index.

Emerging Market Growth Companies
Small or medium sized companies that have passed their start-up phase and are showing positive earnings, as well as potential for achieving significant profit in a relatively short period of time.

Russell 2000 Index
A securities index that includes primarily U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the small capitalization U.S. equity market.

Fund Performance
The chart shows the Fund's performance over the past year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return (for the period ended 12/31)
    [Bar Graph Here]


1998            -6.70%


Best Quarter:       Q4 1998    19.10%
Worst Quarter:      Q3 1998   -23.86%


Average Annual Total Return (for the period ended 12/31/98)

                                                                                  Performance
                                                    1          5         10        Inception
                                                   Year      Year       Year       (9/30/97)
-------------------------------------------------------------------------------------------
U.S. Small Capitalization                         -6.70%      --         --         -9.66%
 Growth Fund
Russell 2000 Index                                -2.55%      --         --         -4.67%


U.S. Bond Fund

Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income, while controlling risk.

Principal Strategies
The Fund invests primarily in a portfolio of investment-grade fixed income securities that may also provide the potential for capital appreciation. As a matter of fundamental policy, under normal circumstances, at least 65% of the Fund's total assets are invested in U.S. debt securities with an initial maturity of more than one year.

All selection decisions are made relative to the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index, the benchmark against which the Fund measures its portfolio.

Investments in fixed income securities may include:
* Debt securities of the U.S. government, its agencies and instrumentalities
* Debt securities of U.S. corporations
* Zero coupon securities
* Mortgage-backed securities
* Asset-backed securities
* When-issued securities

The Fund's Principal Risks Include:
* Market Risk
* Interest Rate Risk
* Counter-Party Risk
  (Additional information is included in the "Risk Considerations" section.) The Fund's portfolio turnover rate may exceed 100%.

Investment-Grade
Fixed income securities possessing a minimum rating of:
* BBB by Standard & Poor's Ratings Group (S&P) or
* Baa by Moody's Investors Services, Inc. (Moody's) or,
* If unrated, are determined to be of comparable quality by the Advisor.

Salomon Smith Barney
Broad Investment Grade (BIG) Bond Index
A broad-based index that includes U.S. bonds with over one year to maturity.

Fund Performance
The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for the periods ended 12/31)
        [Bar Graph Here]

1996                    3.53%
1997                    9.64%
1998                    8.37%



Best Quarter:         Q4 1995    4.55%
Worst Quarter:        Q1 1996   -2.23%


Average Annual Total Return (fot the period ended 12/31/98)

                                                                          Performance
                                               1       5          10       Inception
                                              Year    Year       Year      (8/31/95)
-----------------------------------------------------------------------------------
U.S. Bond Fund                               8.37%     --         --        8.12%
Salomon Smith Barney                         8.72%     --         --        8.21%
 Broad Investment
 Grade Bond Index

High Yield Fund

Objectives

The Fund's primary objective is to provide high current income from a portfolio of higher-yielding, lower-rated debt securities issued by domestic and foreign companies. The Fund also seeks capital growth, when consistent with high current income, by investing in securities, including common stocks and non-income producing securities, which the Advisor expects will appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

Principal Strategies
The Fund invests primarily in a portfolio of U.S. higher-yielding, lower-rated bonds:
* Under normal conditions, at least 65% of the Fund's assets are invested in fixed income securities that provide higher yields and are "lower-rated"
* Up to 25% of the Fund's assets may be invested in foreign securities

All selection decisions are undertaken relative to the Merrill Lynch High Yield Master Index, the benchmark against which the Fund measures its portfolio.

Investments in fixed income securities may include:
* Debt securities of U.S. corporations
* Zero coupon securities
* Mortgage-backed securities
* Asset-backed securities
* When-issued securities
* Eurodollar securities

The Fund's Principal Risks Include:
* High Yield Risk
* Credit Risk
* Interest Rate Risk
* Market Risk
  (Additional information is included in the "Risk Considerations" section.)

Lower-Rated Bonds
Bonds rated in the lower rating categories of Moody's and S&P, including securities rated:
* Ba or lower by Moody's or
* BB or lower by S&P ("high yield securities").
Securities rated in these categories or lower are considered to be of poorer quality and predominantly speculative.

Merrill Lynch High Yield Master Index
An index of publicly placed non-convertible, coupon-bearing U.S. domestic debt with a term to maturity of at least one year.

Fund Performance
The chart shows the Fund's performance over the past year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return (for the period ended 12/31)
  [Bar Graph Here]

1998             7.75%



Best Quarter:       Q4 1998    4.32%
Worst Quarter:      Q3 1998   -2.28%


Average Annual Total Return (for the period ended 12/31/98)
                                                                               Performance
                                                     1       5         10       Inception
                                                    Year    Year       Year     (9/30/97)
-----------------------------------------------------------------------------------------
High Yield Fund                                    7.75%     --         --        8.12%
Merrill Lynch High Yield                           3.66%     --         --        5.04%
 Master Index

Global (ex-U.S.) Equity Fund

Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income, by investing primarily in the equity securities of global (ex-U.S.) issuers.

Principal Strategies
Normally, the Fund invests at least 65% of its assets in equity securities of issuers in at least three countries other than the United States.

Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International (MSCI) World ex USA (Free) Index, the benchmark against which the Fund measures its portfolio.

Investments in equity securities may include:
* Common stock
* Preferred stock
* Debt securities convertible into or exchangeable for common stock
* Warrants or rights

The Fund's Principal Risks Include:
* Foreign Country and Currency Risks
* Market Risk

(Additional information is included in the "Risk Considerations" section)
MSCI World ex USA (Free) Index
An unmanaged, market driven broad based securities index which includes global (ex-U.S.) equity markets in terms of capitalization and performance.

Fund Performance
The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for the peroids ended 12/31)
      [Bar Graph Here]

1994               0.94%
1995              15.55%
1996              12.75%
1997               5.74%
1998              14.39%


Best Quarter:      Q4 1998           17.15%
Worst Quarter:     Q3 1998          -13.66%


Average Annual Total Return (for the period ended 12/31/98)
                                                                          Performance
                                                    1      5         10    Inception
                                                 Year     Year      Year   (8/31/93)
------------------------------------------------------------------------------------
Global (ex-U.S.) Equity                         14.39%    9.72%      --     8.37%
 Fund
MSCI World ex USA                               18.67%    9.27%      --     8.44%
 (Free) Index

Risk Considerations

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:
* The investment objective
* The Fund's ability to achieve its objectives
* The markets in which the Fund invests
* The investments the Fund makes in those markets
* Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and potentially prevent a Fund from achieving its objectives.

Counterparty Risk

The risk that when a Fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to complete the transaction may cause the Fund to incur a loss or to miss an opportunity to obtain a price believed to be advantageous.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

Derivative Risk

The risk that downward price changes in a security may result in a loss greater than a Fund's investment in the security. This risk exists through the use of certain securities or techniques that tend to magnify changes in an index or market.

Diversification Risk

The risk that a non-diversified Fund will be more volatile than a diversified Fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified Fund's net asset value.

Foreign Country and Currency Risks

The risk that prices of a Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

The World Bank and other international agencies consider a country to be an "emerging markets" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

On January 1, 1999, the European Monetary Union (the "EMU") introduced a new single currency, the Euro, which will replace the national currencies of participating member nations. If a Fund holds investments in nations with currencies replaced by the Euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting, will be impacted. Although it is not possible to fully predict the impact of the Euro on a Fund, the transition and the elimination of currency risk among nations participating in the EMU may change the economic environment and behavior of investors, particularly in European markets.

Geographic Concentration Risk

The risk that if a Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diversified portfolio of securities.

High Yield Risk

The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below will default or otherwise be unable to honor a financial obligation. These securities are considered to be of poor standing and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure. Bonds in this category may also be called "high yield bonds" or "junk bonds."

Interest Rate Risk

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of a Fund's securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

Market Risk

The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

Prepayment Risk

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

Small Company Risk

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

The chart below illustrates both primary and secondary risks of investing in the Funds.

                                                                   Foreign  Geographic
                        Counter-                        Diversifi- Country & Concen-    High   Interest           Pre-     Small
                         party     Credit  Derivative    cation    Currency  tration    Yield    Rate    Market  payment  Company
Global Fund                *         *         *                       *        *         *       *        *        *        *

Global
Equity Fund                *                   *                       *        *                          *

Global
Bond Fund                  *         *         *            *          *        *                 *        *        *

U.S.
Balanced Fund              *         *         *                                                  *        *        *

U.S.
Equity Fund                *                   *                                                           *

U.S. Large
Capitalization             *                   *            *          *                                   *
Equity Fund

U.S. Large
Capitalization             *                   *            *          *                                   *
Growth Fund

U.S. Small
Capitalization             *                   *                       *        *                          *                 *
Growth Fund

U.S.
Bond Fund                  *         *         *                                                  *        *        *

High
Yield Fund                 *         *         *                       *        *         *       *        *        *

Global (ex-U.S.)
Equity Fund                *                   *                       *        *                          *

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Brinson Fund--Class I shares.

Shareholder Transaction Fees
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases    None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, expressed as a % of average net assets)

                                                                                             Amount of Fee   Total Fund Operating
                                                                                             Waiver and/or    Expenses (after fee
                                                           Other        Gross Operating         Expense      waiver and/or expense
(6/30/98)                        Management Fees/1/     Expenses/1/       Expenses/1/       Reimbursement/1/   reimbursement)/1/
------------------------------------------------------------------------------------------------------------------------------------
Global                                 0.80%              0.14%              0.94%               0.00%                0.94%

Global Equity                          0.80%              0.22%              1.02%               0.02%                1.00%

Global Bond                            0.75%              0.21%              0.96%               0.06%                0.90%

U.S. Balanced                          0.70%              0.11%              0.81%               0.01%                0.80%

U.S. Equity                            0.70%              0.10%              0.80%               0.00%                0.80%

U.S. Large Capitalization
 Equity/2/                             0.70%              0.89%              1.59%               0.79%                0.80%

U.S. Bond                              0.50%              0.34%              0.84%               0.24%                0.60%

Global (ex-U.S.) Equity                0.80%              0.20%              1.00%               0.00%                1.00%

(12/31/98)
----------------------------------------------------------------------------------------------------------------------------------
U.S. Large Capitalization
 Growth/3/                             0.70%              0.10%              0.80%               0.00%                0.80%

U.S. Small Capitalization
 Growth/3/                             1.00%              0.15%              1.15%               0.00%                1.15%

High Yield/3/                          0.60%              0.10%              0.70%               0.00%                0.70%

(1) The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Funds do not exceed the percentages noted in the chart on page 18.

(2) The fees and expenses for the U.S. Large Capitalization Equity Fund are based on the period from April 6, 1998 (commencement of operations) to June 30, 1998.

(3) The fees and expenses of the U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and High Yield Fund are based on fees and expenses incurred by three predecessor series, prior to the series' reorganizations into the Funds (as described in the "Investment Advisor" section), and have been recalculated and re-stated to take into account the fees and expenses that the Funds will incur as series of the Trust.

Expense Example

This example is intended to help you compare the cost of investing in the Brinson Fund--Class I shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                         1 year  3 years  5 years  10 years
---------------------------------------------------------------------------
Global Fund                                $ 96     $300     $520    $1,155

Global Equity Fund                         $102     $318     $552    $1,225

Global Bond Fund                           $ 92     $287     $498    $1,108

U.S. Balanced Fund                         $ 82     $255     $444    $  990

U.S. Equity Fund                           $ 82     $255     $444    $  990

U.S. Large Capitalization Equity Fund      $ 82     $255     $444    $  990

U.S. Large Capitalization Growth Fund      $ 82     $255     $444    $  990

U.S. Small Capitalization Growth Fund      $117     $365     $633    $1,398

U.S. Bond Fund                             $ 61     $192     $335    $  750

High Yield Fund                            $ 72     $224     $390    $  871

Global (ex-U.S.) Equity Fund               $102     $318     $552    $1,225

Brinson Partners, Inc.
209 South LaSalle Street
Chicago, Ill 60604-1295


Investment Advisor

Brinson Partners Inc., an investment management firm primarily for institutional accounts, is the investment advisor for the Brinson Funds, as well as for nine other investment companies. Brinson Partners Inc. and its predecessor entities have operated under the same investment philosophy and senior management for over 18 years. Offices are located worldwide:

Bahrain      Geneva     New York        Sydney
Basel        Hong Kong  Paris           Tokyo
Chicago      London     Rio de Janeiro  Zurich
Frankfurt    Melbourne  Singapore

As of December 31, 1998, Brinson Partners Inc. had total assets under management of approximately $297 billion. Brinson Partners is a wholly-owned subsidiary of UBS A.G (formed by the merger of Union Bank of Switzerland and Swiss Bank Corporation).

The U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund were created in conjunction with the reorganization of three corresponding series of UBS Private Investor Funds, Inc. into the Funds on December 18, 1998. The same individuals that managed the predecessor series are presently managing the three Funds.

Portfolio Management

Investment decisions for the Funds are made by an investment management team at Brinson Partners. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.

Advisory Fees

The following chart shows the investment advisory fees payable to Brinson Partners Inc., before fee waivers, by each Fund during its last fiscal year.

Management Fees Paid
(expressed as a percentage of average net assets)
Global Fund                                          0.80%
Global Equity Fund                                   0.80
Global Bond Fund                                     0.75
U.S. Balanced Fund                                   0.70
U.S. Equity Fund                                     0.70
U.S. Large Capitalization Equity Fund                0.70
U.S. Large Capitalization Growth Fund/1/             0.70
U.S. Small Capitalization Growth Fund/1/             1.00
U.S. Bond Fund                                       0.50
High Yield Fund/1/                                   0.60
Global (ex-U.S.) Equity Fund                         0.80

/1/ The U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund were created as the result of a reorganization of three corresponding funds of UBS Private Investor Funds, Inc. into these funds on December 18, 1998. The same individuals that managed the reorganized funds are now managing the newly created Funds.

The Advisor has irrevocably agreed to waive its fees and reimburse certain expenses so that the total operating expenses of the Brinson Fund--Class I shares do not exceed the following amounts for each of the respective Funds:

Global Fund                               1.10%
Global Equity Fund                        1.00
Global Bond Fund                          0.90
U.S. Balanced Fund                        0.80
U.S. Equity Fund                          0.80
U.S. Large Capitalization Equity Fund     0.80
U.S. Large Capitalization Growth Fund/1/  0.80
U.S. Small Capitalization Growth Fund/1/  1.15
U.S. Bond Fund                            0.60
High Yield Fund/1/                        0.70
Global (ex-U.S.) Equity Fund              1.00

Year 2000 Issue

Some computer systems will be unable to recognize dates after December 31, 1999. The Funds' securities trades, pricing and accounting services and other operations could be adversely affected by the defects in computer systems utilized by Brinson Partners, or the custodian and transfer agent. Brinson Partners is taking steps that it believes are reasonably designed to identify any potential problems with the computer systems it uses. The Funds' other service providers have told Brinson Partners that they are taking comparable steps. Brinson Partners does not believe that the Year 2000 issue will have a material adverse effect on its business operations or results of operations.

The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by one or more Funds. This is particularly true in emerging markets, which have been reported not to be as prepared as domestic companies and markets for Year 2000. The Year 2000 issue also could cause improperly functioning trading systems in emerging markets which could cause settlement and liquidity problems. At this point, the Funds cannot predict the impact on their portfolios of Year 2000 problems in such markets.

Portfolio Turnover

The Funds generally intend to purchase securities for long-term investment. Portfolio turnover rates are not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. It may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

Prior Performance of Advisor

The following table sets forth the Advisor's composite performance data relating to the historical performance of institutional private accounts managed by the Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the various Funds. The data is provided to illustrate the past performance of the Advisor in managing investment portfolios which are substantially similar to each of the applicable Funds as measured against specified market indices. This performance presentation includes certain composites of Brinson Partners, Inc. and certain composites of UBS Brinson New York (formerly UBS Asset Management New York). These two firms are now part of one organization as a result of a business combination on June 30, 1998. The portfolio management process and performance measurement are distinct for the two entities through June 30, 1998. The performance data of each of the Brinson Funds is also included in the table.

UBS Brinson (the Firm) has prepared and presented this report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(TM)). AIMR has not been involved with the preparation or review of this report. A list of all Firm composites is available upon request. The Firm is defined as all portfolios managed and administered from UBS Brinson's Chicago and New York offices. The effective date of Firm compliance is January 1, 1993; certain terminated accounts are not included prior to that date.

Composites consisting of more than one portfolio are asset weighted by beginning-of-period asset values. Investment results for both the Funds and the composites are time-weighted performance calculations representing total return, and are calculated in a manner consistent with the U.S. Securities and Exchange Commission's ("SEC") method of calculating returns. Returns are calculated using geometric linking of monthly returns. Composites are valued at least monthly, taking into account cash flows. All realized and unrealized capital gains and losses, as well as all dividends and interest from investments and cash balances, are included. Investment transactions are accounted for on a trade date basis with the exception of selected equity accounts. Prior to January 1996, settlement date accounting was used in these accounts, with trade date accrual used subsequent to that date. Total returns exclude the impact of advisor fees, custodial fees, and any other administrative expenses and the impact of any income taxes an investor might have incurred as a result of taxable ordinary income and capital gains realized by the account. Investment returns will be reduced by fees and other expenses incurred. Investment advisory fees are described in Part II of Form ADV. Upon request, we will furnish information showing the effect an investment advisory fee would have had on performance; Due to the graduated nature of fees, as account size increases, the annual percentage fee will decline.

Results include all actual fee-paying, discretionary client portfolios including those clients no longer with the Firm. Portfolios are included in the composite beginning with the first full month of performance to the present or to the cessation of the client's relationship with the Firm. No alterations of composites as presented here have occurred due to changes in personnel. Accounts of all sizes are included in composite performance and no minimum account relationship size was set for inclusion in the composites as the account size does not impact portfolio management style. The composites are not subject to certain expenses, investment limitations, diversification requirements and restrictions to which the Funds are subject and which are imposed by the Investment Company Act of 1940 (the "Act") and the Internal Revenue Code of 1986, as amended. Had such expenses, limitations, requirements and restrictions been applicable to the composites, the performance results would have been adversely affected. The composite's performance presented does not represent the historical performance of the Funds and should not be interpreted as indicative of future performance of the Funds.

                                                                       Annualized
                                                    One          Two     Three     Five        Ten
                                                    Year        Years    Years     Years      Years
---------------------------------------------------------------------------------------------------
Brinson Global Fund Class I/1/                       8.32        9.65    11.11     10.81        N/A
Global Securities Portfolio/2/                       8.68        9.79    11.61     11.32      11.97
MSCI World Equity (Free) Index/3,4/                 24.62       20.19    18.06     16.06      11.11
Salomon World Govt. Bond Index/3/                   15.29        7.50     6.20      7.85       8.97
GSMI Mutual Fund Index/3/                           16.45       15.37    14.42     13.76      12.51
---------------------------------------------------------------------------------------------------
Brinson Global Equity Fund Class I/1/               14.03       12.36    13.96       N/A        N/A
Global Equity with Cash Portfolio/2/                13.79       13.32    14.64     12.84      12.11
MSCI World Equity (Free) Index/3,4/                 24.62       20.19    18.06     16.06      11.11
---------------------------------------------------------------------------------------------------
Brinson Global Bond Fund Class I/1/                 11.98        6.68     7.54      7.63        N/A
Global Bond Portfolio/2/                            13.29        7.64     8.19      7.91       9.62
Salomon World Govt. Bond Index/3/                   15.29        7.50     6.20      7.85       8.97
---------------------------------------------------------------------------------------------------
Brinson U.S. Balanced Fund Class I/1/                9.92       11.55    11.47       N/A        N/A
U.S. Balanced Portfolio/2/                           8.38       11.25    11.62     11.77      12.44
U.S. Balanced Mutual Fund Index/3/                  18.85       21.15    19.03     16.75      15.01
Wilshire 5000 Index/3/                              23.43       27.30    25.24     21.78      18.11
Salomon Smith Barney BIG Index/3/                    8.72        9.17     7.29      7.30       9.31
---------------------------------------------------------------------------------------------------
Brinson U.S. Equity Fund Class I/1/                 18.57       21.63    22.93       N/A        N/A
U.S. Equity Fund/2/                                 16.91       21.42    23.02     21.49      19.28
Wilshire 5000 Index/3/                              23.43       27.30    25.24     21.78      18.11
---------------------------------------------------------------------------------------------------
Brinson U.S. Large Capitalization
 Equity Fund Class I/1,6/                           5.87         N/A      N/A       N/A        N/A
U.S. Large Capitalization Equity Portfolio/2/       21.45       24.28    25.38     23.80      20.61
S&P 500 Index/3/                                    28.58       30.95    28.23     24.06      19.21
---------------------------------------------------------------------------------------------------
Brinson U.S. Large Capitalization
 Growth Fund Class I/1,6/                           24.90         N/A      N/A       N/A        N/A
U.S. Large Capitalization Growth Portfolio/2,5/     26.64       27.06    24.59     19.63      18.08
S&P 500 Index/3/                                    28.58       30.95    28.23     24.06      19.21
---------------------------------------------------------------------------------------------------
Brinson U.S. Small Capitalization
 Growth Fund Class I/1,6/                           -6.70         N/A      N/A       N/A        N/A
U.S. Small Capitalization Growth Portfolio/2,5/    -11.01        4.79     9.17      8.04      13.38
Russell 2000 Index/3/                               -2.55        9.20    11.58     11.87      12.92
---------------------------------------------------------------------------------------------------
Brinson U.S. Bond Fund Class/1/                      8.37        9.00     7.14       N/A        N/A
U.S. Bond Portfolio/2/                               7.45        8.61     7.06      7.14       9.33
Salomon Smith Barney BIG Index/3/                    8.72        9.17     7.29      7.30       9.31
---------------------------------------------------------------------------------------------------
Brinson High Yield Fund Class I/1,6/                 7.75         N/A      N/A       N/A        N/A
High Yield Portfolio/2/                             -6.32        2.75     6.39      5.93       9.60
Merrill Lynch High Yield Master Index/3/             3.66        8.15     9.11      9.01      11.08
---------------------------------------------------------------------------------------------------
Brinson Global (ex-U.S.)
 Equity Fund Class I/1/                             14.39        9.98    10.88      9.72        N/A
Global (ex-U.S.) Equity Portfolio/2/                15.61       10.95    11.75     10.77       9.83
MSCI World ex USA (Free) Index (Unhedged)/3,4/      18.67       10.06     9.06      9.27       5.71
---------------------------------------------------------------------------------------------------

FOOTNOTES:
(1) Total returns include reinvestment of all capital gain and income distributions. Inception dates for each Fund are as follows: Brinson Global Fund Class I, 8/31/92, Brinson Global Equity Fund Class I, 1/31/94, Brinson Global Bond Fund Class I, 7/31/93, Brinson U.S. Balanced Fund Class I, 12/31/94, Brinson U.S. Equity Fund Class I, 2/28/94, Brinson U.S. Large Capitalization Equity Fund Class I, 4/30/98, Brinson U.S. Large Capitalization Growth Fund Class I, 9/30/97, Brinson U.S. Small Capitalization Growth Fund Class I, 9/30/97, Brinson U.S. Bond Fund Class I, 8/31/95, Brinson High Yield Fund Class I, 9/30/97, and Brinson Global (ex-U.S.) Equity Fund Class I, 8/31/93.

(2) Performance figures for the Advisor composites are net of advisory fees and all expenses. Advisory fees are determined by applying the highest fee schedule to the Advisor's CITs as of December 31, 1998. Performance figures for the composites gross of fees are:

                                                              Annualized
                                               -----------------------------------------
                                               One     Two       Three      Five    Ten
                                               Year   Years      Years     Years   Years
                                               -----------------------------------------
Global Securities Portfolio                    9.53%  10.64%     12.46%    12.17%  12.82%
Global Equity with Cash Portfolio             14.64   14.17      15.49     13.69   12.96
Global Bond Portfolio                         13.89    8.06       8.79      8.51   10.22
U.S. Balanced Portfolio                        9.13   12.00      12.37     12.52   13.19
U.S. Equity Portfolio                         17.66   22.17      23.77     22.24   20.03
U.S. Large Capitalization Equity Portfolio    22.20   25.03      26.13     24.55   21.36
U.S. Large Capitalization Growth Portfolio    28.14   27.81      26.09     21.13   19.58
U.S. Small Capitalization Growth Portfolio    -9.01    5.79      11.17     10.04   15.38
U.S. Bond Portfolio                            7.85    9.01       7.46      7.54    9.73
High Yield Portfolio                          -5.67    3.40       7.04      6.58   10.25
Global (ex-U.S.) Equity Portfolio             16.46   11.80      12.60     11.62   10.68

(3) GSMI Mutual Fund Index, an unmanaged index compiled by the Advisor, currently constructed as follows: 40% Wilshire 5000 Index; 22% MSCI World ex USA
(Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% IFC Investable Index; and 3% Merrill Lynch High Yield Master Index. The composition of the Index has evolved over time and may change in the future. MSCI World Equity (Free) Index is an unmanaged market driven broad based index which includes U.S. and non-U.S. equity markets in terms of capitalization and performance. Salomon World Government Bond Index is an unmanaged market driven index which measures the broad global fixed income markets invested in debt issues of U.S. and non-U.S. governments, governmental entities and supranationals. U.S. Balanced Mutual Fund Index, an unmanaged index compiled by the Advisor, constructed as follows: 65% Wilshire 5000 Index and 35% Salomon Smith Barney Broad Investment Grade (BIG) Bond Index. Wilshire 5000 Index is an unmanaged broad weighted index which includes all U.S. common stocks. S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. Russell 2000 Index is an unmanaged index that includes 2,000 U.S. small capitalization stocks and is a common measure of the performance of the small capitalization segment of the U.S. stock market. Merrill Lynch High Yield Master Index consists of issues which must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year. Issues must be less than investment grade but not in default, and the index excludes floating rate debt, equipment trust certificates, and Title 11 securities. Salomon Smith Barney Broad Investment Grade (BIG) Bond Index is an unmanaged market driven broad based index which includes U.S bonds with over one year to maturity. MSCI World ex USA (Free) Index is an unmanaged market driven broad based index which includes global (ex-U.S.) equity markets in terms of capitalization and performance.

(4) Beginning 1/31/88 these indices represent securities which are freely traded on equity markets.

(5) Prior to January 1996, settlement date accounting was used in equity accounts, with trade date accrual used subsequent to that date.

(6)  Non-annualized return since performance inception date for the following
Funds: Brinson U.S. Large Capitalization Equity Fund Class I: 4/30/98, UBS Large Cap Growth Fund: 10/14/97, UBS Small Cap Fund: 9/30/97 and UBS High Yield Bond
Fund: 9/30/97.

(7)  For additional disclosure, see Appendix A on page 35 of this prospectus.

Pricing of Fund Shares

The Brinson Fund--Class I shares are bought and sold at net asset value (NAV), which is calculated as of the close of business on each day that the New York Stock Exchange (NYSE) is open (currently 4:00 p.m. Eastern time). A Fund's securities are valued based on the last sale price or, where market quotations are not readily available, are based on fair value as determined in good faith by the Trust's board of trustees.

Foreign securities are valued at their closing prices on the exchange on which they are traded. The resulting values are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

How the Funds Calculate NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

Purchase and redemption orders for shares received by the close of regular trading (currently 4:00 p.m., Eastern time) are priced according to the NAV determined on that day. Purchase and redemption orders received after the close of trading are priced according to the next determined price per share. The Funds reserve the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.

Purchasing Shares

The minimum initial investment for Fund shares is $1,000,000. Subsequent investments for the Fund shares will be accepted in minimum amounts of $2,500. The minimum purchase requirement for IRAs is $2,000. The Funds reserve the right to vary the investment minimums and subsequent minimums for additional investments at any time. In addition, Brinson Partners may waive the minimum initial investment requirement for any investor at its discretion. Purchases may be made in one of the following ways:

If you have any questions or need further information, call 1-800-448-2430.

By Telephone

Call 1-800-448-2430 to arrange for a telephone transaction.

If you want to make future transactions (e.g., purchasing additional shares, redeeming or exchanging shares) by telephone, you will need to elect this option either on the initial application or subsequently in writing.

Complete and sign an application for Class I shares.

By Mail

Make your check payable to "Brinson __________ Fund--Class I."

If you are adding to your existing account, enclose the remittance portion of your account statement and include the amount of investment, account name and number.

Mail your application and/or check to:
The Brinson Funds c/o Transfer Agent
P.O. Box 2798
Boston, MA 02208-2798

By Wire

If you are opening a new account, call the Funds at 1-800-448-2430 to arrange for a wire transaction.

Then wire federal funds to:

The Chase Manhattan Bank
ABA#021000021
DDA#9102-783504
FBO: "Brinson ________ Fund--Class I" and include your name and new account number.

Complete and sign an application for Class I shares and mail immediately following the initial wire transaction to:

The Brinson Funds c/o Transfer Agent
P.O. Box 2798
Boston, MA 02208-2798

If you are adding to your existing account, you do not need to call the Funds to arrange for a wire transaction, but be sure to include your name and account number.

Through Financial Institutions/Professionals

In some cases, the Funds have entered into one or more Sales Agreements with brokers, dealers or financial institutions (banks and bank trust departments) (each an "Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a "Sub-designee"), may accept purchase and redemption orders that are in "good form" on behalf of the Funds. A Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee accepts the order. Such orders will be priced at the Fund's net asset value next computed after such order is accepted. These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase. These fees would not be otherwise charged if you purchase shares directly from the Funds. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders with payments to the Funds.

Telephone orders are accepted from broker-dealers or service organizations if they have been previously approved by the Funds.

Brinson Partners, or its affiliates, may, from its own resources, compensate broker-dealers or other financial intermediaries ("Service Providers") for services performed with respect to a Fund's Class I shares. These services may include marketing, shareholder servicing, recordkeeping and/or other services. Payments made for any of these purposes may be made from Brinson Partners' revenues, its profits or any other sources available. When these service arrangements are in effect, they are generally made available to all qualified Service Providers.

The Funds will not accept a check endorsed over by a third party. The Funds reserve the right to reject any purchase order and to suspend the offering of shares of the Brinson Funds. This includes purchase orders that in the reasonable belief of the Funds, have been made by market timers or short-term traders.

Exchanging Shares

You can exchange your Class I shares for Class I shares of other Funds. Exchanges will not be permitted between the Brinson Fund--Class I shares and either the UBS Investment Funds Class of shares or the Brinson Fund--Class N shares.

Under certain circumstances, the Funds may:
* Limit the number of exchanges between Funds
* Reject a telephone exchange order
* Modify or discontinue the exchange privilege upon 60 days' written notice

Exchanged Funds are subject to the minimum initial investment requirement. The procedures that apply to redeeming shares also apply to exchanging shares.

An exchange is the sale of shares of one Fund and purchase of shares of another and could result in taxable gain or loss in a non-tax sheltered account.

Account Options

The following account options are available. There are no charges for the programs noted below and you may change or terminate these plans at any time by written notice to the Funds. For information about participating in these account options, call the transfer agent at 1-800-448-2430.

Automatic Investment Plan

Through this option, money can be electronically deducted from your checking, savings or bank money market accounts and invested in the Funds each month or quarter.

Complete the Automatic Investment Plan Application, which is available upon request by calling 1-800-448-2430, and mail it to the address indicated.

The initial $1,000,000 minimum investment still applies, however, subsequent investments can be as little as $500.

The Funds may alter or terminate the Automatic Investment Plan at any time.

Systematic Withdrawal Plan

If you have a minimum of $1,000,000 in your account, you may direct the transfer agent to make payments to you (or anyone you designate) regularly, monthly, quarterly or semi-annually.

Withdrawals are drawn from share redemptions and must be a minimum of $500 per payment. Under the Systematic Withdrawal Plan (SWP), you must elect to have dividends and distributions automatically reinvested in additional Fund shares.

The Funds may terminate any SWP if the value of the account falls below $50,000 due to share redemptions or an exchange of shares for shares of another Class I Fund.

Individual Retirement Account

You may open an IRA, a tax-deferred retirement account, with the Funds if you are under age 70-1/2. The minimum purchase requirement for an IRA is $2,000.

Redeeming Shares

Your shares will be redeemed at the NAV next calculated after your order is received by the Funds' transfer agent in good order. Your order will be processed promptly and you will generally receive the proceeds within five business days.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed once the check clears, which may take up to 15 days.

The Funds reserve the right to pay redemptions "in kind" (i.e., payment in securities rather than in cash) if the amount you are redeeming is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

You may redeem some or all of your shares any day the NYSE is open for business by doing one of the following (if you have any questions, call the transfer agent at 1-800-448-2430).

By Telephone

If you have chosen the telephone redemption privilege on the initial application or subsequently arranged in writing, you may call 1-800-448-2430 to redeem shares.

By Mail

Shareholders may sell shares by making a written request to: The Brinson Funds c/o Transfer Agent, P.O. Box 2798, Boston, MA 02208-2798.

Include signatures of all persons required to sign for transactions, exactly as their name appears on the account application.

To protect your account from fraud, the Funds may require a signature guarantee for certain redemptions (see "Signature Guarantees" below).

By Bank Wire

If you have chosen the wire redemption privilege on the initial application or subsequently arranged in writing, you may request the Funds to wire your proceeds to a predesignated bank account.

Call 1-800-448-2430.

Wire redemption requests must be received by the transfer agent by 4:00 p.m. Eastern time for money to be wired the next business day.

Through Financial Institutionals/Professionals

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

Redemption requests should be accompanied by the Fund's name, your Fund account number and the dollar amount or number of shares to be redeemed. The Fund will mail a check to your account address or, if you have elected the wire redemption privilege, the Fund will wire the proceeds to your bank.

Signature Guarantees

To protect your account from fraud, the Fund and its agent may require a signature guarantee for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information.

Telephone Transactions

You may give up some level of security by choosing to buy or sell shares by telephone, rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If they do not employ these procedures, the Funds or the transfer agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Transfer of Securities

Under certain circumstances, investors may be permitted to purchase Fund shares by transferring securities to a separate Fund that meets the original Fund's investment objective and policies. (Please see the Statement of Additional Information for more information.)

Dividends and Distributions

Each Fund passes most of its net investment income along to investors in the form of distributions. All shareholders of a Fund are entitled to a proportionate share of the Fund's net income and realized capital gains on its investments.

Net investment income for all of the Funds consists of all dividends and interest received, less expenses (including fees payable to the Advisor and its affiliates).

Dividends from net investment income are declared, and paid, by each Fund semi-annually -- in June and December. In December, the Funds will distribute substantially all of their net long-term capital gains and any undistributed net short-term capital gains realized during the one year period commencing November 1 (or date of the creation of the Fund, if later) and ending October 31. At the same time, the Funds will distribute all of their net investment income earned through the end of December and not previously distributed as ordinary (not capital) income.

Dividends and other distributions paid on each class of shares of a Fund are calculated at the same time and in the same manner. Dividends on each class might be affected differently by the allocation of other class-specific expenses.

Unless you notify the transfer agent in writing that you elect to receive your income dividends and capital gain distributions in cash, all will be reinvested automatically in additional Fund shares of the same class of a Fund. Distribution options may be changed at any time by requesting a change in writing. Dividends are reinvested on the reinvestment date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.

Tax Considerations

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax advisor about federal, state and local tax considerations.

In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you invest your distributions in additional shares of a Fund or receive them in cash. Any capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. The rate of tax will generally depend on how long the Fund held the securities on which it realized the gains.

When you sell or exchange your shares of a Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Foreign investors may be subject to U.S. withholding and estate tax.

If any of the following situations apply to you, the Funds will be required by the IRS to withhold 31% of your taxable distributions:

* you do not provide your correct taxpayer identification number, or
* you do not certify that such number is correct, or
* if the IRS instructs the Fund to do so

Buying a Dividend

If you buy shares in a Stock Fund just before the Fund makes any distribution, or if you buy shares in any Bond Fund or Tax-Exempt Fund just prior to a capital gain distribution, you will receive some of the purchase price back in the form of a taxable distribution.

Shareholders will be advised annually of the source and the tax status of all Fund distributions for federal income tax purposes.

Multiple Classes

The Funds are a series of The Brinson Funds, a Delaware business trust, and currently offer three classes of shares: the Brinson Funds-Class I, Brinson Funds-Class N and UBS Investment Funds Class of shares.

Financial Highlights

The financial highlights table is intended to help you understand a Fund's financial performance for the past six years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Bond Fund and Global (ex-U.S.) Equity Fund

The selected financial information in the following table has been audited by the Funds' independent auditors, whose unqualified reports thereon (the "Reports") appear in the Funds' Annual Report to Shareholders dated June 30, 1998 (the "Annual Report"). In addition, the table includes unaudited financial information for the period ended December 31, 1998, which is included in the Funds' Semi-Annual Report to Shareholders (the "Semi-Annual Report") dated December 31, 1998. Additional performance and financial data and related notes are contained in the Annual Report and the Semi-Annual Report, which are available without charge upon request. The Funds' Financial Statements for the fiscal year ended June 30, 1998 and the Reports, as well as the Semi-Annual Report, are incorporated by reference into the Statement of Additional Information.

U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund

The U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and the High Yield Fund (collectively, the "New Funds") are successors to the UBS Large Cap Growth Fund, the UBS Small Cap Fund and the UBS High Yield Bond Fund, respectively (collectively, the "Predecessor Funds"). Each Predecessor Fund, prior to its merger into a New Fund, operated as a separate portfolio of UBS Private Investor Funds, Inc., another investment company that was advised by another entity. The Predecessor Funds had fiscal years ending on December 31. On December 18, 1998, following the approval of the shareholders of each Predecessor Fund of an agreement and plan of reorganization, the UBS Large Cap Growth Fund, the UBS Small Cap Fund and the UBS High Yield Bond Fund were reorganized and merged into the U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and the High Yield Fund, respectively. (These transactions are collectively referred to as the "Reorganizations.") The New Funds had no operations prior to the Reorganizations.

The selected financial information in the following table, for the year ended December 31, 1998, has been audited by the Funds' independent auditors, whose unqualified reports on the financial statements containing such information (the "New Funds' Reports") appear in the New Funds' Annual Report to Shareholders dated December 31, 1998 (the "New Funds' Annual Report"). The selected financial information in the following table for the year ended December 31, 1997 has been audited by the Predecessor Funds' independent auditors, whose unqualified reports on the financial statements containing such information (the "Predecessor Funds' Reports") appear in the Predecessor Funds' Annual Report to Shareholders dated December 31, 1997 (the "Predecessor Funds' Annual Report"). Additional performance and financial data and related notes are contained in the New Funds' Annual Report and the Predecessor Funds' Annual Reports (collectively, the "New Funds' and Predecessor Funds' Reports"), which are available without charge upon request. The New Funds' financial statements for the fiscal year ended December 31, 1998 and the Predecessor Funds' financial statements for the fiscal year ended December 31, 1997, and the New Funds' and Predecessor Funds' Reports, are incorporated by reference into the Statement of Additional Information.

Financial Highlights--Fiscal Years Ended June 30 and December 31

The following table presents financial data relating to a share of beneficial interest outstanding throughout the periods presented. This information has been derived from the Funds' and the Predecessor Funds' financial statements.

                                                  Income (Loss) from Investment
                                                           Operations                          Less Distributions
                                             --------------------------------------     ---------------------------------
                                                                                        Distributions       Distributions
                                                                            Total         from and            from and
                             Net asset         Net           Net           income         in excess           in excess
                              value--        Invest-     realized and    (loss) from       of net              of net
                             beginning        ment        unrealized     investment      investment           realized
Year                         of period       income      gain (loss)     operations        income               gain

BRINSON GLOBAL FUND--Class  I(Commenc ement of Operations August 31, 1992)/2/
1993                          $10.00          0.26           0.81           1.07           (0.20)                 --
1994                          $10.87          0.33          (0.23)          0.10           (0.27)              (0.27)
1995                          $10.43          0.43           0.86           1.29           (0.27)              (0.10)
1996                          $11.35          0.44           1.37           1.81           (0.62)              (0.32)
1997                          $12.22          0.38           1.79           2.17           (0.61)              (0.65)
1998                          $13.13          0.37           0.62           0.99           (0.65)              (0.70)
1998 (December 31st)          $12.77          0.18           0.05           0.23           (0.37)              (0.83)

BRINSON GLOBAL EQUITY FUND--Class I (Commencement of Operations January 28, 1994)/2/
1994                          $10.00          0.07          (0.54)         (0.47)          (0.04)                 --
1995                          $ 9.49          0.18           0.39           0.57           (0.04)              (0.09)
1996                          $ 9.93          0.18           2.29           2.47           (0.14)              (0.69)
1997                          $11.57          0.16           2.14           2.30           (0.12)              (0.99)
1998                          $12.76          0.22           0.78           1.00           (0.17)              (1.05)
1998 (December 31st)          $12.54          0.04           0.30           0.34           (0.12)              (0.18)

(1)  Annualized.
(2) Formerly known as the Brinson Fund Class shares; redesignated as the Brinson Fund-Class I shares on June 30, 1997.
N/A=Not Applicable.

                                                                        RATIOS/SUPPLEMENTAL DATA
                                                     -------------------------------------------------------------
                                                                                               Ratio of Net
                                                          Ratio of Expenses                 Investment Income
                                                            to Average Net                    to Average Net
                                                                Assets                            Assets
                                                     -------------------------------     -------------------------
                Net                        Net
               asset        Total         assets,                                        Before
   Total       value--      Return        end of     Before expense    After expense    expense     After expense    Portfolio
 Distribu-     end of        (non-        period        reimburse-       reimburse-     reimburse-     reimburse-     turnover
   tions       period     annualized)    (in 000s)         ment            ment            ment           ment          rate

   (0.20)     $10.87       10.76 %      $191,389         1.35%/1/          1.05%/1/      3.26%/1/       3.56%/1/        149%
   (0.54)     $10.87        0.77 %      $278,859         1.14%             1.10%         3.21%          3.25%           231%
   (0.37)     $11.35       12.57 %      $365,678         1.09%              N/A          4.27%           N/A            238%
   (0.94)     $12.22       16.38 %      $457,933         1.04%              N/A          3.69%           N/A            142%
   (1.26)     $13.13       18.79 %      $586,667         0.99%              N/A          3.03%           N/A            150%
   (1.35)     $12.77        8.28 %      $667,745         0.94%              N/A          2.70%           N/A             88%
   (1.20)     $11.80        1.99 %      $482,171         0.95%/1/           N/A          2.20%/1/        N/A             41%

   (0.04)     $ 9.49       (4.70)%      $ 20,642         2.65%/1/          1.00%/1/      0.24%/1/       1.89%/1/         21%
   (0.13)     $ 9.93        6.06 %      $ 20,706         2.06%             1.00%         0.71%          1.77%            36%
   (0.83)     $11.57       25.66 %      $ 27,126         1.77%             1.00%         0.57%          1.34%            74%
   (1.11)     $12.76       21.26 %      $ 48,054         1.25%             1.00%         1.35%          1.60%            32%
   (1.22)     $12.54        8.99 %      $ 22,724         1.02%             1.00%         1.29%          1.31%            46%
   (0.30)     $12.58        2.86 %      $ 24,604         1.05%/1/          1.00%/1/      0.66%/1/       0.71%/1/         49%

                                                   Income (Loss) from Investment
                                                            Operations                          Less Distributions
                                              ---------------------------------------    ---------------------------------
                                                                                         Distributions       Distributions
                                                                             Total         from and            from and
                             Net asset          Net           Net           income         in excess           in excess
                              value--         Invest-     realized and    (loss) from       of net              of net
                             beginning         ment        unrealized     investment      investment           realized
Year                         of period        income      gain (loss)     operations        income               gain
BRINSON GLOBAL BOND FUND--Class I (Commencement of Operations July 30, 1993)/2/
1994                          $10.00           0.45          (0.52)         (0.07)          (0.28)              (0.10)
1995                          $ 9.55           0.50           0.58           1.08           (0.24)                 --
1996                          $10.39           0.84           0.31           1.15           (1.40)              (0.10)
1997                          $10.04           0.67           0.08           0.75           (0.96)              (0.19)
1998                          $ 9.64           0.43/3/       (0.18)          0.25           (0.31)              (0.17)
1998 (December 31st)          $ 9.41           0.21/3/        0.74           0.95           (0.38)              (0.08)

BRINSON U.S. BALANCED FUND--Class I (Commencement of Operations December 30, 1994)/2/
1995                          $10.00           0.23           1.16           1.39           (0.16)                 --
1996                          $11.23           0.44           1.04           1.48           (0.43)              (0.57)
1997                          $11.71           0.47           1.29           1.76           (0.40)              (0.54)
1998                          $12.53           0.49/3/        0.93           1.42           (0.77)              (0.94)
1998 (December 31st)          $12.24           0.19/3/        0.24           0.43           (0.63)              (2.65)

BRINSON U.S. EQUITY FUND--Class I (Commencement of Operations February 22, 1994)/2/
1994                          $10.00           0.05          (0.36)         (0.31)          (0.04)                 --
1995                          $ 9.65           0.16           1.89           2.05           (0.14)              (0.03)
1996                          $11.53           0.17           3.31           3.48           (0.17)              (0.25)
1997                          $14.59           0.15           4.27           4.42           (0.14)              (1.23)
1998                          $17.64           0.19           3.39           3.58           (0.18)              (1.13)
1998 (December 31st)          $19.91           0.08/3/        0.73           0.81           (0.12)              (1.07)

BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND--Class I (Commencement of Operations April 6, 1998)
1998                          $10.00           0.02          (0.20)         (0.18)          (0.02)                 --
1998 (December 31st)          $ 9.80           0.03           0.56           0.59           (0.07)                 --

(1)  Annualized.
(2) Formerly known as the Brinson Fund Class shares; redesignated as the Brinson Fund-Class I shares on June 30, 1997.
(3) The net investment income per share data was determined by using average shares outstanding throughout the period.
N/A=Not Applicable.

                                                                RATIOS/SUPPLEMENTAL DATA
                                                                -------------------------
                                                                                   Ratio of Net
                                                     Ratio of Expenses           Investment income
                                                      to Average Net              to Average Net
                                                          Assets                      Assets
                                                     -----------------           ----------------

               Net                       Net
              asset       Total        assets,       Before       After         Before        After
   Total     value-      Return        end of       expense      expense       expense       expense       Portfolio
 Distribu-   end of       (non-        period      reimburse-   reimburse-    reimburse-    reimburse-     turnover
   tions     period    annualized)    (in 000s)       ment         ment          ment          ment          rate
    (0.38)  $  9.55       (0.79)%     $ 36,849        1.78%/1/    0.90%/1/     4.03 %/1/      4.91 %/1/      189%
    (0.24)  $ 10.39       11.34 %     $ 51,863        1.43%       0.90%        5.53 %         6.06 %         199%
    (1.50)  $ 10.04       11.50 %     $ 41,066        1.65%       0.90%        4.98 %         5.73 %         184%
    (1.15)  $  9.64        7.71 %     $ 54,157        1.32%       0.90%        4.90 %         5.32 %         235%
    (0.48)  $  9.41        2.69 %     $ 91,274         .96%       0.90%        4.47 %         4.53 %         151%
    (0.46)  $  9.90       10.14 %     $119,515         .90%        N/A         4.23 %/1/       N/A            49%

    (0.16)  $ 11.23       13.91 %     $157,724        1.06%/1/    0.80%/1/     4.36 %/1/      4.63 %/1/      196%
    (1.00)  $ 11.71       13.52 %     $227,829        1.01%       0.80%        3.76 %         3.97 %         240%
    (0.94)  $ 12.53       15.50 %     $282,860        0.88%       0.80%        3.78 %         3.86 %         329%
    (1.71)  $ 12.24       12.19 %     $ 80,556        0.81%       0.80%        3.88 %         3.89 %         194%
    (3.28)  $  9.39        3.74 %     $ 42,781         .94%       0.80%        3.08 %         3.22 %          65%

    (0.04)  $  9.65       (3.10)%     $  8,200        5.40%/1/    0.80%/1/    (2.82)%/1/      1.78 %/1/        9%
    (0.17)  $ 11.53       21.45 %     $ 42,573        1.70%       0.80%        1.09 %         1.99 %          33%
    (0.42)  $ 14.59       30.57 %     $126,342        1.14%       0.80%        1.13 %         1.47 %          36%
    (1.37)  $ 17.64       31.87 %     $337,949        0.89%       0.80%        1.06 %         1.15 %          43%
    (1.31)  $ 19.91       21.48 %     $605,768        0.80%        N/A         1.12 %          N/A            42%
    (1.19)  $ 19.53        4.32 %     $691,214         .80%/1/     N/A         0.86 %/1/       N/A            17%

    (0.02)  $  9.80       (1.83)%     $    154        1.59%/1/    0.80%/1/     0.52 %/1/      1.31 %/1/       12%
    (0.07)  $ 10.32        6.01 %     $  9,432        1.40%/1/    0.80%/1/     0.50 %/1/      1.10 %/1/       19%

                                                Income (Loss) from Investment
                                                          Operations                              Less Distributions
                                                ------------------------------           ---------------------------------
                                                                                         Distributions       Distributions
                                                                            Total          from and           from and
                            Net asset          Net            Net           income         in excess          in excess
                             value-           Invest-     realized and    (loss) from       of net             of net
                            beginning          ment        unrealized     investment      investment          realized
Year                        of period         income       gain (loss)    operations        income              gain
BRINSON U.S. BOND FUND--Class I (Commencement of Operations August 31, 1995)/2/
1996                         $10.00            0.50           (0.14)         0.36            (0.40)             (0.03)
1997                         $ 9.93            0.51/3/         0.32          0.83            (0.52)                --
1998                         $10.24            0.53            0.53          1.06            (0.58)             (0.14)
1998 (December 31st)         $10.58            0.29/3/         0.18          0.47            (0.28)             (0.15)

BRINSON GLOBAL (ex-U.S.) EQUITY FUND--Class I (Commencement of Operations August 31, 1993)/3, 4/
1994                         $10.00            0.10           (0.34)        (0.24)           (0.07)                --
1995                         $ 9.69            0.15           (0.16)        (0.01)              --                 --
1996                         $ 9.68            0.18            2.05          2.23            (0.18)             (0.56)
1997                         $11.17            0.18            1.97          2.15            (0.17)             (0.56)
1998                         $12.59            0.18            0.30          0.48            (0.18)             (0.74)
1998 (December 31st)         $12.15            0.04            0.09          0.13            (0.04)             (0.12)

BRINSON U.S. LARGE CAPITALIZATION GROWTH FUND/6/--Class I (Commencement of Operations October 14, 1997)/7/
1997/5/                      $10.00            0.02           (0.08)        (0.06)           (0.02)                --
1998 (December 31st)         $ 9.92            0.06            2.38          2.44            (0.06)             (0.46)

BRINSON U.S. SMALL CAPITALIZATION GROWTH FUND/6/--Class I (Commencement of Operations September 30, 1997)/7/
1997/5/                      $10.00              --           (0.56)        (0.56)              --                 --
1998 (December 31st)         $ 9.44           (0.02)          (0.57)        (0.59)           (0.05)                --

BRINSON HIGH YIELD FUND/6/--Class I (Commencement of Operations September 30, 1997)/7/
1997/5/                      $10.00            0.18           0.05           0.23            (0.18)                --
1998 (December 31st)         $10.05            7.30           0.02           7.32            (7.33)             (0.06)

(1)  Annualized.

(2) Formerly known as the Brinson Fund Class shares; redesignated as the Brinson Fund-Class I shares on June 30, 1997.

(3) The net investment income per share data was determined by using average shares outstanding throughout the period.

(4) The Brinson Global (ex-U.S.) Equity Fund changed its name from the Brinson Non-U.S. Equity Fund on December 10, 1998. During the fiscal year ended June 30, 1998, the Global (ex-U.S.) Equity Fund (the "ex-U.S. Fund") had total borrowings of $32,600,000 outstanding for 1 day (June 29, 1998) under the Trust's agreement with The Chase Manhattan Bank to provide a 364-day $100 million committed line of credit. The ex-U.S. Fund had 36,449,018.679 shares outstanding on June 29, 1998, and the amount of debt per share was $12.05. At June 30, 1998, the ex-U.S. Fund had no debt outstanding.

(5)  For the period from commencement of operations to December 31, 1997.

(6) Prior to the Reorganizations, each of these Series operated as a separate portfolio of UBS Private Investor Funds, Inc. and invested all of its respective investable assets in an affiliated investment company with an identical investment objective. The U.S. Large Capitalization Growth Fund invested solely in the UBS Investor Portfolios Trust--UBS Large Cap Growth Portfolio; the U.S. Small

                                                                RATIOS/SUPPLEMENTAL DATA
                                                  ---------------------------------------------------
                                                                                   Ratio of Net
                                                     Ratio of Expenses           Investment Income
                                                      to Average Net              to Average Net
                                                          Assets                      Assets
------------                                      -----------------------     ----------------------

               Net                       Net
              asset       Total        assets,       Before       After         Before        After
   Total     value-      Return        end of       expense      expense       expense       expense       Portfolio
 Distribu-   end of       (non-        period      reimburse-   reimburse-    reimburse-    reimburse-     turnover
   tions     period    annualized)    (in 000s)       ment         ment          ment          ment          rate
 (0.43)     $  9.93      3.60 %       $  9,047      3.63%/1/     0.60%/1/       3.00 %/1/     6.03 %/1/     363%
 (0.52)     $ 10.24      8.45 %       $ 22,421      1.65%        0.60%          5.14 %        6.19 %        410%
 (0.72)     $ 10.58     10.60 %       $ 38,874      0.84%        0.60%          5.61 %        5.85 %        198%
 (0.43)     $ 10.62      4.43 %       $ 90,869      0.64%/1/     0.60%/1/       5.30 %/1/     5.34 %/1/     140%

 (0.07)     $  9.69     (2.45)%       $ 71,544      1.60%/1/     1.00%/1/       1.28 %/1/     1.88 %/1/      12%
   --       $  9.68     (0.10)%       $148,319      1.23%        1.00%          1.93 %        2.16 %         14%
 (0.74)     $ 11.17     23.64 %       $212,366      1.20%        1.00%          1.67 %        1.87 %         20%
 (0.73)     $ 12.59     20.27 %       $420,855      1.00%         N/A           1.83 %         N/A           25%
 (0.92)     $ 12.15      4.78 %       $439,329      1.00%         N/A           1.52 %         N/A           49%
 (0.16)     $ 12.12      1.14 %       $487,468      0.99%/1/      N/A           0.63 %/1/      N/A           37%

 (0.02)     $  9.92     (0.55)%       $  4,137      8.54%/1,6/   1.00%/1,6/    (6.19)%/1,6/   1.35 %/1,6/    N/A
 (0.52)     $ 11.84     24.90 %       $  4,147      2.76%        0.99%         (1.40)%        0.37 %         N/A

   --       $  9.44     (5.62)%       $ 11,954      3.63%/1,6/   1.20%/1,6/    (2.53)%/1,6/  (0.10)%/1,6/    N/A
 (0.05)     $  8.80     (6.70)%       $ 22,607      1.69%        1.20%         (0.76)%       (0.27)%         N/A

 (0.18)     $ 10.05      2.34 %       $  7,861      4.98%/1,6/   0.90%/1,6/     3.15 %/1,6/   7.23 %/1,6/    N/A
 (7.39)     $  9.98      7.75 %       $ 34,900      1.59%        0.89%          7.38 %        8.08 %         N/A


Capitalization Growth Fund invested solely in the UBS Investor Portfolios Trust--UBS Small Cap Portfolio; and the High Yield Fund invested solely in the UBS Investor Portfolios Trust--UBS High Yield Bond Portfolio. The funds in which each of these Series invested are referred to herein as the "Master Funds." The ratios set forth in this Financial Highlights table for each of these Series include the Series' share of its respective Master Fund's expenses. The annualization of these ratios is also affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement to which these Series were subject prior to the Reorganizations were not ratified until December 29, 1997. Prior to that date, investment advisory services were being provided without compensation.

(7) Reflects 10 for 1 share split effective December 9, 1998.

N/A=Not Applicable.


Appendix A

                                                                               As of December 31, 1998
Brinson Partners, Inc.                                   Number of Accounts      Assets       Percentage of    Highest Annual
Composite Name                                             per Composite       ($ millions)     Firm Assets     Fee on Assets
-----------------------------------------------------------------------------------------------------------------------------
Global Equity Portfolio                                           1                  7               0             0.85%

Global Bond Portfolio                                             1                110             0.1             0.60%

U.S. Balanced Portfolio                                           1                154             0.1             0.75%

U.S. Equity Portfolio                                             1               3529             3.4             0.75%

U.S. Bond Portfolio                                               1               2301             2.2             0.40%

Global (ex-U.S.) Equity
 Portfolio                                                        1               3299             3.2             0.85%

Global Mutual Fund                                                1                511             0.5

Global Equity Mutual Fund                                         1                 74             0.1

Global Bond Mutual Fund                                           1                124             0.1

U.S. Balanced Mutual Fund                                         1                 45             0.0

U.S. Equity Mutual Fund                                           1                766             0.7

U.S. Large Capitalization
 Equity Mutual Fund                                               1                 22             0.0

U.S. Large Capitalization
 Growth Mutual Fund                                               1                  4             0.0

U.S. Small Capitalization
 Growth Mutual Fund                                               1                 23             0.0

U.S. Bond Mutual Fund                                             1                 96             0.1

High Yield Mutual Fund                                            1                 35             0.0

Global (ex-U.S.) Equity
 Mutual Fund                                                      1                493             0.5

/1/ The composites presented in this report are single entity composites or the assets of a single client. As such, internal dispersion for all periods is zero and is not presented in this report. AIMR-PPS (TM) states that pooled funds, including unit trusts (or collective funds) may be treated as separate composites. As such, this report presents the composite performance results of collective funds only and does not include separately managed accounts. Composites for separately managed accounts are available upon request.


USB Brinson New York         Number of Accounts        Assets     Percentage of   Highest Annual
Composite Name                per Composite         ($ millions)     Firm Assets   Fee on Assets
--------------------------------------------------------------------------------------------------

U.S. Large Capitalization
 Growth Portfolio                   18                  616            0.6            0.75%

U.S. Small Capitalization
 Growth Portfolio                    4                  205            0.2            1.00%

High Yield Portfolio                 3                  134            0.1            0.65%

(2) Internal dispersion is calculated as the equally-weighted annual standard deviation within a composite consisting of at least five accounts with full year returns.

U.S. Large Capitalization Growth Equity: 1988, 5.91%; 1989, 4.87%; 1990, 0.54%;
1991, 11.55%; 1992, 3.68%; 1993, 5.21%; 1994, 5.49%; 1995, 3.07%; 1996, 1.02%;
1997, 2.86%.
U.S. Small Capitalization Growth Equity: Dispersion for only 1995, 2.06%.
High Yield: 1993, 0.64%; 1994, 1.42%; 1995, 1.10%; 1996, 0.85%; 1997, 0.18%.



Historical Annual Returns (as of December 31 each year)

Name                               1998          1997          1996      1995      1994      1993     1992    1991    1990    1989
-----------------------------------------------------------------------------------------------------------------------------------
Global Equity Portfolio           14.64%        13.70%        18.19%    22.36%     0.75%    17.82%    5.27%  22.95%  -6.28%  24.63%

Global Bond Portfolio             13.89%         2.54%        10.27%    21.15%    -3.56%    11.19%    9.09%  20.12%  10.77%   8.98%

U.S. Balanced Portfolio            9.13%        14.94%        13.13%    27.28%    -0.16%    11.89%   10.04%  23.48%   4.41%  20.54%

U.S. Equity Portfolio             17.66%        26.86%        27.04%    42.41%     1.05%    17.47%   16.16%  36.59%  -8.46%  33.37%

U.S. Bond Portfolio                7.85%        10.19%         4.44%    18.62%    -2.29%    10.60%    8.13%  18.30%   9.35%  13.73%

Global (ex-U.S.) Equity
 Portfolio                        16.46%         7.33%        14.21%    17.63%     3.20%    23.88%   -2.54%  17.68%  -8.19%  22.04%

Global Mutual Fund                 8.32%        11.00%        14.10%    24.14%    -1.89%    11.15%    3.29%*    --      --      --

Global Equity Mutual Fund         14.03%        10.72%        17.26%    21.93%    -4.35%*      --       --      --      --      --

Global Bond Mutual Fund           11.98%         1.63%         9.30%    20.32%    -3.49%     3.86%*     --      --      --      --

U.S. Balanced Mutual Fund          9.92%        13.22%        11.32%    25.48%       --        --       --      --      --      --

U.S. Equity Mutual Fund           18.57%        24.76%        25.65%    40.58%    -1.63%*      --       --      --      --      --

U.S. Large Capitalization
 Equity Mutual Fund                5.87%*          --            --        --        --        --       --      --      --      --

U.S. Large Capitalization
 Growth Mutual Fund               24.90%        -0.55%*          --        --        --        --       --      --      --      --

U.S. Small Capitalization
 Growth Mutual Fund               -6.70%        -5.62%*          --        --        --        --       --      --      --      --

U.S. Bond Mutual Fund              8.37%         9.64%         3.53%     5.49%*      --        --       --      --      --      --

High Yield Mutual Fund             7.75%         2.34%*          --        --        --        --       --      --      --      --

Global (ex-U.S.) Equity
 Mutual Fund                      14.39%         5.74%        12.75%    15.55%     0.94%    -3.45%*     --      --      --      --


*Represents partial-year performance. Returns are not annualized.

For More Information

More information on The Brinson Funds is available free upon request:

Shareholder Reports

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement Of Additional Information (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered part of) this prospectus.


TO OBTAIN INFORMATION:

BY TELEPHONE
Call 1-800-448-2430

By Mail
The Brinson Funds
P.O. Box 2798
Boston, MA 02208-2798

By Email

fulfill@fdinet.com

On The Internet

Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

 SEC: http://www.sec.gov

 Brinson Partners: http://www.ubsbrinson.com

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's public reference room in Washington, DC (phone 1-800-SEC-0330). Or, you can obtain copies of this information by sending a request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009.

The Funds are series of The Brinson Funds;
Registration Number: 811-6637

                                           [Brinson Logo]


                                           The Brinson Funds
                                           Class N Shares

                                             Prospectus
                                             May 3, 1999

                                           Global Fund
                                           Global Equity Fund
                                           Global Bond Fund
                                           U.S. Balanced Fund
                                           U.S. Equity Fund
                                           U.S. Large Capitalization Equity Fund
                                           U.S. Large Capitalization Growth Fund
                                           U.S. Small Capitalization Growth Fund
                                           U.S. Bond Fund
                                           High Yield Fund
                                           Global (ex-U.S.) Equity Fund


                                       As with any mutual fund, the Securities
                                       and Exchange Commission (SEC) has not
                                       approved or disapproved of these
                                       securities or determined whether this
                                       prospectus is adequate or complete. Any
                                       representation to the contrary is a
                                       criminal offense.



[Brinson Logo]


The Brinson Funds

209 South LaSalle Street.Chicago, Illinois 60604-1295
Tel: 1-800-448-2430

Table of Contents


The Brinson Investment Process                                          2

Overview of the Funds

    Global Fund                                                         3

    Global Equity Fund                                                  4

    Global Bond Fund                                                    5

    U.S. Balanced Fund                                                  6

    U.S. Equity Fund                                                    7

    U.S. Large Capitalization Equity Fund                               8

    U.S. Large Capitalization Growth Fund                               9

    U.S. Small Capitalization Growth Fund                              10

    U.S. Bond Fund                                                     11

    High Yield Fund                                                    12

    Global (ex-U.S.) Equity Fund                                       13

Risk Considerations                                                    14

Fees and Expenses                                                      16

Investment Advisor                                                     18

Prior Performance of Advisor                                           19

Pricing of Fund Shares                                                 22

Purchasing Shares                                                      23

Redeeming Shares                                                       25

Dividends and Distributions                                            26

Distribution Arrangements                                              27

Tax Considerations                                                     27

Financial Highlights                                                   28

Appendix A                                                             33

For More Information                                                   35

Overview of the Funds

The investment objective of each Fund is "fundamental" and may be changed only with shareholder approval. Unless otherwise stated, each Fund's investment policies are not fundamental and may be changed by the Funds' Trustees without a shareholder vote. There can be no assurance that the Funds will be able to attain their objectives.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information (SAI).


Each Fund's principal risks and strategies are provided within the Fund descriptions that follow. Principal and secondary risks are discussed in detail under "Risk Considerations" on page 14.

The Brinson Funds strongly discourages market timers and short-term traders from investing in the Funds. Shares of The Brinson Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

A Look At The Brinson Investment Process


At Brinson Partners, we employ a global asset allocation strategy, actively diversifying investments within and across all major asset classes. Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgement. Our philosophy is that the determination of fundamental investment value within the context of a globally integrated economy is the focus of all investment decisions. World economies and financial markets are interactive. Thus, investment management, both within and across global stock and bond markets, must be based upon comprehensive knowledge and analyses of integrated investment fundamentals.

Our investment style has a single focus investment fundamentals determine and describe future cash flows that, for us, define investment value. It is our belief that periodically there are important exploitable discrepancies between market price and investment value. The price/value discrepancies then become the building blocks for portfolio construction. Portfolio structure is focused on both risk and return considerations in the context of full long-term investment cycles.

Another aspect of Brinson Partners' approach is the management of a portfolio of securities against a selected benchmark. If we are indifferent among markets, we tend toward the normal weight, as determined by the proportion of each market in the benchmark. Decisions to deviate from the normal mix of assets are a blend of rigorous quantitative analysis, an understanding of the fundamental relationships among global markets and the expertise of our investment professionals. All security selection decisions for a Fund are made in relation to the benchmark, each of which is more fully described in each Fund's description that follows. The benchmark for each Fund is an index consisting of securities that are representative of that Fund's investments. From time to time, we may substitute securities from an equivalent index that we believe more accurately reflects changes in our expectations for various markets.

Equity Selections

Our equity portfolio construction process focuses on the four layers of equity management that best explain portfolio performance: market sensitivity, common factor exposures, industry weightings and individual stock selection. Securities are chosen from an extensive list of companies in all major markets and industries. Stock selection is based on fundamental analysis, often incorporating quantitative models. The security selection decision seeks out medium-to-larger capitalization issues in each country that are attractively priced relative to underlying fundamental value. Research focuses on the ability of individual companies to generate profits. We also analyze industry competitive strategy, structure and global integration. We visit management to understand company goals and their competitive strategies.

Fixed Income Selections

We use an internally developed valuation model for our Fixed Income portfolios, which quantifies our return expectations for all of the bond markets. Inputs to this model include forecasts of inflation, risk premiums and interest rates. Our credit review process incorporates both a top-down strategy, which focuses on how macroeconomic forces shape various industry outlooks, and a bottom-up strategy which relies on a combination of qualitative and quantitative factors. Our qualitative assessment focuses on management strength, market position, competitive environment, and financial flexibility. Our quantitative assessment focuses on historical operating results, calculation of various credit ratios and an expected future outlook. With the exception of the High Yield Fund, the Fixed Income Funds generally invest in all categories of investment grade fixed income securities, but emphasize the higher quality securities in this spectrum (those with a credit rating of AA and above.) Our fixed income strategies combine judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, quality and coupon segments and specific fixed income securities.

Global Fund


Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Strategies


The Fund invests primarily in a portfolio of global equity and fixed income securities. At least 65% of the Fund's assets are invested in securities of issuers in at least three countries (which may include the United States).

All security selection decisions are made relative to the Global Securities Markets Index (GSMI) Mutual Fund Index, the benchmark against which the Fund measures its portfolio.

Although it may invest anywhere in the world, the Fund invests primarily in:

* Equity markets listed in the Morgan Stanley Capital International (MSCI) World Equity (Free) Index
* Fixed income markets listed in the Salomon Smith Barney World Government Bond Index


Other investments may include:

* Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the U.S.
* Other open-end investment companies advised by Brinson Partners
* Emerging markets securities

The Fund's Principal Risks Include:

* Market Risk
* Currency Risks
* Concentration Risk
* Credit Risk
  (Additional information is included in the "Risk Considerations" section)

The Fund's portfolio turnover rate may exceed 100%.

Fund Performance

The chart and table which follow give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

GSMI Mutual Fund Index

An unmanaged index compiled by Brinson Partners, constructed as follows:

40% Wilshire 5000 Index                      3% Merrill Lynch High Yield
22% MSCI World ex USA                               Master Index
       (Free) Index                          3% IFC Investable Index
21% Salomon Smith Barney                     2% JP Morgan EMBI+
       BIG Bond Index
9% Salomon non-U.S. Gov't.
       Bond Index

MSCI World Equity (Free) Index

A broad based securities index that represents the U.S. and global (ex-U.S.) equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.

Salomon Smith Barney World Government Bond Index

A securities index that represents the broad global fixed income markets and includes debt issues of U.S. and global (ex-U.S.) governments.


From time to time, such underlying indices may change.


Total Return (for the period ended 12/31)

[BAR CHART APPEARS HERE]
1998:    8.00%

Best Quarter:       Q4 1998     7.61%
Worst Quarter:      Q3 1998    -5.33%



Average Annual Total Return (for the periods ended 12/31/98)

                                                           Performance
                                   1       5         10     Inception
                                  Year    Year      Year    (6/30/97)
----------------------------------------------------------------------
Global Fund                       8.00%    --        --       6.49%

MSCI World Equity (Free) Index   24.62%    --        --      16.08%

Salomon Smith Barney World       15.29%    --        --      11.04%
  Government Bond Index

GSMI Mutual Fund Index           16.45%    --        --      13.08%

Global Equity Fund

Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Strategies

The Fund invests primarily in a portfolio of global equity securities. At least 65% of the Fund's assets are invested in securities of issuers in at least three countries (which may include the United States).

Although it may invest anywhere in the world, the Fund invests primarily in equity markets listed in the Morgan Stanley Capital International (MSCI) World Equity (Free) Index, the benchmark against which the Fund measures its portfolio.

Investments in equity securities may include:

* Common stock
* Preferred stock
* Convertible securities (those that are convertible into equity securities)
* Warrants

The Fund's Principal Risks Include:

* Market Risk
* Foreign Country and Currency Risks
  (Additional information is included in the "Risk Considerations" section.)

MSCI World Equity (Free) Index

A broad based securities index that represents the U.S. and global (ex-U.S.) equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.




Fund Performance

The chart shows the Fund's performance over the past year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return (for the period ended 12/31)

       [BAR CHART GOES HERE]

            1998: 13.63%

Best Quarter:       Q4 1998    14.16%
Worst Quarter:      Q3 1998   -10.06%


Average Annual Total Return (for the periods ended 12/31/98)

                                                      Performance
                                   1      5      10    Inception
                                  Year   Year   Year   (6/30/97)
------------------------------------------------------------------
Global Equity Fund               13.63%   --     --      7.51%

MSCI World Equity (Free) Index   24.62%   --     --     16.08%

Global Bond Fund

Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Strategies


The Fund invests primarily in a portfolio of global debt securities that may also provide the potential for capital appreciation. The Fund is a non-diversified portfolio.

Normally, at least 65% of the Fund's assets are invested in debt securities with an initial maturity of more than one year of issuers in at least three countries (which may include the United States).

Although it may invest anywhere in the world, the Fund invests primarily in fixed income markets listed in the Salomon Smith Barney World Government Bond Index, the benchmark against which the Fund measures its portfolio.


Investments in fixed income securities may include:

* Debt securities of the U.S. government, its agencies and instrumentalities
* Debt securities of U.S. corporations
* Zero coupon securities
* Mortgage-backed securities
* Asset-backed securities
* When-issued securities

The Fund's Principal Risks Include:

* Market Risk
* Credit Risk
* Interest Rate Risk
* Foreign Country and Currency Risks
* Diversification Risk
 (Additional information is included in the "Risk Considerations" section.)

The Fund's portfolio turnover rate may exceed 100%.

Non-Diversified Portfolio

Invests in fewer securities, which may result in more potential volatility than a diversified portfolio. Gains or losses on a single security or issuer within the portfolio will, therefore, have a greater impact on a fund's net asset value.

Salomon Smith Barney World Government Bond Index

A securities index that represents the broad global fixed income markets and includes debt issues of U.S. and global (ex-U.S.) governments.

Fund Performance

The chart shows the Fund's performance over the past year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return (for the period ended 12/31)


[BAR CHART APPEARS HERE]

1998:     11.83%

Best Quarter:       Q4 1998     5.85%
Worst Quarter:      Q4 1997    -0.32%


Average Annual Total Return (for the periods ended 12/31/98)

                                                      Performance
                                   1      5      10    Inception
                                  Year   Year   Year   (6/30/97)
------------------------------------------------------------------
Global Bond Fund                 11.83%   --     --      8.30%
Salomon Smith Barney             15.29%   --     --     11.04%
  World Government Bond Index

U.S. Balanced Fund

Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Strategies

The Fund invests primarily in a wide range of equity, fixed income and money market securities.

All selection decisions are made relative to the U.S. Balanced Mutual Fund Index, the benchmark recipient which the Fund measures its portfolio.

Investments in equity securities may include:

* Common Stock
* Preferred stock
* Securities convertible into equity securities
* Warrants

Investments in fixed income securities may include:

* Debt securities of the U.S. government, its agencies and instrumentalities
* Debt securities of U.S. corporations
* Zero coupon securities
* Mortgage-backed securities
* Asset-backed securities
* When-issued securities

The Fund's Principal Risks Include:

* Market Risk
* Interest Rate Risk

(Additional information is included in the "Risk Considerations" section.)

The Fund's portfolio turnover rate may exceed 100%.

U.S. Balanced Mutual Fund Index

Compiled by Brinson Partners, this index represents a fixed composite of 65% Wilshire 5000 Equity Index and 35% Salomon Smith Barney Broad Investment Grade
(BIG) Bond Index.

Wilshire 5000 Equity Index

A broad weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.

Salomon Smith Barney
Broad Investment Grade (BIG) Bond Index
A broad-based index that includes U.S. bonds with over one year to maturity.

From time to time, indices may change.


Fund Performance

The chart shows the Fund's performance over the past year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return (for the period ended 12/31)

[BAR CHART APPEARS HERE]

1998:     9.92%

Best Quarter:     Q3 1997    4.63%
Worst Quarter:    Q3 1997   -0.24%

Average Annual Total Return (for the periods ended 12/31/98)

                                                      Performance
                              1        5       10      Inception
                             Year     Year    Year     (6/30/97)
-----------------------------------------------------------------
U.S. Balanced Fund           9.92%     --      --        10.50%
Wilshire 5000 Index         23.43%     --      --        23.80%
Salomon Smith Barney         8.72%     --      --        10.17%
 (BIG) Index
U.S. Balanced Mutual        18.85%     --      --        19.45%
 Fund Index

U.S. Equity Fund

Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income, while controlling risk.

Principal Strategies

Normally, the Fund invests at least 65% of its assets in equity securities of U.S. companies.


All selection decisions are made relative to the Wilshire 5000 Equity Index, the benchmark against which the Fund measures its portfolio.

Investments in equity securities may include:

* Common stock
* Preferred stock
* Securities convertible into equity securities
* Warrants

The Fund's Principal Risks Include:

* Market Risk

(Additional information is included in the "Risk Considerations" section.)

Wilshire 5000 Equity Index

A broad weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.

Fund Performance

The chart shows the Fund's performance over the past year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return (for the period ended 12/31)


[BAR CHART APPEARS HERE]

1998:     17.99%

Best Quarter:       Q4 1998    16.28%
Worst Quarter:      Q3 1998   -10.56%


Average Annual Total Return (for the periods ended 12/31/98)

                                                 Performance
                          1       5       10      Inception
                         Year    Year    Year     (6/30/97)
------------------------------------------------------------
U.S. Equity Fund        17.99%    --      --        16.57%
Wilshire 5000 Equity    23.43%    --      --        23.80%
 Index

U.S. Large Capitalization Equity Fund

Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income, while controlling risk.

Principal Strategies

Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of U.S. large capitalization companies. The Fund is a non-diversified portfolio.

All selection decisions are undertaken relative to the Standard & Poor's 500 Stock Index (S&P 500 Index), the benchmark against which the Fund measures its portfolio.

Investments in equity securities may include:

* Common stock
* Preferred stock
* Securities convertible into equity securities
* Warrants

The Fund's Principal Risks Include:

* Market Risk
* Diversification Risk

(Additional information is included in the "Risk Considerations" section.)


Large Capitalization Companies

Those with market capitalizations in the upper 65% of the Wilshire 5000 Equity Index. Companies whose capitalization falls below this level after purchase will continue to be considered large capitalization companies.

Non-Diversified Portfolio

Invests in fewer securities, which may result in more potential volatility than a diversified portfolio. Gains or losses on a single security or issuer within the portfolio will, therefore, have a greater impact on a fund's net asset value.

S&P 500 Index

A broad capitalization market-weighted index that includes common stocks of the leading companies in the top industries in the United States. It is designed to provide a representative indication of the capitalization and return of the large capitalization U.S. equity market.

Fund Performance


There is no performance data presented because the Fund has not been in existence for a full calendar year. Inception date was 4/6/98.

U.S. Large Capitalization Growth Fund

Objective

The Fund seeks to provide long-term capital appreciation.

Principal Strategies

The Fund invests primarily in a portfolio of equity securities of large capitalization growth companies. The Fund is a non-diversified portfolio.


All selection decisions are made relative to the S&P 500 Index, the benchmark against which the Fund measures its portfolio.

* Normally, at least 65% of the Fund's assets are invested in securities issued by such companies
* Up to 20% of the Fund's assets may be invested in foreign securities

Investments in equity securities may include:
* Common stock
* Preferred stock
* Securities convertible into equity securities
* Warrants


The Fund's Principal Risks Include:
* Market Risk
* Diversification Risk

(Additional information is included in the "Risk Considerations" section.)

Large Capitalization Growth Companies

Companies with market capitalizations in the upper 65% of the Wilshire 5000 Equity Index. Companies whose capitalization falls below this level after purchase will continue to be considered large capitalization growth companies.

Non-Diversified Portfolio

Invests in fewer securities, which may result in more potential volatility than a diversified portfolio. Gains or losses on a single security or issuer within the portfolio will, therefore, have a greater impact on a fund's net asset value.

S&P 500 Index

A broad capitalization market-weighted index that includes common stocks of the leading companies in the top industries in the United States. It is designed to provide a representative indication of the capitalization and return of the large capitalization U.S. equity market.

Fund Performance

The chart shows the Fund's performance over the past year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


Total Return (for the period ended 12/31)
[BAR CHART GOES HERE]

1998:     24.90%

Best Quarter:                                   Q4 1998    26.41%
Worst Quarter:                                  Q3 1998   -12.67%

Average Annual Total Return (for the periods ended 12/31/98)
                                                                               Performance
                                                     1         5          10   Inception
                                                   Year      Year        Year   (10/31/97)
------------------------------------------------------------------------------------------
U.S. Large Capitalization                         24.90%      --          --       20.42%
 Growth Fund
S&P 500 Index                                     28.58%      --          --       30.84%
* 12b-1 fees apply after December 31, 1998

U.S. Small Capitalization Growth Fund

Objective
The Fund seeks to provide long-term capital appreciation.

Principal Strategies
Under normal conditions, the Fund invests at least 65% of its assets in equity securities of U.S. small capitalization companies.


All selection decisions are made relative to the Russell 2000 Index, the benchmark against which the Fund measures its portfolio.

The Fund may also invest in securities of emerging market growth companies. The Fund may invest up to 20% of its assets in foreign securities.


Investments in equity securities may include:
* Common stock
* Preferred stock
* Securities convertible into equity securities
* Warrants

The Fund's Principal Risks Include:
* Small Company Risk
* Market Risk

(Additional information is included in the "Risk Considerations" section.)

The Fund's portfolio turnover rate may exceed 100%.

Small Capitalization Companies
Companies with market capitalizations in the lower 7-1/2% of the Wilshire 5000 Equity Index.

Emerging Market Growth Companies
Small or medium sized companies that have passed their start-up phase and are showing positive earnings, as well as potential for achieving significant profit in a relatively short period of time.

Russell 2000 Index
A securities index that includes primarily U.S. common stocks.
It is designed to provide a representative indication of the capitalization and return for the small capitalization
U.S. equity market.



Fund Performance

The chart shows the Fund's performance over the past year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return (for the period ended 12/31)

[Bar Chart appears here]


1998:     -6.70%

Best Quarter:                   Q4 1998    19.10%
Worst Quarter:                  Q3 1998   -23.86%


Average Annual Total Return (for the periods ended 12/31/98)

                                                                                Performance
                                                        1        5         10   Inception
                                                      Year    Year       Year    (9/30/97)
-------------------------------------------------------------------------------------------
U.S. Small Capitalization                           -6.70%      --         --       -9.66%
 Growth Fund
Russell 2000 Index                                  -2.55%      --         --       -4.67%
* 12b-1 fees apply after December 31, 1998

U.S. Bond Fund

Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income, while controlling risk.

Principal Strategies
The Fund invests primarily in a portfolio of investment-grade fixed income securities that may also provide the potential for capital appreciation. As a matter of fundamental policy, under normal circumstances, at least 65% of the Fund's total assets are invested in U.S. debt securities with an initial maturity of more than one year.


All selection decisions are made relative to the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index, the benchmark against which the Fund measures its portfolio.

Investments in fixed income securities may include:
* Debt securities of the U.S. government, its agencies and instrumentalities
* Debt securities of U.S. corporations
* Zero coupon securities
* Mortgage-backed securities
* Asset-backed securities
* When-issued securities


The Fund's Principal Risks Include:
* Market Risk
* Interest Rate Risk
* Counter-Party Risk

(Additional information is included in the "Risk Considerations" section.)

The Fund's portfolio turnover rate may exceed 100%.

Investment-Grade
Fixed income securities possessing a minimum rating of:
* BBB by Standard & Poor's Ratings Group (S&P) or
* Baa by Moody's Investors Services, Inc. (Moody's) or,
* If unrated, are determined to be of comparable quality by the Advisor.

Salomon Smith Barney
Broad Investment Grade (BIG) Bond Index
A broad-based index that includes U.S. bonds with over one year to maturity.

Fund Performance
The chart shows the Fund's performance over the past year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return (for the period ended 12/31)

[Bar Chart Appears Here]


1998      8.25%


Best Quarter:                                   Q3 1997   3.52%
Worst Quarter:                                  Q4 1998   1.00%


Average Annual Total Return (for the periods ended 12/31/98)
                                                                            Performance
                                                      1      5         10   Inception
                                                    Year   Year       Year   (6/30/97)
---------------------------------------------------------------------------------------
U.S. Bond Fund                                     8.25%    --         --        9.93%
Salomon Smith Barney                               8.72%    --         --       10.17%
 Broad Investment
 Grade Bond Index

High Yield Fund

Objectives


The Fund's primary objective is to provide high current income from a portfolio of higher-yielding, lower-rated debt securities issued by domestic and foreign companies. The Fund also seeks capital growth, when consistent with high current income, by investing in securities, including common stocks and non-income producing securities, which the Advisor expects will appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

Principal Strategies
The Fund invests primarily in a portfolio of U.S. higher-yielding, lower-rated bonds:
* Under normal conditions, at least 65% of the Fund's assets are invested in fixed income securities that provide higher yields and are "lower-rated"
* Up to 25% of the Fund's assets may be invested in foreign securities

All selection decisions are undertaken relative to the Merrill Lynch High Yield Master Index, the benchmark against which the Fund measures its portfolio.

Investments in fixed income securities may include:
* Debt securities of U.S. corporations
* Zero coupon securities
* Mortgage-backed securities
* Asset-backed securities
* When-issued securities
* Eurodollar securities


The Fund's Principal Risks Include:
* High Yield Risk
* Credit Risk
* Interest Rate Risk
* Market Risk

(Additional information is included in the "Risk Considerations" section.)

Lower-Rated Bonds
Bonds rated in the lower rating categories of Moody's and S&P, including securities rated:
* Ba or lower by Moody's or
* BB or lower by S&P ("high yield securities").
Securities rated in these categories or lower are considered to be of poor quality and predominantly speculative.


Merrill Lynch High Yield Master Index
An index of publicly placed non-convertible, coupon-bearing U.S. domestic debt with a term to maturity of at least one year.

Fund Performance
The chart shows the Fund's performance over the past year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return (for the period ended 12/31)

[Bar Chart Appears Here]
1998:     7.75%

Best Quarter:                                   Q4 1998      4.32%
Worst Quarter:                                  Q3 1998     -2.28%

Average Annual Total Return (for the periods ended 12/31/98)

                                                                                 Performance
                                                  1            5          10      Inception
                                                 Year        Year        Year     (9/30/97)
--------------------------------------------------------------------------------------------
High Yield Fund                                 7.75%         --          --        8.12%
Merrill Lynch High Yield                        3.66%         --          --        5.04%
 Master Index

* 12b-1 fees apply after December 31, 1998

Global (ex-U.S.) Equity Fund

Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income, by investing primarily in the equity securities of global (ex-U.S.) issuers.

Principal Strategies
Normally, the Fund invests at least 65% of its assets in equity securities of issuers in at least three countries other than the United States.

Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International (MSCI) World ex USA (Free) Index, the benchmark against which the Fund measures its portfolio.


Investments in equity securities may include:
* Common stock
* Preferred stock
* Debt securities convertible into or exchangeable for common stock
* Warrants or rights

The Fund's Principal Risks Include:
* Foreign Country and Currency Risks
* Market Risk

(Additional information is included in the "Risk Considerations" section.)

MSCI World ex USA (Free) Index
An unmanaged, market driven broad based securities index which includes global (ex-U.S.) equity markets in terms of capitalization and performance.

Fund Performance

The chart shows the Fund's performance over the past year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return (for the period ended 12/31)

[Bar Chart Appears Here]
1998:     13.96%

Best Quarter:           Q4 1998    16.86%
Worst Quarter:          Q3 1998   -13.67%

Average Annual Total Return (for the periods ended 12/31/98)

                                                           Performance
                                   1        5       10      Inception
                                  Year     Year    Year     (6/30/97)
----------------------------------------------------------------------

Global (ex-U.S.) Equity          13.96%     --      --        3.58%
 Fund
MSCI World ex USA                18.67%     --      --        5.86%
 (Free) Index

Risk Considerations

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

* The investment objective
* The Fund's ability to achieve its objectives
* The markets in which the Fund invests
* The investments the Fund makes in those markets
* Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and potentially prevent a Fund from achieving its objectives.


Geographic Concentration Risk

The risk that if a Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diversified portfolio of securities.

Counterparty Risk

The risk that when a Fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to complete the transaction may cause the Fund to incur a loss or to miss an opportunity to obtain a price believed to be advantageous.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.


Derivative Risk

The risk that downward price changes in a security may result in a loss greater than a Fund's investment in the security. This risk exists through the use of certain securities or techniques that tend to magnify changes in an index or market.

Diversification Risk

The risk that a non-diversified Fund will be more volatile than a diversified Fund because it invests more of its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified Fund's net asset value.

Foreign Country and Currency Risks

The risk that prices of a Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.


The World Bank and other international agencies consider a country to be an "emerging markets" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

On January 1, 1999, the European Monetary Union (the "EMU") introduced a new single currency, the Euro, which will replace the national currencies of participating member nations. If a Fund holds investments in nations with currencies replaced by the Euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting, will be impacted. Although it is not possible to fully predict the impact of the Euro on a Fund, the transition and the elimination of currency risk among nations participating in the EMU may change the economic environment and behavior of investors, particularly in European markets.

High Yield Risk

The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below will default or otherwise be unable to honor a financial obligation. These securities are considered to be of poor standing and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure. Bonds in this category may also be called "high yield bonds" or "junk bonds."

Interest Rate Risk

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of a Fund's securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

Market Risk

The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

Prepayment Risk

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

Small Company Risk

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

The chart below illustrates both primary and secondary risks of investing in the Funds.

                                                             Foreign   Geographic
                  Counter-                      Diversifi-  Country &   Concen-    High   Interest           Pre-     Small
                   party    Credit  Derivative    cation    Currency    tration    Yield    Rate    Market  payment  Company
Global Fund          *         *        *                       *          *        *        *        *        *        *
Global
Equity Fund          *                  *                       *          *                          *
Global
Bond Fund            *         *        *            *          *          *                 *        *        *
U.S.
Balanced Fund        *         *        *                                                    *        *        *
U.S.
Equity Fund          *                  *                                                             *
U.S. Large
Capitalization       *                  *            *                                                *
Equity Fund
U.S. Large
Capitalization       *                  *            *          *                                     *
Growth Fund
U.S. Small
Capitalization       *                  *                       *          *                          *                 *
Growth Fund
U.S.
Bond Fund            *         *        *                                                    *        *        *
High
Yield Fund           *         *        *                       *          *         *       *        *        *
Global (ex-U.S.)
Equity Fund          *                  *                       *          *                          *

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Brinson Funds--Class N shares.

Shareholder Transaction Fees
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases  None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, expressed as a % of average net assets)


                                                                                           Amount of         Total Fund
                                                                                              Fee             Operating
                                                                                             Waiver         Expenses (after
                                                                             Gross           and/or           fee waiver
                               Management      12b-1          Other        Operating        Expense         and/or expense
06/30/98                         Fees/1/     Expenses/4/    Expenses/1/    Expenses/1/   Reimbursement/1/   reimbursement)/1/
-----------------------------------------------------------------------------------------------------------------------------
Global Fund                       0.80%        0.25%          0.14%          1.19%           0.00%               1.19%
Global Equity Fund                0.80%        0.25%          0.22%          1.27%           0.02%               1.25%
Global Bond Fund                  0.75%        0.25%          0.21%          1.21%           0.06%               1.15%
U.S. Balanced Fund                0.70%        0.25%          0.11%          1.06%           0.01%               1.05%
U.S. Equity Fund                  0.70%        0.25%          0.10%          1.05%           0.00%               1.05%
U.S. Large Capitalization
 Equity Fund/2/                   0.70%        0.25%          0.89%          1.84%           0.79%               1.05%
U.S. Bond Fund                    0.50%        0.25%          0.34%          1.09%           0.24%               0.85%
Global (ex-U.S.) Equity Fund      0.80%        0.25%          0.20%          1.25%           0.00%               1.25%

(12/31/98)
-----------------------------------------------------------------------------------------------------------------------------
U.S. Large Capitalization
 Growth Fund/3/                   0.70%        0.25%          0.10%          1.05%           0.00%               1.05%
U.S. Small Capitalization
 Growth Fund/3/                   1.00%        0.25%          0.15%          1.40%           0.00%               1.40%
High Yield Fund/3/                0.60%        0.25%          0.10%          0.95%           0.00%               0.95%

(1) The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Funds do not exceed the percentages noted in the chart on page 18.

(2) The fees and expenses for the U.S. Large Capitalization Equity Fund are based on the period from April 6, 1998 (commencement of operations) to June 30, 1998.

(3) The fees and expenses of the U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and High Yield Fund are based on fees and expenses incurred by three predecessor series, prior to the series' reorganization, into the Funds (as described in the "Investment Advisor" section), and have been recalculated and re-stated to take into account the fees and expenses that the Funds will incur as series of the Trust.

(4) For purposes of this Table, "12b-1 Fees" are comprised of an asset-based sales charge of 0.25% of average daily net assets for each Fund. See "Distribution Arrangements" at page 27. Pursuant to rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Brinson Funds may pay more than the economic equivalent of the maximum front-end sales charges permitted by NASD. This amount also includes service fees.

Expense Example

This example is intended to help you compare the cost of investing in the Brinson Fund--Class N shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                  1 year        3 years     5 years     10 years
------------------------------------------------------------------------------------------------
Global Fund                                        $121          $378        $654        $1,443
Global Equity Fund                                 $127          $397        $686        $1,511
Global Bond Fund                                   $117          $365        $633        $1,398
U.S. Balanced Fund                                 $107          $334        $579        $1,283
U.S. Equity Fund                                   $107          $334        $579        $1,283
U.S. Large Capitalization Equity Fund              $107          $334        $579        $1,283
U.S. Large Capitalization Growth Fund              $107          $334        $579        $1,283
U.S. Small Capitalization Growth Fund              $143          $443        $766        $1,680
U.S. Bond Fund                                     $ 87          $271        $471        $1,049
High Yield Fund                                    $ 97          $303        $525        $1,166
Global (ex-U.S.) Equity Fund                       $127          $397        $686        $1,511

Brinson Partners, Inc.
209 South LaSalle Street
Chicago, Ill 60604-1295

Investment Advisor


Brinson Partners Inc., an investment management firm primarily for institutional accounts, is the investment advisor for the Brinson Funds, as well as for nine other investment companies. Brinson Partners Inc. and its predecessor entities have operated under the same investment philosophy and senior management for over 18 years. Offices are located worldwide:

Bahrain      Geneva       New York          Sydney
Basel        Hong Kong    Paris             Tokyo
Chicago      London       Rio de Janeiro    Zurich
Frankfurt    Melbourne    Singapore

As of December 31, 1998, Brinson Partners Inc. had total assets under management of approximately $297 billion. Brinson Partners is a wholly-owned subsidiary of UBS A.G (formed by the merger of Union Bank of Switzerland and Swiss Bank Corporation).


The U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund were created in conjunction with the reorganization of three corresponding series of UBS Private Investor Funds, Inc. into the Funds on December 18, 1998. The same individuals that managed the predecessor series are presently managing the three Funds.

Portfolio Management

Investment decisions for the Funds are made by an investment management team at Brinson Partners. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.

Advisory Fees

The following chart shows the investment advisory fees payable to Brinson Partners Inc., before fee waivers, by each Fund during its last fiscal year.

Management Fees Paid
(expressed as a percentage of average net assets)
Global Fund                                          0.80%
Global Equity Fund                                   0.80
Global Bond Fund                                     0.75
U.S. Balanced Fund                                   0.70
U.S. Equity Fund                                     0.70
U.S. Large Capitalization Equity Fund                0.70
U.S. Large Capitalization Growth Fund/1/             0.70
U.S. Small Capitalization Growth Fund/1/             1.00
U.S. Bond Fund                                       0.50
High Yield Fund/1/                                   0.60
Global (ex-U.S.) Equity Fund                         0.80


(1) The U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund were created as the result of a reorganizaiton of three corresponding funds of UBS Private Investor Funds, Inc. into these funds on December 18, 1998. The same individuals that managed the reorganized funds are now managing the newly created Funds.

The Advisor has irrevocably agreed to waive its fees and reimburse certain expenses so that the total operating expenses, with the exception of 12b-1 expenses, of the UBS Investment Funds Class of shares do not exceed the following amounts for each of the respective Funds:

Global Fund                               1.10%
Global Equity Fund                        1.00
Global Bond Fund                          0.90
U.S. Balanced Fund                        0.80
U.S. Equity Fund                          0.80
U.S. Large Capitalization Equity Fund     0.80
U.S. Large Capitalization Growth Fund/1/  0.80
U.S. Small Capitalization Growth Fund/1/  1.15
U.S. Bond Fund                            0.60
High Yield Fund/1/                        0.70
Global (ex-U.S.) Equity Fund              1.00

Year 2000 Issue

Some computer systems will be unable to recognize dates after December 31, 1999. The Funds' securities trades, pricing and accounting services and other operations could be adversely affected by the defects in computer systems utilized by Brinson Partners, or the custodian and transfer agent. Brinson Partners is taking steps that it believes are reasonably designed to identify any potential problems with the computer systems it uses. The Funds' other service providers have told Brinson Partners that they are taking comparable steps. Brinson Partners does not believe that the Year 2000 issue will have a material adverse effect on its business operations or results of operations.

The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by one or more Funds. This is particularly true in emerging markets, which have been reported not to be as prepared as domestic companies and markets for Year 2000. The Year 2000 issue also could cause improperly functioning trading systems in emerging markets which could cause settlement and liquidity problems. At this point, the Funds cannot predict the impact on their portfolios of Year 2000 problems in such markets.

Portfolio Turnover


The Funds generally intend to purchase securities for long-term investment. Portfolio turnover rates are not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. It may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

Prior Performance of Advisor


The following table sets forth the Advisor's composite performance data relating to the historical performance of institutional private accounts managed by the Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the various Funds. The data is provided to illustrate the past performance of the Advisor in managing investment portfolios which are substantially similar to each of the applicable Funds as measured against specified market indices. This performance presentation includes certain composites of Brinson Partners, Inc. and certain composites of UBS Brinson New York (formerly UBS Asset Management New York). These two firms are now part of one organization as a result of a business combination on June 30, 1998. The portfolio management process and performance measurement are distinct for the two entities through June 30, 1998. The performance data of each of the Brinson Funds is also included in the table.

UBS Brinson (the Firm) has prepared and presented this report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS/TM/). AIMR has not been involved with the preparation or review of this report. A list of all Firm composites is available upon request. The Firm is defined as all portfolios managed and administered from UBS Brinson's Chicago and New York offices. The effective date of Firm compliance is January 1, 1993; certain terminated accounts are not included prior to that date.

Composites consisting of more than one portfolio are asset weighted by beginning-of-period asset values. Investment results for both the Funds and the composites are time-weighted performance calculations representing total return, and are calculated in a manner consistent with the U.S. Securities and Exchange Commission's ("SEC") method of calculating returns. Returns are calculated using geometric linking of monthly returns. Composites are valued at least monthly, taking into account cash flows. All realized and unrealized capital gains and losses, as well as all dividends and interest from investments and cash balances, are included. Investment transactions are accounted for on a trade date basis with the exception of selected equity accounts. Prior to January 1996, settlement date accounting was used in these accounts, with trade date accrual used subsequent to that date. Total returns exclude the impact of advisor fees, custodial fees, and any other administrative expenses and the impact of any income taxes an investor might have incurred as a result of taxable ordinary income and capital gains realized by the account. Investment returns will be reduced by fees and other expenses incurred. Investment advisory fees are described in Part II of Form ADV. Upon request, we will furnish information showing the effect an investment advisory fee would have had on performance; Due to the graduated nature of fees, as account size increases, the annual percentage fee will decline.

Results include all actual fee-paying, discretionary client portfolios including those clients no longer with the Firm. Portfolios are included in the composite beginning with the first full month of performance to the present or to the cessation of the client's relationship with the Firm. No alterations of composites as presented here have occurred due to changes in personnel. Accounts of all sizes are included in composite performance and no minimum account relationship size was set for inclusion in the composites as the account size does not impact portfolio management style. The composites are not subject to certain expenses, investment limitations, diversification requirements and restrictions to which the Funds are subject and which are imposed by the Investment Company Act of 1940 (the "Act") and the Internal Revenue Code of 1986, as amended. Had such expenses, limitations, requirements and restrictions been applicable to the composites, the performance results would have been adversely affected. The composite's performance presented does not represent the historical performance of the Funds and should not be interpreted as indicative of future performance of the Funds.



                                                                              Annualized
                                                               One       Two    Three    Five      Ten
                                                              Year      Years   Years    Years    Years
-------------------------------------------------------------------------------------------------------
Brinson Global Fund Class N/1/                                 8.00       N/A     N/A      N/A      N/A
Global Securities Portfolio/2/                                 8.68      9.79   11.61    11.32    11.97
MSCI World Equity (Free) Index/3,4/                           24.62     20.19   18.06    16.06    11.11
Salomon World Govt. Bond Index/3/                             15.29      7.50    6.20     7.85     8.97
GSMI Mutual Fund Index/3/                                     16.45     15.37   14.42    13.76    12.51
-------------------------------------------------------------------------------------------------------
Brinson Global Equity Fund Class N/1/                         13.63       N/A     N/A      N/A      N/A
Global Equity with Cash Portfolio/2/                          13.79     13.32   14.64    12.84    12.11
MSCI World ex-U.S. Equity (Free) Index/3,4/                   24.62     20.19   18.06    16.06    11.11
-------------------------------------------------------------------------------------------------------
Brinson Global Bond Fund Class N/1/                           11.83       N/A     N/A      N/A      N/A
Global Bond Portfolio/2/                                      13.29      7.46    8.19     7.91     9.62
Salomon World Govt. Bond Index/3/                             15.29      7.50    6.20     7.85     8.97
-------------------------------------------------------------------------------------------------------
Brinson U.S. Balanced Fund Class N/1/                          9.92       N/A     N/A      N/A      N/A
U.S. Balanced Portfolio/2/                                     8.38     11.25   11.62    11.77    12.44
U.S. Balanced Mutual Fund Index/3/                            18.85     21.15   19.03    16.75    15.01
Wilshire 5000 Index/3/                                        23.43     27.30   25.24    21.78    18.11
Salomon Brothers BIG Bond Index/3/                             8.72      9.17    7.29     7.30     9.31
-------------------------------------------------------------------------------------------------------
Brinson U.S. Equity Fund Class N/1/                           17.99       N/A     N/A      N/A      N/A
U.S. Equity Fund/2/                                           16.91     21.42   23.02    21.49    19.28
Wilshire 5000 Index/3/                                        23.43     27.30   25.24    21.78    18.11
-------------------------------------------------------------------------------------------------------
Brinson U.S. Large Capitalization
     Equity Fund Class N/1,6/                                  5.58       N/A     N/A      N/A      N/A
Brinson U.S. Large Capitalization
    Growth Fund Class N/1,6/                                  24.90       N/A     N/A      N/A      N/A
U.S. Large Capitalization Equity Portfolio/2/                 21.45     24.28   25.38    23.80    20.61
U.S. Large Capitalization Growth Portfolio/2/                 27.39     27.06   25.34    20.38    18.83
S&P 500 Index/3/                                              28.58     30.95   28.23    24.06    19.21
-------------------------------------------------------------------------------------------------------
Brinson U.S. Small Capitalization
    Growth Fund Class N/1,6/                                  -6.70       N/A     N/A      N/A      N/A
U.S. Small Capitalization Growth Portfolio/2/5/              -10.01      4.79   10.17     9.04    14.38
Russell 2000 Index/3/                                         -2.55      9.20   11.58    11.87    12.92
-------------------------------------------------------------------------------------------------------
Brinson U.S. Bond Fund Class N/1/                              8.25       N/A     N/A      N/A      N/A
U.S. Bond Portfolio/2/                                         7.45      8.61    7.06     7.14     9.33
Salomon Smith Barney BIG Index/3/                              8.72      9.17    7.29     7.30     9.31
-------------------------------------------------------------------------------------------------------
Brinson High Yield Fund Class N/1,6/                           7.75       N/A     N/A      N/A      N/A
High Yield Portfolio/2/                                       -6.32      2.75    6.39     5.93     9.60
Merrill Lynch High Yield Master Index/3/                       3.66      8.15    9.11     9.01    11.08
-------------------------------------------------------------------------------------------------------
Brinson Global (ex-U.S.)
    Equity Fund Class N/1/                                    13.96       N/A     N/A      N/A      N/A
Global (ex-U.S.) Equity Portfolio/2/                          15.61     10.95   11.75    10.77     9.83
MSCI World ex USA (Free) Index (Unhedged)/3,4/                18.67     10.06    9.06     9.27     5.71
-------------------------------------------------------------------------------------------------------

FOOTNOTES:


(1) Total returns include reinvestment of all capital gain and income distributions. Inception dates for each Fund are as follows: Brinson Global Fund Class I, 8/31/92, Brinson Global Equity Fund Class I, 1/31/94, Brinson Global Bond Fund Class I, 7/31/93, Brinson U.S. Balanced Fund Class I, 12/31/94, Brinson U.S. Equity Fund Class I, 2/28/94, Brinson U.S. Large Capitalization Equity Fund Class I, 4/30/98, Brinson U.S. Large Capitalization Growth Fund Class I, 9/30/97, Brinson U.S. Small Capitalization Growth Fund Class I, 9/30/97, Brinson U.S. Bond Fund Class I, 8/31/95, Brinson High Yield Fund Class I, 9/30/97 and Brinson Non-U.S. Equity Fund Class I, 8/31/93.

(2) Performance figures for the Advisor composites are net of advisory fees and all expenses. Advisory fees are determined by applying the highest fee schedule to the composite as of December 31, 1998. Performance figures for the composites gross of fees are:

                                                              Annualized
                                              ------------------------------------------
                                               One     Two      Three       Five    Ten
                                               Year   Years     Years      Years   Years
----------------------------------------------------------------------------------------
Global Securities Portfolio                    9.53%  10.64%    12.46%     12.17%  12.82%
Global Equity with Cash Portfolio             14.64   14.17     15.49      13.69   12.96
Global Bond Portfolio                         13.89    8.06      8.79       8.51   10.22
U.S. Balanced Portfolio                        9.13   12.00     12.37      12.52   13.19
U.S. Equity Portfolio                         17.66   22.17     23.79      22.24   20.03
U.S. Large Capitalization Equity Portfolio    22.20   25.03     26.13      24.55   21.36
U.S. Large Capitalization Growth Portfolio    28.14   27.81     26.09      21.13   19.58
U.S. Small Capitalization Growth Portfolio    -9.01    5.79     11.17      10.04   15.38
U.S. Bond Portfolio                            7.85    9.01      7.46       7.54    9.73
High Yield Portfolio                          -5.67    3.40      7.04       6.58   10.25
Global (ex-U.S.) Equity Portfolio             16.46   11.80     12.60      11.62   10.68

(3) GSMI Mutual Fund Index, an unmanaged index compiled by the Advisor, currently constructed as follow: 40% Wilshire 5000 Index; 22% MSCI Non-U.S. Equity (Free) Index; 21% Salomon BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% IFC Investable Index; and 3% High Yield Bond Index. The composition of the Index has evolved over time and may change in the future. MSCI World Equity (Free) Index is an unmanaged market driven broad based index which includes U.S. and non-U.S. equity markets in terms of capitalization and performance. Salomon World Government Bond Index is an unmanaged market driven index which measures the broad global fixed income markets invested in debt issues of U.S. and non-U.S. governments, governmental entities and supranationals. U.S. Balanced Mutual Fund Index, an unmanaged index compiled by the Advisor, constructed as follows: 65% Wilshire 5000 Index and 35% Salomon Brothers Broad Investment Grade (BIG) Bond Index. Wilshire 5000 Index is an unmanaged broad weighted index which includes all U.S. common stocks. S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. Russell 2000 Index is an unmanaged index that includes 2,000 U.S. small capitalization stocks and is a common measure of the performance of the small capitalization segment of the U.S. stock market. Merrill Lynch High Yield Master Index consists of issues which must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year. Issues must be less than investment grade but not in default, and the index excludes floating rate debt, equipment trust certificates, and Title 11 securities. Salomon Brothers Broad Investment Grade (BIG) Bond Index is an unmanaged market driven broad based index which includes U.S bonds with over one year to maturity. MSCI World ex-U.S. Equity (Free) Index is an unmanaged market driven broad based index which includes non-U.S. equity markets in terms of capitalization and performance.

(4) Beginning 1/31/88 these indices represent securities which are freely traded on equity markets.

(5) Prior to January 1996, settlement date accounting was used in equity accounts, with trade date accrual used subsequent to that date.

(6) Non-annualized return since performance inception date for the following
Funds: Brinson U.S. Large Capitalization Equity Fund Class I: 4/30/98, Brinson Large Cap Growth Fund: 10/14/97, Brinson Small Cap Fund: 9/30/97 and Brinson High Yield Bond Fund: 9/30/97.

(7) For additional disclosure, see Appendix A on page 33 of this prospectus.

Pricing of Fund Shares

The Brinson Fund--Class N shares are bought and sold at net asset value (NAV), which is calculated as of the close of business on each day that the New York Stock Exchange (NYSE) is open (currently 4:00 p.m. Eastern time). A Fund's securities are valued based on the last sale price or, where market quotations are not readily available, are based on fair value as determined in good faith by the Trust's board of trustees.

Foreign securities are valued at their closing prices on the exchange on which they are traded. The resulting values are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

How the Funds Calculate NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

Purchase and redemption orders for shares received by the close of regular trading (currently 4:00 p.m., Eastern time) are priced according to the NAV determined on that day. Purchase and redemption orders received after the close of trading are priced according to the next determined price per share. The Funds reserve the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.

Purchasing Shares

The minimum initial investment for Fund shares is $1,000,000. The minimum purchase requirement for IRAs is $2,000. The Funds reserve the right to vary the investment minimums and subsequent minimums for additional investments at any time. In addition, Brinson Partners may waive the minimum initial investment requirement for any investor at its discretion. Purchases may be made in one of the following ways:

If you have any questions or need further information, call 1-800-448-2430.

By Telephone

Call 1-800-448-2430 to arrange for a telephone transaction.

If you want to make future transactions (e.g., purchasing additional shares, redeeming or exchanging shares) by telephone, you will need to elect this option either on the initial application or subsequently in writing.

By Mail

Complete and sign an application for Class N shares.

Make your check payable to "Brinson __________ Fund -- Class N."

If you are adding to your existing account, enclose the remittance portion of your account statement and include the amount of investment, account name and number.


Mail your application and/or check to:

The Brinson Funds c/o Transfer Agent
P.O. Box 2798
Boston, MA 02208-2798

By Wire

If you are opening a new account, call the Funds at 1-800-448-2430 to arrange for a wire transaction.

Then wire federal funds to:

The Chase Manhattan Bank

ABA#021000021
DDA#9102-783504
FBO: "Brinson ________ Fund -- Class N" and include your name and new account number.

Complete and sign an application for Class N shares and mail immediately following the initial wire transaction to:


The Brinson Funds c/o Transfer Agent
P.O. Box 2798
Boston, MA 02208-2798

If you are adding to your existing account, you do not need to call the Funds to arrange for a wire transaction, but be sure to include your name and account number.

Through Financial
Institutions/
Professionals


In some cases, the Funds have entered into one or more Sales Agreements with brokers, dealers or financial institutions (banks and bank trust departments) (each an "Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a "Sub-designee"), may accept purchase and redemption orders that are in "good form" on behalf of the Funds. A Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee accepts the order. Such orders will be priced at the Fund's net asset value next computed after such order is accepted. These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase. These fees would not be otherwise charged if you purchase shares directly from the Funds. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders with payments to the Funds.

Telephone orders are accepted from broker-dealers or service organizations if they have been previously approved by the Funds.

Brinson Partners, or its affiliates, may, from its own resources, compensate broker-dealers or other financial intermediaries ("Service Providers") for services performed with respect to a Fund's Class N shares. These services may include marketing, shareholder servicing, recordkeeping and/or other services. Payments made for any of these purposes may be made from Brinson Partners' revenues, its profits or any other sources available. When these service arrangements are in effect, they are generally made available to all qualified Service Providers.

The Funds will not accept a check endorsed over by a third party. The Funds reserve the right to reject any purchase order and to suspend the offering of shares of the Brinson Funds. This includes purchase orders that in the reasonable belief of the Funds, have been made by market timers or short-term traders.

Exchanging Shares

You can exchange your Class N shares for Class N shares of other Funds. Exchanges will not be permitted between the Brinson Fund--Class N shares and either the UBS Investment Funds Class of shares or the Brinson Fund--Class I shares.

Under certain circumstances, the Funds may:

* Limit the number of exchanges between Funds
* Reject a telephone exchange order
* Modify or discontinue the exchange privilege upon 60 days' written notice

Exchanged Funds are subject to the minimum initial investment requirement. The procedures that apply to redeeming shares also apply to exchanging shares.


An exchange is the sale of shares of one Fund and purchase of shares of another and could result in taxable gain or loss in a non-tax sheltered account.

Account Options

The following account options are available. There are no charges for the programs noted below and you may change or terminate these plans at any time by written notice to the Funds. For information about participating in these account options, call the transfer agent at 1-800-448-2430.

Automatic Investment Plan

Through this option, money can be electronically deducted from your checking, savings or bank money market accounts and invested in the Funds each month or quarter.

Complete the Automatic Investment Plan Application, which is available upon request by calling 1-800-448-2430, and mail it to the address indicated.

The initial $1,000,000 minimum investment still applies, however, subsequent investments can be as little as $500.

The Funds may alter or terminate the Automatic Investment Plan at any time.

Systematic Withdrawal Plan

If you have a minimum of $1,000,000 in your account, you may direct the transfer agent to make payments to you (or anyone you designate) regularly, monthly, quarterly or semi-annually.

Withdrawals are drawn from share redemptions and must be a minimum of $500 per payment. Under the Systematic Withdrawal Plan (SWP), you must elect to have dividends and distributions automatically reinvested in additional Fund shares.

The Funds may terminate any SWP if the value of the account falls below $50,000 due to share redemptions or an exchange of shares for shares of another Class N Fund.

Individual Retirement Account

You may open an IRA, a tax-deferred retirement account, with the Funds if you are under age 70-1/2. The minimum purchase requirement for an IRA is $2,000.

Redeeming Shares

Your shares will be redeemed at the NAV next calculated after your order is accepted by the Funds' transfer agent in good order. Your order will be processed promptly and you will generally receive the proceeds within five business days.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed once the check clears, which may take up to 15 days.

The Funds reserve the right to pay redemptions "in kind" (i.e., payment in securities rather than in cash) if the amount you are redeeming is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

You may redeem some or all of your shares any day the NYSE is open for business by doing one of the following (if you have any questions, call the transfer agent at 1-800-448-2430).

By Telephone

If you have chosen the telephone redemption privilege on the initial application or subsequently arranged in writing, you may call 1-800-448-2430 to redeem shares.

By Mail

Shareholders may sell shares by making a written request to the Funds:


The Brinson Funds c/o Transfer Agent
P.O. Box 2798
Boston, MA 02208-2798

Include signatures of all persons required to sign for transactions, exactly as their name appears on the account application.

To protect your account from fraud, the Funds may require a signature guarantee for certain redemptions (see "Signature Guarantees" below).

By Bank Wire

If you have chosen the wire redemption privilege on the initial application or subsequently arranged in writing, you may request the Funds to wire your proceeds to a predesignated bank account.

Call 1-800-448-2430.

Wire redemption requests must be received by the transfer agent by 4:00 p.m. Eastern time for money to be wired the next business day.

Through Financial
Institutionals/
Professionals

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

Redemption requests should be accompanied by the Fund's name, your Fund account number and the dollar amount or number of shares to be redeemed. The Fund will mail a check to your account address or, if you have elected the wire redemption privilege, the Fund will wire the proceeds to your bank.

Signature Guarantees

To protect your account from fraud, the Fund and its agent may require a signature guarantee for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information.

Telephone Transactions

You may give up some level of security by choosing to buy or sell shares by telephone, rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If they do not employ these procedures, the Funds or the transfer agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Transfer of Securities

Under certain circumstances, investors may be permitted to purchase Fund shares by transferring securities to a separate Fund that meets the original Fund's investment objective and policies. (Please see the Statement of Additional Information for more information.)

Dividends and Distributions

Each Fund passes most of its net investment income along to investors in the form of distributions. All shareholders of a Fund are entitled to a proportionate share of the Fund's net income and realized capital gains on its investments.

Net investment income for all of the Funds consists of all dividends and interest received, less expenses (including fees payable to the Advisor and its affiliates).

Dividends from net investment income are declared, and paid, by each Fund semi-annually in June and December. In December, the Funds will distribute substantially all of their net long-term capital gains and any undistributed net short-term capital gains realized during the one year period commencing November 1 (or date of the creation of the Fund, if later) and ending October 31. At the same time, the Funds will distribute all of their net investment income earned through the end of December and not previously distributed as ordinary (not capital) income.

Dividends and other distributions paid on each class of shares of a Fund are calculated at the same time and in the same manner. Dividends on each class might be affected differently by the allocation of other class-specific expenses.


Unless you notify the transfer agent in writing that you elect to receive your income dividends and capital gain distributions in cash, all will be reinvested automatically in additional Fund shares of the same class of a Fund. Distribution options may be changed at any time by requesting a change in writing. Dividends are reinvested on the reinvestment date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.

Tax Considerations

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax advisor about federal, state and local tax considerations.


In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you invest your distributions in additional shares of a Fund or receive them in cash. Any capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. The rate of tax will generally depend on how long the Fund held the securities on which it realized the gains.

When you sell or exchange your shares of a Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.


Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Foreign investors may be subject to U.S. withholding and estate tax.

If any of the following situations apply to you, the Funds will be required by the IRS to withhold 31% of your taxable distributions:

* you do not provide your correct taxpayer identification number, or
* you do not certify that such number is correct, or
* if the IRS instructs the Fund to do so


Buying a Dividend

If you buy shares in a Stock Fund just before the Fund makes any distribution, or if you buy shares in any Bond Fund or Tax-Exempt Fund just prior to a capital gain distribution, you will receive some of the purchase price back in the form of a taxable distribution.

Shareholders will be advised annually of the source and the tax status of all Fund distributions for federal income tax purposes.

Distribution Arrangements

The Funds have adopted a distribution plan under rule 12b-1 of the Investment Company Act of 1940 to compensate Brinson Partners, Funds Distributor Inc. and others for distributing and promoting sales of the Brinson Fund--Class N shares. Annual fees paid under the plan may not exceed 0.25% of the average daily net assets of each Fund's Class N shares. Because these distribution and service fees are paid out of the assets of each share class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Multiple Classes

The Funds are a series of The Brinson Funds, a Delaware business trust, and currently offer three classes of shares: the Brinson Funds--Class I, Brinson Funds--Class N and UBS Investment Funds Class of shares.

Financial Highlights


The financial highlights table is intended to help you understand a Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Bond Fund and Global (ex-U.S.) Equity Fund

The selected financial information in the following table has been audited by the Funds' independent auditors, whose unqualified reports thereon (the "Reports") appear in the Funds' Annual Report to Shareholders dated June 30, 1998 (the "Annual Report"). In addition, the table includes unaudited financial information for the period ended December 31, 1998, which is included in the Funds' Semi-Annual Report to Shareholders (the "Semi-Annual Report") dated December 31, 1998. Additional performance and financial data and related notes are contained in the Annual Report and the Semi-Annual Report, which are available without charge upon request. The Funds' Financial Statements for the fiscal year ended June 30, 1998 and the Reports, as well as the Semi-Annual Report, are incorporated by reference into the Statement of Additional Information.

U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund

The U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and the High Yield Fund (collectively, the "New Funds") are successors to the UBS Large Cap Growth Fund, the UBS Small Cap Fund and the UBS High Yield Bond Fund, respectively (collectively, the "Predecessor Funds"). Each Predecessor Fund, prior to its merger into a New Fund, operated as a separate portfolio of UBS Private Investor Funds, Inc., another investment company that was advised by another entity. The Predecessor Funds had fiscal years ending on December 31. On December 18, 1998, following the approval of the shareholders of each Predecessor Fund of an agreement and plan of reorganization, the UBS Large Cap Growth Fund, the UBS Small Cap Fund and the UBS High Yield Bond Fund were reorganized and merged into the U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and the High Yield Fund, respectively. (These transactions are collectively referred to as the "Reorganizations.") The New Funds had no operations prior to the Reorganizations.

The selected financial information in the following table, for the year ended December 31, 1998, has been audited by the Funds' independent auditors, whose unqualified reports on the financial statements containing such information (the "New Funds' Reports") appear in the New Funds' Annual Report to Shareholders dated December 31, 1998 (the "New Funds' Annual Report"). The selected financial information in the following table for the year ended December 31, 1997 has been audited by the Predecessor Funds' independent auditors, whose unqualified reports on the financial statements containing such information (the "Predecessor Funds' Reports") appear in the Predecessor Funds' Annual Report to Shareholders dated December 31, 1997 (the "Predecessor Funds' Annual Report"). Additional performance and financial data and related notes are contained in the New Funds' Annual Report and the Predecessor Funds' Annual Reports (collectively, the "New Funds' and Predecessor Funds' Reports"), which are available without charge upon request. The New Funds' financial statements for the fiscal year ended December 31, 1998 and the Predecessor Funds' financial statements for the fiscal year ended December 31, 1997, and the New Funds' and Predecessor Funds' Reports, are incorporated by reference into the Statement of Additional Information.

Financial Highlights--Fiscal Years Ended June 30 and December 31

The following table presents financial data relating to a share of beneficial interest outstanding throughout the periods presented. This information has been derived from the Funds' and the Predecessor Funds' financial statements.

                                                  Income (Loss) from Investment
                                                           Operations                                Less Distributions
                                                 ------------------------------               ---------------------------------
                                                                                              Distributions       Distributions
                                                                                  Total          from and           from and
                                   Net asset          Net           Net           income         in excess          in excess
                                    value--         Invest-     realized and    (loss) from       of net             of net
                                   beginning         ment        unrealized      investment     investment          realized
Year                               of period        income       gain (loss)     operations       income              gain

BRINSON GLOBAL FUND--Class N (Commencement of Operations June 30, 1997)
1998                                $13.13           0.63           0.32           0.95           (0.63)              (0.70)
1998 (December 31, 1998 unaudited)  $12.75           0.14           0.08           0.22           (0.36)              (0.83)

BRINSON GLOBAL EQUITY FUND--Class N (Commencement of Operations June 30, 1997)
1998                                $12.76           0.13           0.82           0.95           (0.13)              (1.05)
1998 (December 31, 1998 unaudited)  $12.53           0.03           0.29           0.32           (0.12)              (0.18)

BRINSON GLOBAL BOND FUND--Class N (Commencement of Operations June 30, 1997)
1998                                $ 9.64           0.42/2/       (0.20)          0.22           (0.29)              (0.17)
1998 (December 31, 1998 unaudited)  $ 9.40           0.18/1/        0.77           0.95           (0.38)              (0.08)

BRINSON U.S. BALANCED FUND--Class N (Commencement of Operations June 30, 1997)
1998                                $12.53           0.47/2/        0.94           1.41           (0.73)              (0.94)
1998 (December 31, 1998 unaudited)  $12.27           0.19/1/        0.23           0.42           (0.62)              (2.65)

BRINSON U.S. EQUITY FUND--Class N (Commencement of Operations June 30, 1997)
1998                                $17.64           0.15           3.37           3.52           (0.15)              (1.13)
1998 (December 31, 1998 unaudited)  $19.88           0.07/2/        0.67           0.74           (0.10)              (1.07)

BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND--Class N (Commencement of Operations April 6, 1998)
1998                                $10.00           0.02          (0.23)         (0.21)          (0.01)                --
1998 (December 31, 1998 unaudited)  $ 9.78           0.04           0.54           0.58           (0.05)                --

BRINSON U.S. BOND FUND--Class N (Commencement of Operations June 30, 1997)
1998                                $10.24           0.61           0.42           1.03           (0.55)              (0.14)
1998 (December 31, 1998 unaudited)  $10.58           0.34/2/        0.14           0.48           (0.26)              (0.15)

BRINSON GLOBAL (EX-U.S.) EQUITY FUND/3/--Class N (Commencement of Operations June 30, 1997)
1998                                $12.59           0.16           0.29           0.45           (0.16)              (0.74)
1998 (December 31, 1998 unaudited)  $12.14           0.02           0.08           0.10           (0.04)              (0.12)

(1) Annualized.

(2) The net investment income per share data was determined by using average shares outstanding throughout the period.

(3) The Brinson Global (ex-U.S.) Equity Fund changed its name from the Brinson Non-U.S. Equity Fund on December 10, 1998. During the fiscal year ended June 30, 1998, the Global (ex-U.S.) Equity Fund (the "ex-U.S. Fund") had total borrowings of $32,600,000 outstanding for 1 day (June 29, 1998) under the Trust's agreement with The Chase Manhattan Bank to provide a

                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                          -------------------------
                                                                                             Ratio of Net
                                                               Ratio of Expenses           Investment Income
                                                                to Average Net              to Average Net
                                                                    Assets                      Assets
                                                               -----------------           ----------------

                         Net                       Net
                        asset       Total        assets,       Before       After         Before        After
             Total     value-      Return        end of       expense      expense       expense       expense       Portfolio
           Distribu-   end of       (non-        period      reimburse-   reimburse-    reimburse-    reimburse-     turnover
             tions     period    annualized)    (in 000s)       ment         ment          ment          ment          rate
          (1.33)      $ 12.75        7.90 %     $ 1,163         1.19%        N/A           2.45%        N/A            88%
          (1.19)      $ 11.78        1.88 %     $ 1,521         1.20%/1/     N/A           1.95%        N/A            41%
          (1.18)      $ 12.53        8.60 %     $     1         1.27%       1.25%          1.04%       1.06%           46%
          (0.30)      $ 12.55        2.68 %     $   206         1.30%/1/    1.25%/1/       0.41%/1/    0.46%/1/        49%
          (0.46)      $  9.40        2.37 %     $     9         1.21%       1.15%          4.22%       4.28%          151%
          (0.46)      $  9.89       10.13 %     $   106         1.15%/1/     N/A           3.98%/1/     N/A            49%
          (1.67)      $ 12.27       12.15 %     $     1         1.06%       1.05%          3.63%       3.64%          194%
          (3.27)      $  9.42        3.61 %     $     1         1.19%/1/    1.05%/1/       2.83%/1/    2.97%//1/       65%
          (1.28)      $ 19.88       21.10 %     $   268         1.05%        N/A           0.87%        N/A            42%
          (1.17)      $ 19.45        4.00 %     $ 4,337         1.05%/1/     N/A           0.61%/1/     N/A            17%
          (0.01)      $  9.78       (2.02)%     $16,033         1.84%/1/    1.05%/1/       0.27%/1/    1.06%/1/        12%
          (0.05)      $ 10.31        5.97 %     $12,704         1.65%/1/    1.05%/1/       0.25%/1/    0.85%/1/        19%
          (0.69)      $ 10.58       10.30 %     $     1         1.09%       0.85%          5.36%       5.60%          198%
          (0.41)      $ 10.65        4.53 %     $     1         0.89%/1/    0.85%/1/       5.05%/1/    5.09%/1/       140%
          (0.90)      $ 12.14        4.51 %     $    11         1.25%        N/A           1.27%        N/A            49%
          (0.16)      $ 12.08        0.88 %     $    13         0.38%        N/A           1.24%        N/A            37%


364-day $100 million committed line of credit. The ex-U.S. Fund had 36,449,018.679 shares outstanding on June 29, 1998, and the amount of debt per share was $12.05. At June 30, 1998, the ex-U.S. Fund had no debt outstanding.

N/A = Not Applicable

                                                  Income (Loss) from Investment
                                                           Operations                                Less Distributions
                                                 ------------------------------               ---------------------------------
                                                                                              Distributions       Distributions
                                                                                  Total          from and           from and
                                   Net asset          Net           Net           income         in excess          in excess
                                    value--         Invest-     realized and    (loss) from       of net             of net
                                   beginning         ment        unrealized      investment     investment          realized
Year                               of period        income       gain (loss)     operations       income              gain

BRINSON U.S. LARGE CAPITALIZATION GROWTH FUND/4//6/ -- Class N (Commencement of Operations October 14,1997)/7/
1997/5/                             $10.00           0.02          (0.08)         (0.06)          (0.02)                --
1998                                $ 9.92           0.06           2.38           2.44           (0.06)              (0.46)

BRINSON U.S. SMALL CAPITALIZATION GROWTH FUND/4//6/ -- Class N (Commencement of Operations September 30, 1997)/7/
1997/5/                             $10.00            --           (0.08)         (0.06)            --                  --
1998                                $ 9.44          (0.02)         (0.57)         (0.59)            --                (0.05)

BRINSON HIGH YIELD FUND/4//6/ -- Class N (Commencement of Operations September 30, 1997)/7/
1997/5/                             $10.00           0.18           0.05           0.23           (0.18)                --
1998                                $10.05           7.30           0.02           7.32           (7.33)              (0.06)

(1) Annualized.

(2) The net investment income per share data was determined by using average shares outstanding throughout the period.

(3) The Brinson Global (ex-U.S.) Equity Fund changed its name from the Brinson Non-U.S. Equity Fund on December 10, 1998. During the fiscal year ended June 30, 1998, the Global (ex-U.S.) Equity Fund (the "ex-U.S. Fund") had total borrowings of $32,600,000 outstanding for 1 day (June 29, 1998) under the Trust's agreement with The Chase Manhattan Bank to provide a 364-day $100 million committed line of credit. The ex-U.S. Fund had 36,449,018.679 shares outstanding on June 29, 1998, and the amount of debt per share was $12.05. At June 30, 1998, the ex-U.S. Fund had no debt outstanding.

(4) The information provided in this table does not reflect Rule 12b-1 plan expenses, as the Predecessor Funds were not subject to such expenses.

(5) For the period from commencement of operations to December 31, 1997.

(6) Prior to the Reorganizations, each of these Series operated as a separate portfolio of UBS Private Investor Funds, Inc. and invested all of its respective investable assets in an affiliated investment company with an identical investment objective. The U.S. Large

                                                                            RATIOS/SUPPLEMENTAL DATA
                                                             -------------------------------------------------------
                                                                   Ratio of Net
                                                                 Ratio of Expenses            Investment income
                                                                  to Average Net                to Average Net
                                                                      Assets                        Assets
                                                             -------------------------    --------------------------

                        Net                        Net
                       asset        Total        assets,       Before         After         Before          After
            Total     value-       Return        end of       expense        expense       expense         expense        Portfolio
          Distribu-   end of        (non-        period      reimburse-     reimburse-    reimburse-      reimburse-      turnover
            tions     period     annualized)    (in 000s)       ment           ment          ment            ment           rate
            (0.02)    $  9.92      (0.55)%      $  4,137        8.54%/1,6/     1.00%/1,6/   (6.19)%/1,6/     1.35 %/1,6/     N/A
            (0.52)    $ 11.84      24.90 %      $  4,147        2.76%          0.99%        (1.40)%          0.37 %          N/A

               --     $  9.44      (5.62)%      $ 11,954        3.63%/1,6/     1.20%/1,6/   (2.53)%/1,6/    (0.10)%/1,6/     N/A
            (0.05)    $  8.80      (6.70)%      $ 22,607        1.69%          1.20%        (0.76)%         (0.27)%          N/A

            (0.18)    $ 10.05       2.34 %      $  7,861/1/     4.98%/1,6/     0.90%/1,6/    3.15 %/1,6/     7.23 %/1,6/     N/A
            (7.39)    $  9.98       7.75 %      $ 34,900        1.59%          0.89%         7.38 %          8.08 %          N/A

Capitalization Growth Fund invested solely in the UBS Investor Portfolios Trust--UBS Large Cap Growth Portfolio; the U.S. Small Capitalization Growth Fund invested solely in the UBS Investor Portfolios Trust--UBS Small Cap Portfolio; and the High Yield Fund invested solely in the UBS Investor Portfolios Trust-- UBS High Yield Bond Portfolio. The funds in which each of these Series invested are referred to herein as the "Master Funds." The ratios set forth in this Financial Highlights table for each of these Series include the Series' share of its respective Master Fund's expenses. The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement to which these Series were subject prior to the Reorganizations were not ratified until December 29, 1997. Prior to that date, investment advisory services were being provided without compensation.

(7) Reflects 10 for 1 share split effective December 9, 1998.
N/A=Not Applicable

Appendix A


                                                                     As of December 31, 1998
Brinson Partners, Inc.                         Number of Accounts      Assets       Percentage of    Highest Annual
Composite Name                                   per Composite       ($ million)     Firm Assets      Fee on Assets
-------------------------------------------------------------------------------------------------------------------
Global Equity Portfolio                                1                   7               0              0.85%
Global Bond Portfolio                                  1                 110             0.1              0.60%
U.S. Balanced Portfolio                                1                 154             0.1              0.75%
U.S. Equity Portfolio                                  1                3529             3.4              0.75%
U.S. Bond Portfolio                                    1                2301             2.2              0.40%
Global (ex-U.S.) Equity Portfolio                      1                3299             3.2              0.85%
Global Mutual Fund                                     1                 511             0.5
Global Equity Mutual Fund                              1                  74             0.1
Global Bond Mutual Fund                                1                 124             0.1
U.S. Balanced Mutual Fund                              1                  45             0.0
U.S. Equity Mutual Fund                                1                 766             0.7
U.S. Large Capitalization Equity Mutual Fund           1                  22             0.0
U.S. Large Capitalization Growth Mutual Fund           1                   4             0.0
U.S. Small Capitalization Growth Mutual Fund           1                  23             0.0
U.S. Bond Mutual Fund                                  1                  96             0.1
High Yield Mutual Fund                                 1                  35             0.0
Global (ex-U.S.) Equity Mutual Fund                    1                 493             0.5

(1) The composites presented in this report are single entity composites or the assets of a single client. As such, internal dispersion for all periods is zero and is not presented in this report. AIMR-PPS (TM) states that pooled funds, including unit trusts (or collective funds) may be treated as separate composites. As such, this report presents the composite performance results of collective funds only and does not include separately managed accounts. Composites for separately managed accounts are available upon request.


US Brinson New York                            Number of Accounts      Assets       Percentage of    Highest Annual
Composite Name                                   per Composite       ($ million)     Firm Assets      Fee on Assets
-------------------------------------------------------------------------------------------------------------------
U.S. Large Capitalization Growth Portfolio             18                616             0.6              0.75%
U.S. Small Capitalization Growth Portfolio              4                205             0.2              1.00%
High Yield Portfolio                                    3                134             0.1              0.65%

(2) Internal dispersion is calculated as the equally-weighted annual standard deviation within a composite consisting of at least five accounts with full year returns.

U.S. Large Capitalization Growth Equity: 1988, 5.91%; 1989, 4.87%; 1990, 0.54%;
1991, 11.55%; 1992, 3.68%; 1993, 5.21%; 1994, 5.49%; 1995, 3.07%; 1996, 1.02%;
1997, 2.86%.

U.S. Small Capitalization Growth Equity: Dispersion for only 1995, 2.06%.

High Yield: 1993, 0.64%; 1994, 1.42%; 1995, 1.10%; 1996, 0.85%; 1997,
0.18%.

Historical Annual Returns (as of December 31 each year)

Name                        1998      1997      1996      1995      1994      1993      1992      1991      1990      1989
---------------------------------------------------------------------------------------------------------------------------
Global Equity Portfolio    14.64%    13.70%    18.19%    22.36%     0.75%    17.82%     5.27%    22.95%    -6.28%    24.63%
Global Bond Portfolio      13.89%     2.54%    10.27%    21.15%    -3.56%    11.19%     9.09%    20.12%    10.77%     8.98%
U.S. Balanced Portfolio     9.13%    14.94%    13.13%    27.28%    -0.16%    11.89%    10.04%    23.48%     4.41%    20.54%
U.S. Equity Portfolio      17.66%    26.86%    27.04%    42.41%     1.05%    17.47%    16.16%    36.59%    -8.46%    33.37%
U.S. Bond Portfolio         7.85%    10.19%     4.44%    18.62%    -2.29%    10.60%     8.13%    18.30%     9.35%    13.73%
Global (ex-U.S.) Equity
 Portfolio                 16.46%     7.33%    14.21%    17.63%     3.20%    23.88%    -2.54%    17.68%    -8.19%    22.04%
Global Mutual Fund          8.32%    11.00%    14.10%    24.14%    -1.89%    11.15%     3.29%*      --        --        --
Global Equity Mutual Fund  14.03%    10.72%    17.26%    21.93%    -4.35%*      --        --        --        --        --
Global Bond Mutual Fund    11.98%     1.63%     9.30%    20.32%    -3.49%     3.86%*      --        --        --        --
U.S. Balanced Mutual Fund   9.92%    13.22%    11.32%    25.48%       --        --        --        --        --        --
U.S. Equity Mutual Fund    18.57%    24.76%    25.65%    40.58%    -1.63%*      --        --        --        --        --
U.S. Large Capitalization
 Equity Mutual Fund         5.87%*      --        --        --        --        --        --        --        --        --
U.S. Large Capitalization
 Growth Mutual Fund        24.90%    -0.55%*      --        --        --        --        --        --        --        --
U.S. Small Capitalization
 Growth Mutual Fund        -6.70%    -5.62%*      --        --        --        --        --        --        --        --
U.S. Bond Mutual Fund       8.37%     9.64%     3.53%     5.49%*      --        --        --        --        --        --
High Yield Mutual Fund      7.75%     2.34%*      --        --        --        --        --        --        --        --
Global (ex-U.S.) Equity
  Mutual Fund              14.39%     5.74%    12.75%    15.55%     0.94%    -3.45%*      --        --        --        --

*Represents partial-year performance.  Returns are not annualized.

For More Information

More information on The Brinson Funds is available free upon request:

Shareholder Reports
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement Of Additional Information (SAI)
The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered part of) this prospectus.




TO OBTAIN INFORMATION:

BY TELEPHONE
Call 1-800-448-2430

By Mail
The Brinson Funds
P.O. Box 2798
Boston, MA 02208-2798

By Email
fulfill@fdinet.com

On The Internet
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

  SEC: http://www.sec.gov

  Brinson Partners: http://www.ubsbrinson.com

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's public reference room in Washington, DC (phone 1-800-SEC-0330). Or, you can obtain copies of this information by sending a request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009.

The Funds are series of The Brinson Funds;
Registration Number: 811-6637

                                         [UBS Logo]

                                         Investment Funds

                                           Prospectus
                                           May 3, 1999

                                           Global Fund
                                           Global Equity Fund
                                           Global Bond Fund
                                           U.S. Balanced Fund
                                           U.S. Equity Fund
                                           U.S. Large Capitalization Equity Fund
                                           U.S. Large Capitalization Growth Fund
                                           U.S. Small Capitalization Growth Fund
                                           U.S. Bond Fund
                                           High Yield Fund
                                           Global (ex-U.S.) Equity Fund



                                     As with any mutual fund, the Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

[UBS Logo]

Investment Funds
P.O. Box 2798 . Boston, MA 02208-2798
Tel: 1-800-794-7753

Table of Contents

The Brinson Investment Process                               2

Overview of the Funds
  Global Fund                                                3
  Global Equity Fund                                         4
  Global Bond Fund                                           5
  U.S. Balanced Fund                                         6
  U.S. Equity Fund                                           7
  U.S. Large Capitalization Equity Fund                      8
  U.S. Large Capitalization Growth Fund                      9
  U.S. Small Capitalization Growth Fund                     10
  U.S. Bond Fund                                            11
  High Yield Fund                                           12
  Global (ex-U.S.) Equity Fund                              13
Risk Considerations                                         14
Fees and Expenses                                           16
Investment Advisor                                          18
Prior Performance of Advisor                                19
Pricing of Fund Shares                                      22
Purchasing Shares                                           23
Redeeming Shares                                            25
Dividends and Distributions                                 26
Tax Considerations                                          27
Distribution Arrangements                                   28
Financial Highlights                                        29
Appendix A                                                  35
For More Information                                        37

Overview of the Funds

The investment objective of each Fund is "fundamental" and may be changed only with shareholder approval. Unless otherwise stated, each Fund's investment policies are not fundamental and may be changed by the Funds' Trustees without a shareholder vote. There can be no assurance that the Funds will be able to attain their objectives.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information (SAI).

Each Fund's principal risks and strategies are provided within the Fund descriptions that follow. Principal and secondary risks are discussed in detail under "Risk Considerations" on page 14.

The Brinson Funds strongly discourages market timers and short-term traders from investing in the Funds. Shares of The Brinson Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

A Look At The Brinson Investment Process

At Brinson Partners, we employ a global asset allocation strategy, actively diversifying investments within and across all major asset classes. Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgement. Our philosophy is that the determination of fundamental investment value within the context of a globally integrated economy is the focus of all investment decisions. World economies and financial markets are interactive. Thus, investment management, both within and across global stock and bond markets, must be based upon comprehensive knowledge and analyses of integrated investment fundamentals.

Our investment style has a single focus--investment fundamentals determine and describe future cash flows that, for us, define investment value. It is our belief that periodically there are important exploitable discrepancies between market price and investment value. The price/value discrepancies then become the building blocks for portfolio construction. Portfolio structure is focused on both risk and return considerations in the context of full long-term investment cycles.

Another aspect of Brinson Partners' approach is the management of a portfolio of securities against a selected benchmark. If we are indifferent among markets, we tend toward the normal weight, as determined by the proportion of each market in the benchmark. Decisions to deviate from the normal mix of assets are a blend of rigorous quantitative analysis, an understanding of the fundamental relationships among global markets and the expertise of our investment professionals. All security selection decisions for a Fund are made in relation to the benchmark, each of which is more fully described in each Fund's description that follows. The benchmark for each Fund is an index consisting of securities that are representative of that Fund's investments. From time to time, we may substitute securities from an equivalent index that we believe more accurately reflects changes in our expectations for various markets.

Equity Selections
Our equity portfolio construction process focuses on the four layers of equity management that best explain portfolio performance: market sensitivity, common factor exposures, industry weightings and individual stock selection. Securities are chosen from an extensive list of companies in all major markets and industries. Stock selection is based on fundamental analysis, often incorporating quantitative models. The security selection decision seeks out medium-to-larger capitalization issues in each country that are attractively priced relative to underlying fundamental value. Research focuses on the ability of individual companies to generate profits. We also analyze industry competitive strategy, structure and global integration. We visit management to understand company goals and their competitive strategies.

Fixed Income Selections
We use an internally developed valuation model for our Fixed Income portfolios, which quantifies our return expectations for all of the bond markets. Inputs to this model include forecasts of inflation, risk premiums and interest rates. Our credit review process incorporates both a top-down strategy, which focuses on how macroeconomic forces shape various industry outlooks, and a bottom-up strategy which relies on a combination of qualitative and quantitative factors. Our qualitative assessment focuses on management strength, market position, competitive environment, and financial flexibility. Our quantitative assessment focuses on historical operating results, calculation of various credit ratios and an expected future outlook. With the exception of the High Yield Fund, the Fixed Income Funds generally invest in all categories of investment grade fixed income securities, but emphasize the higher quality securities in this spectrum (those with a credit rating of AA and above.) Our fixed income strategies combine judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, quality and coupon segments and specific fixed income securities.

Global Fund

Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Strategies

The Fund invests primarily in a portfolio of global equity and fixed income securities. At least 65% of the Fund's assets are invested in securities of issuers in at least three countries (which may include the United States).

All security selection decisions are made relative to the Global Securities Markets Index (GSMI) Mutual Fund Index, the benchmark against which the Fund measures its portfolio.

Although it may invest anywhere in the world, the Fund invests primarily in:
* Equity markets listed in the Morgan Stanley Capital International (MSCI) World Equity (Free) Index
* Fixed income markets listed in the Salomon Smith Barney World Government Bond Index

Other investments may include:
* Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the U.S.
* Other open-end investment companies advised by Brinson Partners
* Emerging markets securities

The Fund's Principal Risks Include:
* Market Risk
* Currency Risks
* Concentration Risk
* Credit Risk

(Additional information is included in the "Risk Considerations" section.)

The Fund's portfolio turnover rate may exceed 100%.

GSMI Mutual Fund Index
An unmanaged index compiled by Brinson Partners, constructed as follows:
40% Wilshire 5000 Index  3% Merrill Lynch High Yield

22% MSCI World ex USA              Master Index

    (Free) Index  3% IFC Investable Index

21% Salomon Smith Barney   2% JPMorgan EMBI+

    BIG Bond Index

9% Salomon non-U.S. Gov't.

    Bond Index

MSCI World Equity (Free) Index

A broad based securities index that represents the U.S. and global (ex-U.S.) equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.

Salomon Smith Barney World Government Bond Index
A securities index that represents the broad global fixed income markets and includes debt issues of U.S. and global (ex-U.S.) governments.

From time to time, such underlying indices may change.

Fund Performance
The chart and table which follow give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for the periods ended 12/31)

[Graph appears here]
1996:     13.54%
1997:     10.20%
1998:      7.60%

Best Quarter:             Q2 1997     8.12%
Worst Quarter:            Q3 1998    -5.51%

Average Annual Total Return (for the period ended 12/31/98)

                                                                Performance
                                       1         5       10      Inception
                                      Year      Year    Year     (7/31/95)
---------------------------------------------------------------------------
Global Fund                           7.60%      --      --       11.74%
MSCI World Equity (Free) Index       24.62%      --      --       17.54%
Salomon Smith Barney World           15.29%      --      --        5.92%
  Gov't. Bond Index
GSMI Mutual Fund Index               16.45%      --      --       14.69%

3

Global Equity Fund

Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Strategies

The Fund invests primarily in a portfolio of global equity securities. At least 65% of the Fund's assets are invested in securities of issuers in at least three countries (which may include the United States).

Although it may invest anywhere in the world, the Fund invests primarily in equity markets listed in the Morgan Stanley Capital International (MSCI) World Equity (Free) Index, the benchmark against which the Fund measures its portfolio.

Investments in equity securities may include:
* Common stock
* Preferred stock
* Convertible securities (those that are convertible into equity securities)
* Warrants

The Fund's Principal Risks Include:
* Market Risk
* Foreign Country and Currency Risks

(Additional information is included in the "Risk Considerations" section.)

MSCI World Equity (Free) Index
A broad based securities index that represents the U.S. and global (ex-U.S.) equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.

Fund Performance

The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for the periods ended 12/31)

[Graph Appears Here]
1996:     16.31%
1997:      9.86%
1998:     13.17%

Best Quarter:                Q4 1998   14.11%
Worst Quarter:               Q3 1998  -10.23%

Average Annual Total Return (for the period ended 7/31/95)

                                                      Performance
                             1         5       10      Inception
                            Year      Year    Year     (7/31/95)
-----------------------------------------------------------------
Global Equity Fund         13.17%      --      --       14.51%
MSCI World Equity          24.62%      --      --       17.54%
 (Free) Index

Global Bond Fund

Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Strategies

The Fund invests primarily in a portfolio of global debt securities that may also provide the potential for capital appreciation. The Fund is a non-diversified portfolio.

Normally, at least 65% of the Fund's assets are invested in debt securities with an initial maturity of more than one year of issuers in at least three countries (which may include the United States).

Although it may invest anywhere in the world, the Fund invests primarily in fixed income markets listed in the Salomon Smith Barney World Government Bond Index, the benchmark against which the Fund measures its portfolio.

Investments in fixed income securities may include:
* Debt securities of the U.S. government, its agencies and instrumentalities
* Debt securities of U.S. corporations
* Zero coupon securities
* Mortgage-backed securities
* Asset-backed securities
* When-issued securities

The Fund's Principal Risks Include:
* Market Risk
* Credit Risk
* Interest Rate Risk
* Foreign Country and Currency Risks
* Diversification Risk

(Additional information is included in the "Risk Considerations" section.)

The Fund's portfolio turnover rate may exceed 100%.

Non-Diversified Portfolio
Invests in fewer securities, which may result in more potential volatility than a diversified portfolio. Gains or losses on a single security or issuer within the portfolio will, therefore, have a greater impact on a fund's net asset value.

Salomon Smith Barney World Government Bond Index
A securities index that represents the broad global fixed income markets and includes debt issues of U.S. and global (ex-U.S.) governments.

Fund Performance
The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for the periods ended 12/31)

                            [Graph to Appear Here]
1996:      8.70%
1997:      1.17%
1998:     11.58%

Best Quarter:                                   Q4 1998            5.86%
Worst Quarter:                                  Q1 1997           -2.93%

Average Annual Total Return (for the period ended 12/31/98)

                                                                              Performance
                                                  1       5         10         Inception
                                                 Year   Year       Year         (7/31/95)
-----------------------------------------------------------------------------------------
Global Bond Fund                                11.58%    --         --           8.35%
Salomon Smith Barney                            15.29%    --         --           5.92%
 World Government
 Bond Index

U.S. Balanced Fund

Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Strategies

The Fund invests primarily in a wide range of equity, fixed income and money market securities.

All selection decisions are made relative to the U.S. Balanced Mutual Fund Index, the benchmark against which the Fund measures its portfolio.

Investments in equity securities may include:
* Common Stock
* Preferred stock
* Securities convertible into equity securities
* Warrants

Investments in fixed income securities may include:
* Debt securities of the U.S. government, its agencies and instrumentalities
* Debt securities of U.S. corporations
* Zero coupon securities
* Mortgage-backed securities
* Asset-backed securities
* When-issued securities

The Fund's Principal Risks Include:
* Market Risk
* Interest Rate Risk

(Additional information is included in the "Risk Considerations" section.)

The Fund's portfolio turnover rate may exceed 100%.

U.S. Balanced Mutual Fund Index
Compiled by Brinson Partners, this index represents a fixed composite of 65% Wilshire 5000 Equity Index and 35% Salomon Smith Barney Broad Investment Grade
(BIG) Bond Index.

Wilshire 5000 Equity Index
A broad weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.

Salomon Smith Barney
Broad Investment Grade (BIG) Bond Index A broad-based index that includes U.S. bonds with over one year to maturity.

From time to time, indices may change.


Fund Performance
The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for the periods ended 12/31)

[Graph to Appear Here]
1996:     10.86%
1997:     12.66%
1998:      9.57%

Best Quarter:      Q2 1997    6.99%
Worst Quarter:     Q3 1998   -0.41%

Average Annual Total Return (for the period ended 12/31/98)

                                                               Performance
                                       1        5       10      Inception
                                      Year     Year    Year     (7/31/95)
--------------------------------------------------------------------------
U.S. Balanced Fund                    9.57%     --      --       12.22%
Wilshire 5000 Index                  23.43%     --      --       25.27%
Salomon Smith Barney                  8.72%     --      --        8.36%
 (BIG) Index
U.S. Balanced Mutual                 18.85%     --      --       19.43%
 Fund Index

U.S. Equity Fund

Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income, while controlling risk.

Principal Strategies

Normally, the Fund invests at least 65% of its assets in equity securities of U.S. companies.

All selection decisions are made relative to the Wilshire 5000 Equity Index, the benchmark against which the Fund measures its portfolio.

Investments in equity securities may include:

* Common stock
* Preferred stock
* Securities convertible into equity securities
* Warrants

The Fund's Principal Risks Include:

* Market Risk

(Additional information is included in the "Risk Considerations" section.)

Wilshire 5000 Equity Index

A broad weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.

Fund Performance

The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for the period ended 12/31)

[BAR GRAPH APPEARS HERE]

1996  24.90%
1997  24.23%
1998  17.91%

Best Quarter:   Q4 1998    16.24%
Worst Quarter:  Q3 1998   -10.49%

Average Annual Total Return (for the period ended 12/31/98)

                                                      Performance
                               1        5      10      Inception
                             Year     Year    Year     (7/31/95)
-----------------------------------------------------------------
U.S. Equity Fund            17.91%     --      --        23.75%
Wilshire 5000 Equity Index  23.43%     --      --        25.27%

U.S. Large Capitalization Equity Fund

Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income, while controlling risk.

Principal Strategies
Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of U.S. large capitalization companies. The Fund is a non-diversified portfolio.

All selection decisions are undertaken relative to the Standard & Poor's 500 Stock Index (S&P 500 Index), the benchmark against which the Fund measures its portfolio.

Investments in equity securities may include:
* Common stock
* Preferred stock
* Securities convertible into equity securities
* Warrants

The Fund's Principal Risks Include:
* Market Risk
* Diversification Risk

(Additional information is included in the "Risk Considerations" section.)

Large Capitalization Companies
Those with market capitalizations in the upper 65% of the Wilshire 5000 Equity Index. Companies whose capitalization falls below this level after purchase will continue to be considered large capitalization companies.

Non-Diversified Portfolio
Invests in fewer securities, which may result in more potential volatility than a diversified portfolio. Gains or losses on a single security or issuer within the portfolio will, therefore, have a greater impact on a fund's net asset value.

S&P 500 Index
A broad capitalization market-weighted index that includes common stocks of the leading companies in the top industries in the United States. It is designed to provide a representative indication of the capitalization and return of the large capitalization U.S. equity market.

Fund Performance

There is no performance data presented because the Fund has not been in existence for a full calendar year. Inception date was 4/6/98.

U.S. Large Capitalization Growth Fund

Objective
The Fund seeks to provide long-term capital appreciation.

Principal Strategies
The Fund invests primarily in a portfolio of equity securities of large capitalization growth companies. The Fund is a non-diversified portfolio.

All selection decisions are made relative to the S&P 500 Index, the benchmark against which the Fund measures its portfolio.

* Normally, at least 65% of the Fund's assets are invested in securities issued by such companies
* Up to 20% of the Fund's assets may be invested in foreign securities

Investments in equity securities may include:
* Common stock
* Preferred stock
* Securities convertible into equity securities
* Warrants

The Fund's Principal Risks Include:
* Market Risk
* Diversification Risk

(Additional information is included in the "Risk Considerations" section.)

Large Capitalization Growth Companies
Companies with market capitalizations in the upper 65% of the Wilshire 5000 Equity Index. Companies whose capitalization falls below this level after purchase will continue to be considered large capitalization growth companies.

Non-Diversified Portfolio
Invests in fewer securities, which may result in more potential volatility than a diversified portfolio. Gains or losses on a single security or issuer within the portfolio will, therefore, have a greater impact on a fund's net asset value.

S&P 500 Index
A broad capitalization market-weighted index that includes common stocks of the leading companies in the top industries in the United States. It is designed to provide a representative indication of the capitalization and return of the large capitalization U.S. equity market.

Fund Performance

The chart shows the Fund's performance over the past year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return (for the period ended 12/31)

[Graph to Appear Here]
1998:     24.90%

Best Quarter:          Q4 1998    26.41%
Worst Quarter:         Q3 1998   -12.67%

Average Annual Total Return (for the period ended 12/31/98)

                                                                  Performance
                                          1        5       10      Inception
                                         Year     Year    Year    (10/31/97)
-----------------------------------------------------------------------------
U.S. Large Capitalization               24.90%     --      --       20.42%
 Growth Fund
S&P 500 Index                           28.58%     --      --       30.84%

*12b-1 fees apply after December 31, 1998.

U.S. Small Capitalization Growth Fund

Objective
The Fund seeks to provide long-term capital appreciation.

Principal Strategies
Under normal conditions, the Fund invests at least 65% of its assets in equity securities of U.S. small capitalization companies.

All selection decisions are made relative to the Russell 2000 Index, the benchmark against which the Fund measures its portfolio.

The Fund may also invest in securities of emerging market growth companies. The Fund may invest up to 20% of its assets in foreign securities.

Investments in equity securities may include:
* Common stock
* Preferred stock
* Securities convertible into equity securities
* Warrants

The Fund's Principal Risks Include:
* Small Company Risk
* Market Risk
  (Additional information is included in the "Risk Considerations" section.) The Fund's portfolio turnover rate may exceed 100%.

Small Capitalization Companies
Companies with market capitalizations in the lower 7 1/2% of the Wilshire 5000 Equity Index.

Emerging Market Growth Companies
Small or medium sized companies that have passed their start-up phase and are showing positive earnings, as well as potential for achieving significant profit in a relatively short period of time.

Russell 2000 Index
A securities index that includes primarily U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the small capitalization U.S. equity market.

Fund Performance
The chart shows the Fund's performance over the past year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return (for the period ended 12/31)

                              [INSERT BAR CHART]

1998 -6.70%

Best Quarter:                                   Q4 1998    19.10%
Worst Quarter:                                  Q3 1998   -23.86%

Average Annual Total Return (for the period ended 12/31/98)

                                                              Performance
                                    1         5        10      Inception
                                   Year      Year      Year    (9/30/97)
-------------------------------------------------------------------------
U.S. Small Capitalization         -6.70%      --        --      -9.66%
  Growth Fund
Russell 2000 Index                -2.55%      --        --      -4.67%

* 12b-1 fees apply after December 31, 1998.

U.S. Bond Fund

Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income, while controlling risk.

Principal Strategies
The Fund invests primarily in a portfolio of investment-grade fixed income securities that may also provide the potential for capital appreciation. As a matter of fundamental policy, under normal circumstances, at least 65% of the Fund's total assets are invested in U.S. debt securities with an initial maturity of more than one year.

All selection decisions are made relative to the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index, the benchmark against which the Fund measures its portfolio.

Investments in fixed income securities may include:
* Debt securities of the U.S. government, its agencies and instrumentalities
* Debt securities of U.S. corporations
* Zero coupon securities
* Mortgage-backed securities
* Asset-backed securities
* When-issued securities

The Fund's Principal Risks Include:
* Market Risk
* Interest Rate Risk
* Counter-Party Risk
  (Additional information is included in the "Risk Considerations" section.) The Fund's portfolio turnover rate may exceed 100%.

Investment-Grade
Fixed income securities possessing a minimum rating of:
* BBB by Standard & Poor's Ratings Group (S&P) or
* Baa by Moody's Investors Services, Inc. (Moody's) or,
* If unrated, are determined to be of comparable quality by the Advisor.

Salomon Smith Barney
Broad Investment Grade (BIG) Bond Index
A broad-based index that includes U.S. bonds with over one year to maturity.

Fund Performance
The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for the periods ended 12/31)

                              [INSERT BAR CHART]

1996     3.15%
1997     9.05%
1998     7.80%
Best Quarter:                    Q4 1995    4.46%
Worst Quarter:                   Q1 1996   -2.33%

Average Annual Total Return (for the period ended 12/31/98)

                                                      Performance
                              1        5       10      Inception
                             Year     Year    Year     (8/31/95)
-----------------------------------------------------------------
U.S. Bond Fund               7.80%     --      --        7.60%
Salomon Smith Barney         8.72%     --      --        8.21%
  Broad Investment
  Grade Bond Index

High Yield Fund

Objectives

The Fund's primary objective is to provide high current income from a portfolio of higher-yielding, lower-rated debt securities issued by domestic and foreign companies. The Fund also seeks capital growth, when consistent with high current income, by investing in securities, including common stocks and non-income producing securities, which the Advisor expects will appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

Principal Strategies
The Fund invests primarily in a portfolio of U.S. higher-yielding, lower-rated bonds:
* Under normal conditions, at least 65% of the Fund's assets are invested in fixed income securities that provide higher yields and are "lower-rated"
* Up to 25% of the Fund's assets may be invested in foreign securities

All selection decisions are undertaken relative to the Merrill Lynch High Yield Master Index, the benchmark against which the Fund measures its portfolio.

Investments in fixed income securities may include:
* Debt securities of U.S. corporations
* Zero coupon securities
* Mortgage-backed securities
* Asset-backed securities
* When-issued securities
* Eurodollar securities

The Fund's Principal Risks Include:
* High Yield Risk
* Credit Risk
* Interest Rate Risk
* Market Risk
  (Additional information is included in the "Risk Considerations" section.)

Lower-Rated Bonds
Bonds rated in the lower rating categories of Moody's and S&P, including securities rated:
* Ba or lower by Moody's or
* BB or lower by S&P ("high yield securities").
Securities rated in these categories or lower are considered to be of poorer quality and predominantly speculative.

Merrill Lynch High Yield Master Index
An index of publicly placed non-convertible, coupon-bearing U.S. domestic debt with a term to maturity of at least one year.

Fund Performance
The chart shows the Fund's performance over the past year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return (for the period ended 12/31)

                              [INSERT BAR CHART]

1998:     7.75%

Best Quarter:                   Q4 1998    4.32%
Worst Quarter:                  Q3 1998   -2.28%

Average Annual Total Return (for the period ended 12/31/98)

                                                            Performance
                                  1        5          10     Inception
                                 Year     Year       Year    (9/30/97)
-----------------------------------------------------------------------
High Yield Fund                  7.75%     --         --        8.12%
Merrill Lynch High Yield         3.66%     --         --        5.04%
  Master Index

* 12b-1 fees after December 31, 1998.

Global (ex-U.S.) Equity Fund

Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income, by investing primarily in the equity securities of global (ex-U.S.) issuers.

Principal Strategies
Normally, the Fund invests at least 65% of its assets in equity securities of issuers in at least three countries other than the United States.

Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International (MSCI) World ex USA (Free) Index, the benchmark against which the Fund measures its portfolio.

Investments in equity securities may include:
* Common stock
* Preferred stock
* Debt securities convertible into or exchangeable for common stock
* Warrants or rights

The Fund's Principal Risks Include:
* Foreign Country and Currency Risks
* Market Risk

  (Additional information is included in the "Risk Considerations" section.)

MSCI World ex USA (Free) Index
An unmanaged, market driven broad based securities index which includes global (ex-U.S.) equity markets in terms of capitalization and performance.

Fund Performance
The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for the periods ended 12/31)

                              [INSERT BAR CHART]

1996:     11.81%
1997:      5.02%
1998:     13.44%

Best Quarter:          Q4 1998     16.86%
Worst Quarter:         Q3 1998    -13.78%

Average Annual Total Return (for the period ended 12/31/98)

                                                          Performance
                                   1        5       10     Inception
                                  Year     Year    Year    (7/31/95)
---------------------------------------------------------------------
Global (ex-U.S.) Equity          13.44%     --      --       11.39%
  Fund
MSCI World ex USA                18.67%     --      --        8.61%
 (Free) Index

Risk Considerations

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

* The investment objective
* The Fund's ability to achieve its objectives
* The markets in which the Fund invests
* The investments the Fund makes in those markets
* Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and potentially prevent a Fund from achieving its objectives.

Concentration Risk

The risk that if a Fund has most of its investments in a few securities or a single sector, its portfolio will be more susceptible to factors adversely affecting issuers located in that sector than would a more diversified portfolio of securities.

Counterparty Risk

The risk that when a Fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to complete the transaction may cause the Fund to incur a loss or to miss an opportunity to obtain a price believed to be advantageous.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

Derivative Risk

The risk that downward price changes in a security may result in a loss greater than a Fund's investment in the security. This risk exists through the use of certain securities or techniques that tend to magnify changes in an index or market.

Diversification Risk

The risk that a non-diversified Fund will be more volatile than a diversified Fund because it invests more of its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified Fund's net asset value.

Foreign Country and Currency Risks

The risk that prices of a Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

The World Bank and other international agencies consider a country to be an "emerging markets" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

On January 1, 1999, the European Monetary Union (the "EMU") introduced a new single currency, the Euro, which will replace the national currencies of participating member nations. If a Fund holds investments in nations with currencies replaced by the Euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting, will be impacted. Although it is not possible to fully predict the impact of the Euro on a Fund, the transition and the elimination of currency risk among nations participating in the EMU may change the economic environment and behavior of investors, particularly in European markets.

High Yield Risk

The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below will default or otherwise be unable to honor a financial obligation. These securities are considered to be of poor standing and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure. Bonds in this category may also be called "high yield bonds" or "junk bonds."

Interest Rate Risk
The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of a Fund's securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

Market Risk
The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

Prepayment Risk
The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

Small Company Risk
The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

The chart below illustrates both primary and secondary risks of investing in the Funds.

                                                               Foreign
                  Counter-                        Diversifi-  Country &
                   party     Credit   Derivative    cation    Currency
Global Fund          *         *           *                     *

Global
Equity Fund          *                     *                     *

Global
Bond Fund            *         *           *           *         *

U.S.
Balanced Fund        *         *           *

U.S.
Equity Fund          *                     *

U.S. Large
Capitalization       *                     *           *
Equity Fund

U.S. Large
Capitalization       *                     *           *           *
Growth Fund

U.S. Small
Capitalization       *                     *                       *
Growth Fund

U.S.
Bond Fund            *         *           *

High
Yield Fund           *         *           *                       *

Global (ex-U.S.)
Equity Fund          *                     *                       *

                  Geographic
                   Concen-    High   Interest           Pre-     Small
                   tration    Yield    Rate    Market  payment  Company
Global Fund          *                  *         *        *       *

Global
Equity Fund          *                            *

Global
Bond Fund            *                  *         *        *

U.S.
Balanced Fund                           *         *        *

U.S.
Equity Fund                                       *

U.S. Large
Capitalization                                    *
Equity Fund

U.S. Large
Capitalization                                    *
Growth Fund

U.S. Small
Capitalization       *                            *                *
Growth Fund

U.S.
Bond Fund                               *         *        *

High
Yield Fund           *          *       *         *        *

Global (ex-U.S.)
Equity Fund          *                            *

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Brinson UBS Investment Funds Class of shares.

Shareholder Transaction Fees
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases       None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, expressed as a % of average net assets)

                                                                                           Amount of         Total Fund
                                                                                              Fee             Operating
                                                                                            Waiver         Expenses (after
                                                                            Gross           and/or            fee waiver
                          Management     12b-1           Other            Operating         Expense         and/or expense
6/30/98                     Fees/1/    Expenses/4/     Expenses/1/        Expenses/1/    Reimbursement/1/   reimbursement)/1/
-----------------------------------------------------------------------------------------------------------------------------
Global Fund                  0.80%       0.65%            0.14%              1.59%             0.00%              1.59%
Global Equity Fund           0.80%       0.76%            0.22%              1.78%             0.02%              1.76%
Global Bond Fund             0.75%       0.49%            0.21%              1.45%             0.06%              1.39%
U.S. Balanced Fund           0.70%       0.50%            0.11%              1.31%             0.01%              1.30%
U.S. Equity Fund             0.70%       0.52%            0.10%              1.32%             0.00%              1.32%
U.S. Large Capitalization
  Equity Fund/2/             0.70%       0.52%            0.89%              2.11%             0.79%              1.32%
U.S. Bond Fund               0.50%       0.47%            0.34%              1.31%             0.24%              1.07%
Global (ex-U.S.) Equity
  Fund                       0.80%       0.84%            0.20%              1.84%             0.00%              1.84%
(12/31/98)
-----------------------------------------------------------------------------------------------------------------------------
U.S. Large Capitalization
  Growth Fund/3/             0.70%       0.77%            0.10%              1.57%             0.00%              1.57%
U.S. Small Capitalization
  Growth Fund/3/             1.00%       0.77%            0.15%              1.92%             0.00%              1.92%
High Yield Fund/3/           0.60%       0.85%            0.10%              1.55%             0.00%              1.55%
-----------------------------------------------------------------------------------------------------------------------------

(1) The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Funds do not exceed the percentages noted in the chart on page 18.

(2) The fees and expenses for the U.S. Large Capitalization Equity Fund are based on the period from April 6, 1998 (commencement of operations) to June 30, 1998.

(3) The fees and expenses of the U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and High Yield Fund are based on fees and expenses incurred by three predecessor series, prior to the series' reorganizations into the Funds (as described in the "Investment Advisor" section), and have been recalculated and re-stated to take into account the fees and expenses that the Funds will incur as series of the Trust.

(4) For purposes of this Table, "12b-1 Fees" are comprised of an asset-based sales charge of up to 0.65% of average daily net assets and a service fee of 0.25% of average daily net assets for each Fund. See "Distribution Arrangements" at page 28. Although the Distribution Plan provides that the Funds may pay fees at these rates, the Funds and the Underwriter have agreed to limit aggregate distribution fees on certain of the Funds so they do not exceed the percentages noted on page 28 of this prospectus. Pursuant to rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Brinson Funds may pay more than the economic equivalent of the maximum front-end sales charges permitted by NASD. This amount also includes service fees.

Expense Example
This example is intended to help you compare the cost of investing in the UBS Investment Funds Class of shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                         1 year   3 years   5 years   10 years
------------------------------------------------------------------------------
Global Fund                                $162      $502      $866     $1,889
Global Equity Fund                         $179      $554      $954     $2,073
Global Bond Fund                           $142      $440      $761     $1,669
U.S. Balanced Fund                         $132      $412      $713     $1,568
U.S. Equity Fund                           $134      $418      $723     $1,590
U.S. Large Capitalization Equity Fund      $134      $418      $723     $1,590
U.S. Large Capitalization Growth Fund      $160      $496      $855     $1,867
U.S. Small Capitalization Growth Fund      $195      $603    $1,037     $2,243
U.S. Bond Fund                             $109      $340      $590     $1,306
High Yield Fund                            $158      $490      $845     $1,845
Global (ex-U.S.) Equity Fund               $187      $579      $995     $2,159

Brinson Partners, Inc.
209 South LaSalle Street
Chicago, Ill 60604-1295



Investment Advisor


Brinson Partners Inc., an investment management firm primarily for institutional accounts, is the investment advisor for the Brinson Funds, as well as for nine other investment companies. Brinson Partners Inc. and its predecessor entities have operated under the same investment philosophy and senior management for over 18 years. Offices are located worldwide:

Bahrain      Geneva          New York         Sydney
Basel        Hong Kong       Paris            Tokyo
Chicago      London          Rio de Janeiro   Zurich
Frankfurt    Melbourne       Singapore

As of December 31, 1998, Brinson Partners Inc. had total assets under management of approximately $297 billion. Brinson Partners is a wholly-owned subsidiary of UBS A.G (formed by the merger of Union Bank of Switzerland and Swiss Bank Corporation).

The U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund were created in conjunction with the reorganization of three corresponding series of UBS Private Investor Funds, Inc. into the Funds on December 18, 1998. The same individuals that managed the predecessor series are presently managing the three Funds.

Portfolio Management
Investment decisions for the Funds are made by an investment management team at Brinson Partners. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.

Advisory Fees
The following chart shows the investment advisory fees payable to Brinson Partners Inc., before fee waivers, by each Fund during its last fiscal year.

Management Fees Paid
(expressed as a percentage of average net assets)

Global Fund                                          0.80%
Global Equity Fund                                   0.80
Global Bond Fund                                     0.75
U.S. Balanced Fund                                   0.70
U.S. Equity Fund                                     0.70
U.S. Large Capitalization Equity Fund                0.70
U.S. Large Capitalization Growth Fund/1/             0.70
U.S. Small Capitalization Growth Fund/1/             1.00
U.S. Bond Fund                                       0.50
High Yield Fund/1/                                   0.60
Global (ex-U.S.) Equity Fund                         0.80


(1) The U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund were created as the result of a reorganization of three corresponding funds of UBS Private Investor Funds, Inc. into these funds on December 18, 1998. The same individuals that managed the reorganized funds are now managing the newly created Funds.

The Advisor has irrevocably agreed to waive its fees and reimburse certain expenses so that the total operating expenses, with the exception of 12b-1 expenses, of the UBS Investment Funds Class of shares do not exceed the following amounts for each of the respective Funds:

Global Fund                               1.10%
Global Equity Fund                        1.00
Global Bond Fund                          0.90
U.S. Balanced Fund                        0.80
U.S. Equity Fund                          0.80
U.S. Large Capitalization Equity Fund     0.80
U.S. Large Capitalization Growth Fund/1/  0.80
U.S. Small Capitalization Growth Fund/1/  1.15
U.S. Bond Fund                            0.60
High Yield Fund/1/                        0.70
Global (ex-U.S.) Equity Fund              1.00

Year 2000 Issue

Some computer systems will be unable to recognize dates after December 31, 1999. The Funds' securities trades, pricing and accounting services and other operations could be adversely affected by the defects in computer systems utilized by Brinson Partners, or the custodian and transfer agent. Brinson Partners is taking steps that it believes are reasonably designed to identify any potential problems with the computer systems it uses. The Funds' other service providers have told Brinson Partners that they are taking comparable steps. Brinson Partners does not believe that the Year 2000 issue will have a material adverse effect on its business operations or results of operations.

The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by one or more Funds. This is particularly true in emerging markets, which have been reported not to be as prepared as domestic companies and markets for Year 2000. The Year 2000 issue also could cause improperly functioning trading systems in emerging markets which could cause settlement and liquidity problems. At this point, the Funds cannot predict the impact on their portfolios of Year 2000 problems in such markets.

Portfolio Turnover

The Funds generally intend to purchase securities for long-term investment. Portfolio turnover rates are not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. It may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

Prior Performance of Advisor

The following table sets forth the Advisor's composite performance data relating to the historical performance of institutional private accounts managed by the Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the various Funds. The data is provided to illustrate the past performance of the Advisor in managing investment portfolios which are substantially similar to each of the applicable Funds as measured against specified market indices. This performance presentation includes certain composites of Brinson Partners, Inc. and certain composites of UBS Brinson New York (formerly UBS Asset Management New York). These two firms are now part of one organization as a result of a business combination on June 30, 1998. The portfolio management process and performance measurement are distinct for the two entities through June 30, 1998. The performance data of each of the Brinson Funds is also included in the table.

UBS Brinson (the Firm) has prepared and presented this report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS/TM/). AIMR has not been involved with the preparation or review of this report. A list of all Firm composites is available upon request. The Firm is defined as all portfolios managed and administered from UBS Brinson's Chicago and New York offices. The effective date of Firm compliance is January 1, 1993; certain terminated accounts are not included prior to that date.

Composites consisting of more than one portfolio are asset weighted by beginning-of-period asset values. Investment results for both the Funds and the composites are time-weighted performance calculations representing total return, and are calculated in a manner consistent with the U.S. Securities and Exchange Commission's ("SEC") method of calculating returns. Returns are calculated using geometric linking of monthly returns. Composites are valued at least monthly, taking into account cash flows. All realized and unrealized capital gains and losses, as well as all dividends and interest from investments and cash balances, are included. Investment transactions are accounted for on a trade date basis with the exception of selected equity accounts. Prior to January 1996, settlement date accounting was used in these accounts, with trade date accrual used subsequent to that date. Total returns exclude the impact of advisor fees, custodial fees, and any other administrative expenses and the impact of any income taxes an investor might have incurred as a result of taxable ordinary income and capital gains realized by the account. Investment returns will be reduced by fees and other expenses incurred. Investment advisory fees are described in Part II of Form ADV. Upon request, we will furnish information showing the effect an investment advisory fee would have had on performance; Due to the graduated nature of fees, as account size increases, the annual percentage fee will decline.

Results include all actual fee-paying, discretionary client portfolios including those clients no longer with the Firm. Portfolios are included in the composite beginning with the first full month of performance to the present or to the cessation of the client's relationship with the Firm. No alterations of composites as presented here have occurred due to changes in personnel. Accounts of all sizes are included in composite performance and no minimum account relationship size was set for inclusion in the composites as the account size does not impact portfolio management style. The composites are not subject to certain expenses, investment limitations, diversification requirements and restrictions to which the Funds are subject and which are imposed by the Investment Company Act of 1940 (the "Act") and the Internal Revenue Code of 1986, as amended. Had such expenses, limitations, requirements and restrictions been applicable to the composites, the performance results would have been adversely affected. The composite's performance presented does not represent the historical performance of the Funds and should not be interpreted as indicative of future performance of the Funds.

                                                                      Annualized
                                                   One          Two      Three      Five       Ten
                                                   Year        Years     Years      Years     Years
----------------------------------------------------------------------------------------------------
UBS Investment Fund - Global/1/                    7.60         8.89     10.41        N/A       N/A
Global Securities Portfolio/2/                     8.68         9.79     11.61      11.32     11.97
MSCI World Equity (Free) Index/3,4/               24.62        20.19     18.06      16.06     11.11
Salomon World Govt. Bond Index/3/                 15.29         7.50      6.20       7.85      8.97
GSMI Mutual Fund Index/3/                         16.45        15.37     14.42      13.76     12.51
----------------------------------------------------------------------------------------------------
UBS Investment Fund - Global Equity/1/            13.17        11.50     13.07        N/A       N/A
Global Equity with Cash Portfolio/2/              13.79        13.32     14.64      12.84     12.11
MSCI World Equity (Free) Index/3,4/               24.62        20.19     18.06      16.06     11.11
----------------------------------------------------------------------------------------------------
UBS Investment Fund - Global Bond/1/              11.58         6.25      7.05        N/A       N/A
Global Bond Portfolio/2/                          13.29         7.46      8.19       7.91      9.62
Salomon World Govt. Bond Index/3/                 15.29         7.50      6.20       7.85      8.97
----------------------------------------------------------------------------------------------------
UBS Investment Fund - U.S. Balanced/1/             9.57        11.10     11.01        N/A       N/A
U.S. Balanced Portfolio/2/                         8.38        11.25     11.62      11.77     12.44
U.S. Balanced Mutual Fund Index/3/                18.85        21.15     19.03      16.75     15.01
Wilshire 5000 Index/3/                            23.43        27.30     25.24      21.78     18.11
Salomon Brothers BIG Index/3/                      8.72         9.17      7.29       7.30      9.31
----------------------------------------------------------------------------------------------------
UBS Investment Fund - U.S. Equity/1/              17.91        20.90     22.28        N/A       N/A
U.S. Equity Fund/2/                               16.91        21.42     23.02      21.49     19.28
Wilshire 5000 Index/3/                            23.43        27.30     25.24      21.78     18.11
----------------------------------------------------------------------------------------------------
UBS Investment Fund -
  U.S. Large Caitalization Equity/1,6/             5.63          N/A       N/A        N/A       N/A
U.S. Investment Fund -
  U.S. Large Capitalization Growth/1,6/           24.90          N/A       N/A        N/A       N/A
U.S. Large Capitalization Equity Portfolio/2/     21.45        24.28     25.38      23.80     20.61
U.S. Large Capitalization Growth Portfolio/2,5/   27.39        27.06     25.34      20.38     18.83
S&P 500 Index/3/                                  28.58        30.95     28.23      24.06     19.21
----------------------------------------------------------------------------------------------------
U.S. Investment Fund -
  U.S. Small Capitalization Growth/1,6/           -6.70          N/A       N/A        N/A       N/A
U.S. Small Capitalization Growth Portfolio/2,5/  -10.01         4.79     10.17       9.04     14.38
Russell 2000 Index/3/                             -2.55         9.20     11.58      11.87     12.92
----------------------------------------------------------------------------------------------------
U.S. Investment Fund - U.S. Bond/1/                7.80         8.42      6.63        N/A       N/A
U.S. Bond Portfolio/2/                             7.45         8.61      7.06       7.14      9.33
Salomon Smith Barney BIG Index/3/                  8.72         9.17      7.29       7.30      9.31
----------------------------------------------------------------------------------------------------
U.S. Investment Fund - High Yield/1,6/             7.75          N/A       N/A        N/A       N/A
High Yield Portfolio/2/                           -6.32         2.75      6.39       5.93      9.60
Merrill Lynch High Yield Master Index/3/           3.66         8.15      9.11       9.01     11.08
----------------------------------------------------------------------------------------------------
UBS Investment Fund - Global
  (ex-U.S.) Equity                                13.44         9.15     10.02        N/A       N/A
Global (ex-U.S.) Equity Portfolio/2/              15.61        10.95     11.75      10.77      9.83
MSCI World ex USA (Free) Index (Unhedged)/3,4/    18.67        10.06      9.06       9.27      5.71
----------------------------------------------------------------------------------------------------

FOOTNOTES:

(1) Total returns include reinvestment of all capital gain and income distributions. Inception dates for each Fund are as follows: UBS Investment - Global, 8/31/92, UBS Investment - Global Equity, 1/31/94. UBS Investment -Global Bond, 7/31/93, UBS Investment - U.S. Balanced, 12/31/94, UBS Investment -U.S. Equity, 2/28/94, UBS Investment - U.S. Large Capitalization Equity, 4/30/98, UBS Investment - U.S. Large Capitalization Growth, 9/30/97, UBS Investment - U.S. Small Capitalization, 9/30/97, UBS Investment - U.S. Bond Fund, 8/31/95, UBS Investment - High Yield, 9/30/97 and UBS Investment -Non-U.S. Equity, 8/31/93.

(2) Performance figures for the Advisor composites are net of advisory fees and all expenses. Advisory fees are determined by applying the highest fee schedule to the composite as of December 31, 1998. Performance figures for the composites gross of fees are:

                                                                    Annualized
                                                 ------------------------------------------------------
                                                  One        Two       Three          Five       Ten
                                                  Year      Years      Years          Years      Years
-------------------------------------------------------------------------------------------------------
Global Securities Portfolio                       8.68       9.79       11.61         11.32      11.97
Global Equity with Cash Portfolio                13.79      13.32       14.64         12.84      12.11
Global Bond Portfolio                            13.29       7.46        8.19          7.91       9.62
U.S. Balanced Portfolio                           8.38      11.25       11.62         11.77      12.44
U.S. Equity Portfolio                            16.91      21.42       23.02         21.49      19.28
U.S. Large Capitalization Equity Portfolio       21.45      24.28       25.38         23.80      20.61
U.S. Large Capitalization Growth Portfolio       28.14      27.81       26.09         21.13      19.58
U.S. Small Capitalization Growth Portfolio       -9.01       5.79       11.17         10.04      15.38
U.S. Bond Portfolio                               7.85       9.01        7.46          7.54       9.73
High Yield Portfolio                             -5.67       3.40        7.04          6.58      10.25
Global (ex-U.S.) Equity Portfolio                16.46      11.80       12.60         11.62      10.68

(3) GSMI Mutual Fund Index, an unmanaged index compiled by the Advisor, currently constructed as follows: 40% Wilshire 5000 Index; 22% MSCI Non-U.S. Equity (Free) Index; 21% Salomon BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% IFC Investable Index; and 3% High Yield Bond Index. The composition of the Index has evolved over time and may change in the future. MSCI World Equity (Free) Index is an unmanaged market driven broad based index which includes U.S. and non-U.S. equity markets in terms of capitalization and performance. Salomon World Government Bond Index is an unmanaged market driven index which measures the broad global fixed income markets invested in debt issues of U.S. and non-U.S. governments, governmental entities and supranationals. U.S. Balanced Mutual Fund Index, an unmanaged index compiled by the Advisor, constructed as follows: 65% Wilshire 5000 Index and 35% Salomon Brothers Broad Investment Grade (BIG) Bond Index. Wilshire 5000 Index is an unmanaged broad weighted index which includes all U.S. common stocks. S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. Russell 2000 Index is an unmanaged index that includes 2,000 U.S. small capitalization stocks and is a common measure of the performance of the small capitalization segment of the U.S. stock market. Merrill Lynch High Yield Master Index consists of issues which must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year. Issues must be less than investment grade but not in default, and the index excludes floating rate debt, equipment trust certificates, and Title 11 securities. Salomon Smith Barney Broad Investment Grade (BIG) Bond Index is an unmanaged market driven broad based index which includes U.S bonds with over one year to maturity. MSCI World ex-U.S. (Free) Index is an unmanaged market driven broad based index which includes global non-U.S. equity markets in terms of capitalization and performance.

(4) Beginning 1/31/88 these indices represent securities which are freely traded on equity markets.

(5) Prior to January 1996, settlement date accounting was used in equity accounts, with trade date accrual used subsequent to that date.

(6)  Non-annualized return since performance inception date for the following
Funds: UBS U.S. Large Capitalization Equity Fund: 4/30/98, UBS Large Cap Growth
Fund: 10/14/97, UBS Small Cap Fund: 9/30/97 and UBS High Yield Bond Fund:
9/30/97.

(7)  For additional disclosure, see Appendix A on page 35 of this prospectus.

Pricing of Fund Shares

The UBS Investment Funds Class of shares are bought and sold at net asset value
(NAV), which is calculated as of the close of business on each day that the New York Stock Exchange (NYSE) is open (currently 4:00 p.m. Eastern time). A Fund's securities are valued based on the last sale price or, where market quotations are not readily available, are based on fair value as determined in good faith by the Trust's board of trustees.

Foreign securities are valued at their closing prices on the exchange on which they are traded. The resulting values are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

How the Funds Calculate NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

Purchase and redemption orders for shares received by the close of regular trading (currently 4:00 p.m., Eastern time) are priced according to the NAV determined on that day. Purchase and redemption orders received after the close of trading are priced according to the next determined price per share. The Funds reserve the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.

Purchasing Shares

The minimum initial investment for Fund shares is $25,000 (including IRAs). Subsequent investments for the Fund shares will be accepted in minimum amounts of $5,000 (including IRAs). The Funds reserve the right to vary the investment minimums and impose minimums for additional investments at any time. In addition, UBS Investment Funds may waive the minimum initial investment requirement for any investor at its discretion. Purchases may be made in one of the following ways:

If you have any questions or need further information, call 1-800-794-7753.


By Telephone

Call 1-800-794-7753 to arrange for a telephone transaction.

If you want to make future transactions (e.g., purchasing additional shares, redeeming or exchanging shares) by telephone, you will need to elect this option either on the initial application or subsequently in writing.

Complete and sign an application for the UBS Investment Funds Class of shares.

By Mail

Make your check payable to "UBS Investment Fund -- __________________."

If you are adding to your existing account, enclose the remittance portion of your account statement and include the amount of investment, account name and number.

Mail your application and/or check to:
UBS Investment Funds
c/o Transfer Agent
P.O. Box 2798
Boston, MA 02208-2798

By Wire

If you are opening a new account, call the Funds at 1-800-794-7753 to arrange for a wire transaction.

Then wire federal funds to:

The Chase Manhattan
 Bank
ABA#021000021
DDA#9102-783504
FBO: "UBS Investment Fund-- ________" and include your name and new account number.

Complete and sign an application for UBS Investment Funds Class of shares and mail immediately following the initial wire transaction to:

UBS Investment Funds
c/o Transfer Agent
P.O. Box 2798
Boston, MA 02208-2798

If you are adding to your existing account, you do not need to call the Funds to arrange for a wire transaction, but be sure to include your name and account number.

Through Financial
Institutions/
Professionals

In some cases, the Funds have entered into one or more Sales Agreements with brokers, dealers or financial institutions (banks and bank trust departments) (each an "Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a "Sub-designee"), may accept purchase and redemption orders that are in "good form" on behalf of the Funds. A Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee accepts the order. Such orders will be priced at the Fund's net asset value next computed after such order is accepted. These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase. These fees would not be otherwise charged if you purchase shares directly from the Funds. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders with payments to the Funds.

Telephone orders are accepted from broker-dealers or service organizations if they have been previously approved by the Funds.

Brinson Partners, or its affiliates, may, from its own resources, compensate broker-dealers or other financial intermediaries ("Service Providers") for services performed with respect to UBS Investment Funds class of shares. These services may include marketing, shareholder servicing, recordkeeping and/or other services. Payments made for any of these purposes may be made from Brinson Partners' revenues, its profits or any other sources available. When these service arrangements are in effect, they are generally made available to all qualified Service Providers.

The Funds will not accept a check endorsed over by a third party. The Funds reserve the right to reject any purchase order and to suspend the offering of shares of the Brinson Funds. This includes purchase orders that in the reasonable belief of the Funds, have been made by market timers or short-term traders.

Exchanging Shares

You can exchange your UBS Investment Funds Class of shares for UBS Investment Funds Class of shares of other Funds. Exchanges will not be permitted between the UBS Investment Funds Class of shares and either the Brinson Fund--Class N shares or the Brinson Fund--Class I shares.

Under certain circumstances, the Funds may:
* Limit the number of exchanges between Funds
* Reject a telephone exchange order
* Modify or discontinue the exchange privilege upon 60 days' written notice

Exchanged Funds are subject to the minimum initial investment requirement. The procedures that apply to redeeming shares also apply to exchanging shares.

An exchange is the sale of shares of one Fund and purchase of shares of another and could result in taxable gain or loss in a non-tax sheltered account.

Account Options

The following account options are available. There are no charges for the programs noted below and you may change or terminate these plans at any time by written notice to the Funds. For information about participating in these account options, call the transfer agent at 1-800-448-2430.

Automatic Investment Plan

Through this option, money can be electronically deducted from your checking, savings or bank money market accounts and invested in the Funds each month or quarter.

Complete the Automatic Investment Plan Application, which is available upon request by calling 1-800-794-7753, and mail it to the address indicated.

The initial $25,000 minimum investment still applies, however, subsequent investments can be as little as $5,000.

The Funds may alter or terminate the Automatic Investment Plan at any time.

Systematic Withdrawal Plan

If you have a minimum of $25,000 in your account, you may direct the transfer agent to make payments to you (or anyone you designate) regularly, monthly, quarterly or semi-annually.

Withdrawals are drawn from share redemptions and must be a minimum of $1,000 per payment. Under the Systematic Withdrawal Plan (SWP), you must elect to have dividends and distributions automatically reinvested in additional Fund shares.

The Funds may terminate any SWP if the value of the account falls below $1,000 due to share redemptions or an exchange of shares for shares of another UBS Investment Fund.

Individual Retirement Account

You may open an IRA, a tax-deferred retirement account, with the Funds if you are under age 70 1/2. The minimum purchase requirement for an IRA is $25,000.

Redeeming Shares

Your shares will be redeemed at the NAV next calculated after your order is received by the Funds' transfer agent in good order. Your order will be processed promptly and you will generally receive the proceeds within five business days.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed once the check clears, which may take up to 15 days.

The Funds reserve the right to pay redemptions "in kind" (i.e., payment in securities rather than in cash) if the amount you are redeeming is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

Minimum Balances

Due to the relatively high cost of maintaining smaller accounts, the Funds, reserve the right to involuntarily redeem shares in any Fund account for their then current net asset value if any time your total investment does not have a value of at least $1,000 as a result of redemptions and not due to changes in the asset value of the Fund.

You will be notified if your account drops below the required minimum and will be allowed at least 60 days to bring the value of the account up to the minimum before the redemption is processed. The Fund will promptly pay you the NAV for such a redemption.

You may redeem some or all of your shares any day the NYSE is open for business by doing one of the following (if you have any questions, call the transfer agent at 1-800-448-2430).




By Telephone

If you have chosen the telephone redemption privilege on the initial application or subsequently arranged in writing, you may call 1-800-448-2430 to redeem shares.

By Mail

Shareholders may sell shares by making a written request to the Funds at:
P.O. Box 2798
Boston, MA 02208-2798


Include signatures of all persons required to sign for transactions, exactly as their name appears on the account application.

To protect your account from fraud, the Funds may require a signature guarantee for certain redemptions (see "Signature Guarantees" below).

By Bank Wire

If you have chosen the wire redemption privilege on the initial application or subsequently arranged in writing, you may request the Funds to wire your proceeds to a predesignated bank account.

Call 1-800-448-2430.

Wire redemption requests must be received by the transfer agent by 4:00 p.m. Eastern time for money to be wired the next business day.

Through Financial
Institutionals/
Professionals

Contact your financial institution or professional for more information. Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

Redemption requests should be accompanied by the Fund's name, your Fund account number and the dollar amount or number of shares to be redeemed. The Fund will mail a check to your account address or, if you have elected the wire redemption privilege, the Fund will wire the proceeds to your bank.

Signature Guarantees

To protect your account from fraud, the Fund and its agent may require a signature guarantee for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information.

Telephone Transactions
You may give up some level of security by choosing to buy or sell shares by telephone, rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If they do not employ these procedures, the Funds or the transfer agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Transfer of Securities

Under certain circumstances, investors may be permitted to purchase Fund shares by transferring securities to a separate Fund that meets the original Fund's investment objective and policies. (Please see the Statement of Additional Information for more information.)

Dividends and Distributions

Each Fund passes most of its net investment income along to investors in the form of distributions. All shareholders of a Fund are entitled to a proportionate share of the Fund's net income and realized capital gains on its investments.

Net investment income for all of the Funds consists of all dividends and interest received, less expenses (including fees payable to the Advisor and its affiliates).

Dividends from net investment income are declared, and paid, by each Fund semi-annually--in June and December. In December, the Funds will distribute substantially all of their net long-term capital gains and any undistributed net short-term capital gains realized during the one year period commencing November 1 (or date of the creation of the Fund, if later) and ending October 31. At the same time, the Funds will distribute all of their net investment income earned through the end of December and not previously distributed as ordinary (not capital) income.

Dividends and other distributions paid on each class of shares of a Fund are calculated at the same time and in the same manner. Dividends on each class might be affected differently by the allocation of other class-specific expenses.

Unless you notify the transfer agent in writing that you elect to receive your income dividends and capital gain distributions in cash, all will be reinvested automatically in additional Fund shares of the same class of a Fund. Distribution options may be changed at any time by requesting a change in writing. Dividends are reinvested on the reinvestment date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.

Tax Considerations

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax advisor about federal, state and local tax considerations.

In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you invest your distributions in additional shares of a Fund or receive them in cash. Any capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. The rate of tax will generally depend on how long the Fund held the securities on which it realized the gains.

When you sell or exchange your shares of a Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Foreign investors may be subject to U.S. withholding and estate tax.

If any of the following situations apply to you, the Funds will be required by the IRS to withhold 31% of your taxable distributions:
* you do not provide your correct taxpayer identification number, or
* you do not certify that such number is correct, or
* if the IRS instructs the Fund to do so

Buying a Dividend

If you buy shares in a Stock Fund just before the Fund makes any distribution, or if you buy shares in any Bond Fund or Tax-Exempt Fund just prior to a capital gain distribution, you will receive some of the purchase price back in the form of a taxable distribution.

Shareholders will be advised annually of the source and the tax status of all Fund distributions for federal income tax purposes.

Distribution Arrangements

Distribution Arrangements

The Funds have adopted a distribution plan under rule 12b-1 of the investment Company Act of 1940 to compensate Brinson Partners, Funds Distributor Inc. (FDI) and others for distributing and promoting sales of the UBS Investment Funds Class of shares. Annual fees paid under the plan may not exceed 0.90% of the average daily net assets (0.25% of which are service fees to be paid by the Funds to FDI, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each UBS Investment Fund's Class of shares. The plan provides, however, that the aggregate distribution fees for each respective Fund shall not exceed the following maximum amounts for the 1999 fiscal year.

Global Fund                              0.65%
Global Equity Fund                       0.76
Global Bond Fund                         0.49
U.S. Balanced Fund                       0.50
U.S. Equity Fund                         0.52
U.S. Large Capitalization Equity Fund    0.52
U.S. Large Capitalization Growth Fund    0.77
U.S. Small Capitalization Growth Fund    0.77
U.S. Bond Fund                           0.47
High Yield Fund                          0.85
Global (ex-U.S.) Equity Fund             0.84

Because these distribution and service fees are paid out of the assets of each share class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Multiple Classes

The Funds are a series of The Brinson Funds, a Delaware business trust, and currently offer three classes of shares: the Brinson Funds-Class I, Brinson Funds-Class N and UBS Investment Funds Class of shares.

Financial Highlights

The financial highlights table is intended to help you understand a Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Bond Fund and Global (ex-U.S.) Equity Fund

The selected financial information in the following table has been audited by the Funds' independent auditors, whose unqualified reports thereon (the "Reports") appear in the Funds' Annual Report to Shareholders dated June 30, 1998 (the "Annual Report"). In addition, the table includes unaudited financial information for the period ended December 31, 1998, which is included in the Funds' Semi-Annual Report to Shareholders ( the "Semi-Annual Report") dated December 31, 1998. Additional performance and financial data and related notes are contained in the Annual Report and the Semi-Annual Report, which are available without charge upon request. The Funds' Financial Statements for the fiscal year ended June 30, 1998 and the Reports, as well as the Semi-Annual Report, are incorporated by reference into the Statement of Additional Information.

U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund

The U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and the High Yield Fund (collectively, the "New Funds") are successors to the UBS Large Cap Growth Fund, the UBS Small Cap Fund and the UBS High Yield Bond Fund, respectively (collectively, the "Predecessor Funds"). Each Predecessor Fund, prior to its merger into a New Fund, operated as a separate portfolio of UBS Private Investor Funds, Inc., another investment company that was advised by another entity. The Predecessor Funds had fiscal years ending on December 31. On December 18, 1998, following the approval of the shareholders of each Predecessor Fund of an agreement and plan of reorganization, the UBS Large Cap Growth Fund, the UBS Small Cap Fund and the UBS High Yield Bond Fund were reorganized and merged into the U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and the High Yield Fund, respectively. (These transactions are collectively referred to as the "Reorganizations.") The New Funds had no operations prior to the Reorganizations.

The selected financial information in the following table, for the year ended December 31, 1998, has been audited by the Funds' independent auditors, whose unqualified reports on the financial statements containing such information (the "New Funds' Reports") appear in the New Funds' Annual Report to Shareholders dated December 31, 1998 (the "New Funds' Annual Report"). The selected financial information in the following table for the year ended December 31, 1997 has been audited by the Predecessor Funds' independent auditors, whose unqualified reports on the financial statements containing such information (the "Predecessor Funds' Reports") appear in the Predecessor Funds' Annual Report to Shareholders dated December 31, 1997 (the "Predecessor Funds' Annual Report"). Additional performance and financial data and related notes are contained in the New Funds' Annual Report and the Predecessor Funds' Annual Reports (collectively, the "New Funds' and Predecessor Funds' Reports"), which are available without charge upon request. The New Funds' financial statements for the fiscal year ended December 31, 1998 and the Predecessor Funds' financial statements for the fiscal year ended December 31, 1997, and the New Funds' and Predecessor Funds' Reports, are incorporated by reference into the Statement of Additional Information.

                      this page intentionally left blank

Financial Highlights--Fiscal Years Ended June 30 and December 31

The following table presents financial data relating to a share of beneficial interest outstanding throughout the periods presented. This information has been derived from the Funds' and the Predecessor Funds' financial statements.

                                                                      Income (Loss) from Investment
                                                                                Operations                    Less Distributions
                                                                      -----------------------------      ---------------------------
                                                                                                         Distributions Distributions
                                                                                                   Total      from and   from and
                                                               Net asset    Net        Net        income     in excess  in excess
                                                                 value-   Invest-  realized and  (loss) from   of net     of net
                                                               beginning    ment    unrealized   investment  investment  realized
                                                               of period   income   gain (loss)  operations    income      gain
UBS INVESTMENT FUND-GLOBAL (Commencement of Operations July 31, 1995/3/
1996                                                            $11.60       0.39       1.10        1.49       (0.59)      (0.32)
1997                                                            $12.18       0.34       1.75        2.09       (0.57)      (0.65)
1998                                                            $13.05       0.30       0.61        0.91       (0.55)      (0.70)
1998 (December 31, 1998 unaudited)                              $12.71       0.13       0.05        0.18       (0.31)      (0.83)

UBS INVESTMENT FUND-GLOBAL EQUITY (Commencement of Operations July 31, 1995)/3/
1996                                                            $10.35      (0.01)      1.93        1.92       (0.01)      (0.69)
1997                                                            $11.57       0.08       2.13        2.21       (0.06)      (0.99)
1998                                                            $12.73       0.07       0.83        0.90       (0.07)      (1.05)
1998 (December 31, 1998 unaudited)                              $12.51       0.00       0.29        0.29       (0.05)      (0.18)

UBS INVESTMENT FUND-GLOBAL BOND (Commencement of Operations July 31, 1995)/3/
1996                                                            $10.56       0.78       0.15        0.93       (1.37)      (0.10)
1997                                                            $10.02       0.62       0.10        0.72       (0.94)      (0.19)
1998                                                            $ 9.61       0.38/2/   (0.18)       0.20       (0.25)      (0.17)
1998 (December 31, 1998 unaudited)                              $ 9.39       0.18/2/    0.75        0.93       (0.35)      (0.08)

UBS INVESTMENT FUND-U.S. BALANCED (Commencement of Operations July 31, 1995)/3/
1996                                                            $11.38       0.42       0.86        1.28       (0.42)      (0.57)
1997                                                            $11.67       0.38       1.31        1.69       (0.36)      (0.54)
1998                                                            $12.46       0.42/2/    0.95        1.37       (0.70)      (0.94)
1998 (December 31, 1998 unaudited)                              $12.19       0.16/2/    0.23        0.39       (0.59)      (2.65)

UBS INVESTMENT FUND-U.S. EQUITY (Commencement of Operations July 31, 1995)/3/
1996                                                            $11.94       0.10       2.92        3.02       (0.13)      (0.25)
1997                                                            $14.58       0.11       4.22        4.33       (0.09)      (1.23)
1998                                                            $17.59       0.09       3.38        3.47       (0.10)      (1.13)
1998 (December 31, 1998 unaudited)                              $19.83       0.04/2/    0.71        0.75       (0.05)      (1.07)

UBS INVESTMENT FUND-U.S. LARGE CAPITALIZATION EQUITY (Commencement of Operations April 6, 1998)/3/
1998                                                            $10.00       0.02      (0.22)      (0.20)      (0.01)         --
1998 (December 31, 1998 unaudited)                              $ 9.79       0.02       0.53        0.55       (0.06)         --

UBS INVESTMENT FUND-U.S. BOND (Commencement of Operations August 31, 1995)/3/
1996                                                            $10.00       0.46      (0.13)       0.33       (0.38)      (0.03)
1997                                                            $ 9.92       0.46/2/    0.32        0.78       (0.48)         --
1998                                                            $10.22       0.50       0.49        0.99       (0.53)      (0.14)
1998 (December 31, 1998 unaudited)                              $10.54       0.26/2/    0.18        0.44       (0.25)      (0.15)

(1) Annualized.
(2) The net investment income per share data was determined by using average shares outstanding throughout the period.
(3) Formerly known as the SwissKey class of shares, redesigned as the UBS Investment Funds class of shares on September 15, 1998.
(4) The Brinson Global (ex-U.S.) Equity Fund changed its name from the Brinson Non-U.S. Equity Fund on December 10, 1998.
During the fiscal year ended June 30, 1998, the Global (ex-U.S.) Equity Fund (the "ex-U.S. Fund") had total borrowings of

                                                                            RATIOS/SUPPLEMENTAL DATA
                                                             -------------------------------------------------------
                                                                                                 Ratio of Net
                                                                 Ratio of Expenses            Investment income
                                                                  to Average Net                to Average Net
                                                                      Assets                        Assets
------------                                                 -------------------------    --------------------------

                       Net                        Net
                      asset        Total        assets,       Before         After         Before          After
            Total     value-       Return        end of       expense        expense       expense         expense        Portfolio
          Distribu-   end of        (non-        period      reimburse-     reimburse-    reimburse-      reimburse-      turnover
            tions     period     annualized)    (in 000s)       ment           ment          ment            ment           rate
           (0.91)      $12.18      13.24 %       $14,030      1.69%/1/         N/A         3.04 %/1/          N/A           142%
           (1.22)      $13.05      18.13 %       $26,303      1.64%            N/A         2.38 %             N/A           150%
           (1.25)      $12.71       7.60 %       $30,436      1.59%            N/A         2.05 %             N/A            88%
           (1.14)      $11.75       1.59 %       $27,244      1.60%/1/         N/A         1.55 %/1/          N/A            41%

           (0.70)      $11.57      19.25 %       $33,012      2.53%/1/        1.76%/1/    (0.19)%/1/         0.58%/1/        74%
           (1.05)      $12.73      20.34 %       $61,680      2.00%           1.75%        0.60 %            0.85 %          32%
           (1.12)      $12.51       8.15 %       $59,147      1.78%           1.76%        0.53 %            0.55 %          46%
           (0.23)      $12.57       2.43 %       $49,050      1.81%/1/        1.76%/1/    (0.10)%/1/        (0.05)%/1/       49%

           (1.47)      $10.02       9.17 %       $ 3,653      2.14%/1/        1.39%/1/     4.49 %            5.24 %         184%
           (1.13)      $ 9.61       7.20 %       $ 4,110      1.81%           1.39%        4.41 %            4.83 %         235%
           (0.42)      $ 9.39       2.28 %       $ 4,377      1.45%           1.39%        3.98 %            4.04 %         151%
           (0.43)      $ 9.89       9.91 %       $ 4,357      1.39%/1/         N/A         3.74%/1/           N/A            49%

           (0.99)      $11.67      11.54 %       $   779      1.51%/1/        1.30%/1/     3.26%/1/          3.47%/1/       240%
           (0.90)      $12.46      14.99 %       $ 1,649      1.38%           1.30%        3.28 %            3.36 %         329%
           (1.64)      $12.19      11.79 %       $ 1,880      1.31%           1.30%        3.38 %            3.39 %         194%
           (3.24)      $ 9.34       3.46 %       $ 2,144      1.44%/1/        1.30%/1/     2.58%/1/          2.72%/1/        65%

           (0.38)      $14.58      25.70 %       $ 5,387      1.66%/1/        1.32%/1/     0.61%/1/          0.95%/1/        36%
           (1.32)      $17.59      31.28 %       $35,039      1.41%           1.32%        0.54 %            0.63%           43%
           (1.23)      $19.83      20.80 %       $55,063      1.32%            N/A         0.60 %             N/A            42%
           (1.12)      $19.46       4.04 %       $70,093      1.32%/1/         N/A         0.34 %/1/          N/A            17%


           (0.01)      $ 9.79      (2.06)%       $     1      2.11%/1/        1.32%/1/     0.00%/1/          0.79 %/1/       12%
           (0.06)      $10.28       5.63 %       $     1      1.92%/1/        1.32%/1/    (0.02)%/1/         0.58 %/1/       19%

           (0.41)      $ 9.92       3.24 %       $   636      4.10%/1/        1.07%/1/     2.53%/1/          5.56 %/1/      363%
           (0.48)      $10.22       7.91 %       $ 1,399      2.12%           1.07%        4.67 %            5.72 %         410%
           (0.67)      $10.54       9.97 %       $ 2,444      1.31%           1.07%        5.14 %            5.38 %         198%
           (0.40)      $10.58       4.21 %       $ 5,072      1.11%/1/        1.07%/1/     4.83%/1/          4.87 %/1/      140%

$32,600,000 outstanding for 1 day (June 29, 1998) under the Trust's agreement with The Chase Manhattan Bank to provide a 364-day $100 million committed line of credit. The ex-U.S. Fund had 36,449,018.679 shares outstanding on June 29, 1998, and the amount of debt per share was $12.05. At June 30, 1998, the ex-U.S. Fund had no debt outstanding.
N/A = Not Applicable

                                                                   Income (Loss) from Investment
                                                                            Operations                        Less Distributions
                                                                 ---------------------------------       ---------------------------
                                                                                                         Distributions Distributions
                                                                                                Total       from and     from and
                                                         Net asset      Net         Net         income      in excess    in excess
                                                           value-     Invest-   realized and  (loss) from     of net      of net
                                                         beginning      ment     unrealized    investment   investment    realized
Year                                                     of period     income    gain (loss)   operations     income       gain
UBS INVESTMENT FUND-GLOBAL (ex-U.S.) EQUITY (Commencement of Operations
July 31, 1995)/3,4/
1996                                                       $10.26       0.12          1.45        1.57        (0.15)      (0.56)
1997                                                       $11.12       0.11          1.93        2.04        (0.11)      (0.56)
1998                                                       $12.49       0.08          0.30        0.38        (0.08)      (0.74)
1998 (December 31, 1998 unaudited)                         $12.05      (0.01)         0.09        0.08        (0.01)      (0.12)

UBS INVESTMENT FUND - U.S. LARGE CAPITALIZATION GROWTH/5//7/ (Commencement of
Operations October 14, 1997)/8/
1997/6/                                                    $10.00       0.02         (0.08)      (0.06)       (0.02)          -
1998                                                       $ 9.92       0.06          2.38        2.44        (0.06)      (0.46)

UBS INVESTMENT FUND - U.S. SMALL CAPITALIZATION GROWTH/5//7/ (Commencement of
Operations September 30,1997)/1/
1997/6/                                                    $10.00         --         (0.56)      (0.56)          --          --
1998                                                       $ 9.44      (0.02)        (0.57)      (0.59)          --       (0.05)

UBS INVESTMENT FUND - HIGH YIELD/5//7/(Commencement of Operations September 30,
1997)/8/
1997/6/                                                    $10.00       0.18          0.05        0.23        (0.18)         --
1998                                                       $10.05       7.30          0.02        7.32        (7.33)      (0.06)

(1) Annualized.

(2) The net investment income per share data was determined by using average shares outstanding throughout the period.

(3) Formerly known as the SwissKey class of shares, redesigned as the UBS Investment Funds class of shares on September 15, 1998.

(4) The Brinson Global (ex-U.S.) Equity Fund changed its name from the Brinson Non-U.S. Equity Fund on December 10, 1998. During the fiscal year ended June 30, 1998, the Global (ex-U.S.) Equity Fund (the "ex-U.S. Fund") had total borrowings of $32,600,000 outstanding for 1 day (June 29, 1998) under the Trust's agreement with The Chase Manhattan Bank to provide a 364-day $100 million committed line of credit. The ex-U.S. Fund had 36,449,018.679 shares outstanding on June 29, 1998, and the amount of debt per share was $12.05. At June 30, 1998, the ex-U.S. Fund had no debt outstanding.

(5) The information provided in this table does not reflect Rule 12b-1 plan expenses, as the Predecessor Funds were not subject to such expenses.

(6) For the period from commencement of operations to December 31, 1997.

(7) Prior to the Reorganizations, each of these Series operated as a separate portfolio of UBS Private Investor Funds, Inc. and invested all of their respective investable assets in an affiliated fund with an identical investment objective. The U.S. Large


                                                                              RATIOS/SUPPLEMENTAL DATA
                                                                  --------------------------------------------------
                                                                                                  Ratio of Net
                                                                   Ratio of Expenses            Investment Income
                                                                     to Average Net               to Average Net
                                                                         Assets                       Assets
-----------------                                                 ---------------------      -----------------------
                           Net                       Net
                          asset       Total         assets,      Before         After          Before        After
            Total         value-      Return        end of       expense       expense        expense       expense       Portfolio
          Distribu-      end of        (non-        period      reimburse-    reimburse-     reimburse-    reimburse-      turnover
            tions         period    annualized)    (in 000s)       ment         ment            ment          ment           rate
           (0.71)         $ 11.12     15.78 %       $ 1,262       2.04%/1/      1.84%/1/       0.83 %/1/     1.03 %/1/       20%
           (0.67)         $ 12.49     19.32 %       $ 7,797       1.81%          N/A           1.02 %         N/A            25%
           (0.82)         $ 12.05      3.90 %       $ 5,310       1.84%          N/A           0.68 %         N/A            49%
           (0.13)         $ 12.00      0.76 %       $ 4,975       1.83%/1/       N/A          (0.21)%/1/      N/A            37%

           (0.02)         $  9.92     (0.55)%       $ 4,137       8.54%/1,7/    1.00%/1,7/    (6.19)%/1,7/   1.35 %/1,7/     N/A
           (0.52)         $ 11.84     24.90 %       $ 4,147       2.76%         0.99%         (1.40)%        0.37 %          N/A

              --          $  9.44     (5.62)%       $11,954       3.63%/1,7/    1.20%/1,7/    (2.53)%/1,7/  (0.10)%/1,7/     N/A
           (0.05)         $  8.80     (6.70)%       $22,607       1.69%         1.20%         (0.76)%       (0.27)%          N/A

           (0.18)         $ 10.05      2.34 %       $ 7,861       4.98%/1,7/    0.90%/1,7/     3.15 %/1,7/   7.23 %/1,7/     N/A
           (7.39)         $  9.98      7.75 %       $34,900       1.59%         0.89%          7.38 %        8.08 %          N/A

Capitalization Growth Fund invested solely in the UBS Investor Portfolios Trust--UBS Large Cap Growth Portfolio; the U.S. Small Capitalization Growth Fund invested solely in the UBS Investor Portfolios Trust--UBS Small Cap Portfolio; and the High Yield Fund invested solely in the UBS Investor Portfolios Trust--UBS High Yield Bond Portfolio. The funds in which each of these Series invested are referred to herein as the "Master Funds." The ratios set forth in this Financial Highlights table for each of these Series include the Series' share of its respective Master Fund's expenses. The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement to which these Series were subject prior to the Reorganizations were not ratified until December 29, 1997. Prior to that date, investment advisory services were being provided without compensation.

(8) Reflects 10 for 1 share split effective December 9, 1998.

N/A=Not Applicable

Appendix A


                                                                                 As of December 31, 1998
Brinson Partners, Inc.                           Number of Accounts         Assets         Percentage of     Highest Annual
Composite Name                                     per Composite          ($ million)      Firm Assets        Fee on Assets
---------------------------------------------------------------------------------------------------------------------------
Global Equity Portfolio                                  1                       7                0               0.85%
Global Bond Portfolio                                    1                     110              0.1               0.60%
U.S. Balanced Portfolio                                  1                     154              0.1               0.75%
U.S. Equity Portfolio                                    1                    3529              3.4               0.75%
U.S. Bond Portfolio                                      1                    2301              2.2               0.40%
Global (ex-U.S.) Equity Portfolio                        1                    3299              3.2               0.85%
Global Mutual Fund                                       1                     511              0.5
Global Equity Mutual Fund                                1                      74              0.1
Global Bond Mutual Fund                                  1                     124              0.1
U.S. Balanced Mutual Fund                                1                      45              0.0
U.S. Equity Mutual Fund                                  1                     766              0.7
U.S. Large Capitalization Equity Mutual Fund             1                      22              0.0
U.S. Large Capitalization Growth Mutual Fund             1                       4              0.0
U.S. Small Capitalization Growth Mutual Fund             1                      23              0.0
U.S. Bond Mutual Fund                                    1                      96              0.1
High Yield Mutual Fund                                   1                      35              0.0
Global (ex-U.S.) Equity Mutual Fund                      1                     493              0.5

(1) The composites presented in this report are single entity composites or the assets of a single client. As such, internal dispersion for all periods is zero and is not presented in this report. AIMR-PPS (TM) states that pooled funds, including unit trusts (or collective funds) may be treated as separate composites. As such, this report presents the composite performance results of collective funds only and does not include separately managed accounts. Composites for separately managed accounts are available upon request.

USB Brinson New York                            Number of Accounts          Assets         Percentage of     Highest Annual
Composite Name                                     per Composite          ($ million)      Firm Assets        Fee on Assets
---------------------------------------------------------------------------------------------------------------------------
U.S. Large Capitalization Growth Portfolio              18                     616              0.6               0.75%
U.S. Small Capitalization Growth Portfolio               4                     205              0.2               1.00%
High Yield Portfolio                                     3                     134              0.1               0.65%

(2) Internal dispersion is calculated as the equally-weighted annual standard deviation within a composite consisting of at least five accounts with full year returns.

U.S. Large Capitalization Growth Equity: 1988, 5.91%; 1989, 4.87%; 1990, 0.54%;
1991, 11.55%; 1992, 3.68%; 1993, 5.21%; 1994, 5.49%; 1995, 3.07%; 1996, 1.02%;
1997, 2.86%.
U.S. Small Capitalization Growth Equity: Dispersion for only 1995, 2.06%.
High Yield: 1993, 0.64%; 1994, 1.42%; 1995, 1.10%; 1996, 0.85%; 1997, 0.18%.


Historical Annual Returns (as of December 31, 1998)
Name                               1998          1997          1996      1995      1994      1993     1992    1991    1990    1989
-----------------------------------------------------------------------------------------------------------------------------------
Global Equity Portfolio           14.64%        13.70%        18.19%    22.36%     0.75%    17.82%    5.27%  22.95%  -6.28%  24.63%
Global Bond Portfolio             13.89%         2.54%        10.27%    21.15%    -3.56%    11.19%    9.09%  20.12%  10.77%   8.98%
U.S. Balanced Portfolio            9.13%        14.94%        13.13%    27.28%    -0.16%    11.89%   10.04%  23.48%   4.41%  20.54%
U.S. Equity Portfolio             17.66%        26.86%        27.04%    42.41%     1.05%    17.47%   16.16%  36.59%  -8.46%  33.37%
U.S. Bond Portfolio                7.85%        10.19%         4.44%    18.62%    -2.29%    10.60%    8.13%  18.30%   9.35%  13.73%
Global (ex-U.S.) Equity
 Portfolio                        16.46%         7.33%        14.21%    17.63%     3.20%    23.88%   -2.54%  17.68%  -8.19%  22.04%
Global Mutual Fund                 8.32%        11.00%        14.10%    24.14%    -1.89%    11.15%    3.29%*    --      --      --
Global Equity Mutual Fund         14.03%        10.72%        17.26%    21.93%    -4.35%*      --       --      --      --      --
Global Bond Mutual Fund           11.98%         1.63%         9.30%    20.32%    -3.49%     3.86%*     --      --      --      --
U.S. Balanced Mutual Fund          9.92%        13.22%        11.32%    25.48%       --        --       --      --      --      --
U.S. Equity Mutual Fund           18.57%        24.76%        25.65%    40.58%    -1.63%*      --       --      --      --      --
U.S. Large Capitalization
 Equity Mutual Fund                5.87%*          --            --        --        --        --       --      --      --      --
U.S. Large Capitalization
 Growth Mutual Fund               24.90%        -0.55%*          --        --        --        --       --      --      --      --
U.S. Small Capitalization
 Growth Mutual Fund               -6.70%        -5.62%*          --        --        --        --       --      --      --      --
U.S. Bond Mutual Fund              8.37%         9.64%         3.53%     5.49%*      --        --       --      --      --      --
High Yield Mutual Fund             7.75%         2.34%*          --        --        --        --       --      --      --      --
Global (ex-U.S.) Equity
  Mutual Fund                     14.39%         5.74%        12.75%    15.55%     0.94%    -3.45%*     --      --      --      --

*Represents partial-year performance.  Returns are not annualized.

For More Information

More information on the UBS Investment Funds is available free upon request:

Shareholder Reports

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement Of Additional Information (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered part of) this prospectus.



TO OBTAIN INFORMATION:

By Telephone
Call 1-800-794-7753

By Mail
UBS Investment Funds
P.O. Box 2798
Boston, MA 02208-2798

By Email
fulfill@fdinet.com

On The Internet
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

 SEC: http://www.sec.gov

 Brinson Partners: http://www.ubsbrinson.com

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's public reference room in Washington, DC (phone 1-800-SEC-0330). Or, you can obtain copies of this information by sending a request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009.

The Funds are series of The Brinson Funds;
Registration Number: 811-6637

                                                                  [Brinson Logo]




                                                   Class I Shares
                                                     Prospectus


                                                     May 3, 1999

                                                   Emerging Markets Equity Fund
                                                   Emerging Markets Debt Fund



                                    As with any mutual fund, the Securities and
                                    Exchange Commission (SEC) has not approved
   [Brinson Logo]                   or disapproved of these securities or
                                    determined whether this prospectus is
--------------------------------    adequate or complete. Any representation
                                    to the contrary is a criminal offense.

209 South LaSalle Street
Chicago, Illinois 60604-1295
Tel: 1-800-448-2430

Table of Contents


The Brinson Investment Process                                   2
Overview of the Funds

  Emerging Markets Equity Fund                                   3

  Emerging Markets Debt Fund                                     4

Risk Considerations                                              5

Fees and Expenses                                                7

Investment Advisor                                               8

Prior Performance of Advisor                                     9

Pricing of Fund Shares                                          10

Purchasing Shares                                               11

Redeeming Shares                                                13

Dividends and Distributions                                     14

Tax Considerations                                              15

Appendix A                                                      16

For More Information                                            17

Overview of the Funds

The investment objective of each Fund is "fundamental" and may be changed only with shareholder approval. Unless otherwise stated, each Fund's investment policies are not fundamental and may be changed by the Funds' Trustees without a shareholder vote. There can be no assurance that the Funds will be able to attain their objectives.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information (SAI).

Each Fund's principal risks and strategies are provided within the Fund descriptions that follow. Principal and secondary risks are discussed in detail under "Risk Considerations" on page 15.

The Brinson Funds strongly discourages market timers and short-term traders from investing in the Funds. Shares of The Brinson Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

A Look At The Brinson Investment Process

At Brinson Partners, we employ a global asset allocation strategy, actively diversifying investments within and across all major asset classes. Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our philosophy is that the determination of fundamental investment value within the context of a globally integrated economy is the focus of all investment decisions. World economies and financial markets are interactive. Thus, investment management, both within and across global stock and bond markets, must be based upon comprehensive knowledge and analyses of integrated investment fundamentals.

Our investment style has a single focus -- investment fundamentals determine and describe future cash flows that, for us, define investment value. It is our belief that periodically there are important exploitable discrepancies between market price and investment value. The price/value discrepancies then become the building blocks for portfolio construction. Portfolio structure is focused on both risk and return considerations in the context of full long-term investment cycles.

Another aspect of Brinson Partners' approach is the management of a portfolio of securities against a selected benchmark. If we are indifferent among markets, we tend toward the normal weight, as determined by the proportion of each market in the benchmark. Decisions to deviate from the normal mix of assets are a blend of rigorous quantitative analysis, an understanding of the fundamental relationships among global markets and the expertise of our investment professionals. All security selection decisions for a Fund are made in relation to the benchmark, each of which is more fully described in each Fund's description that follows. The benchmark for each Fund is an index consisting of securities that are representative of that Fund's investments. From time to time, we may substitute securities from an equivalent index that we believe more accurately reflects changes in our expectations for various markets.

Equity Selections

Our equity portfolio construction process focuses on the four layers of equity management that best explain portfolio performance: market sensitivity, common factor exposures, industry weightings and individual stock selection. Securities are chosen from an extensive list of companies in all major markets and industries. Stock selection is based on fundamental analysis, often incorporating quantitative models. The security selection decision seeks out medium-to-larger capitalization issues in each country that are attractively priced relative to underlying fundamental value. Research focuses on the ability of individual companies to generate profits. We also analyze industry competitive strategy, structure and global integration. We visit management to understand company goals and their competitive strategies.

Fixed Income Selections

We use an internally developed valuation model for our Fixed Income portfolios, which quantifies our return expectations for all of the bond markets. Inputs to this model include forecasts of inflation, risk premiums and interest rates. Our credit review process incorporates both a top-down strategy, which focuses on how macroeconomic forces shape various industry outlooks, and a bottom-up strategy which relies on a combination of qualitative and quantitative factors. Our qualitative assessment focuses on management strength, market position, competitive environment, and financial flexibility. Our quantitative assessment focuses on historical operating results, calculation of various credit ratios and an expected future outlook. With the exception of the High Yield Fund, the Fixed Income Funds generally invest in all categories of investment grade fixed income securities, but emphasize the higher quality securities in this spectrum (those with a credit rating of AA and above.) Our fixed income strategies combine judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, quality and coupon segments and specific fixed income securities.

Emerging Markets Equity Fund

Objective

The Fund seeks to maximize total U.S. dollar return, consisting of capital appreciation and current income, while controlling risk.

Principal Strategies

The Fund intends to invest primarily in a portfolio of equity securities of issuers located in at least three emerging markets countries, which may be located in Asia, Europe, Latin America, Africa or the Middle East. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. The Fund is a non-diversified portfolio.

All selection decisions are undertaken relative to the Brinson Emerging Markets Normal Index, the benchmark against which the Fund measures its portfolio.

Normally, the Fund invests at least 65% of its assets in the equity securities of issuers in emerging markets or securities on which the return is derived from the equity securities of issuers in emerging markets, such as equity swap contracts and equity index swap contracts.

Up to 35% of the Fund's assets may be invested in higher-yielding, lower-rated bonds. The Fund may invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside of the United States.

The Fund's Principal Risks Include:

*  Foreign Country and Currency Risks
*  Geographic Concentration Risk
*  Market Risk
*  High Yield Risk
*  Diversification Risk

(Additional information is included in the "Risk Considerations" section.)

Emerging Markets

The World Bank and other international agencies consider a country to be an "emerging markets" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Non-Diversified Portfolio

Invests most of its assets in a smaller number of issuers, resulting in more potential volatility than diversified portfolios. Gains or losses on a single security or issuer within the portfolio will, therefore, have a greater impact on a fund's net asset value.

Lower-Rated Bonds

Bonds rated in the lower rating categories of Moody's and S&P, including securities rated:
* Ba or lower by Moody's or
* BB or lower by S&P ("high yield securities").

Brinson Emerging Markets Normal Index

Constructed by Brinson Partners, this index is designed to minimize country specific risk while providing regional exposure similar to the Morgan Stanley Capital International Emerging Markets (Free) Index (MSCI-EMF), a market capitalization weighted benchmark.

Fund Performance

No performance quoted as the Fund commenced operations on (date).

Emerging Markets Debt Fund

Objectives

The Fund seeks to maximize total U.S. dollar return, consisting of capital appreciation and current income, while controlling risk.

Principal Strategies

The Fund intends to invest primarily in a portfolio of debt securities of issuers located in at least three emerging markets countries, which may be located in Asia, Europe, Latin America, Africa or the Middle East. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. The Fund is a non-diversified portfolio.

All selection decisions are undertaken relative to the J.P. Morgan Emerging Markets Bond Index Plus, the benchmark against which the Fund measures its portfolio.

Normally, the Fund invests at least 65% of its total assets in debt securities issued by:
* Governments
* Government-related entities (including participations in loans between governments and financial institutions)
* Corporations
* Entities organized to restructure outstanding debt of issuers in emerging markets

The Fund also invests in debt securities on which the return is derived primarily from other emerging market instruments, such as interest rate swap contracts and currency swap contracts. The Fund may invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States.

A substantial amount of the assets of the Fund may be invested in higher-yielding, lower-rated bonds.

The Fund's Principal Risks Include:

* High Yield Risk
* Interest Rate Risk
* Foreign Country and Currency Risks
* Geographic Concentration Risk
* Diversification Risk

(Additional information is included in the "Risk Considerations" section.)

Emerging Markets

The World Bank and other international agencies consider a country to be an "emerging markets" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Non-Diversified Portfolio

Invests most of its assets in a smaller number of issuers, resulting in more potential volatility than diversified portfolios. Gains or losses on a single security or issuer within the portfolio will, therefore, have a greater impact on a fund's net asset value.

Lower-Rated Bonds

Bonds rated in the lower rating categories of Moody's and S&P, including securities rated:
* Ba or lower by Moody's or
* BB or lower by S&P ("high yield securities").

J.P. Morgan Emerging Markets Bond Index Plus

Comprised of external-currency-denominated emerging markets debt, including Brady Bonds, loans, Eurobonds and local market instruments.

Fund Performance

No performance quoted as the Fund commenced operations on (date).

Risk Considerations

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:
* The investment objective
* The Fund's ability to achieve its objectives
* The markets in which the Fund invests
* The investments the Fund makes in those markets
* Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and potentially prevent a Fund from achieving its objectives.

Counterparty Risk

The risk that when a Fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to complete the transaction may cause the Fund to incur a loss or to miss an opportunity to obtain a price believed to be advantageous.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

Derivative Risk

The risk that downward price changes in a security may result in a loss greater than a Fund's investment in the security. This risk exists through the use of certain securities or techniques that tend to magnify changes in an index or market.

Diversification Risk

The risk that a non-diversified Fund will be more volatile than a diversified Fund because it invests more of its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified Fund's net asset value.

Foreign Country and Currency Risks

The risk that prices of a Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

On January 1, 1999, the European Monetary Union (the "EMU") introduced a new single currency, the Euro, which will replace the national currencies of participating member nations. If a Fund holds investments in nations with currencies replaced by the Euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting, will be impacted. Although it is not possible to fully predict the impact of the Euro on a Fund, the transition and the elimination of currency risk among nations participating in the EMU may change the economic environment and behavior of investors, particularly in European markets.

Geographic Concentration Risk

The risk that if a Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

High Yield Risk

The risk that bonds with ratings of BB (S&P) or Ba (Moody's) or below are subject to greater credit risk than investment grade bonds. These securities are considered to be of poor standing and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure. Also called "high yield bonds" or "junk bonds."

Interest Rate Risk

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of a Fund's securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

Market Risk
The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

Prepayment Risk
The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

Small Company Risk
The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

Both the Emerging Markets Debt Fund and the Emerging Markets Equity Fund are subject to the above risks, with the exception of "Small Company Risk," which only applies to the Emerging Markets Equity Fund.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Brinson Funds--Class I shares.

Shareholder Transaction Fees
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases         None

Emerging Markets Equity Fund:
  Purchase/Redemption Transaction Fee            1.50%*

Emerging Markets Debt Fund:
  Purchase Transaction Fee                       0.75%*

*These transaction charges are paid to the Funds and used by them to defray transaction costs associated with the purchase and sale of securities by the Funds.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, expressed as a % of average net assets)
                                                                                                                 Total Fund
                                                                                                                  Operating
                                                                                Gross       Amount of Fee         Expenses
                                                                              Operating     Waiver and/or     (after fee waiver
                                                  Management      Other       Expenses/1/      Expense         and/or expense
CLASS I                                            Fees/1/      Expenses/1/    06/30/98     Reimbursement/1/   reimbursement)/1/
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                              1.10%         0.50%         1.60%            0.00%             1.60%
Emerging Markets Debt                                0.65%         0.50%         1.15%            0.00%             1.15%

/1/ The Advisor has agreed irrevocably to permanently waive its fees and reimburse certain expenses so that total operating expenses for the Funds will not exceed 1.60% and 1.15%, respectively. The fees and expenses noted for both Funds are based on estimates.

Expense Example
This example is intended to help you compare the cost of investing in the Brinson Fund--Class I shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                           1 year  3 years  5 years   10 years
---------------------------------------------------------------
Emerging Markets Equity      $463     $811   $1,182     $2,228
Emerging Markets Debt        $191     $438   $  703     $1,462

Investment Advisor

Brinson Partners Inc., an investment management firm primarily for institutional accounts, is the investment advisor for the Brinson Funds, as well as for nine other investment companies. Brinson Partners Inc. and its predecessor entities have operated under the same investment philosophy and senior management for over 18 years. Offices are located worldwide:

Bahrain    Geneva     New York         Sydney
Basel      Hong Kong  Paris            Tokyo
Chicago    London     Rio de Janeiro   Zurich
Frankfurt  Melbourne  Singapore

As of December 31, 1998, Brinson Partners Inc. had total assets under management of approximately $297 billion. Brinson Partners is a wholly-owned subsidiary of UBS AG (formed by the merger of Union Bank of Switzerland and Swiss Bank Corporation).

Advisory Fees

The following chart shows the investment advisory fees payable to Brinson Partners Inc., before fee waivers, by each Fund during its last fiscal year.

Management Fees Paid
(expressed as a percentage of average net assets)

Emerging Markets Equity Fund  1.10%
Emerging Markets Debt Fund    0.65

The Advisor has irrevocably agreed to waive its fees and reimburse certain expenses so that the total operating expenses of the Brinson Fund--Class I shares will not exceed the following amounts for each of the respective Funds:

Emerging Markets Equity Fund  1.60%
Emerging Markets Debt Fund    1.15

Portfolio Management

Investment decisions for the Funds are made by an investment management team at Brinson Partners. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.

Year 2000 Issue

Some computer systems will be unable to recognize dates after December 31, 1999. The Funds' securities trades, pricing and accounting services and other operations could be adversely affected by the defects in computer systems utilized by Brinson Partners, or the custodian and transfer agent. Brinson Partners is taking steps that it believes are reasonably designed to identify any potential problems with the computer systems it uses. The Funds' other service providers have told Brinson Partners that they are taking comparable steps. Brinson Partners does not believe that the Year 2000 issue will have a material adverse effect on its business operations or results of operations.

The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by one or more Funds. This is particularly true in emerging markets, which have been reported not to be as prepared as domestic companies and markets for Year 2000. The Year 2000 issue also could cause improperly functioning trading systems in emerging markets which could cause settlement and liquidity problems. At this point, the Funds cannot predict the impact on their portfolios of Year 2000 problems in such markets.

Portfolio Turnover

The Funds generally intend to purchase securities for long-term investment. Portfolio turnover rates are not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. It may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

Brinson Partners Inc.
209 South LaSalle Street
Chicago, IL 60604-1295

Prior Performance of Advisor

The following table sets forth the Advisor's composite performance data relating to the historical performance of institutional private accounts managed by the Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the various Funds. The data is provided to illustrate the past performance of the Advisor in managing investment portfolios which are substantially similar to each of the applicable Funds as measured against specified market indices. This performance presentation includes certain composites of Brinson Partners, Inc. and certain composites of UBS Brinson New York (formerly UBS Asset Management New York). These two firms are now part of one organization as a result of a business combination on June 30, 1998. The portfolio management process and performance measurement are distinct for the two entities through June 30, 1998. The performance data of each of the Brinson Funds is also included in the table.

UBS Brinson (the Firm) has prepared and presented this report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS/TM/). AIMR has not been involved with the preparation or review of this report. A list of all Firm composites is available upon request. The Firm is defined as all portfolios managed and administered from UBS Brinson's Chicago and New York offices. The effective date of Firm compliance is January 1, 1993; certain terminated accounts are not included prior to that date.

Composites consisting of more than one portfolio are asset weighted by beginning-of-period asset values. Investment results for both the Funds and the composites are time-weighted performance calculations representing total return, and are calculated in a manner consistent with the U.S. Securities and Exchange Commission's ("SEC") method of calculating returns. Returns are calculated using geometric linking of monthly returns. Composites are valued at least monthly, taking into account cash flows. All realized and unrealized capital gains and losses, as well as all dividends and interest from investments and cash balances, are included. Investment transactions are accounted for on a trade date basis with the exception of selected equity accounts. Prior to January 1996, settlement date accounting was used in these accounts, with trade date accrual used subsequent to that date. Total returns exclude the impact of advisor fees, custodial fees, and any other administrative expenses and the impact of any income taxes an investor might have incurred as a result of taxable ordinary income and capital gains realized by the account. Investment returns will be reduced by fees and other expenses incurred. Investment advisory fees are described in Part II of Form ADV. Upon request, we will furnish information showing the effect an investment advisory fee would have had on performance; due to the graduated nature of fees, as account size increases, the annual percentage fee will decline.

Results include all actual fee-paying, discretionary client portfolios including those clients no longer with the Firm. Portfolios are included in the composite beginning with the first full month of performance to the present or to the cessation of the client's relationship with the Firm. No alterations of composites as presented here have occurred due to changes in personnel. Accounts of all sizes are included in composite performance and no minimum account relationship size was set for inclusion in the composites as the account size does not impact portfolio management style. The composites are not subject to certain expenses, investment limitations, diversification requirements and restrictions to which the Funds are subject and which are imposed by the Investment Company Act of 1940 (the "Act") and the Internal Revenue Code of 1986, as amended. Had such expenses, limitations, requirements and restrictions been applicable to the composites, the performance results would have been adversely affected. The composite's performance presented does not represent the historical performance of the Funds and should not be interpreted as indicative of future performance of the Funds.

                                                                   Annualized Returns
                                                  One Year   Two Years  Three Years  Five Years  Ten Years
-----------------------------------------------------------------------------------------------------------
Brinson Emerging Markets
 Equity Portfolio/1, 2/                            -24.71     -18.20       -10.19       NA         NA
MSCI Emerging Markets (Free) Index/3/              -25.34     -18.75       -11.21       NA         NA
Brinson Emerging Markets Normal Index/3/           -10.76     -13.05        -5          NA         NA
-----------------------------------------------------------------------------------------------------------
Brinson Emerging Markets Debt Portfolio/1, 2/      -13.99       1.25        13.97       NA         NA
JP Morgan EMBI+/3/                                 -14.35      -1.61        10.48       NA         NA
-----------------------------------------------------------------------------------------------------------

FOOTNOTES:
(1) The Portfolio is a composite of funds substantially similar to the Fund to which the Portfolio is being compared. Performance figures for the Advisor coxmposites are net of advisory fees and all expenses. Advisory fees are determined by applying the highest fee schedule as of December 31, 1998.

Performance figures for the composites gross of fees are:

                                                                   Annualized Returns
                                               One Year     Two Years    Three Years    Five Years    Ten Years
-----------------------------------------------------------------------------------------------------------------
Brinson Emerging Markets Equity Portfolio       -23.61        -17.10        -9.09           NA           NA
Brinson Emerging Markets Debt Portfolio         -13.34         -1.90        14.62           NA           NA

(2) For additional Fund disclosure, see Appendix A on page 17 of this prospectus.

(3) Morgan Stanley Capital International (MSCI) Emerging Markets (Free) Index is a market capitalization weighted index which captures 60% of a country's total capitalization while maintaining the overall risk structure of the market. Stocks are included at their full market capitalization weight, and the index reflects actual buyable opportunities for the non-domestic investor. Brinson Emerging Markets Normal Index is an unmanaged index compiled by the Advisor that is constructed to minimize specific country risk while providing regional exposure similar to the MSCI Emerging Markets (Free) Index. J.P. Morgan Emerging Markets Bond Index Plus (EMBI+) is comprised of external-currency-denominated emerging markets debt, including Brady Bonds, loans, Eurobonds and local market instruments.

Pricing of Fund Shares.

The Brinson Fund--Class I shares are bought and sold at net asset value (NAV), which is calculated as of the close of business on each day that the New York Stock Exchange (NYSE) is open (currently 4:00 p.m. Eastern time). A Fund's securities are valued based on the last sale price or, where market quotations are not readily available, are based on fair value as determined in good faith by the Trust's board of trustees.

Foreign securities are valued at their closing prices on the exchange on which they are traded. The resulting values are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

How the Funds Calculate NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

Purchase and redemption orders for shares received by the close of regular trading (currently 4:00 p.m., Eastern time) are priced according to the NAV determined on that day. Purchase and redemption orders received after the close of trading are priced according to the next determined price per share. The Funds reserve the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.

Purchasing Shares

The minimum initial investment for Fund shares is $1,000,000. Subsequent investments for Fund shares will be accepted in minimum amounts of $2,500. The minimum purchase requirement for IRAs is $2,000. The Funds reserve the right to vary the investment minimums and subsequent minimums for additional investments at any time. In addition, Brinson Partners may waive the minimum initial investment requirement for any investor at its discretion. Purchases may be made in one of the following ways:

If you have any questions or need further information, call 1-800-448-2430.

By Telephone

Call 1-800-448-2430 to arrange for a telephone transaction.

If you want to make future transactions (e.g., purchasing additional shares, redeeming or exchanging shares) by telephone, you will need to elect this option either on the initial application or subsequently in writing.

Complete and sign an application for the Brinson Funds--Class I shares.

By Mail

Make your check payable to "Brinson __________ Funds--Class I"

If you are adding to your existing account, enclose the remittance portion of your account statement and include the amount of investment, account name and number.

Mail your application and/or check to:

The Brinson Funds
c/o Transfer Agent
P.O. Box 2798
Boston, MA 02208-2798

By Wire

If you are opening a new account, call the Funds at 1-800-448-2430 to arrange for a wire transaction.

Then wire federal funds to:

The Chase Manhattan Bank
ABA#021000021
DDA#9102-783504
FBO: "Brinson _________ Funds--Class I" and include your name and new account number.

Complete and sign an application for Brinson Funds--Class I shares and mail immediately following the initial wire transaction to:

The Brinson Funds
c/o Transfer Agent
P.O. Box 2798
Boston, MA 02208-2798

If you are adding to your existing account, you do not need to call the Funds to arrange for a wire transaction, but be sure to include your name and account number.

Through Financial Institutions/Professionals

In some cases, the Funds have entered into one or more Sales Agreements with brokers, dealers or financial institutions (banks and bank trust departments) (each an "Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a "Sub-designee"), may accept purchase and redemption orders that are in "good form" on behalf of the Funds. A Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee accepts the order. Such orders will be priced at the Fund's net asset value next computed after such order is accepted. These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase. These fees would not be otherwise charged if you purchase shares directly from the Funds. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders with payments to the Funds.

Telephone orders are accepted from broker-dealers or service organizations if they have been previously approved by the Funds.

Brinson Partners, or its affiliates, may, from its own resources, compensate broker-dealers or other financial intermediaries ("Service Providers") for services performed with respect to a Fund's Class I shares. These services may include marketing, shareholder servicing, recordkeeping and/or other services. Payments made for any of these purposes may be made from Brinson Partners' revenues, its profits or any other sources available. When these service arrangements are in effect, they are generally made available to all qualified Service Providers.

The Funds will not accept a check endorsed over by a third party. The Funds reserve the right to reject any purchase order and to suspend the offering of shares of the Brinson Funds. This includes purchase orders that, in the reasonable belief of the Funds have been made by market timers or short-term traders.

You will be subject to a 1.50% transaction charge in connection with your purchase of shares of the Emerging Markets Equity Fund and a 0.75% transaction charge in connection with your purchase of shares of the Emerging Markets Debt Fund. Shares of the Funds are sold at a price which is equal to the NAV of such shares, plus the transaction charge. The transaction charges do not apply to the reinvestment of dividends or capital gain distributions. The transaction charges are paid to the Funds and used by them to defray the transaction costs associated with the purchase and sale of securities within the Funds.

Exchanging Shares

You can exchange your Class I shares for Class I shares of other Funds. Exchanges will not be permitted between the Brinson Fund--Class I shares and either the UBS Investment Funds Class of shares or the Brinson Fund--Class N shares.

Under certain circumstances, the Funds may:
* Limit the number of exchanges between Funds
* Reject a telephone exchange order
* Modify or discontinue the exchange privilege upon 60 days' written notice

Exchanged Funds are subject to the minimum initial investment requirement. The procedures that apply to redeeming shares also apply to exchanging shares. An exchange is the sale of shares of one fund and purchase of shares of another and could result in taxable gain or loss in a non-tax sheltered account.

Account Options

The following account options are available. There are no charges for the programs noted below and you may change or terminate these plans at any time by written notice to the Funds. For information about participating in these account options, call the transfer agent at 1-800-448-2430.


Automatic Investment Plan

Through this option, money can be electronically deducted from your checking, savings or bank money market accounts and invested in the Funds each month or quarter.

Complete the Automatic Investment Plan Application, which is available upon request by calling 1-800-448-2430, and mail it to the address indicated.

The initial $1,000,000 minimum investment still applies, however, subsequent investments can be as little as $500.

The Funds may alter or terminate the Automatic Investment Plan at any time.

Systematic Withdrawal Plan

If you have a minimum of $1,000,000 in your account, you may direct the transfer agent to make payments to you (or anyone you designate) regularly, monthly, quarterly or semi-annually.

Withdrawals are drawn from share redemptions and must be a minimum of $500 per payment. Under the Systematic Withdrawal Plan (SWP), you must elect to have dividends and distributions automatically reinvested in additional Fund shares.

The Funds may terminate any SWP if the value of the account falls below $50,000 due to share redemptions or an exchange of shares for shares of another Class I Fund.

Individual Retirement Account

You may open an IRA, a tax-deferred retirement account, with the Funds if you are under age 70-1/2. The minimum purchase requirement for an IRA is $2,000.

Redeeming Shares

Your shares will be redeemed at the NAV next calculated after your order is received by the Funds' transfer agent in good order. Your order will be processed promptly and you will generally receive the proceeds within five business days.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed once the check clears, which may take up to 15 days.

The Funds reserve the right to pay redemptions "in kind" (i.e., payment in securities rather than in cash) if the amount you are redeeming is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

You will be subject to a 1.50% transaction charge in connection with each redemption of shares of the Emerging Markets Equity Fund. Redemption requests for the Emerging Markets Equity Fund are paid at the NAV less the transaction charge. Redemptions which are made in kind with securities are not subject to the transaction charge.

You may redeem some or all of your shares any day the NYSE is open for business by doing one of the following (if you have any questions, call the transfer agent at 1-800-448-2430).


By Telephone

If you have chosen the telephone redemption privilege on the initial application or subsequently arranged in writing, you may call 1-800-448-2430 to redeem shares.

By Mail

Shareholders may sell shares by making a written request to the Funds at: P.O. Box 2798 Boston, MA 02208-2798

Include signatures of all persons required to sign for transactions, exactly as their name appears on the account application.

To protect your account from fraud, the Funds may require a signature guarantee for certain redemptions (see "Signature Guarantees" below).

By Bank Wire

If you have chosen the wire redemption privilege on the initial application or subsequently arranged in writing, you may request the Funds to wire your proceeds to a predesignated bank account.

Call 1-800-448-2430.

Wire redemption requests must be received by the transfer agent by 4:00 p.m. Eastern time for money to be wired the next business day.

Through Financial
Institutionals/Professionals

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

Redemption requests should be accompanied by the Fund's name, your Fund account number and the dollar amount or number of shares to be redeemed. The Fund will mail a check to your account address or, if you have elected the wire redemption privilege, the Fund will wire the proceeds to your bank.

Signature Guarantees

To protect your account from fraud, the Fund and its agent may require a signature guarantee for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information.

Telephone Transactions

You may give up some level of security by choosing to buy or sell shares by telephone, rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If they do not employ these procedures, the Funds or the transfer agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Transfer of Securities

Under certain circumstances, investors may be permitted to purchase Fund shares by transferring securities to a separate Fund that meets the original Fund's investment objective and policies. (Please see the Statement of Additional Information for more information.)

Dividends and Distributions

Each Fund passes most of its net investment income along to investors in the form of distributions. All shareholders of a Fund are entitled to a proportionate share of the Fund's net income and realized capital gains on its investments.

Net investment income for all of the Funds consists of all dividends and interest received, less expenses (including fees payable to the Advisor and its affiliates).

Dividends from net investment income are declared, and paid, by each Fund semi-annually--in June and December. In December, the Funds will distribute substantially all of their net long-term capital gains and any undistributed net short-term capital gains realized during the one year period commencing November 1 (or date of the creation of the Fund, if later) and ending October 31. At the same time, the Funds will distribute all of their net investment income earned through the end of December and not previously distributed as ordinary (not capital) income.

Dividends and other distributions paid on each class of shares of a Fund are calculated at the same time and in the same manner. Dividends on each class might be affected differently by the allocation of other class-specific expenses.

Unless you notify the transfer agent in writing that you elect to receive your income dividends and capital gain distributions in cash, all will be reinvested automatically in additional Fund shares of the same class of a Fund. Distribution options may be changed at any time by requesting a change in writing. Dividends are reinvested on the reinvestment date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.

Tax Considerations

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax advisor about federal, state and local tax considerations.

In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you invest your distributions in additional shares of a Fund or receive them in cash. Any capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. The rate of tax will generally depend on how long the Fund held the securities on which it realized the gains.

It is expected that distributions from the Emerging Markets Debt Fund will consist primarily of ordinary income as a result of its investment objective and strategies.

When you sell or exchange your shares of a Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Ex-U.S. investors may be subject to U.S. withholding and estate tax.

If any of the following situation apply to you, the Funds will be required by the IRS to withhold 31% of your taxable distributions:

* you do not provide your correct taxpayer identification number, or
* you do not certify that such number is correct, or
* if the IRS instructs the Fund to do so

Shareholders will be advised annually of the source and the tax status of all Fund distributions for federal income tax purposes.

Buying a Dividend

If you buy shares in a Stock Fund just before the Fund makes any distribution, or if you buy shares in any Bond Fund or Tax-Exempt Fund just prior to a capital gain distribution, you will receive some of the purchase price back in the form of a taxable distribution.


Multiple Classes

The Funds are a series of The Brinson Funds, a Delaware business trust, and currently offer three classes of shares: the Brinson Funds--Class I, Brinson Funds--Class N and UBS Investment Funds Class of shares.

Appendix A


                                                                                        As of December 31, 1998
Brinson Partners, Inc.                                           Number of Accounts    Assets        Percentage of  Highest Annual
Composite Name                                                     per Composite    ($ millions)      Firm Assets   Fee on Assets
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio                                         1               401             0.4            1.10%
Emerging Markets Debt Portfolio                                           1               398             0.4            0.65%

The composites presented in this report are single entity composites or the assets of a single client. As such, internal dispersion for all periods is zero and is not presented in this report. AIMR-PPS (TM) states that pooled funds, including unit trusts (or collective funds) may be treated as separate composites. As such, this report presents the composite performance results of collective funds only and does not include separately managed accounts. Composites for separately managed accounts are available upon request.

Historical Annual Returns (as of December 31 each year)

Name                                                                        1998     1997     1996     1995     1994
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio                                         -23.74%  -11.81%    9.12%   -6.34%*    NA
Emerging Markets Debt Portfolio                                           -13.47%   19.35%   45.00%   17.63%*    NA


*Represents partial-year performance.  Returns are not annualized.

For More Information

More information on the Brinson Funds is available free upon request:

Shareholder Reports

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement Of Additional Information (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

By Telephone
Call 1-800-448-2430

By Mail
The Brinson Funds
P.O. Box 2798
Boston, MA 02208-2798

By Email
fulfill@fdinet.com

On The Internet
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:
 SEC: http://www.sec.gov
 Brinson Partners: http://www.ubsbrinson.com

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's public reference room in Washington, DC (phone 1-800-SEC-0330). Or, you can obtain copies of this information by sending a request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009.

The Funds are series of The Brinson Funds.
Registration number: 811-6637

                                                                  [Brinson Logo]

                                                   Class N Shares
                                                     Prospectus


                                                         May 3, 1999

                                                    Emerging Markets Equity Fund

                                                    Emerging Markets Debt Fund

                                       As with any mutual fund, the Securities
                                       and Exchange Commission (SEC) has not
                                       approved or disapproved of these
                                       securities or determined whether this
                                       prospectus is adequate or complete. Any
                                       representation to the contrary is a
                                       criminal offense.

[Brinson Logo]

209 South LaSalle Street . Chicago, Illinois 60604-1295
Tel: 1-800-448-2430

Table of Contents

The Brinson Investment Process                        2

Overview of The Funds

     Emerging Markets Equity Fund                     3

     Emerging Markets Debt Fund                       4

Risk Considerations                                   5

Fees and Expenses                                     7

Investment Advisor                                    9

Prior Performance of Advisor                         10

Pricing of Fund Shares                               11

Purchasing Shares                                    12

Redeeming Shares                                     14

Dividends and Distributions                          15

Tax Considerations                                   16

Appendix A                                           17

For More Information                                 18

The investment objective of each Fund is "fundamental" and may be changed only with shareholder approval. Unless otherwise stated, each Fund's investment policies are not fundamental and may be changed by the Funds' Trustees without a shareholder vote. There can be no assurance that the Funds will be able to attain their objectives.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information (SAI).

Each Fund's principal risks and strategies are provided within the Fund descriptions that follow. Principal and secondary risks are discussed in detail under "Risk Considerations" on page 14.

The Brinson Funds strongly discourages market timers and short-term traders from investing in the Funds. Shares of The Brinson Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Overview of The Funds

A Look At The Brinson Investment Process

At Brinson Partners, we employ a global asset allocation strategy, actively diversifying investments within and across all major asset classes. Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgement. Our philosophy is that the determination of fundamental investment value within the context of a globally integrated economy is the focus of all investment decisions. World economies and financial markets are interactive. Thus, investment management, both within and across global stock and bond markets, must be based upon comprehensive knowledge and analyses of integrated investment fundamentals.

Our investment style has a single focus--investment fundamentals determine and describe future cash flows that, for us, define investment value. It is our belief that periodically there are important exploitable discrepancies between market price and investment value. The price/value discrepancies then become the building blocks for portfolio construction. Portfolio structure is focused on both risk and return considerations in the context of full long-term investment cycles.

Another aspect of Brinson Partners' approach is the management of a portfolio of securities against a selected benchmark. If we are indifferent among markets, we tend toward the normal weight, as determined by the proportion of each market in the benchmark. Decisions to deviate from the normal mix of assets are a blend of rigorous quantitative analysis, an understanding of the fundamental relationships among global markets and the expertise of our investment professionals. All security selection decisions for a Fund are made in relation to the benchmark, each of which is more fully described in each Fund's description that follows. The benchmark for each Fund is an index consisting of securities that are representative of that Fund's investments. From time to time, we may substitute securities from an equivalent index that we believe more accurately reflects changes in our expectations for various markets.

Equity Selections
Our equity portfolio construction process focuses on the four layers of equity management that best explain portfolio performance: market sensitivity, common factor exposures, industry weightings and individual stock selection. Securities are chosen from an extensive list of companies in all major markets and industries. Stock selection is based on fundamental analysis, often incorporating quantitative models. The security selection decision seeks out medium-to-larger capitalization issues in each country that are attractively priced relative to underlying fundamental value. Research focuses on the ability of individual companies to generate profits. We also analyze industry competitive strategy, structure and global integration. We visit management to understand company goals and their competitive strategies.

Fixed Income Selections
We use an internally developed valuation model for our Fixed Income portfolios, which quantifies our return expectations for all of the bond markets. Inputs to this model include forecasts of inflation, risk premiums and interest rates. Our credit review process incorporates both a top-down strategy, which focuses on how macroeconomic forces shape various industry outlooks, and a bottom-up strategy which relies on a combination of qualitative and quantitative factors. Our qualitative assessment focuses on management strength, market position, competitive environment, and financial flexibility. Our quantitative assessment focuses on historical operating results, calculation of various credit ratios and an expected future outlook. With the exception of the High Yield Fund, the Fixed Income Funds generally invest in all categories of investment grade fixed income securities, but emphasize the higher quality securities in this spectrum (those with a credit rating of AA and above.) Our fixed income strategies combine judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, quality and coupon segments and specific fixed income securities.

Emerging Markets Equity Fund

Objective
The Fund seeks to maximize total U.S. dollar return, consisting of capital appreciation and current income, while controlling risk.

Principal Strategies
The Fund intends to invest primarily in a portfolio of equity securities of issuers located in at least three emerging markets countries, which may be located in Asia, Europe, Latin America, Africa or the Middle East. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. The Fund is a non-diversified portfolio.

All selection decisions are undertaken relative to the Brinson Emerging Markets Normal Index, the benchmark against which the Fund measures its portfolio.

Normally, the Fund invests at least 65% of its assets in the equity securities of issuers in emerging markets or securities on which the return is derived from the equity securities of issuers in emerging markets, such as equity swap contracts and equity index swap contracts.

Up to 35% of the Fund's assets may be invested in higher-yielding, lower-rated bonds. The Fund may invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside of the United States.

The Fund's Principal Risks Include:
*  Foreign Country and Currency Risks
*  Geographic Concentration Risk
*  Market Risk
*  High Yield Risk
*  Diversification Risk

(Additional information is included in the "Risk Considerations" section.)

Emerging Markets
The World Bank and other international agencies consider a country to be an "emerging markets" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Non-Diversified Portfolio
Invests most of its assets in a smaller number of issuers, resulting in more potential volatility than diversified portfolios. Gains or losses on a single security or issuer within the portfolio will, therefore, have a greater impact on a fund's net asset value.

Lower-Rated Bonds
Bonds rated in the lower rating categories of Moody's and S&P, including securities rated:
 . Ba or lower by Moody's or
 . BB or lower by S&P ("high yield securities").

Brinson Emerging Markets Normal Index
Constructed by Brinson Partners, this index is designed to minimize country specific risk while providing regional exposure similar to the Morgan Stanley Capital International Emerging Markets (Free) Index (MSCI-EMF), a market capitalization weighted benchmark.


Fund Performance
No performance quoted as the Fund commenced operations on (date).

Emerging Markets Debt Fund

Objectives
The Fund seeks to maximize total U.S. dollar return, consisting of capital appreciation and current income, while controlling risk.

Principal Strategies
The Fund intends to invest primarily in a portfolio of debt securities of issuers located in at least three emerging markets countries, which may be located in Asia, Europe, Latin America, Africa or the Middle East. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. The Fund is a non-diversified portfolio.

All selection decisions are undertaken relative to the J.P. Morgan Emerging Markets Bond Index Plus, the benchmark against which the Fund measures its portfolio.

Normally, the Fund invests at least 65% of its total assets in debt securities issued by:
* Governments
* Government-related entities (including participations in loans between governments and financial institutions)
* Corporations
* Entities organized to restructure outstanding debt of issuers in emerging markets

The Fund also invests in debt securities on which the return is derived primarily from other emerging market instruments, such as interest rate swap contracts and currency swap contracts. The Fund may invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States.

A substantial amount of the assets of the Fund may be invested in higher-yielding, lower-rated bonds.

The Fund's Principal Risks Include:
* High Yield Risk
* Interest Rate Risk
* Foreign Country and Currency Risks
* Geographic Concentration Risk
* Diversification Risk

(Additional information is included in the "Risk Considerations" section.)


Emerging Markets
The World Bank and other international agencies consider a country to be an "emerging markets" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Non-Diversified Portfolio
Invests most of its assets in a smaller number of issuers, resulting in more potential volatility than diversified portfolios. Gains or losses on a single security or issuer within the portfolio will, therefore, have a greater impact on a fund's net asset value.

Lower-Rated Bonds
Bonds rated in the lower rating categories of Moody's and S&P, including securities rated:
 . Ba or lower by Moody's or
 . BB or lower by S&P ("high yield securities").

J.P. Morgan Emerging Markets Bond Index Plus
Comprised of external-currency-denominated emerging markets debt, including Brady Bonds, loans, Eurobonds and local market instruments.


Fund Performance
No performance quoted as the Fund commenced operations on (date).

Risk Considerations

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:
* The investment objective
* The Fund's ability to achieve its objectives
* The markets in which the Fund invests
* The investments the Fund makes in those markets
* Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and potentially prevent a Fund from achieving its objectives.

Concentration Risk
The risk that if a Fund has most of its investments in a few securities or a single sector, its portfolio will be more susceptible to factors adversely affecting issuers located in that sector than would a more diversified portfolio of securities.

Counterparty Risk
The risk that when a Fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to complete the transaction may cause the Fund to incur a loss or to miss an opportunity to obtain a price believed to be advantageous.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

Derivative Risk
The risk that downward price changes in a security may result in a loss greater than a Fund's investment in the security. This risk exists through the use of certain securities or techniques that tend to magnify changes in an index or market.

Diversification Risk
The risk that a non-diversified Fund will be more volatile than a diversified Fund because it invests more of its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified Fund's net asset value.

Foreign Country and Currency Risks
The risk that prices of a Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

On January 1, 1999, the European Monetary Union (the "EMU") introduced a new single currency, the Euro, which will replace the national currencies of participating member nations. If a Fund holds investments in nations with currencies replaced by the Euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting, will be impacted. Although it is not possible to fully predict the impact of the Euro on a Fund, the transition and the elimination of currency risk among nations participating in the EMU may change the economic environment and behavior of investors, particularly in European markets.

High Yield Risk
The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below will default or otherwise be unable to honor a financial obligation. These securities are considered to be of poor standing and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure. Bonds in this category may also be called "high yield bonds" or "junk bonds."

Interest Rate Risk
The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of a Fund's securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

Market Risk
The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

Prepayment Risk
The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

Small Company Risk
The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

Both the Emerging Markets Debt Fund and the Emerging Markets Equity Fund are subject to the above risks, with the exception of "Small Company Risk," which only applies to the Emerging Markets Equity Fund.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Brinson
Funds--Class N shares.

Shareholder Transaction Fees
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases  None

Emerging Markets Equity Fund:
  Purchase/Redemption Transaction Fee    1.50%*

Emerging Markets Debt Fund:
  Purchase Transaction Fee               0.75%*

*These transaction charges are paid to the Funds and used by them to defray transaction costs associated with the purchase and sale of securities by the Funds.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, expressed as a % of average net assets)

                                                                                              Amount            Total Fund
                                                                                              of Fee             Operating
                                                                                Gross         Waiver           Expenses (after
                                                                              Operating       and/or             fee waiver
                              Management       12b-1             Other        Expenses/1/     Expense          and/or expense
CLASS N                         Fees/1/      Expenses/2/       Expenses/1/    06/30/98     Reimbursement/1/   reimbursement)/1/
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity          1.10%         0.25%             0.50%         1.85%          0.00%                 1.85%
Emerging Markets Debt            0.65%         0.25%             0.50%         1.40%          0.00%                 1.40%

(1) The Advisor has agreed irrevocably to permanently waive its fees and reimburse certain expenses so that total operating expenses, with the exception of 12b-1 expenses, for the Funds will not exceed 1.60% and 1.15%, respectively. The fees and expenses noted for both Funds are based on estimates.

(2) For the purposes of this Table, "12b-1 Expenses" is comprised of an asset-based sales charge of up to 0.25% of average daily net assets of each Fund (see "Distribution Arrangements" at page 16).

Under the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Brinson Funds may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD. This amount also includes service fees.

Expense Example

This example is intended to help you compare the cost of investing in the Brinson Fund--Class N shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                1 year  3 years  5 years  10 years
------------------------------------------------------------------------------
Emerging Markets Equity Fund      $487     $885   $1,308    $2,488
Emerging Markets Debt Fund        $216     $515   $  835    $1,742

Investment Advisor

Brinson Partners Inc., an investment management firm primarily for institutional accounts, is the investment advisor for the Brinson Funds, as well as for nine other investment companies. Brinson Partners Inc. and its predecessor entities have operated under the same investment philosophy and senior management for over 18 years. Offices are located worldwide:

Bahrain    Geneva      New York         Sydney
Basel      Hong Kong   Paris            Tokyo
Chicago    London      Rio de Janeiro   Zurich
Frankfurt  Melbourne   Singapore

As of December 31, 1998, Brinson Partners Inc. had total assets under management of approximately $297 billion. Brinson Partners is a wholly-owned subsidiary of UBS AG (formed by the merger of Union Bank of Switzerland and Swiss Bank Corporation).

Advisory Fees

The following chart shows the investment advisory fees payable to Brinson Partners Inc., before fee waivers, by each Fund during its last fiscal year.

Management Fees Paid
(expressed as a percentage of average net assets)

Emerging Markets Equity Fund  1.10%
Emerging Markets Debt Fund    0.65

The Advisor has irrevocably agreed to waive its fees and reimburse certain expenses so that the total operating expenses, with the exception of 12b-1 expenses, of the Brinson Fund--Class N shares will not exceed the following amounts for each of the respective Funds:

Emerging Markets Equity Fund  1.60%
Emerging Markets Debt Fund    1.15

Portfolio Management

Investment decisions for the Funds are made by an investment management team at Brinson Partners. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.

Year 2000 Issue

Some computer systems will be unable to recognize dates after December 31, 1999. The Funds' securities trades, pricing and accounting services and other operations could be adversely affected by the defects in computer systems utilized by Brinson Partners, or the custodian and transfer agent. Brinson Partners is taking steps that it believes are reasonably designed to identify any potential problems with the computer systems it uses. The Funds' other service providers have told Brinson Partners that they are taking comparable steps. Brinson Partners does not believe that the Year 2000 issue will have a material adverse effect on its business operations or results of operations.

The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by one or more Funds. This is particularly true in emerging markets, which have been reported not to be as prepared as domestic companies and markets for Year 2000. The Year 2000 issue also could cause improperly functioning trading systems in emerging markets which could cause settlement and liquidity problems. At this point, the Funds cannot predict the impact on their portfolios of Year 2000 problems in such markets.

Portfolio Turnover

The Funds generally intend to purchase securities for long-term investment. Portfolio turnover rates are not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. It may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

Brinson Partners Inc.
209 South LaSalle Street
Chicago, IL 60604-1295

Prior Performance of Advisor

The following table sets forth the Advisor's composite performance data relating to the historical performance of institutional private accounts managed by the Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the various Funds. The data is provided to illustrate the past performance of the Advisor in managing investment portfolios which are substantially similar to each of the applicable Funds as measured against specified market indices. This performance presentation includes certain composites of Brinson Partners, Inc. and certain composites of UBS Brinson New York (formerly UBS Asset Management New York). These two firms are now part of one organization as a result of a business combination on June 30, 1998. The portfolio management process and performance measurement are distinct for the two entities through June 30, 1998. The performance data of each of the Brinson Funds is also included in the table.

UBS Brinson (the Firm) has prepared and presented this report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS/TM/). AIMR has not been involved with the preparation or review of this report. A list of all Firm composites is available upon request. The Firm is defined as all portfolios managed and administered from UBS Brinson's Chicago and New York offices. The effective date of Firm compliance is January 1, 1993; certain terminated accounts are not included prior to that date.

Composites consisting of more than one portfolio are asset weighted by beginning-of-period asset values. Investment results for both the Funds and the composites are time-weighted performance calculations representing total return, and are calculated in a manner consistent with the U.S. Securities and Exchange Commission's ("SEC") method of calculating returns. Returns are calculated using geometric linking of monthly returns. Composites are valued at least monthly, taking into account cash flows. All realized and unrealized capital gains and losses, as well as all dividends and interest from investments and cash balances, are included. Investment transactions are accounted for on a trade date basis with the exception of selected equity accounts. Prior to January 1996, settlement date accounting was used in these accounts, with trade date accrual used subsequent to that date. Total returns exclude the impact of advisor fees, custodial fees, and any other administrative expenses and the impact of any income taxes an investor might have incurred as a result of taxable ordinary income and capital gains realized by the account. Investment returns will be reduced by fees and other expenses incurred. Investment advisory fees are described in Part II of Form ADV. Upon request, we will furnish information showing the effect an investment advisory fee would have had on performance; Due to the graduated nature of fees, as account size increases, the annual percentage fee will decline.

Results include all actual fee-paying, discretionary client portfolios including those clients no longer with the Firm. Portfolios are included in the composite beginning with the first full month of performance to the present or to the cessation of the client's relationship with the Firm. No alterations of composites as presented here have occurred due to changes in personnel. Accounts of all sizes are included in composite performance and no minimum account relationship size was set for inclusion in the composites as the account size does not impact portfolio management style. The composites are not subject to certain expenses, investment limitations, diversification requirements and restrictions to which the Funds are subject and which are imposed by the Investment Company Act of 1940 (the "Act") and the Internal Revenue Code of 1986, as amended. Had such expenses, limitations, requirements and restrictions been applicable to the composites, the performance results would have been adversely affected. The composite's performance presented does not represent the historical performance of the Funds and should not be interpreted as indicative of future performance of the Funds.

                                                                    Annualized Returns
                                               One Year  Two Years  Three Years  Five Years  Ten Years
------------------------------------------------------------------------------------------------------
Brinson Emerging Markets
 Equity Portfolio/1, 2/                          -24.71     -18.20       -10.19          NA         NA
MSCI Emerging Markets (Free) Index/3/            -25.34     -18.75       -11.21          NA         NA
Brinson Emerging Markets Normal Index/3/         -10.76     -13.05        -5.87          NA         NA
------------------------------------------------------------------------------------------------------
Brinson Emerging Markets Debt Portfolio/1, 2/    -13.99       1.25        13.97          NA         NA
JP Morgan EMBI+/3/                               -14.35      -1.61        10.48          NA         NA
------------------------------------------------------------------------------------------------------

FOOTNOTES:
(1) The Portfolio is a composite of funds substantially similar to the Fund to which the Portfolio is being compared. Performance figures for the Advisor composites are net of advisory fees and all expenses. Advisory fees are determined by applying the highest fee schedule as of December 31, 1998.

Performance figures for the composites gross of fees are:

                                                                   Annualized Returns
                                                One Year       Two Years     Three Years     Five Years     Ten Years
---------------------------------------------------------------------------------------------------------------------
Brinson Emerging Markets Equity Portfolio        -22.51         -16.00          -7.99            NA            NA
Brinson Emerging Markets Debt Portfolio          -12.76          -1.61          10.48            NA            NA


(2) For additional Fund disclosure, see Appendix A on page 17 of this prospectus.

(3) Morgan Stanley Capital International (MSCI) Emerging Markets (Free) Index is a market capitalization weighted index which captures 60% of a country's total capitalization while maintaining the overall risk structure of the market. Stocks are included at their full market capitalization weight, and the index reflects actual buyable opportunities for the non-domestic investor. Brinson Emerging Markets Normal Index is an unmanaged index compiled by the Advisor that is constructed to minimize specific country risk while providing regional exposure similar to the MSCI Emerging Markets (Free) Index. J.P. Morgan Emerging Markets Bond Index Plus (EMBI+) is comprised of external-currency-denominated emerging markets debt, including Brady Bonds, loans, Eurobonds and local market instruments.

Pricing of Fund Shares

The Brinson Funds--Class N shares are bought and sold at net asset value (NAV), which is calculated as of the close of business on each day that the New York Stock Exchange (NYSE) is open (currently 4:00 p.m. Eastern time). A Fund's securities are valued based on the last sale price or, where market quotations are not readily available, are based on fair value as determined in good faith by the Trust's board of trustees.

Foreign securities are valued at their closing prices on the exchange on which they are traded. The resulting values are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

How the Funds Calculate NAV
The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

Purchase and redemption orders for shares received by the close of regular trading (currently 4:00 p.m., Eastern time) are priced according to the NAV determined on that day. Purchase and redemption orders received after the close of trading are priced according to the next determined price per share. The Funds reserve the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.

Purchasing Shares

The minimum initial investment for Fund shares is $1,000,000. The minimum initial investment for Individual Retirement Accounts (IRAs) is $2,000. The Funds reserve the right to vary the investment minimums and impose minimums for additional investments at any time. In addition, Brinson Partners may waive the minimum initial investment requirement for any investor at its discretion. Purchases may be made in one of the following ways:

If you have any questions or need further information, call 1-800-448-2430.



By Telephone

Call 1-800-448-2430 to arrange for a telephone transaction.

If you want to make future transactions (e.g., purchasing additional shares, redeeming or exchanging shares) by telephone, you will need to elect this option either on the initial application or subsequently in writing.

Complete and sign an application for the Brinson Funds Class N shares.

By Mail

Make your check payable to "Brinson __________ Funds -- Class N."

If you are adding to your existing account, enclose the remittance portion of your account statement and include the amount of investment, account name and number.

Mail your application and/or check to:
The Brinson Funds
c/o Transfer Agent
P.O. Box 2798
Boston, MA 02208-2798

By Wire
If you are opening a new account, call the Funds at 1-800-448-2430 to arrange for a wire transaction.

Then wire federal funds to:

The Chase Manhattan Bank
ABA#021000021
DDA#9102-783504
FBO: "Brinson ________ Funds -- Class N" and include your name and new account number.

Complete and sign an application for Class N shares and mail immediately following the initial wire transaction to:
The Brinson Funds
c/o Transfer Agent
P.O. Box 2798
Boston, MA 02208-2798

If you are adding to your existing account, you do not need to call the Funds to arrange for a wire transaction, but be sure to include your name and account number.

Through Financial Institutions/Professionals

In some cases, the Funds have entered into one or more Sales Agreements with brokers, dealers or financial institutions (banks and bank trust departments) (each an "Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a "Sub-designee"), may accept purchase and redemption orders that are in "good form" on behalf of the Funds. A Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee accepts the order. Such orders will be priced at the Fund's net asset value next computed after such order is accepted. These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase. These fees would not be otherwise charged if you purchase shares directly from the Funds. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders with payments to the Funds.

Telephone orders are accepted from broker-dealers or service organizations if they have been previously approved by the Funds.

Brinson Partners, or its affiliates, may, from its own resources, compensate broker-dealers or other financial intermediaries ("Service Providers") for services performed with respect to a Fund's Class N shares. These services may include marketing, shareholder servicing, recordkeeping and/or other services. Payments made for any of these purposes may be made from Brinson Partners' revenues, its profits or any other sources available. When these service arrangements are in effect, they are generally made available to all qualified Service Providers.

The Funds will not accept a check endorsed over by a third party. The Funds reserve the right to reject any purchase order and to suspend the offering of shares of the Brinson Funds. This includes purchase orders that, in the reasonable belief of the Funds have been made by market timers or short-term traders.

You will be subject to a 1.50% transaction charge in connection with your purchase of shares of the Emerging Markets Equity Fund and a 0.75% transaction charge in connection with your purchase of shares of the Emerging Markets Debt Fund. Shares of the Funds are sold at a price which is equal to the NAV of such shares, plus the transaction charge. The transaction charges do not apply to the reinvestment of dividends or capital gain distributions. The transaction charges are paid to the Funds and used by them to defray the transaction costs associated with the purchase and sale of securities within the Funds.

Exchanging Shares

You can exchange your Class N shares for Class N shares of other Funds. Exchanges will not be permitted between the Brinson Funds--Class N shares and either the UBS Investment Funds Class of shares or the Brinson Funds--Class I shares.

Under certain circumstances, the Funds may:
* Limit the number of exchanges between Funds
* Reject a telephone exchange order
* Modify or discontinue the exchange privilege upon 60 days' written notice

Exchanged Funds are subject to the minimum initial investment requirement. The procedures that apply to redeeming shares also apply to exchanging shares. An exchange is the sale of shares of one fund and purchase of shares of another and could result in taxable gain or loss in a non-tax sheltered account.

Account Options

The following account options are available. There are no charges for the programs noted below and you may change or terminate these plans at any time by written notice to the Funds. For information about participating in these account options, call the transfer agent at 1-800-448-2430.

Automatic Investment Plan
Through this option, money can be electronically deducted from your checking, savings or bank money market accounts and invested in the Funds each month or quarter.

Complete the Automatic Investment Plan Application, which is available upon request by calling 1-800-448-2430, and mail it to the address indicated.

The initial $1,000,000 minimum investment still applies, however, subsequent investments can be as little as $500.

The Funds may alter or terminate the Automatic Investment Plan at any time.

Systematic Withdrawal Plan
If you have a minimum of $1,000,000 in your account, you may direct the transfer agent to make payments to you (or anyone you designate) regularly, monthly, quarterly or semi-annually.

Withdrawals are drawn from share redemptions and must be a minimum of $500 per payment. Under the Systematic Withdrawal Plan (SWP), you must elect to have dividends and distributions automatically reinvested in additional Fund shares.

The Funds may terminate any SWP if the value of the account falls below $50,000 due to share redemptions or an exchange of shares for shares of another Class N Fund.

Individual Retirement Account
You may open an IRA, a tax-deferred retirement account, with the Funds if you are under age 70 1/2. The minimum purchase requirement for an IRA is $2,000.

Redeeming Shares

Your shares will be received at the NAV next calculated after your order is accepted by the Funds' transfer agent in good order. Your order will be processed promptly and you will generally receive the proceeds within five business days.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed once the check clears, which may take up to 15 days.

The Funds reserve the right to pay redemptions "in kind" (i.e., payment in securities rather than in cash) if the amount you are redeeming is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

You will be subject to a 1.50% transaction charge in connection with each redemption of shares of the Emerging Markets Equity Fund. Redemption requests for the Emerging Markets Equity Fund are paid at NAV less the transaction charge. Redemptions which are made in kind with securities are not subject to the transaction charge.

Minimum Balances

Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to involuntarily redeem shares in any Fund account for their then current net asset value if at any time your total investment does not have a value of at least $1,000 as a result of redemptions and not due to changes in the asset value of the Fund.

You will be notified if your account drops below the required minimum and will be allowed at least 60 days to bring the value of the account up to the minimum before the redemption is processed. The Fund will promptly pay you the NAV for such a redemption.

You may redeem some or all of your shares any day the NYSE is open for business by doing one of the following (if you have any questions, call the transfer agent at 1-800-448-2430).

By Telephone
If you have chosen the telephone redemption privilege on the initial application or subsequently arranged in writing, you may call 1-800-448-2430 to redeem shares.

By Mail
Shareholders may sell shares by making a written request to the Funds at:
P.O. Box 2798
Boston, MA 02208-2798

Include signatures of all persons required to sign for transactions, exactly as their name appears on the account application.

To protect your account from fraud, the Funds may require a signature guarantee for certain redemptions (see "Signature Guarantees" below).

By Bank Wire
If you have chosen the wire redemption privilege on the initial application or subsequently arranged in writing, you may request the Funds to wire your proceeds to a predesignated bank account.

Call 1-800-448-2430.

Wire redemption requests must be received by the transfer agent by 4:00 p.m. Eastern time for money to be wired the next business day.

Through Financial Institutionals/Professionals

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

Redemption requests should be accompanied by the Fund's name, your Fund account number and the dollar amount or number of shares to be redeemed. The Fund will mail a check to your account address or, if you have elected the wire redemption privilege, the Fund will wire the proceeds to your bank.

Signature Guarantees

To protect your account from fraud, the Fund and its agent may require a signature guarantee for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information.

Telephone Transactions

You may give up some level of security by choosing to buy or sell shares by telephone, rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If they do not employ these procedures, the Funds or the transfer agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Transfer of Securities

Under certain circumstances, investors may be permitted to purchase Fund shares by transferring securities to a separate Fund that meets the original Fund's investment objective and policies. (Please see the Statement of Additional Information for more information.)

Dividends and Distributions

Each Fund passes most of its net investment income along to investors in the form of distributions. All shareholders of a Fund are entitled to a proportionate share of the Fund's net income and realized capital gains on its investments.

Net investment income for all of the Funds consists of all dividends and interest received, less expenses (including fees payable to the Advisor and its affiliates).

Dividends from net investment income are declared, and paid, by each Fund semi-annually -- in June and December. In December, the Funds will distribute substantially all of their net long-term capital gains and any undistributed net short-term capital gains realized during the one year period commencing November 1 (or date of the creation of the Fund, if later) and ending October 31. At the same time, the Funds will distribute all of their net investment income earned through the end of December and not previously distributed as ordinary (not capital) income.

Dividends and other distributions paid on each class of shares of a Fund are calculated at the same time and in the same manner. Dividends on each class might be affected differently by the allocation of other class-specific expenses.

Unless you notify the transfer agent in writing that you elect to receive your income dividends and capital gain distributions in cash, all will be reinvested automatically in additional Fund shares of the same class of a Fund. Distribution options may be changed at any time by requesting a change in writing. Dividends are reinvested on the reinvestment date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.

Tax Considerations

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax advisor about federal, state and local tax considerations.

In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you invest your distributions in additional shares of a Fund or receive them in cash. Any capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. The rate of tax will generally depend on how long the Fund held the securities on which it realized the gains.

It is expected that distributions from the Emerging Markets Debt Fund will consist primarily of ordinary income as a result of its investment objective and strategies.

When you sell or exchange your shares of a Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Ex-U.S. investors may be subject to U.S. withholding and estate tax.

If any of the following situation apply to you, the Funds will be required by the IRS to withold 31% of your taxable distributions:
* you do not provide your correct taxpayer identification number, or
* you do not certify that such number is correct, or
* if the IRS instructs the Fund to do so

Shareholders will be advised annually of the source and the tax status of all Fund distributions for federal income tax purposes.

Buying a Dividend

If you buy shares in a Stock Fund just before the Fund makes any distribution, or if you buy shares in any Bond Fund or Tax-Exempt Fund just prior to a capital gain distribution, you will receive some of the purchase price back in the form of a taxable distribution.

Distribution Arrangements

The Funds have adopted a distribution plan under rule 12b-1 of the Investment Company Act of 1940 to compensate Brinson Partners, Funds Distributor Inc.
and others for distributing and promoting sales of the Brinson Funds -- Class N shares. Annual fees paid under the plan may not exceed 0.25% of the average daily net assets of each Fund's Class N shares. Because these distribution and service fees are paid out of the assets of each share class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Multiple Classes

The Funds are a series of The Brinson Funds, a Delaware business trust, and currently offer three classes of shares: the Brinson Funds -- Class I, Brinson Funds Class N and UBS Investment Funds Class of shares.

Appendix A


                                                                      As of December 31, 1998
Brinson Partners, Inc.                      Number of Accounts       Assets        Percentage of      Highest Annual
Composite Name                                per Composite       ($ millions)      Firm Assets        Fee on Assets
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio                   1                 401              0.4                1.10%
Emerging Markets Debt Portfolio                     1                 398              0.4                0.65%

The composites presented in this report are single entity composites or the assets of a single client. As such, internal dispersion for all periods is zero and is not presented in this report. AIMR-PPS (TM) states that pooled funds, including unit trusts (or collective funds) may be treated as separate composites. As such, this report presents the composite performance results of collective funds only and does not include separately managed accounts. Composites for separately managed accounts are available upon request.

Historical Annual Returns (as of December 31 each year)

Name                                            1998       1997       1996         1995          1994
-----------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio              -23.74%    -11.81%     9.12%        -6.34%*         NA
Emerging Markets Debt Portfolio                -13.47%     19.35%    45.00%        17.63%*         NA

*Represents partial-year performance.  Returns are not annualized.

For More Information

More information on the Brinson Funds is available free upon request:

Shareholder Reports
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement Of Additional Information (SAI)
The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered part of) this prospectus.


TO OBTAIN INFORMATION:

By Telephone
Call 1-800-448-2430

By Mail
The Brinson Funds
P.O. Box 2798
Boston, MA 02208-2798

By Email
fulfill@fdinet.com

On The Internet
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

   SEC: http://www.sec.gov

   Brinson Partners: http://www.ubsbrinson.com


Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's public reference room in Washington, DC (phone 1-800-SEC-0330). Or, you can obtain copies of this information by sending a request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009.

The Funds are series of The Brinson Funds.
Registration number: 811-6637

                                                                     [UBS LOGO]

                                                   Investment Funds


                                                         Prospectus
                                                            May 3, 1999


                                                   Emerging Markets Equity Fund
                                                   Emerging Markets Debt Fund

                                       As with any mutual fund, the Securities
                                       and Exchange Commission (SEC) has not
                                       approved or disapproved of these
                                       securities or determined whether this
                                       prospectus is adequate or complete. Any
                                       representation to the contrary is a
                                       criminal offense.

[UBS LOGO]

     Investment Funds
P.O. Box 2798.Boston, MA 02208-2798
Tel: 1-800-794-7753

Table of Contents

The Brinson Investment Process                       2

Overview of The Funds
     Emerging Markets Equity Fund                    3
     Emerging Markets Debt Fund                      4

Risk Considerations                                  5

Fees and Expenses                                    7

Investment Advisor                                   9

Prior Performance of Advisor                        10

Pricing of Fund Shares                              11

Purchasing Shares                                   12

Redeeming Shares                                    14

Dividends and Distributions                         15

Tax Considerations                                  16

Distribution Agreements                             16

Appendix A                                          17

For More Information                                18

The investment objective of each Fund is "fundamental" and may be changed only with shareholder approval. Unless otherwise stated, each Fund's investment policies are not fundamental and may be changed by the Funds' Trustees without a shareholder vote. There can be no assurance that the Funds will be able to attain their objectives.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information (SAI).

Each Fund's principal risks and strategies are provided within the Fund descriptions that follow. Principal and secondary risks are discussed in detail under "Risk Considerations" on page 5.

The Brinson Funds strongly discourages market timers and short-term traders from investing in the Funds. Shares of The Brinson Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Overview of The Funds

A Look At The Brinson Investment Process

At Brinson Partners, we employ a global asset allocation strategy, actively diversifying investments within and across all major asset classes. Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgement. Our philosophy is that the determination of fundamental investment value within the context of a globally integrated economy is the focus of all investment decisions. World economies and financial markets are interactive. Thus, investment management, both within and across global stock and bond markets, must be based upon comprehensive knowledge and analyses of integrated investment fundamentals.

Our investment style has a single focus - investment fundamentals determine and describe future cash flows that, for us, define investment value. It is our belief that periodically there are important exploitable discrepancies between market price and investment value. The price/value discrepancies then become the building blocks for portfolio construction. Portfolio structure is focused on both risk and return considerations in the context of full long-term investment cycles.

Another aspect of Brinson Partners' approach is the management of a portfolio of securities against a selected benchmark. If we are indifferent among markets, we tend toward the normal weight, as determined by the proportion of each market in the benchmark. Decisions to deviate from the normal mix of assets are a blend of rigorous quantitative analysis, an understanding of the fundamental relationships among global markets and the expertise of our investment professionals. All security selection decisions for a Fund are made in relation to the benchmark, each of which is more fully described in each Fund's description that follows. The benchmark for each Fund is an index consisting of securities that are representative of that Fund's investments. From time to time, we may substitute securities from an equivalent index that we believe more accurately reflects changes in our expectations for various markets.

Equity Selections
Our equity portfolio construction process focuses on the four layers of equity management that best explain portfolio performance: market sensitivity, common factor exposures, industry weightings and individual stock selection. Securities are chosen from an extensive list of companies in all major markets and industries. Stock selection is based on fundamental analysis, often incorporating quantitative models. The security selection decision seeks out medium-to-larger capitalization issues in each country that are attractively priced relative to underlying fundamental value. Research focuses on the ability of individual companies to generate profits. We also analyze industry competitive strategy, structure and global integration. We visit management to understand company goals and their competitive strategies.

Fixed Income Selections
We use an internally developed valuation model for our Fixed Income portfolios, which quantifies our return expectations for all of the bond markets. Inputs to this model include forecasts of inflation, risk premiums and interest rates. Our credit review process incorporates both a top-down strategy, which focuses on how macroeconomic forces shape various industry outlooks, and a bottom-up strategy which relies on a combination of qualitative and quantitative factors. Our qualitative assessment focuses on management strength, market position, competitive environment, and financial flexibility. Our quantitative assessment focuses on historical operating results, calculation of various credit ratios and an expected future outlook. With the exception of the High Yield Fund, the Fixed Income Funds generally invest in all categories of investment grade fixed income securities, but emphasize the higher quality securities in this spectrum (those with a credit rating of AA and above.) Our fixed income strategies combine judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, quality and coupon segments and specific fixed income securities.

Emerging Markets Equity Fund

Objective
The Fund seeks to maximize total U.S. dollar return, consisting of capital appreciation and current income, while controlling risk.

Principal Strategies
The Fund intends to invest primarily in a portfolio of equity securities of issuers located in at least three emerging markets countries, which may be located in Asia, Europe, Latin America, Africa or the Middle East. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. The Fund is a non-diversified portfolio.

All selection decisions are undertaken relative to the Brinson Emerging Markets Normal Index, the benchmark against which the Fund measures its portfolio.

Normally, the Fund invests at least 65% of its assets in the equity securities of issuers in emerging markets or securities on which the return is derived from the equity securities of issuers in emerging markets, such as equity swap contracts and equity index swap contracts.

Up to 35% of the Fund's assets may be invested in higher-yielding, lower-rated bonds. The Fund may invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside of the United States.

The Fund's Principal Risks Include:
*  Foreign Country and Currency Risks
*  Geographic Concentration Risk
*  Market Risk
*  High Yield Risk
*  Diversification Risk

(Additional information is included in the "Risk Considerations" section.)

Emerging Markets
The World Bank and other international agencies consider a country to be an "emerging markets" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Non-Diversified Portfolio
Invests most of its assets in a smaller number of issuers, resulting in more potential volatility than diversified portfolios. Gains or losses on a single security or issuer within the portfolio will, therefore, have a greater impact on a fund's net asset value.

Lower-Rated Bonds
Bonds rated in the lower rating categories of Moody's and S&P, including securities rated:
 . Ba or lower by Moody's or
 . BB or lower by S&P (''high yield securities'').

Brinson Emerging Markets Normal Index
Constructed by Brinson Partners, this index is designed to minimize country specific risk while providing regional exposure similar to the Morgan Stanley Capital International Emerging Markets (Free) Index (MSCI-EMF), a market capitalization weighted benchmark.


Fund Performance
No performance quoted as the Fund commenced operations on (date).

Emerging Markets Debt Fund

Objectives
The Fund seeks to maximize total U.S. dollar return, consisting of capital appreciation and current income, while controlling risk.

Principal Strategies
The Fund intends to invest primarily in a portfolio of debt securities of issuers located in at least three emerging markets countries, which may be located in Asia, Europe, Latin America, Africa or the Middle East. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. The Fund is a non-diversified portfolio.

All selection decisions are undertaken relative to the J.P. Morgan Emerging Markets Bond Index Plus, the benchmark against which the Fund measures its portfolio.

Normally, the Fund invests at least 65% of its total assets in debt securities issued by:
* Governments
* Government-related entities (including participations in loans between governments and financial institutions)
* Corporations
* Entities organized to restructure outstanding debt of issuers in emerging markets

The Fund also invests in debt securities on which the return is derived primarily from other emerging market instruments, such as interest rate swap contracts and currency swap contracts. The Fund may invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States.

A substantial amount of the assets of the Fund may be invested in higher-yielding, lower-rated bonds.

The Fund's Principal Risks Include:
* High Yield Risk
* Interest Rate Risk
* Foreign Country and Currency Risks
* Geographic Concentration Risk
* Diversification Risk

  (Additional information is included in the "Risk Considerations" section.)

Emerging Markets
The World Bank and other international agencies consider a country to be an "emerging markets" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Non-Diversified Portfolio
Invests most of its assets in a smaller number of issuers, resulting in more potential volatility than diversified portfolios. Gains or losses on a single security or issuer within the portfolio will, therefore, have a greater impact on a fund's net asset value.

Lower-Rated Bonds
Bonds rated in the lower rating categories of Moody's and S&P, including securities rated:
 . Ba or lower by Moody's or
 . BB or lower by S&P (''high yield securities'').

J.P. Morgan Emerging Markets Bond Index Plus
Comprised of external-currency-denominated emerging markets debt, including Brady Bonds, loans, Eurobonds and local market instruments.


Fund Performance
No performance quoted as the Fund commenced operations on (date).

Risk Considerations

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:
* The investment objective
* The Fund's ability to achieve its objectives
* The markets in which the Fund invests
* The investments the Fund makes in those markets
* Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and potentially prevent a Fund from achieving its objectives.

Counterparty Risk
The risk that when a Fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to complete the transaction may cause the Fund to incur a loss or to miss an opportunity to obtain a price believed to be advantageous.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

Derivative Risk
The risk that downward price changes in a security may result in a loss greater than a Fund's investment in the security. This risk exists through the use of certain securities or techniques that tend to magnify changes in an index or market.

Diversification Risk
The risk that a non-diversified Fund will be more volatile than a diversified Fund because it invests more of its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified Fund's net asset value.

Foreign Country and Currency Risks
The risk that prices of a Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

On January 1, 1999, the European Monetary Union (the "EMU") introduced a new single currency, the Euro, which will replace the national currencies of participating member nations. If a Fund holds investments in nations with currencies replaced by the Euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting, will be impacted. Although it is not possible to fully predict the impact of the Euro on a Fund, the transition and the elimination of currency risk among nations participating in the EMU may change the economic environment and behavior of investors, particularly in European markets.

Geographic Concentration Risk
The risk that if a Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

High Yield Risk
The risk that bonds with ratings of BB (S&P) or Ba (Moody's) or below are subject to greater credit risk than investment grade bonds. These securities are considered to be of poor standing and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure. Also called "high yield bonds" or "junk bonds."

Interest Rate Risk
The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of a Fund's securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

Market Risk
The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

Prepayment Risk
The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

Small Company Risk
The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

Both the Emerging Markets Debt Fund and the Emerging Markets Equity Fund are subject to the above risks, with the exception of "Small Company Risk," which only applies to the Emerging Markets Equity Fund.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the UBS Investment Funds Class of shares.

Shareholder Transaction Fees
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases    None

Emerging Markets Equity Fund:
  Purchase/Redemption Transaction Fee      1.50%*

Emerging Markets Debt Fund:
  Purchase Transaction Fee                 0.75%*

*These transaction charges are paid to the Funds and used by them to defray transaction costs associated with the purchase and sale of securities by the Funds.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, expressed as a % of average net assets)

                                                                                                              Total Fund
                                                                                            Amount             Operating
                                                                            Gross       of Fee Waiver          Expenses
                                                                          Operating         and/or         (after fee waiver
                               Management      12b-1         Other         Expenses         Expense         and/or expense
UBS Investment Funds Class       Fees/1/     Expenses/2/   Expenses/1/   06/30/98/1/    Reimbursement/1/   reimbursement)/1/
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity           1.10%         0.85%        0.50%         2.45%              0.00%              2.45%
Emerging Markets Debt             0.65%         0.75%        0.50%         1.90%              0.00%              1.90%

(1) The Advisor has agreed irrevocably to permanently waive its fees and reimburse certain expenses so that total operating expenses, with the exception of 12b-1 expenses, for the Funds will not exceed 1.60% and 1.15%, respectively. The fees and expenses noted for both Funds are based on estimates.

(2) For the purposes of this Table, "12b-1 Expenses" is comprised of an asset-based charge of up to 0.65% of average daily net assets and a service fee of 0.25% of average daily net assets for the UBS Investment Funds class of shares for each Fund (see "Distribution Arrangements" at page 16). The Funds and the Underwriter have agreed to limit aggregate distribution fees so as not to exceed 0.85% and 0.75% of the average daily net assets of the Emerging Markets Equity Fund and Emerging Markets Debt Fund, respectively.

Under the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the UBS Investment Funds class of shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD. This amount also includes service fees.

Expense Example

This example is intended to help you compare the cost of investing in the UBS Investment Funds Class of shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                   1 year  3 years  5 years   10 years
----------------------------------------------------------------------
Emerging Markets Equity Fund         $546   $1,061   $1,604    $3,084
Emerging Markets Debt Fund           $266   $  667   $1,094    $2,280

Investment Advisor

Brinson Partners Inc., an investment management firm primarily for institutional accounts, is the investment advisor for the Brinson Funds, as well as for nine other investment companies. Brinson Partners Inc. and its predecessor entities have operated under the same investment philosophy and senior management for over 18 years. Offices are located worldwide:

Bahrain     Geneva      New York         Sydney
Basel       Hong Kong   Paris            Tokyo
Chicago     London      Rio de Janeiro   Zurich
Frankfurt   Melbourne   Singapore

As of December 31, 1998, Brinson Partners Inc. had total assets under management of approximately $297 billion. Brinson Partners is a wholly-owned subsidiary of UBS AG (formed by the merger of Union Bank of Switzerland and Swiss Bank Corporation).

Advisory Fees

The following chart shows the investment advisory fees payable to Brinson Partners Inc., before fee waivers, by each Fund during its last fiscal year.

Management Fees Paid
(expressed as a percentage of average net assets)

Emerging Markets Equity Fund    1.10%
Emerging Markets Debt Fund      0.65

The Advisor has irrevocably agreed to waive its fees and reimburse certain expenses so that the total operating expenses, with the exception of 12b-1 expenses, of the UBS Investment Funds Class of shares will not exceed the following amounts for each of the respective Funds:

Emerging Markets Equity Fund    1.60%
Emerging Markets Debt Fund      1.15

Portfolio Management

Investment decisions for the Funds are made by an investment management team at Brinson Partners. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.

Year 2000 Issue

Some computer systems will be unable to recognize dates after December 31, 1999. The Funds' securities trades, pricing and accounting services and other operations could be adversely affected by the defects in computer systems utilized by Brinson Partners, or the custodian and transfer agent. Brinson Partners is taking steps that it believes are reasonably designed to identify any potential problems with the computer systems it uses. The Funds' other service providers have told Brinson Partners that they are taking comparable steps. Brinson Partners does not believe that the Year 2000 issue will have a material adverse effect on its business operations or results of operations.

The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by one or more Funds. This is particularly true in emerging markets, which have been reported not to be as prepared as domestic companies and markets for Year 2000. The Year 2000 issue also could cause improperly functioning trading systems in emerging markets which could cause settlement and liquidity problems. At this point, the Funds cannot predict the impact on their portfolios of Year 2000 problems in such markets.

Portfolio Turnover

The Funds generally intend to purchase securities for long-term investment. Portfolio turnover rates are not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. It may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

Brinson Partners, Inc.
209 South LaSalle St.
Chicago, Il 60604

Prior Performance of Advisor

The following table sets forth the Advisor's composite performance data relating to the historical performance of institutional private accounts managed by the Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the various Funds. The data is provided to illustrate the past performance of the Advisor in managing investment portfolios which are substantially similar to each of the applicable Funds as measured against specified market indices. This performance presentation includes certain composites of Brinson Partners, Inc. and certain composites of UBS Brinson New York (formerly UBS Asset Management New York). These two firms are now part of one organization as a result of a business combination on June 30, 1998. The portfolio management process and performance measurement are distinct for the two entities through June 30, 1998. The performance data of each of the Brinson Funds is also included in the table.

UBS Brinson (the Firm) has prepared and presented this report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS/TM/). AIMR has not been involved with the preparation or review of this report. A list of all Firm composites is available upon request. The Firm is defined as all portfolios managed and administered from UBS Brinson's Chicago and New York offices. The effective date of Firm compliance is January 1, 1993; certain terminated accounts are not included prior to that date.

Composites consisting of more than one portfolio are asset weighted by beginning-of-period asset values. Investment results for both the Funds and the composites are time-weighted performance calculations representing total return, and are calculated in a manner consistent with the U.S. Securities and Exchange Commission's ("SEC") method of calculating returns. Returns are calculated using geometric linking of monthly returns. Composites are valued at least monthly, taking into account cash flows. All realized and unrealized capital gains and losses, as well as all dividends and interest from investments and cash balances, are included. Investment transactions are accounted for on a trade date basis with the exception of selected equity accounts. Prior to January 1996, settlement date accounting was used in these accounts, with trade date accrual used subsequent to that date. Total returns exclude the impact of advisor fees, custodial fees, and any other administrative expenses and the impact of any income taxes an investor might have incurred as a result of taxable ordinary income and capital gains realized by the account. Investment returns will be reduced by fees and other expenses incurred. Investment advisory fees are described in Part II of Form ADV. Upon request, we will furnish information showing the effect an investment advisory fee would have had on performance; Due to the graduated nature of fees, as account size increases, the annual percentage fee will decline.

Results include all actual fee-paying, discretionary client portfolios including those clients no longer with the Firm. Portfolios are included in the composite beginning with the first full month of performance to the present or to the cessation of the client's relationship with the Firm. No alterations of composites as presented here have occurred due to changes in personnel.
Accounts of all sizes are included in composite performance and no minimum account relationship size was set for inclusion in the composites as the account size does not impact portfolio management style. The composites are not subject to certain expenses, investment limitations, diversification requirements and restrictions to which the Funds are subject and which are imposed by the Investment Company Act of 1940 (the "Act") and the Internal Revenue Code of 1986, as amended. Had such expenses, limitations, requirements and restrictions been applicable to the composites, the performance results would have been adversely affected. The composite's performance presented does not represent the historical performance of the Funds and should not be interpreted as indicative of future performance of the Funds.

                                                                        Annualized Returns
                                                 One Year    Two Years    Three Years    Five Years    Ten Years
----------------------------------------------------------------------------------------------------------------
Brinson Emerging Markets
   Equity Portfolio/1, 2/                         -24.71       -18.20        -10.19          NA            NA
MSCI Emerging Markets (Free) Index/3/             -25.34       -18.75        -11.21          NA            NA
Brinson Emerging Markets Normal Index/3/          -10.76       -13.05         -5.87          NA            NA
----------------------------------------------------------------------------------------------------------------
Brinson Emerging Markets Debt Portfolio/1, 2/     -13.99         1.25         13.97          NA            NA
JP Morgan EMBI+/3/                                -14.35        -1.61         10.48          NA            NA
----------------------------------------------------------------------------------------------------------------

FOOTNOTES:

(1) The Portfolio is a composite of funds substantially similar to the Fund to which the Portfolio is being compared. Performance figures for the Advisor composites are net of advisory fees and all expenses. Advisory fees are determined by applying the highest fee schedule as of December 31, 1998. Performance figures for the composites gross of fees are:

                                                                        Annualized Returns
                                                 One Year    Two Years    Three Years    Five Years    Ten Years
----------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio                 -22.51       -16.00        -7.99           NA            NA
Emerging Markets Debt Portfolio                   -12.76        -1.61        10.48           NA            NA

(2) For additional Fund disclosure, see Appendix A on page 17 of this prospectus.

(3) Morgan Stanley Capital International (MSCI) Emerging Markets (Free) Index is a market capitalization weighted index which captures 60% of a country's total capitalization while maintaining the overall risk structure of the market. Stocks are included at their full market capitalization weight, and the index reflects actual buyable opportunities for the non-domestic investor. Brinson Emerging Markets Normal Index is an unmanaged index compiled by the Advisor that is constructed to minimize specific country risk while providing regional exposure similar to the MSCI Emerging Markets (Free) Index. J.P. Morgan Emerging Markets Bond Index Plus (EMBI+) is comprised of external-currency-denominated emerging markets debt, including Brady Bonds, loans, Eurobonds and local market instruments.


Pricing of Fund Shares

The UBS Investment Funds Class of shares are bought and sold at net asset value
(NAV), which is calculated as of the close of business on each day that the New York Stock Exchange (NYSE) is open (currently 4:00 p.m. Eastern time). A Fund's securities are valued based on the last sale price or, where market quotations are not readily available, are based on fair value as determined in good faith by the Trust's board of trustees.

Foreign securities are valued at their closing prices on the exchange on which they are traded. The resulting values are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

How the Funds Calculate NAV
The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.


Purchase and redemption orders for shares received by the close of regular trading (currently 4:00 p.m., Eastern time) are priced according to the NAV determined on that day. Purchase and redemption orders received after the close of trading are priced according to the next determined price per share. The Funds reserve the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.

Purchasing Shares

The minimum initial investment for Fund shares is $25,000 (including IRAs). Subsequent investments for the Fund shares will be accepted in minimum amounts of $5,000 (including IRAs). The Funds reserve the right to vary the investment minimums and impose minimums for additional investments at any time. In addition, UBS Investment Funds may waive the minimum initial investment requirement for any investor at its discretion. Purchases may be made in one of the following ways:


By Telephone

Call 1-800-794-7753 to arrange for a telephone transaction.

If you want to make future transactions (e.g., purchasing additional shares, redeeming or exchanging shares) by telephone, you will need to elect this option either on the initial application or subsequently in writing.

Complete and sign an application for the UBS Investment Funds Class of shares.

By Mail

Make your check payable to "UBS Investment Funds -- ____________."

If you are adding to your existing account, enclose the remittance portion of your account statement and include the amount of investment, account name and number.

Mail your application and/or check to:
UBS Investment Funds
c/o Transfer Agent
P.O. Box 2798
Boston, MA 02208-2798

By Wire

If you are opening a new account, call the Funds at 1-800-794-7753 to arrange for a wire transaction.

Then wire federal funds to:

The Chase Manhattan Bank
ABA#021000021
DDA#9102-783504
FBO: "UBS Investment Funds - _________" and include your name and new account number.

Complete and sign an application for UBS Investment Funds Class of shares and mail immediately following the initial wire transaction to:
UBS Investment Funds
c/o Transfer Agent
P.O. Box 2798
Boston, MA 02208-2798

If you are adding to your existing account, you do not need to call the Funds to arrange for a wire transaction, but be sure to include your name and account number.

Through Financial
Institutions/
Professionals

In some cases, the Funds have entered into one or more Sales Agreements with brokers, dealers or financial institutions (banks and bank trust departments) (each an "Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a "Sub-designee"), may accept purchase and redemption orders that are in "good form" on behalf of the Funds. A Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee accepts the order. Such orders will be priced at the Fund's net asset value next computed after such order is accepted. These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase. These fees would not be otherwise charged if you purchase shares directly from the Funds. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders with payments to the Funds.

Telephone orders are accepted from broker-dealers or service organizations if they have been previously approved by the Funds.

Brinson Partners, or its affiliates, may, from its own resources, compensate broker-dealers or other financial intermediaries ("Service Providers") for services performed with respect to the UBS Investment Fund's shares. These services may include marketing, shareholder servicing, recordkeeping and/or other services. Payments made for any of these purposes may be made from Brinson Partners' revenues, its profits or any other sources available. When these service arrangements are in effect, they are generally made available to all qualified Service Providers.

The Funds will not accept a check endorsed over by a third party. The Funds reserve the right to reject any purchase order and to suspend the offering of shares of the UBS Investment Funds. This includes purchase orders that, in the reasonable belief of the Funds have been made by market timers or short-term traders.

You will be subject to a 1.50% transaction charge in connection with your purchase of shares of the Emerging Markets Equity Fund and a 0.75% transaction charge in connection with your purchase of shares of the Emerging Markets Debt Fund. Shares of the Funds are sold at a price which is equal to the NAV of such shares, plus the transaction charge. The transaction charges do not apply to the reinvestment of dividends or capital gain distributions. The transaction charges are paid to the Funds and used by them to defray the transaction costs associated with the purchase and sale of securities within the Funds.

Exchanging Shares
You can exchange your UBS Investment Funds Class of shares for UBS Investment Funds Class of shares of other Funds. Exchanges will not be permitted between the UBS Investment Funds Class of shares and either the Brinson Funds--Class N shares or the Brinson Funds--Class I shares.

Under certain circumstances, the Funds may:
* Limit the number of exchanges between Funds
* Reject a telephone exchange order
* Modify or discontinue the exchange privilege upon 60 days' written notice

Exchanged Funds are subject to the minimum initial investment requirement. The procedures that apply to redeeming shares also apply to exchanging shares. An exchange is the sale of shares of one fund and purchase of shares of another and could result in taxable gain or loss in a non-tax sheltered account.

Account Options
The following account options are available. There are no charges for the programs noted below and you may change or terminate these plans at any time by written notice to the Funds. For information about participating in these account options, call the transfer agent at 1-800-794-7753.


Automatic Investment Plan

Through this option, money can be electronically deducted from your checking, savings or bank money market accounts and invested in the Funds each month or quarter.

Complete the Automatic Investment Plan Application, which is available upon request by calling 1-800-794-7753, and mail it to the address indicated.

The initial $25,000 minimum investment still applies, however, subsequent investments can be a minimum of $5,000.

The Funds may alter or terminate the Automatic Investment Plan at any time.


Systematic Withdrawal Plan

If you have a minimum of $25,000 in your account, you may direct the transfer agent to make payments to you (or anyone you designate) regularly, monthly, quarterly or semi-annually.

Withdrawals are drawn from share redemptions and must be a minimum of $1,000 per payment. Under the Systematic Withdrawal Plan (SWP), you must elect to have dividends and distributions automatically reinvested in additional Fund shares.

The Funds may terminate any SWP if the value of the account falls below $1,000 due to share redemptions or an exchange of shares for shares of another UBS Investment Fund.


Individual Retirement Account

You may open an IRA, a tax-deferred retirement account, with the Funds if you are under age 70 1/2. The minimum purchase requirement for an IRA is $25,000.

Redeeming Shares

Your shares will be redeemed at the NAV next calculated after your order is received by the Funds' transfer agent in good order. Your order will be processed promptly and you will generally receive the proceeds within five business days.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed once the check clears, which may take up to 15 days.

The Funds reserve the right to pay redemptions "in kind" (i.e., payment in securities rather than in cash) if the amount you are redeeming is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

You will be subject to a 1.50% transaction charge in connection with each redemption of shares of the Emerging Markets Equity Fund. Redemption requests for the Emerging Markets Equity Fund are paid at NAV less the transaction charge. Redemptions which are made in kind with securities are not subject to the transaction charge.

Minimum Balances
Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to involuntarily redeem shares in any Fund account for their then current net asset value if at any time your total investment does not have a value of at least $1,000 as a result of redemptions and not due to changes in the asset value of the Fund.

You will be notified if your account drops below the required minimum and will be allowed at least 60 days to bring the value of the account up to the minimum before the redemption is processed. The Fund will promptly pay you the NAV for such a redemption.

You may redeem some or all of your shares any day the NYSE is open for business by doing one of the following (if you have any questions, call the transfer agent at 1-800-794-7753).


By Telephone

If you have chosen the telephone redemption privilege on the initial application or subsequently arranged in writing, you may call 1-800-794-7753 to redeem shares.


By Mail

Shareholders may sell shares by making a written request to: P.O. Box 2798 Boston, MA 02208-2798

Include signatures of all persons required to sign for transactions, exactly as their name appears on the account application.

To protect your account from fraud, the Funds may require a signature guarantee for certain redemptions (see "Signature Guarantees" below).


By Bank Wire

If you have chosen the wire redemption privilege on the initial application or subsequently arranged in writing, you may request the Funds to wire your proceeds to a predesignated bank account.

Call 1-800-794-7753.

Wire redemption requests must be received by the transfer agent by 4:00 p.m. Eastern time for money to be wired the next business day.


Through Financial
Institutionals/
Professionals

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

Redemption requests should be accompanied by the Fund's name, your Fund account number and the dollar amount or number of shares to be redeemed. The Fund will mail a check to your account address or, if you have elected the wire redemption privilege, the Fund will wire the proceeds to your bank.

Signature Guarantees
To protect your account from fraud, the Fund and its agent may require a signature guarantee for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information.

Telephone Transactions
You may give up some level of security by choosing to buy or sell shares by telephone, rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If they do not employ these procedures, the Funds or the transfer agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Transfer of Securities
Under certain circumstances, investors may be permitted to purchase Fund shares by transferring securities to a separate Fund that meets the original Fund's investment objective and policies. (Please see the Statement of Additional Information for more information.)


Dividends and Distributions

Each Fund passes most of its net investment income along to investors in the form of distributions. All shareholders of a Fund are entitled to a proportionate share of the Fund's net income and realized capital gains on its investments.

Net investment income for all of the Funds consists of all dividends and interest received, less expenses (including fees payable to the Advisor and its affiliates).

Dividends from net investment income are declared, and paid, by each Fund semi-annually - in June and December. In December, the Funds will distribute substantially all of their net long-term capital gains and any undistributed net short-term capital gains realized during the one year period commencing November 1 (or date of the creation of the Fund, if later) and ending October 31. At the same time, the Funds will distribute all of their net investment income earned through the end of December and not previously distributed as ordinary (not capital) income.

Dividends and other distributions paid on each class of shares of a Fund are calculated at the same time and in the same manner. Dividends on each class might be affected differently by the allocation of other class-specific expenses.

Unless you notify the transfer agent in writing that you elect to receive your income dividends and capital gain distributions in cash, all will be reinvested automatically in additional Fund shares of the same class of a Fund. Distribution options may be changed at any time by requesting a change in writing. Dividends are reinvested on the reinvestment date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.

Tax Considerations

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax advisor about federal, state and local tax considerations.

In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you invest your distributions in additional shares of a Fund or receive them in cash. Any capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. The rate of tax will generally depend on how long the Fund held the securities on which it realized the gains.

It is expected that distributions from the Emerging Markets Debt Fund will consist primarily of ordinary income as a result of its investment objective and strategies.

When you sell or exchange your shares of a Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Ex-U.S. investors may be subject to U.S. withholding and estate tax.

If any of the following situations apply to you, the Funds will be required by the IRS to withhold 31% of your taxable distributions:
* you do not provide your correct taxpayer identification number, or
* you do not certify that such number is correct, or
* if the IRS instructs the Fund to do so

Shareholders will be advised annually of the source and the tax status of all Fund distributions for federal income tax purposes.

Buying a Dividend
If you buy shares in a Stock Fund just before the Fund makes any distribution, or if you buy shares in any Bond Fund or Tax-Exempt Fund just prior to a capital gain distribution, you will receive some of the purchase price back in the form of a taxable distribution.


Distribution Arrangements

The Funds have adopted a distribution plan under rule 12b-1 of the Investment Company Act of 1940 to compensate Brinson Partners, Funds Distributor Inc. (FDI) and others for distributing and promoting sales of the UBS Investment Funds Class of shares. Annual fees paid under the plan may not exceed 0.90% of the average daily net assets (0.25% of which are service fees to be paid by the Funds to FDI, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each UBS Investment Fund's Class of shares. The plan provides, however, that the aggregate distribution fees for each respective Fund shall not exceed the following maximum amounts for the 1999 fiscal year:

Emerging Markets Equity Fund       0.85%
Emerging Markets Debt Fund         0.75

Because these distribution and service fees are paid out of the assets of each share class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Multiple Classes

The Funds are a series of The Brinson Funds, a Delaware business trust, and currently offer three classes of shares: the Brinson Funds-Class I, Brinson Funds-Class N and UBS Investment Funds Class of shares.

Appendix A

                                                              As of December 31, 1998
Brinson Partners, Inc.                Number of Accounts       Assets        Percentage of     Highest Annual
Composite Name                           per Composite      ($ millions)      Firm Assets      Fee on Assets
-------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio              1                 401              0.4               1.10%

Emerging Markets Debt Portfolio                1                 398              0.4               0.65%

The composites presented in this report are single entity composites or the assets of a single client. As such, internal dispersion for all periods is zero and is not presented in this report. AIMR-PPS (TM) states that pooled funds, including unit trusts (or collective funds) may be treated as separate composites. As such, this report presents the composite performance results of collective funds only and does not include separately managed accounts. Composites for separately managed accounts are available upon request.

Historical Annual Returns (as of December 31 each year)

Name                                     1998       1997        1996        1995        1994
--------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio       -23.74%    -11.81%      9.12%      -6.34%*       NA

Emerging Markets Debt Portfolio         -13.47%     19.35%     45.00%      17.63%*       NA


*Represents partial-year performance.  Returns are not annualized.

For More Information

More information on the UBS Investment Funds is available free upon request:

Shareholder Reports
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement Of Additional Information (SAI)
The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered part of) this prospectus.


TO OBTAIN INFORMATION:

By Telephone
Call 1-800-794-7753

By Mail
UBS Investment Funds
P.O. Box 2798
Boston, MA 02208-2798

By Email
fulfill@fdinet.com

On The Internet
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

   SEC: http://www.sec.gov

   Brinson Partners: http://www.ubsbrinson.com


Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's public reference room in Washington, DC (phone 1-800-SEC-0330). Or, you can obtain copies of this information by sending a request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009.

The Funds are series of The Brinson Funds.
Registration number: 811-6637

                               THE BRINSON FUNDS

                                  GLOBAL FUND
                              GLOBAL EQUITY FUND
                               GLOBAL BOND FUND
                              U.S. BALANCED FUND
                               U.S. EQUITY FUND
                     U.S. LARGE CAPITALIZATION EQUITY FUND
                     U.S. LARGE CAPITALIZATION GROWTH FUND
                     U.S. SMALL CAPITALIZATION GROWTH FUND
                                U.S. BOND FUND
                                HIGH YIELD FUND
                         GLOBAL (EX-U.S.) EQUITY FUND
                         EMERGING MARKETS EQUITY FUND
                          EMERGING MARKETS DEBT FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 3, 1999

          The Brinson Funds (the "Trust") currently offers thirteen separate series, each with its own investment objective and policies. The Trust also offers three classes of shares for each series - the Brinson Fund-Class I, the Brinson Fund-Class N and the UBS Investment Funds class. Information concerning the Brinson Fund-Class I of each series is included in a separate Prospectus dated May 3, 1999. Information concerning the Brinson Fund-Class N of each series is included in a separate Prospectus dated May 3, 1999. Information concerning the UBS Investment Funds class of shares of each series is included in a separate Prospectus dated May 3, 1999. This Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the current Prospectuses of the Trust. Much of the information contained herein expands upon subjects discussed in the Prospectuses. No investment in shares should be made without first reading the applicable Prospectus. A copy of each Prospectus and the Annual Report may be obtained without charge from the Trust at the addresses and telephone numbers below.

UNDERWRITER:                            ADVISOR:

Funds Distributor, Inc.                 Brinson Partners, Inc.
60 State Street, Suite 1300             209 South LaSalle Street
Boston, MA  02109                       Chicago, IL  60604-1295
1-800-448-2430 (Brinson Fund-Class I    1-800-448-2430 (Brinson Fund-Class I and
and Brinson Fund-Class N)               Brinson Fund-Class N)
1-800-794-7753 (UBS Investment Funds    1-800-794-7753 (UBS Investment Funds
class)                                  Class)

     The Annual Reports dated June 30, 1998 and the Annual Reports and Semi-Annual Reports dated December 31, 1998 to shareholders of the Trust's series are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing in each of the Annual Reports are incorporated by reference into (legally made a part of) this SAI. The unaudited financial statements of the series (except for the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, High Yield Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund, which had not commenced operations as of the time period indicated) appearing in their Semi-Annual Reports also are incorporated by reference into this SAI.

                               TABLE OF CONTENTS

   ...........................................................................
GENERAL INFORMATION ABOUT THE TRUST...........................................   5
     Diversified Status.......................................................   5
     General Definitions......................................................   5
INVESTMENT STRATEGIES.........................................................   6
INVESTMENTS RELATING TO ALL FUNDS.............................................   6
     Cash and Cash Equivalents................................................   6
     Repurchase Agreements....................................................   7
     Reverse Repurchase Agreements............................................   7
     Borrowing................................................................   8
     Loans of Portfolio Securities............................................   8
     Swaps....................................................................   8
     Futures..................................................................   9
     Options..................................................................  10
     Index Options............................................................  13
     Special Risks of Options on Indices......................................  13
     Rule 144A and Illiquid Securities........................................  14
     Other Investments........................................................  14
INVESTMENTS RELATING TO THE GLOBAL FUND, GLOBAL EQUITY FUND, U.S. BALANCED
FUND, U.S. EQUITY FUND, U.S. LARGE CAPITALIZATION FUND, U.S. LARGE
CAPITALIZATION GROWTH FUND, U.S. SMALL CAPITALIZATION GROWTH FUND, GLOBAL
(ex-U.S.) EQUITY FUND AND EMERGING MARKETS EQUITY FUND..........................14
     Equity Securities..........................................................15
INVESTMENTS RELATING TO THE GLOBAL FUNDS, U.S. LARGE CAPITALIZATION GROWTH
FUND, U.S. SMALL CAPITALIZATION GROWTH FUND, HIGH YIELD FUND, GLOBAL (ex-U.S.)
EQUITY FUND, EMERGING MARKETS EQUITY FUND AND EMERGING MARKETS DEBT FUND......  14
     Foreign Securities.......................................................  15
     Forward Foreign Currency Contracts.......................................  16
     Options on Foreign Currencies............................................  16
     Short Sales..............................................................  17
INVESTMENTS RELATING TO THE GLOBAL FUND, GLOBAL BOND FUND, U.S. BALANCED FUND,
U.S. BOND FUND, HIGH YIELD FUND, EMERGING MARKETS EQUITY FUND AND EMERGING
MARKETS DEBT FUND.............................................................  18
     Lower Rated Debt Securities..............................................  18
     Pay-In-Kind Bonds........................................................  19
     Convertible Securities...................................................  19
     When-Issued Securities...................................................  19
     Mortgage-Backed Securities and Mortgage Pass-Through Securities..........  20
     Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage
          Investment Conduits ("REMICs")......................................  22
     Other Mortgage-Backed Securities.........................................  22
     Asset-Backed Securities..................................................  23
     Zero Coupon and Delayed Interest Securities..............................  25
INVESTMENTS RELATING TO THE GLOBAL FUND, HIGH YIELD FUND, EMERGING MARKETS
EQUITY FUND AND EMERGING MARKETS DEBT FUND....................................  26
     Emerging Markets Investments.............................................  26
     Risks of Investing in Emerging Markets...................................  28
     Investments in Russian Securities........................................  29
     Investments in Affiliated Investment Companies...........................  30
INVESTMENT RESTRICTIONS.......................................................  31
MANAGEMENT OF THE TRUST.......................................................  33
     Trustees and Officers....................................................  33
     Compensation Table.......................................................  35
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................  36

INVESTMENT ADVISORY AND OTHER SERVICES......................................    45
     Advisor................................................................    45
     Administrator..........................................................    50
     Independent Auditors...................................................    54
     Underwriter............................................................    54
     Distribution Plan......................................................    55
     Code of Ethics.........................................................    57
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS............................    57
     Portfolio Turnover.....................................................    60
SHARES OF BENEFICIAL INTEREST...............................................    61
PURCHASES...................................................................    62
     Exchanges of Shares....................................................    63
     Transfer of Securities.................................................    64
     Net Asset Value........................................................    64
REDEMPTIONS.................................................................    65
TAXATION....................................................................    67
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................    68
PERFORMANCE CALCULATIONS....................................................    69
     Total Return...........................................................    69
     Yield..................................................................    72
FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT AUDITORS....................    73
CORPORATE DEBT RATINGS --- APPENDIX A.......................................   A-1

GENERAL INFORMATION ABOUT THE TRUST

     The Brinson Funds (the "Trust"), 209 South LaSalle Street, Chicago, Illinois 60604-1295, is an open-end management investment company which currently offers shares of thirteen series representing separate portfolios of investments: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund, Global (ex-U.S.) Equity Fund (formerly, the Non-U.S. Equity Fund), Emerging Markets Equity Fund and Emerging Markets Debt Fund. The Trust currently offers three classes of shares for each Series: the Brinson Fund-Class I, Brinson Fund-Class N and UBS Investment Funds class of shares. The Brinson Fund-Class I shares of each Series, which are designed primarily for institutional investors, have no sales charges and are not subject to annual 12b-1 plan expenses. The Brinson Fund-Class N shares, which are available exclusively to 401(k) participants, have no sales charges, but are subject to annual 12b-1 plan expenses of 0.25% of average daily net assets of the respective Series. The UBS Investment Funds class of shares of each Series have no sales charges, but are subject to annual 12b-1 expenses of up to a maximum of 0.90% of average daily net assets of the respective Series.

DIVERSIFIED STATUS

     Each of the Global Fund, Global Equity Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund and Global (ex-U.S.) Equity Fund are "diversified" as that term is defined in the Investment Company Act of 1940, as amended (the "Act"). Each of the Global Bond Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund are classified as "non-diversified" for purposes of the Act, which means that each Fund is not limited by the Act with regard to the portion of its assets that may be invested in the securities of a single issuer. To the extent that a non-diversified Fund makes investments in excess of 5% of its assets in the securities of a particular issuer, its exposure to the risks associated with that issuer is increased. Because each Fund may invest in a limited number of issuers, the performance of particular securities may adversely affect the performance of the Fund or subject the Fund to greater price volatility than that experienced by diversified investment companies.

GENERAL DEFINITIONS

     As used throughout this SAI, the following terms shall have the meanings listed:

     "Act" shall mean the Investment Company Act of 1940, as amended.

     "Advisor" or "Brinson Partners" shall mean Brinson Partners, Inc., which serves as the Funds' investment advisor.

     "Board" shall mean the Board of Trustees of the Trust.

     "Code" shall mean the Internal Revenue Code of 1986, as amended.

     "Funds" or "Series" shall mean collectively the Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund, Global (ex-U.S.) Equity Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund (or individually, a "Fund" or a "Series").

     "Global Funds" shall mean collectively the Global Fund, Global Equity Fund, Global Bond Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund (or individually, as the "Global Fund").

     "Moody's" shall mean Moody's Investors Service, Inc.

     "SEC" shall mean the U.S. Securities and Exchange Commission.

     "S&P" shall mean Standard & Poor's Ratings Group.

     "Trust" shall mean The Brinson Funds, an open-end management investment company registered under the Act.

     "U.S. Funds" shall mean collectively the U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund and High Yield Fund.

     "1933 Act" shall mean the Securities Act of 1933, as amended.

INVESTMENT STRATEGIES

     The following discussion of investment techniques and instruments supplements and should be read in conjunction with the investment objectives and policies set forth in the Prospectuses of the Funds. The investment practices described below, except for the discussion of percentage limitations with respect to portfolio loan transactions and borrowing, are not fundamental and may be changed by the Board without the approval of the shareholders.

INVESTMENTS RELATING TO ALL FUNDS

     The following discussion applies to all Series.

CASH AND CASH EQUIVALENTS

     The Series may invest a portion of their assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency. When unusual market conditions warrant, a Series may make substantial temporary defensive investments in cash equivalents up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency (although such holdings may not constitute "cash or cash equivalents" for tax diversification purposes under the Code). When a Series invests for defensive purposes, it may affect the attainment of the Series' investment objective.

     Under the terms of an exemptive order issued by the SEC, each Series may invest cash (i) held for temporary defensive purposes; (ii) not invested pending investment in securities; (iii) that is set aside to cover an obligation or commitment of the Series to purchase securities or other assets at a later date;
(iv) to be invested on a strategic management basis (i-iv is herein referred to as "Uninvested Cash"); and (v) collateral that it receives from the borrowers of its portfolio securities in connection with the Series' securities lending program, in a series of shares of Brinson Supplementary Trust (the "Supplementary Trust Series"). Brinson Supplementary Trust is a private investment company which has retained Brinson Partners to manage its investments. The Trustees of the Trust also serve as Trustees of the Brinson Supplementary Trust. The Supplementary Trust Series will invest in U.S. dollar denominated money market instruments having a dollar-weighted average maturity of 90 days or less. A Series' investment of Uninvested Cash in shares of the Supplementary Series Trust will not exceed 25% of the Series' total assets. In the event that Brinson Partners waives 100% of its investment advisory fee with respect to a Series, as calculated monthly, then that Series will be unable to invest in the Supplementary Trust Series until additional investment advisory fees are owed by the Series.

REPURCHASE AGREEMENTS

     When a Series enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the Act to be collateralized loans by a Series to the seller secured by the securities transferred to the Series. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Series may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Series, would exceed 15% of the value of the net assets of the Series.

     In the event of bankruptcy or other default by the seller of the security under a repurchase agreement, a Series may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In such event, instead of the contractual fixed rate of return, the rate of return to a Series would be dependent upon intervening fluctuations of the market value of the underlying security and the accrued interest on the security. Although a Series would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform, the ability of a Series to recover damages from a seller in bankruptcy or otherwise in default would be reduced.

     Repurchase agreements are securities for purposes of the tax diversification requirements that must be met for pass-through treatment under the Code. Accordingly, each Series will limit the value of its repurchase agreements on each of the quarterly testing dates to ensure compliance with Subchapter M of the Code.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements involve sales of portfolio securities of a Series to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Series to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. A Series retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction, a Series will direct its custodian bank to place cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities in a segregated account of the Series in an amount equal to the repurchase price. Any assets held in any segregated accounts maintained by a Series with respect to any reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions shall be liquid, unencumbered and marked-to-market daily (any such assets held in a segregated account are referred to in this SAI as "Segregated Assets"), and such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

     A reverse repurchase agreement involves the risk that the market value of the securities retained by a Series may decline below the price of the securities the Series has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Series' use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Series and as such, are subject to the same investment limitations.

BORROWING

     The Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Series will not borrow money in excess of 33 1/3% of the value of its total assets. A Series has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Series shall, within three days thereafter (not including Sundays or holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Series will not pledge more than 10% of its net assets, or issue senior securities as defined in the Act, except for notes to banks and reverse repurchase agreements. Investment securities will not be purchased while a Series has an outstanding borrowing that exceeds 5% of a Series' net assets.

LOANS OF PORTFOLIO SECURITIES

     The Series may lend portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) a Series may call the loan at any time and receive the securities loaned; (3) a Series will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Bond Fund and Global (ex-U.S.) Equity Fund, respectively.

     Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, a Series will only enter into portfolio loans after a review of all pertinent factors by the Advisor under the supervision of the Board, including the creditworthiness of the borrower and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Advisor.

SWAPS

     The Series (except for the Global Equity Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, High Yield Fund and Global (ex-U.S.) Equity Fund) may engage in swaps, including but not limited to interest rate, currency and index swaps and the purchase or sale of related caps, floors, collars and other derivative instruments. A Series expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio's duration, to protect against any increase in the price of securities the Series anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

     Interest rate swaps involve the exchange by a Series with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

     The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

     The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If Brinson Partners is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Series will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to a swap defaults, a Series' risk of loss consists of the net amount of interest payments that the Series is contractually entitled to receive. Under Internal Revenue Service rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

     The equity swaps in which all aforementioned Series intend to invest involve agreements with a counterparty. The return to the Series on any equity swap contact will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. A Series will only enter into an equity swap contract on a net basis, i.e., the two parties' obligations are netted out, with the Series paying or receiving, as the case may be, only the net amount of the payments. Payments under the equity swap contracts may be made at the conclusion of the contract or periodically during its term.

     If there is a default by the counterparty to a swap contract, the Series will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, the Series will succeed in pursuing contractual remedies. The Series thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Advisor will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

     The Advisor and the Trust do not believe that the Series' obligations under swap contracts are senior securities and, accordingly, the Series will not treat them as being subject to its borrowing or senior securities restrictions. However, the net amount of the excess, if any, of a Series' obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of cash, U.S. government securities or other liquid assets having an aggregate market value at least equal to the accrued excess will be segregated in accordance with SEC positions. To the extent that a Series cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Series has valued the swap, the Series will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Series' total net assets.

FUTURES

     The Series may enter into contracts for the purchase or sale for future delivery of securities and indices. The Global Funds and the Global (ex-U.S.) Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund may also enter into contracts for the purchase or sale for future delivery of foreign currencies.

     A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Series of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Series incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. A Series may enter into futures contracts and engage in options transactions related thereto to the extent that not more than 5% of the Series' assets are required as futures contract margin deposits and premiums on options, and may engage in such transactions to the extent that obligations relating to such futures and related options on futures transactions represent not more than 25% of the Series' assets.

     When a Series enters into a futures transaction, it must deliver to the futures commission merchant selected by the Series an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Thereafter, a "variation margin" may be paid by the Series to, or drawn by the Series from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. The Series may also effect futures transactions through futures commission merchants who are affiliated with the Advisor or the Series in accordance with procedures adopted by the Board.

     The Series will enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, all of the Series may sell stock index futures in anticipation of or during a market decline to attempt to offset the decrease in market value of their common stocks that might otherwise result; and they may purchase such contracts in order to offset increases in the cost of common stocks that they intend to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

     While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

     The Series may enter into futures contracts to protect against the adverse affects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Series might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Series. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Series would increase at approximately the same rate, thereby keeping the net asset value of the Series from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Series could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Series could then buy debt securities on the cash market.

     To the extent that market prices move in an unexpected direction, a Series may not achieve the anticipated benefits of futures contracts or may realize a loss. For example, if a Series is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Series would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Series had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Series may be required to sell securities at a time when it may be disadvantageous to do so.

OPTIONS

     The Series may purchase and write call or put options on foreign or U.S. securities and indices and enter into related closing transactions, but will only engage in option strategies for non-speculative purposes.

     The U.S. Funds may invest in options that are listed on U.S. exchanges or traded over-the-counter and the Global Funds, the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and the Global (ex-U.S.) Equity Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Series' ability to effectively hedge its securities. The Series have been notified by the SEC that it considers over-the-counter options to be illiquid. Accordingly, a Series will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities.

     PURCHASING CALL OPTIONS - The Series may purchase call options on securities to the extent that premiums paid by a Series do not aggregate more than 20% of the Series' total assets. When a Series purchases a call option, in return for a premium paid by the Series to the writer of the option, the Series obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Series may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

     A Series may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Series will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Series will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although the Series will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Series may expire without any value to the Series, in which event the Series would realize a capital loss which will be short-term unless the option was held for more than one year.

     COVERED CALL WRITING - A Series may write covered call options from time to time on such portions of its portfolio, without limit, as Brinson Partners determines is appropriate in seeking to achieve the Series' investment objective. The advantage to a Series of writing covered calls is that the Series receives a premium which is additional income. However, if the security rises in value, the Series may not fully participate in the market appreciation.

     During the option period for a covered call option, the writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Series, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Series to write another call option on the underlying security with either a different exercise price or expiration date or both. A Series may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, the Series will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

     The Series will write call options only on a covered basis, which means that a Series will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Series would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     PURCHASING PUT OPTIONS - The Series may only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Series' total assets. A Series will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Series will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if, at the time the put was acquired, the security had not been held for more than one year.

     A put option purchased by a Series gives it the right to sell one of its securities for an agreed price up to an agreed date. The Series intend to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Series to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Series will lose the value of the premium paid. A Series may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     The Series may sell a put option purchased on individual portfolio securities. Additionally, the Series may enter into closing sale transactions.
A closing sale transaction is one in which a Series, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     WRITING PUT OPTIONS - The Series may also write put options on a secured basis which means that a Series will maintain in a segregated account with its custodian Segregated Assets in an amount not less than the exercise price of the option at all times during the option period. The amount of Segregated Assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Series. Secured put options will generally be written in circumstances where Brinson Partners wishes to purchase the underlying security for a Series' portfolio at a price lower than the current market price of the security. In such event, a Series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following the writing of a put option, a Series may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Series may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

INDEX OPTIONS

     The Series may purchase exchange-listed call options on stock and fixed income indices depending upon whether a Series is an equity or bond series and sell such options in closing sale transactions for hedging purposes. A Series may purchase call options on broad market indices to temporarily achieve market exposure when the Series is not fully invested. A Series may also purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

     In addition, the Series may purchase put options on stock and fixed income indices and sell such options in closing sale transactions for hedging purposes. A Series may purchase put options on broad market indices in order to protect its fully invested portfolio from a general market decline. Put options on market segments may be bought to protect a Series from a decline in value of heavily weighted industries in the Series' portfolio. Put options on stock and fixed income indices may also be used to protect a Series' investments in the case of a major redemption.

     The Series may also write (sell) put and call options on stock and fixed income indices. While the option is open, a Series will maintain a segregated account with its custodian in an amount equal to the market value of the option.

     Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The indices on which options are traded include both U.S. and non-U.S. markets.

SPECIAL RISKS OF OPTIONS ON INDICES

     The Series' purchases of options on indices will subject them to the risks described below.

     Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Series will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by a Series of options on indices is subject to Brinson Partners' ability to predict correctly the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

     Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, a Series would not be able to close out options which it had purchased and the Series may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

     If a Series holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall "out-of-the-money," the Series will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although a Series may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

RULE 144A AND ILLIQUID SECURITIES

     The Series may invest in securities that are exempt under Rule 144A from the registration requirements of the 1933 Act. Those securities purchased under Rule 144A are traded among qualified institutional investors.

     The Board has instructed Brinson Partners to consider the following factors in determining the liquidity of a security purchased under Rule 144A: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Although having delegated the day-to-day functions, the Board will continue to monitor and periodically review the Advisor's selection of Rule 144A securities, as well as the Advisor's determinations as to their liquidity. Investing in securities under Rule 144A could have the effect of increasing the level of a Series' illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a security under Rule 144A, however, the Board and Brinson Partners will continue to monitor the liquidity of that security to ensure that each Series has no more than 15% of its net assets in illiquid securities.

     The Series will limit investments in securities of issuers which the Series are restricted from selling to the public without registration under the 1933 Act to no more than 15% of the Series' net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid pursuant to a policy and procedures adopted by the Trust's Board which includes continuing oversight by the Board.

     If Brinson Partners determines that a security purchased in reliance on Rule 144A which was previously determined to be liquid, is no longer liquid and, as a result, the Series' holdings of illiquid securities exceed the Series' 15% limit on investment in such securities, Brinson Partners will determine what action shall be taken to ensure that the Series continue to adhere to such limitation, including disposing of illiquid assets which may include such Rule 144A securities.

OTHER INVESTMENTS

     The Board may, in the future, authorize a Series to invest in securities other than those listed in this SAI and in the Prospectuses, provided such investment would be consistent with that Series' investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Series.


INVESTMENTS RELATING TO THE GLOBAL FUND, GLOBAL EQUITY FUND, U.S. BALANCED FUND, U.S. EQUITY FUND, U.S. LARGE CAPITALIZATION EQUITY FUND, U.S. LARGE CAPITALIZATION GROWTH FUND, U.S. SMALL CAPITALIZATION GROWTH FUND, GLOBAL (EX-U.S.) EQUITY FUND AND EMERGING MARKETS EQUITY FUND

EQUITY SECURITIES

     The Series may invest in a broad range of equity securities of U.S. and non-U.S. issuers, including common stocks of companies or closed-end investment companies, preferred stocks, debt securities convertible into or exchangeable for common stock, securities such as warrants or rights that are convertible into common stock and sponsored or unsponsored American, European and Global depositary receipts ("Depositary Receipts"). The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. The Series, except for the U.S. Small Capitalization Growth Fund, expect their U.S. equity investments to emphasize large and intermediate capitalization companies. The U.S. Small Capitalization Growth Fund expects its U.S. equity investments to emphasize small capitalization companies. The Global Fund and U.S. Small Capitalization Growth Fund may also invest in small capitalization equity markets. The equity markets in the non-U.S. component of the Series will typically include available shares of larger capitalization companies. Capitalization levels are measured relative to specific markets, thus large, intermediate and small capitalization ranges vary country by country. The Global Fund may invest in equity securities of companies considered by the Advisor to be in their post-venture capital stage, or "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service, or (b) as part of a restructuring or recapitalization of the company. The Global Fund may also invest in open-end investment companies advised by Brinson Partners, in equity securities of issuers in emerging markets and in securities with respect to which the return is derived from the equity securities of issuers in emerging markets.

INVESTMENTS RELATING TO THE GLOBAL FUNDS, U.S LARGE CAPITALIZATION GROWTH FUND, U.S. SMALL CAPITALIZATION GROWTH FUND, HIGH YIELD FUND, GLOBAL (EX-U.S.) EQUITY FUND, EMERGING MARKETS EQUITY FUND AND EMERGING MARKETS DEBT FUND

     The following discussion of strategies, techniques and policies applies only to the Global Fund, Global Equity Fund, Global Bond Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, High Yield Fund, Global (ex-U.S.) Equity Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund.

FOREIGN SECURITIES

     Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Series' Prospectuses, which are not typically associated with investing in U.S. issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Series may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Series will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The investment policies of the Series permit them to enter into forward foreign currency exchange contracts, futures, options and interest rate swaps (in the case of the Global Funds) in order to hedge portfolio holdings and commitments against changes in the level of future currency rates.

          The Global Bond Fund, High Yield Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund may invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States. Interest and dividends on Eurodollar securities are payable in U.S. dollars.

     On January 1, 1999, the European Monetary Union (the "EMU") plans to introduce a new single currency, the Euro, which will replace the national currencies of participating member nations. If the Series hold investments in nations with currencies replaced by the Euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting, will be impacted. Although it is not possible to predict the impact of the Euro on the Series, the transition and the elimination of currency risk among nations participating in the EMU may change the economic environment and behavior of investors, particularly in European markets.

     The adoption of the Euro does not reduce the currency risk presented by the fluctuations in value of the U.S. dollar to other currencies and, in fact, currency risk may be magnified. Also, increased market volatility may result. Additional risks that may result include the fact that European issuers in which the Series invest may face substantial conversion costs, which may not be accurately anticipated and may impact issuer profitability and creditworthiness.

     Brinson Partners has created an interdepartmental team to handle all Euro-related changes to enable the Series to process transactions accurately and completely with minimal disruption to business activities. While there can be no assurance that the Series will not be adversely affected, Brinson Partners and the Trust's service providers are taking steps that they believe are reasonably designed to address the Euro issue.

FORWARD FOREIGN CURRENCY CONTRACTS

     The Series may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

     Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Series will account for forward contracts by marking-to-market each day at current forward contract values.

     A Series will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Series enters into a forward contract to sell an amount of foreign currency, the Series' custodian or sub-custodian will place Segregated Assets in a segregated account of the Series in an amount not less than the value of the Series' total assets committed to the consummation of such forward contracts. If the additional Segregated Assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Series' commitments with respect to such contracts.

OPTIONS ON FOREIGN CURRENCIES

     The Series also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Series' exposure to changes in currency exchange rates. The Series may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Series may purchase put options on the foreign currency. If the dollar price of the currency does decline, a Series will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the dollar price of such securities, the Series may purchase call options on such currency.

     The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Series to be derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Series could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     The Series may write options on foreign currencies for the same types of hedging purposes. For example, where a Series anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Series could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Series to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Series also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

     The Series may write covered call options on foreign currencies. A call option written on a foreign currency by a Series is "covered" if the Series owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Series has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Series in Segregated Assets in a segregated account with its custodian bank.

     With respect to writing put options, at the time the put is written, a Series will establish a segregated account with its custodian bank consisting of Segregated Assets in an amount equal in value to the amount the Series will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Series has purchased a closing put of the same series as the one previously written.

SHORT SALES

     The U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund may from time to time sell securities short. In the event that the Advisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Series will only enter into short sales for hedging purposes. The Series will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Series must replace the borrowed security. All short sales will be fully collateralized and a Series will not sell securities short if immediately after and as a result of the short sale, the value of all securities sold short by the Series exceeds 25% of its total assets. Each Series will also limit short sales of any one issuer's securities to 2% of its total assets and to 2% of any one class of the issuer's securities. Short sales involve certain risks and special considerations. Possible losses from short sales may be unlimited, whereas losses from direct purchases of securities are limited to the total amount invested.

INVESTMENTS RELATING TO THE GLOBAL FUND, GLOBAL BOND FUND, U.S. BALANCED FUND, U.S. BOND FUND, HIGH YIELD FUND, EMERGING MARKETS EQUITY FUND AND EMERGING MARKETS DEBT FUND

     The following discussion applies to the Global Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Bond Fund, High Yield Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund.

LOWER RATED DEBT SECURITIES

     Fixed income securities rated lower than Baa by Moody's or BBB by S&P are below investment grade and are considered to be of poor standing and predominantly speculative. Such securities ("lower rated securities") are commonly referred to as "junk bonds" and are subject to a substantial degree of credit risk. Lower rated securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, lower rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

     In the past, the high yields from lower rated securities have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect the Series from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on lower rated securities in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by the issuer is significantly greater for the holders of low-grade securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. Further, an economic recession may result in default levels with respect to such securities in excess of historic averages.

     The value of lower-rated securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated securities may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates.

     Especially at such times, trading in the secondary market for lower rated securities may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for lower rated securities may be less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high yield market and purchasers of lower rated securities are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, lower rated securities prices may become more volatile and the Series' ability to dispose of particular issues when necessary to meet the Series' liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer may be adversely affected.

     Low-grade securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Series. If a call were exercised by the issuer during a period of declining interest rates, the Series likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Series and any dividends to investors.

     Besides credit and liquidity concerns, prices for lower rated securities may be affected by legislative and regulatory developments. For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers or mergers. Such legislation may significantly depress the prices of outstanding lower rated securities. A description of various corporate debt ratings appears in Appendix A to this SAI.

     Securities issued by foreign issuers rated below investment grade entail greater risks than higher rated securities, including risk of untimely interest and principal payment, default, price volatility and may present problems of liquidity and valuation. The Emerging Markets Equity Fund and the Emerging Markets Debt Fund do not intend to limit investments in low-grade securities.

PAY-IN-KIND BONDS

     The Series may invest in pay-in-kind bonds for the High Yield Fund, the Emerging Markets Equity Fund and the Emerging Markets Debt Fund. Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Series will be deemed to receive interest over the life of such bonds and may be treated for federal income tax purposes as if interest were paid on a current basis, although no cash interest payments are received by the Series until the cash payment date or until the bonds mature.

CONVERTIBLE SECURITIES (ALSO FOR U.S. LARGE CAPITALIZATION GROWTH FUND AND U.S. SMALL CAPITALIZATION GROWTH FUND)

     The Series may invest in convertible securities which generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. The value of convertible securities may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock because they rank senior to common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claim on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

WHEN-ISSUED SECURITIES (ALSO FOR U.S. LARGE CAPITALIZATION GROWTH FUND AND U.S. SMALL CAPITALIZATION GROWTH FUND)

     The Series may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Series will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Series makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. The Advisor does not believe that a Series' net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. The Series will establish a segregated account in which it will maintain Segregated Assets equal in value to commitments for when-issued or forward delivery securities. The Segregated Assets maintained by the Series with respect to any when-issued or forward delivery securities shall be liquid, unencumbered and marked-to-market daily, and such Segregated Assets shall be maintained in accordance with pertinent SEC positions.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES

     The Series may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Series may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations") and in other types of mortgage-related securities.

     The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is backed by GNMA and the full faith and credit of the U.S. government. These guarantees, however, do not apply to the market value of Series shares. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank are supported by the issuer's right to borrow from the U.S. Treasury, while others such as those issued by Fannie Mae, formerly known as the Federal National Mortgage Association ("FNMA"), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. The Series may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Series to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Series, the prepayment right of mortgagors may limit the increase in net asset value of the Series because the value of the mortgage-backed securities held by the Series may not appreciate as rapidly as the price of noncallable debt securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Series to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Series, the prepayment right will tend to limit to some degree the increase in net asset value of the Series because the value of the mortgage-backed securities held by the Series may not appreciate as rapidly as the price of noncallable debt securities.

     For federal tax purposes other than diversification under Subchapter M, mortgage-backed securities are not considered to be separate securities but rather "grantor trusts" conveying to the holder an individual interest in each of the mortgages constituting the pool.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-backed securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payments dates regardless of whether or not the mortgagor actually makes the payment.

     Any discount enjoyed on the purchases of a pass-through type mortgage-backed security will likely constitute market discount. As a Series receives principal payments, it will be required to treat as ordinary income an amount equal to the lesser of the amount of the payment or the "accrued market discount." Market discount is to be accrued either under a constant rate method or a proportional method. Pass-through type mortgage-backed securities purchased at a premium to face will be subject to a similar rule requiring recognition of an offset to ordinary interest income, an amount of premium attributable to the receipt of principal. The amount of premium recovered is to be determined using a method similar to that in place for market discount. A Series may elect to accrue market discount or amortize premium notwithstanding the amount of principal received but such election will apply to all bonds held and thereafter acquired unless permission is granted by the Commissioner of the Internal Revenue Service to change such method.

     The principal governmental guarantor of mortgage-related securities is GNMA, which is a wholly-owned U. S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages which are insured by the Federal Housing Authority or guaranteed by the Veterans Administration. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Series shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and should be viewed as an economic offset to interest to be earned. If prepayments occur, less interest will be earned and the value of the premium paid will be lost.

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation of the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government.

     FHLMC is a corporate instrumentality of the U.S. government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Series' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee or guarantees, even if through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Series' quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")

     A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA and their income streams. Privately-issued CMOs tend to be more sensitive to interest rates than Government-issued CMOs.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

     Most if not all newly-issued debt securities backed by pools of real estate mortgages will be issued as regular and residual interests in REMICs because, as of January 1, 1992, new CMOs which do not make REMIC elections will be treated as "taxable mortgage pools," a wholly undesirable tax result. Under certain transition rules, CMOs in existence on December 31, 1991 are unaffected by this change. The Series will purchase only regular interests in REMICs. REMIC regular interests are treated as debt of the REMIC and income/discount thereon must be accounted for on the "catch-up method," using a reasonable prepayment assumption under the original issue discount rules of the Code.

     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately-issued CMOs, as described above, have been historically higher than yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. Such instruments also tend to be more sensitive to interest rates than U.S. government-issued CMOs. The Series will not invest in subordinated privately-issued CMOs. For federal income tax purposes, the Series will be required to accrue income on CMOs and REMIC regular interests using the "catch-up" method, with an aggregate prepayment assumption.

OTHER MORTGAGE-BACKED SECURITIES

     The Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Series' investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities. The Advisor will not purchase any such other mortgage-backed securities until the Series' Prospectuses and this SAI have been supplemented.

ASSET-BACKED SECURITIES (ALSO FOR U.S. LARGE CAPITALIZATION GROWTH FUND AND U.S. SMALL CAPITALIZATION GROWTH FUND)

     The Series may invest a portion of their assets in debt obligations known as "asset-backed securities." Asset-backed securities are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., receivables on home equity and credit loans and receivables regarding automobile, credit card, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases). The High Yield Fund will not invest in asset-backed securities with remaining effective maturities of less than thirteen months.

     Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide that the Series pay the debt service on the debt obligations issued. The Series may invest in these and other types of asset-backed securities that may be developed in the future.

     The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. Such asset-backed securities are subject to the same prepayment risks as mortgage-backed securities. For federal income tax purposes, the Series will be required to accrue income on pay-through asset-backed securities using the "catch-up" method, with an aggregate prepayment assumption.

     The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as "pass-through certificates" or "collateralized obligations."

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payment, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

ZERO COUPON AND DELAYED INTEREST SECURITIES

     The Series may invest in zero coupon or delayed interest securities which pay no cash income until maturity or a specified date when the securities begin paying current interest (the "cash payment date") and are sold at substantial discounts from their value at maturity. When held to maturity or cash payment date, the entire income of such securities, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity or cash payment date. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities are generally more volatile and more likely to respond to changes in interest rates than the market prices of securities having similar maturities and credit qualities that pay interest periodically. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security (other than tax-exempt original issue discount from a zero coupon security) that accrues that year, even though the holder receives no cash payments of interest during the year. The Series will be required to distribute such income to shareholders to comply with Subchapter M of the Code and avoid excise taxes, even though the Series have not received any cash from the issue.

     Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

     Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in its opinion, purchasers of such certificates, such as the Series, most likely will be deemed the beneficial holder of the underlying U.S. government securities. The Series understand that the staff of the SEC no longer considers such privately stripped obligations to be U.S. government securities, as defined in the Act; therefore, the Series intends to adhere to this staff position and will not treat such privately stripped obligations to be U.S. government securities for the purpose of determining if the Series is "diversified," or for any other purpose, under the Act.

     The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Series will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself. These stripped securities are also treated as zero coupon securities with original issue discount for tax purposes.

INVESTMENTS RELATING TO THE GLOBAL FUND, HIGH YIELD FUND, EMERGING MARKETS EQUITY FUND AND EMERGING MARKETS DEBT FUND

EMERGING MARKETS INVESTMENTS

     The Global Fund may invest up to 10% of its assets, and the Emerging Markets Equity Fund and Emerging Markets Debt Fund may invest substantially all of their assets, in equity and debt securities of emerging market issuers, or securities with respect to which the return is derived from the equity or debt securities of issuers in emerging markets. The High Yield Fund may invest up to 25% of its assets in securities of foreign issuers, which may include securities of issuers in emerging markets. The Series may invest in equity securities of issuers in emerging markets, or securities with respect to which the return is derived from the equity securities of issuers in emerging markets. The Series also may invest in fixed income securities of emerging market issuers, including government and government-related entities (including participation in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers. The Series also may invest in debt securities of corporate issuers in developing countries.

     The Series' investments in emerging market government and government-related securities may consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participation in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above.

     The Series' investments in the fixed income securities of emerging market issuers may include investments in Brady Bonds, Structured Securities, Loan Participation and Assignments (as such capitalized terms are defined below), and certain non-publicly traded securities.

     The High Yield Fund, the Emerging Markets Equity Fund and the Emerging Markets Debt Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Bulgaria, Brazil, Costa Rica, Jordan, Mexico, Nigeria, the Philippines, Poland, Uruguay, Panama, Peru and Venezuela. Brady Bonds have been issued only in recent years, and for that reason do not have a very long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

     Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. There can be no assurance that the Brady Bonds in which the Series invests will not be subject to restructuring arrangements or to requests for a new credit which may cause the Series to suffer a loss of interest or principal in any of its holdings.

     The High Yield Fund, the Emerging Markets Equity Fund and the Emerging Markets Debt Fund may invest a portion of their assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow of the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Series anticipate investing typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Series are permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Thus, investments by a Series in Structured Securities will be limited by the Series' prohibition on investing more than 15% of its net assets in illiquid securities.

     The High Yield Fund, the Emerging Markets Equity Fund and the Emerging Markets Debt Fund may invest in fixed rate and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Series' investments in Loans are expected in most instances to be in the form of a participation in loans ("Participation") and assignments of all or a portion of Loans ("Assignments") from third parties. The Series will have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Series may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participations. Even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Series will acquire the Participations only if the Lender interpositioned between the Series and the borrower is determined by the Advisor to be creditworthy.

     When a Series purchases Assignments from Lenders, it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Series as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

     The Series also may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities and limited partnerships. Investing in such unlisted emerging market equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.

     The Series' investments in emerging market securities will at all times be limited by the Series' prohibition on investing more than 15% of its net assets in illiquid securities.

RISKS OF INVESTING IN EMERGING MARKETS

     There are additional risks inherent in investing in less developed countries which are applicable to the Global Fund, High Yield Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund. The Series consider a country to be an "emerging market" if it is defined as an emerging or developing economy by any one of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation, or the United Nations or its authorities. An emerging market security is a security issued by a government or other issuer that, in the opinion of the Advisor, has one or more of the following characteristics: (i) the principal trading market of the security is an emerging market; (ii) the primary revenue of the issuer (at least 50%) is generated from goods produced or sold, investments made, or services performed in an emerging market country; or (iii) at least 50% of the assets of the issuer are situated in emerging market countries.

     Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Series may invest have historically experienced and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

     The ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a governmental issuer to obtain sufficient foreign exchange to service its external debt.

     As a result of the foregoing, a governmental issuer may default on its obligations. If such a default occurs, the Series may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting country itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

     The issuers of the government and government-related debt securities in which the Series expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related debt securities in which the Series may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

     Payments to holders of the high yield, high risk, foreign debt securities in which the Series may invest may be subject to foreign withholding and other taxes. Although the holders of foreign government and government-related debt securities may be entitled to tax gross-up payments from the issuers of such instruments, there is no assurance that such payments will be made.

INVESTMENTS IN RUSSIAN SECURITIES

     The Global Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund may invest in securities of Russian companies. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of shares of Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Series could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Series to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase or sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent a Series from investing in the securities of certain Russian companies deemed suitable by the Advisor and could cause a delay in the sale of Russian securities by the Series if the company deems a purchaser unsuitable, which may expose the Series to potential loss on its investment.

     In light of the risks described above, the Board has approved certain procedures concerning the Series' investments in Russian securities. Among these procedures is a requirement that the Series will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with the Series' sub-custodian containing certain protective conditions including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Series. This requirement will likely have the effect of precluding investments in certain Russian companies that the Series would otherwise make.

INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES

     The Series may invest in securities issued by other registered investment companies advised by Brinson Partners pursuant to exemptive relief granted by the SEC. Currently, the Global Fund is the only Series of the Trust that intends to invest in portfolios of the Brinson Relationship Funds, another investment company which is advised by Brinson Partners, and only to the extent consistent with the Advisor's investment process of allocating assets to specific asset classes. The Global Fund will invest in corresponding portfolios of the Brinson Relationship Funds only to the extent that the Advisor determines that such investments are a more efficient means for the Global Fund to gain exposure to the asset classes referred to below than by investing directly in individual securities.

     To gain exposure to equity and fixed income securities of issuers located in emerging market countries, the Global Fund may invest that portion of its assets allocated to emerging markets investments in the Brinson Emerging Markets Equity Fund portfolio and the Brinson Emerging Markets Debt Fund portfolio of Brinson Relationship Funds. The investment objective of the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund is to maximize total U.S. dollar return, consisting of capital appreciation and current income, while controlling risk. Under normal circumstances, at least 65% of the total assets of the Brinson Emerging Markets Equity Fund is invested in the equity securities of issuers in emerging markets or securities with respect to which the return is derived from the equity securities of issuers in emerging markets. At least 65% of the total assets of the Brinson Emerging Markets Debt Fund is invested in the debt securities issued by governments, government-related entities (including participations in loans between governments and financial institutions), corporations and entities organized to restructure outstanding debt of issuers in emerging markets, or debt securities the return on which is derived primarily from other emerging markets instruments. The Brinson Emerging Markets Equity Fund and Brinson Emerging Markets Debt Fund are permitted to invest in the same types of securities as the Global Fund may invest in directly.

     In lieu of investing directly in certain high yield, higher risk securities, the Global Fund may invest a portion of its assets in the Brinson High Yield Fund portfolio of the Brinson Relationship Funds. The investment objective of the Brinson High Yield Fund is to maximize total U.S. dollar return, consisting of capital appreciation and current income, while controlling risk. The Brinson High Yield Fund maintains a high yield portfolio and as such, at least 65% of its assets are invested in high yield securities. The Global Fund currently intends to limit its investment in non-investment grade debt securities to no more than 5% of its net assets. Any investment in the Brinson High Yield Fund will be considered within this limitation.

     In lieu of investing directly in equity securities issued by companies with relatively small overall market capitalizations, the Global Fund may invest a portion of its assets in the Brinson Post-Venture Fund portfolio (the "Post-Venture Fund") of the Brinson Relationship Funds. The investment objective of the Post-Venture Fund is to maximize total U.S. dollar return, consisting of capital appreciation and current income, while controlling risk. The Post-Venture Fund invests primarily in publicly-traded companies representing the lower 5% of the Wilshire 5000 Index, and, as such, at least 65% of its assets are invested in small capitalization equity securities.

     Each portfolio of the Brinson Relationship Funds in which the Global Fund may invest is permitted to invest directly, and with similar risks. Pursuant to undertakings with the SEC, the Global Fund will not be subject to the imposition of double management or administration fees with Erespect to its investments in portfolios of the Brinson Relationship Funds.

INVESTMENT RESTRICTIONS

     The investment restrictions set forth below are fundamental policies and may not be changed as to a Series, without the approval of a majority of the outstanding voting securities (as defined in the Act) of the Series. Unless otherwise indicated, all percentage limitations listed below apply to the Series only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Series' total assets will not be considered a violation.

     Except as set forth under "The Funds" and "Risk Considerations" in each Prospectus, or "Investment Strategies" in this SAI, each of the Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Bond Fund and the Global (ex-U.S.) Equity Fund may not:

     (i) As to 75% of the total assets of each Series, purchase the securities of any one issuer, other than securities issued by the U.S. government or its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the total assets of a Series would be invested in securities of such issuer (this does not apply to the Global Bond Fund);

     (ii) Invest in real estate or interests in real estate (this will not prevent a Series from investing in publicly-held real estate investment trusts or marketable securities of companies which may represent indirect interests in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

     (iii) Purchase or sell commodities or commodity contracts, but may enter into futures contracts and options thereon in accordance with its Prospectus. Additionally, each Series may engage in forward foreign currency contracts for hedging and non-hedging purposes;

     (iv) Make investments in securities for the purpose of exercising control over or management of the issuer;

     (v) Purchase the securities of any one issuer if, immediately after such purchase, a Series would own more than 10% of the outstanding voting securities of such issuer;

     (vi) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Series for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

     (vii) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of a portion of an issue of publicly distributed or privately placed debt securities, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

     (viii) Borrow money in excess of 33 1/3% of the value of its assets except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions or issue senior securities. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Series' assets, asset coverage of at least 300% is required. A Series will not purchase securities when borrowings exceed 5% of that Series' total assets;

     (ix) Purchase the securities of issuers conducting their principal business activities in the same industry, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if immediately after such purchase, the value of a Series' investments in such industry would exceed 25% of the value of the total assets of the Series across several countries;

     (x) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Series may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

     (xi)   Invest in securities of any open-end investment company, except that
            (i) a Series may purchase securities of money market mutual funds,
            (ii) the Global Fund and Global Equity Fund may each invest in the securities of closed-end investment companies at customary brokerage commission rates in accordance with the limitations imposed by the Act and the rules thereunder, and (iii) in accordance with any exemptive order obtained from the SEC which permits investment by a Series in other Series or other investment companies or series thereof advised by the Advisor. In addition, each Series may acquire securities of other investment companies if the securities are acquired pursuant to a merger, consolidation, acquisition, plan of reorganization or a SEC approved offer of exchange;

     (xii) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in a Series' Prospectus; and

     (xiii) Invest more than 5% of its total assets in securities of companies less than three years old. Such three year periods shall include the operation of any predecessor company or companies.

     Except as set forth under "The Funds" and "Risk Considerations" in each Prospectus, or "Investment Strategies" in this SAI, each of the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, High Yield Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund may not:

     (i) As to 75% of the total assets of each Series, purchase the securities of any one issuer, other than securities issued by the U.S. government or its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the total assets of a Series would be invested in securities of such issuer (this does not apply to the Emerging Markets Equity Fund and Emerging Markets Debt Fund) or purchase the securities of any one issuer if, immediately after such purchase, a Series would own more than 10% of the outstanding voting securities of such issuer;

     (ii) Invest in real estate or interests in real estate (this will not prevent a Series from investing in publicly-held real estate investment trusts or marketable securities of companies which may represent indirect interests in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

     (iii) Purchase or sell commodities or commodity contracts, but may enter into futures contracts and options thereon in accordance with its Prospectus. Additionally, each Series may engage in forward foreign currency contracts for hedging and non-hedging purposes;

     (iv) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of a portion of an issue of publicly distributed or privately placed debt securities, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

     (v) Borrow money in excess of 33 1/3% of the value of its assets except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions or issue senior securities. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Series' assets, asset coverage of at least 300% is required. A Series will not purchase securities when borrowings exceed 5% of that Series' total assets;

     (vi) Purchase the securities of issuers conducting their principal business activities in the same industry, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if immediately after such purchase, the value of a Series' investments in such industry would exceed 25% of the value of the total assets of the Series across several countries; and

     (vii) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Series may be deemed to be an "underwriter" as that term is defined in the 1933 Act.


                            MANAGEMENT OF THE TRUST

     The Trust is a Delaware business trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Series.

     The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with Brinson Partners, are listed below.

                             TRUSTEES AND OFFICERS

                                             POSITION
                                               WITH
NAME                               AGE       THE TRUST               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------  -------  ---------------  ---------------------------------------------------------------
Walter E. Auch                      78    Trustee          Retired; formerly Chairman and CEO of Chicago Board of Options
6001 N. 62nd Place                                         Exchange (1979-1986); Trustee of the Trust since May, 1994;
Paradise Valley, AZ 85253                                  Trustee, Brinson Relationship Funds since December, 1994;
                                                           Trustee, Brinson Supplementary Trust since November, 1997;
                                                           Director, Thomsen Asset Management Corp. since 1987; Director,
                                                           Fort Dearborn Income Securities, Inc. 1987 to 1995; Director,
                                                           Smith Barney VIP Fund since 1991; Director, SB Advisers since
                                                           1992; Director, SB Trak since 1992; Director, Banyan Realty
                                                           Trust since 1988; Director, Banyan Land Fund II since 1988;
                                                           Director, Banyan Mortgage Investment Fund since 1989; and
                                                           Director, Express America Holdings Corp. since 1992, and
                                                           Nicholas/Applegate Funds and Legend Properties, Inc.;
                                                           Director, Geotek Industries, Inc. 1987 to 1998.

Frank K. Reilly                       63  Chairman and     Professor, University of Notre Dame since 1982; Trustee of the
College of Business                       Trustee          Trust since December, 1993; Trustee, Brinson Relationship
Administration                                             Funds since September, 1994; Trustee, Brinson Supplementary
University of Notre Dame                                   Trust since November, 1997; Director of The Brinson Funds,
Notre Dame, IN  46556-0399                                 Inc. 1992-1993; Trustee, Brinson Trust Company, 1992-July,
                                                           1993; Director, Fort Dearborn Income Securities, Inc. since
                                                           1993; Director, First Interstate Bank of Wisconsin from
                                                           January, 1989 through March,  1990; Director, Greenwood Trust
                                                           Company since 1993; and Director, Dean Witter Trust, FSB,
                                                           since 1996.

Edward M. Roob                        64  Trustee          Retired; prior thereto, Senior Vice President, Daiwa
841 Woodbine Lane                                          Securities America Inc. (1986-1993); Trustee of the Trust
Northbrook, IL  60002                                      since January, 1995; Trustee, Brinson Relationship Funds since
                                                           January 1995; Trustee, Brinson Supplementary Trust since
                                                           November, 1997; Director, Fort Dearborn Income Securities,
                                                           Inc. since 1993; Director, Brinson Trust Company since 1993;
                                                           Committee Member, Chicago Stock Exchange since 1993; Member of
                                                           Board of Governors, Midwest Stock Exchange (1987-1991).

                                   OFFICERS

                                         POSITION
                                           WITH          OFFICER
NAME                          AGE        THE TRUST        SINCE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------  --------  ---------------  ------------  ------------------------------------------------------
E. Thomas McFarlan              55    President             1992     Managing Director, Brinson Partners, Inc. since 1991;
                                                                     Treasurer and Principal Accounting Officer, The
                                                                     Brinson Funds 1995-1997; President and Director of
                                                                     The Brinson Funds, Inc., 1992 - 1993; Chairman,
                                                                     Brinson Trust Company since 1996; Trustee, Brinson
                                                                     Trust Company since 1991; President, Brinson
                                                                     Supplementary Trust since 1997; Chairman, UBS Brinson
                                                                     Funds Management Co. since 1999; Managing Director,
                                                                     UBS Brinson since 1998; prior thereto, Executive Vice
                                                                     President of Washington Mutual Savings Bank.

Thomas J. Digenan               35    Vice                  1993     Director, Brinson Partners, Inc. since 1993; Vice
                                      President                      President, Brinson Supplementary Trust since 1997;
                                                                     Assistant Treasurer, The Brinson Funds 1995-1997;
                                                                     Assistant Secretary, The Brinson Funds, 1993 - 1995;
                                                                     Assistant Secretary, The Brinson Funds, Inc., 1993;
                                                                     prior thereto, Senior Manager, KPMG Peat Marwick.

Debra L. Nichols                33    Vice                  1992     Director, Brinson Partners, Inc. since 1995;
                                      President                      Associate, Brinson Partners, Inc. from 1991 to 1995;
                                                                     Vice President, The Brinson Funds since 1997;
                                                                     Secretary, The Brinson Funds 1997; Assistant
                                                                     Secretary, The Brinson Funds 1993 - 1997; Assistant
                                                                     Secretary, The Brinson Funds, Inc. 1992-1993;
                                                                     Secretary, Brinson Supplementary Trust since 1997;
                                                                     prior thereto, private investor.

Carolyn  M. Burke              32     Treasurer,            1995     Director, Brinson Partners, Inc., since January 1997;
                                      Secretary                      Associate, Brinson Partners, Inc. from 1995 to 1997;
                                      and                            Secretary, Treasurer and Principal Accounting
                                      Principal                      Officer, The Brinson Funds since 1997; Assistant
                                      Accounting                     Secretary, The Brinson Funds 1995-1997; Treasurer and
                                      Officer                        Principal Accounting Officer, Brinson Supplementary
                                                                     Trust since 1997; prior thereto, Financial Analyst,
                                                                     Van Kampen American Capital Investment Advisory Corp.
                                                                     1992-1995; Senior Accountant, KPMG Peat Marwick
                                                                     1989-1992.

David E. Floyd                 30     Assistant             1998     Associate Director, Brinson Partners, Inc. since June
                                      Secretary                      1998; Associate, Brinson Partners, Inc., from  1994
                                                                     to 1998; Assistant Secretary, The Brinson Funds since
                                                                     1998; Assistant Secretary, Brinson Supplementary
                                                                     Trust since 1998; Assistant Trust Officer, Brinson
                                                                     Trust Company since 1993; prior thereto, Mutual Fund
                                                                     Accountant, John Nuveen & Co.

Mark F. Kemper                 41     Assistant             1999     Assistant Secretary, Brinson Partners, Inc. since
                                      Secretary                      1993; Assistant Secretary, Brinson Trust Company
                                                                     since 1993; Secretary, UBS Brinson, Inc. since 1998;
                                                                     Assistant Secretary, The Brinson Funds since 1999;
                                                                     Assistant Secretary, Brinson Supplementary Trust
                                                                     since 1999; Assistant Secretary, Brinson Holdings,
                                                                     Inc. (1993-1998).


                              COMPENSATION TABLE

                             TRUSTEES AND OFFICERS

                                              AGGREGATE COMPENSATION                   TOTAL COMPENSATION FROM
                                            FROM TRUST FOR FISCAL YEAR                 TRUST AND FUND COMPLEX
NAME AND POSITION HELD                          ENDED JUNE 30, 1998                       PAID TO TRUSTEES/1/
------------------------------------  ---------------------------------------  ---------------------------------------
Walter E. Auch, Trustee                                $12,300                                  $24,900
6001 N. 62nd Place
Paradise Valley, AZ 85253

Frank K. Reilly, Trustee                               $14,400                                  $42,450
College of Business Administration
University of Notre Dame
Notre Dame, IN  46556-0399

Edward M. Roob, Trustee                                $14,400                                  $42,450
841 Woodbine Lane
Northbrook, IL  60002

/1/      This amount represents the aggregate amount of compensation paid to the
Trustees for (a) service on the Board for the Trust's most recently completed fiscal year; and (b) service on the Board of Trustees of two other investment companies managed by Brinson Partners for the calendar year ending June 30, 1998.

         No officer or Trustee of the Trust who is also an officer or employee of Brinson Partners receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with Brinson Partners a fee of $6,000 per year, plus $300 per Series per meeting, and reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at Board meetings.

     The Board has an Audit Committee which has the responsibility, among other things, to (i) recommend the selection of the Trust's independent auditors, (ii) review and approve the scope of the independent auditors' audit activity, (iii) review the audited financial statements, and (iv) review with such independent auditors the adequacy of the Series' basic accounting system and the effectiveness of the Series' internal controls. The Audit Committee met once during the fiscal year ended June 30, 1998. There is no separate nominating or investment committee. Items pertaining to these committees are submitted to the full Board.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As of April 5, 1999, the officers and Trustees as a group owned less than 1% of the outstanding equity securities of the Trust and of each class of equity securities of the Trust.


     As of April 5, 1999, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of the Brinson Fund-Class I, Brinson Fund-Class N, UBS Investment Funds class of shares or the Series, as applicable:

GLOBAL FUND

                                                  Percentage of   Percentage of
Name & Address of Beneficial and Record Owners       Class           Series
----------------------------------------------       -----           ------
BRINSON FUND-CLASS I

    American Express                                       7.93%           7.51%
    Minneapolis, MN

    Charles Schwab & Co., Inc.                             6.73%           6.37%
    San Francisco, CA

    Wilmington Trust Company                               6.27%           5.94%
    Wilmington, DE

    LaFayette College Endowment                            5.61%           5.31%
    Easton, PA

    Northern Trust Company                                 5.39%           5.12%
    Chicago, IL

BRINSON FUND-CLASS N

  * Emjayco                                               86.49%            N/A
    Milwaukee, WI

    Merrill Lynch Trust Co.                               13.02%            N/A
    Somerset, NJ

UBS INVESTMENT FUNDS CLASS

  * UBS AG                                                75.93%            N/A
    New York, NY

GLOBAL EQUITY FUND

                                                  Percentage of   Percentage of
Name & Address of Beneficial and Record Owners        Class          Series
----------------------------------------------        -----          ------
BRINSON FUND-CLASS I

   Wachovia Bank NA                                       23.56%          11.65%
    Winston Salem, NC

    Charles Schwab & Co. Inc.                             16.49%           8.16%
    San Francisco, CA

    Wilmington Trust Co.                                  16.16%           7.99%
    Wilmington, DE

    Resources Trust Company                               18.17%           8.99%
    Englewood, CO

    FTC & Co.                                              5.86%            N/A
    Denver, CO

BRINSON FUND-CLASS N

   *National Financial Services Corp.                     99.46%            N/A
    New York, NY

UBS INVESTMENT FUNDS CLASS

  *UBS AG                                                 38.73%          19.47%
    New York, NY

    UBS SA                                                15.47%           7.78%
    Zurich, Switzerland

    UBS SA                                                13.82%           6.95%
    Zurich, Switzerland

GLOBAL BOND FUND

                                                  Percentage of   Percentage of
Name & Address of Beneficial and Record Owners        Class          Series
----------------------------------------------        -----          ------
BRINSON FUND-CLASS I

 *+ Wilmington Trust Co.                                  31.31%          30.30%
    Wilmington, DE

    Charles Schwab & Co. Inc.                             10.76%          10.41%
    San Francisco, CA

    Baptist Health Systems, Inc.                          10.14%           9.81%
    Birmingham, AL

    Resources Trust Company                               11.21%          10.85%
    Englewood, CO

    Munson Williams Proctor Institute                      6.90%           6.68%
    Utica, NY

    UBS AG                                                 9.66%           9.35%
    New York, NY

BRINSON FUND-CLASS N

  * Emjayco                                               98.97%            N/A
    Milwaukee, WI

UBS INVESTMENT FUNDS CLASS

  * UBS AG                                                56.48%            N/A
    New York, NY

    UBS AG                                                15.02%            N/A
    New York, NY

    UBS SA                                                 5.95%            N/A
    Zurich, Switzerland


U.S. BALANCED FUND

                                                  Percentage of   Percentage of
Name & Address of Beneficial and Record Owners        Class          Series
----------------------------------------------        -----          -------
BRINSON FUND-CLASS I

 *+ Wachovia Bank of NA                                   34.85%          33.52%
    Winston Salem, NC

 *+ Mitra & Co.                                           31.54%          30.33%
    Milwaukee, WI

    American Express                                      17.17%          16.51%
    Minneapolis, MN

    Carn & Co.                                             6.07%           5.83%
    Washington, DC

BRINSON FUND-CLASS N

  * Brinson Partners, Inc.                                90.80%            N/A
    Chicago, IL

    FDC Investor Services Group                            9.19%            N/A
    Westborough, MA

UBS INVESTMENT FUNDS CLASS

  * UBS AG                                                54.16%            N/A
    New York, NY

    APD Profit Sharing Plan                               17.68%            N/A
    Key West, FL

    UBS SA                                                13.96%            N/A
    Zurich, Switzerland

U.S. EQUITY FUND

                                                  Percentage of   Percentage of
Name & Address of Beneficial and Record Owners        Class           Series
----------------------------------------------        -----           ------
BRINSON FUND-CLASS I

    Wachovia Bank NA                                      12.92%          11.62%
    Winston Salem, NC

    Charles Schwab & Co., Inc.                             8.41%           7.57%
    San Francisco, CA

    The Northern Trust Company                             5.09%            N/A
    Chicago, IL

BRINSON FUND-CLASS N

  * Merrill Lynch Trust Co.                               91.46%            N/A
    Somerset, NJ

    Emjayco                                                8.34%            N/A
    Milwaukee, WI

UBS INVESTMENT FUNDS CLASS

  * UBS SA                                                55.40%           5.15%
    Zurich, Switzerland

  * UBS SA                                                29.22%            N/A
    Zurich, Switzerland

    UBS AG                                                11.25%            N/A
    New York, NY

U.S. LARGE CAPITALIZATION EQUITY FUND


                                                  Percentage of   Percentage of
Name & Address of Beneficial and Record Owners        Class           Series
----------------------------------------------        -----           ------

BRINSON FUND-CLASS I

 ++ The Animal Medical Center                             31.55%          26.03%
    New York, NY

  *+ Resources Trust Company                              30.46%          25.12%
    Englewood, CO

    Charles Schwab & Co., Inc.                            19.51%          16.09%
    San Francisco, CA

    FTC & Co.                                              8.25%           6.81%
    Denver, CO

BRINSON FUND-CLASS N

  * National Financial Services Corp.                     99.99%          17.51%
    New York, NY

UBS Investment Funds Class

  * Thomas J. Digenan                                       100%            N/A
    Chicago, IL


U.S. BOND FUND

                                                  Percentage of   Percentage of
Name & Address of Beneficial Owners                   Class           Series
------------------------------------                  -----           ------
BRINSON FUND-CLASS I

    Wachovia Bank NA                                      15.88%          14.89%
    Winston Salem, NC

    Charles Schwab & Co. Inc.                             14.56%          13.66%
    San Francisco, CA

    Resources Trust Company                               16.28%          15.27%
    Englewood, CO

    UBS AG                                                 9.46%           8.87%
    New York, NY

    Firstcinco Reid                                    5.90%           5.54%
    Cincinnati, OH

    Norwest Bank                                       9.53%           8.94%
    Minneapolis, MN

    FTC & Co.                                          5.79%           5.43%
    Denver, CO

BRINSON FUND-CLASS N

  * Brinson Partners, Inc.                              100%            N/A
    Chicago, IL

UBS INVESTMENT FUNDS CLASS

  * UBS AG                                            43.19%            N/A
    New York, NY

    UBS SA                                            15.11%            N/A
    Zurich, Switzerland

    UBS AG                                            13.52%            N/A
    New York, NY

    Arlington Press Profit Sharing Plan                7.91%            N/A
    Brooklyn, NY

GLOBAL (ex-U.S.) EQUITY FUND

                                                  Percentage of   Percentage of
Name & Address of Beneficial and Record Owners        Class           Series
------------------------------------------------  -------------   -------------
BRINSON FUND-CLASS I

    The Northern Trust Company                        23.69%          23.41%
    Chicago, IL

    Charles Schwab & Co. Inc.                          7.36%           7.27%
    San Francisco, CA

BRINSON FUND-CLASS N

  * Emjayco                                           92.58%            N/A
    Milwaukee, WI

    Brinson Partners Inc                               7.42%             N/A
    Chicago, IL

UBS INVESTMENT FUNDS CLASS

  * UBS AG                                            36.75%             N/A
    New York, NY

    UBS SA                                            22.55%             N/A
    Zurich, Switzerland

    Emjayco                                           10.92%             N/A
    Milwaukee, WI

    UBS SA                                             9.55%             N/A
    Zurich, Switzerland


HIGH YIELD FUND


                                                 Percentage of   Percentage of
Name & Address of Beneficial and Record Owners         Class           Series
----------------------------------------------         -----           ------
BRINSON FUND-CLASS I

*+ UBS AG                                              82.11%          75.18%
  New York, NY

    UBS AG                                              9.80%           8.98%
    New York, NY

BRINSON FUND-CLASS N

  * Brinson Partners Inc.                                100%            N/A
    Chicago, IL

UBS INVESTMENT FUNDS CLASS

  * Warburg Dillon Read LLC                           62.14%           5.24%
    Stamford, CT

    UBS AG                                            19.34%            N/A
    New York, NY

    UBS AG                                             7.64%            N/A
    New York, NY

U.S. LARGE CAPITALIZATION GROWTH FUND



                                                  Percentage of   Percentage of
Name & Address of Beneficial and Record Owners        Class           Series
------------------------------------------------      -----           ------
BRINSON FUND-CLASS I

*+  UBS AG                                             43.78%          31.53%
    New York, NY

*+  Howard Smith & Levin LLP                           32.80%          23.62%
    New York, NY

    CRC Asset Management Corp.                         10.78%           7.76%
    Hackensack, NJ

Wilmington Trust Company                                8.71%           6.27%
    Wilmington, DE

BRINSON FUND-CLASS N

  * Brinson Partners Inc.                                100%            N/A
    Chicago, IL

UBS INVESTMENT FUNDS CLASS

    UBS AG                                             21.99%           6.15%
    New York, NY

* Arlington Press Profit Sharing Plan                  19.56%           5.47%
    Brooklyn, NY

  * PJ Mechanical Corp.                              17.32%             N/A
     Employee Pension Plan
    New York, NY

    Clinical Systems                                 15.18%             N/A
    Garden City, NY

    David J. Nash                                     9.69%             N/A
    New York, NY

    PJ Mechanical Corp.                               7.96%             N/A
    Profit Sharing Plan
    New York, NY

    Anron Heating & Air Conditioning Inc.             6.52%             N/A
    Employee Pension Plan
    North Babylon, NY


U.S. SMALL CAPITALIZATION GROWTH FUND


                                                  Percentage of   Percentage of
Name & Address of Beneficial and Record Owners        Class           Series
------------------------------------------------      -----           ------
BRINSON FUND-CLASS I

*+ UBS AG                                             85.03%          83.69%
    New York, NY

BRINSON FUND-CLASS N

  * Brinson Partners Inc.                               100%            N/A
    Chicago, IL

UBS INVESTMENT FUNDS CLASS

    Clinical Systems                                  24.34%            N/A
    Garden City, NY

    Arlington Press Profit Sharing Plan               16.76%            N/A
    Brooklyn, NY

    PJ Mechanical Corp.                               14.15%            N/A
     Employee Pension Plan
    New York, NY

    Anron Heating & Air Conditioning Inc.              8.21%            N/A
    Employee Pension Plan
    North Babylon, NY

    PJ Mechanical Corp.                                6.07%            N/A
    Profit Sharing Plan
    New York, NY

    David J. Nash                                     14.13%            N/A
    New York, NY

    UBS AG                                            12.70%            N/A
    New York, NY

* Person deemed to control the class within the meaning of the Act. Note that such persons possess the ability to control the outcome of matters submitted for the vote of shareholders of that class.

+ Person deemed to control the Series within the meaning of the Act. Note that such persons possess the ability to control the outcome of matters submitted for the vote of shareholders of that Series.

INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

          Brinson Partners, a Delaware corporation, is an investment management firm, managing as of December 31, 1998, over $297 billion, primarily for institutional pension and profit sharing funds. Brinson Partners was organized in 1989 when it acquired the institutional asset management business of The First National Bank of Chicago and First Chicago Investment Advisors, N.A. Brinson Partners and its predecessor entities have managed domestic and international investment assets since 1974 and global investment assets since 1982. Brinson Partners has offices in Bahrain, Basel, Frankfurt, Geneva, Hong Kong, London, Melbourne, New York, Paris, Rio de Janeiro, Singapore, Sydney, Tokyo and Zurich in addition to its principal office at 209 South LaSalle Street, Chicago, IL 60604-1295. Brinson Partners is a wholly-owned subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many aspects of the financial services industry. UBS AG was formed by the merger of Union Bank of Switzerland and Swiss Bank Corporation in June 1998.


          Brinson Partners also serves as the investment advisor to ten other investment companies: Brinson Relationship Funds, which includes seventeen investment portfolios (series); Fort Dearborn Income Securities, Inc.; The Hirtle Callaghan International Trust - International Equity Portfolio; John Hancock Variable Annuity Series Trust I - International Balanced Portfolio; Managed Accounts Services Portfolio Trust - Pace Large Company Value Equity Investments; AON Funds - International Equity Fund; The Republic Funds -Republic Equity Fund; Governor Funds International Equity Fund; Horace Mann Growth Fund; and Horace Mann Balanced Fund (equities only).

          Pursuant to its investment advisory agreements (the "Agreements") with the Trust, on behalf of each Series, Brinson Partners receives from each Series a monthly fee at an annual rate (as described in the Prospectuses and below) multiplied by the average daily net assets of that Series for providing investment advisory services. Brinson Partners is responsible for paying its expenses. Under the Agreements, each Series pays the following expenses: (1) the fees and expenses of the Trust's disinterested Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with Brinson Partners; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) auditing and legal costs; (8) insurance premiums; (9) fees and expenses of the Trust's custodian, administrative and transfer agent and any related services; (10) expenses of obtaining quotations of the Series' portfolio securities and of pricing the Series' shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (13) fees and expenses of membership in industry organizations.


    Under the Agreements, the Advisor is entitled to a monthly fee of the respective Series' average daily net assets as follows: annual rates of 1.10% for the Emerging Markets Debt Fund; 1.00% for the U.S. Small Capitalization Growth Fund; 0.80% for the Global Fund, Global Equity Fund and Global (ex-U.S.) Equity Fund; 0.75% for the Global Bond Fund; 0.70% for the U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Growth Fund and the U.S. Large Capitalization Equity Fund; 0.65% for the Emerging Markets Equity Fund; 0.60% for the High Yield Fund; and 0.50% for the U.S. Bond Fund. The fee payable to Brinson Partners by the Global Fund, Global Equity Fund, U.S. Small Capitalization Growth Fund, Global (ex-U.S.) Equity Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund is higher than the advisory fees paid by most other mutual funds, but is comparable to those of other mutual funds with similar investment objectives. The Advisor has agreed irrevocably to waive its fees and reimburse expenses to the extent that total operating expenses exceed the following rates of the respective Series' average daily net assets as follows, without regard to 12b-1 Plan expenses for the UBS Investment Funds class of shares or the Brinson-Class N shares of each Series: 1.60% for the Emerging Markets Debt Fund; 1.15% for the U.S. Small Capitalization Growth Fund and the Emerging Markets Equity Fund; 1.10% for the Global Fund; 1.00% for the Global Equity Fund and the Global (ex-U.S.) Equity Fund; 0.90% for the Global Bond Fund; 0.80% for the U.S. Balanced Fund, the U.S. Equity Fund and the U.S. Large Capitalization Growth Fund; 0.70% for the High Yield Fund and the U.S. Large Capitalization Equity Fund; and 0.60% for the U.S. Bond Fund.

    Advisory fees accrued to Brinson Partners were as follows:

A.  FISCAL YEAR ENDED JUNE 30, 1996

                                  GROSS ADVISORY FEES
                                        EARNED             NET ADVISORY FEES PAID      FUND EXPENSES PAID
SERIES*                               BY ADVISOR              AFTER FEE WAIVER             BY ADVISOR
------                                ----------              ----------------             ----------
GLOBAL FUND                           $3,415,057                 $3,415,057                 $      0
GLOBAL EQUITY FUND                    $  390,824                 $   12,198                 $378,626
GLOBAL BOND FUND                      $  310,066                 $      158                 $309,908
U.S. BALANCED FUND                    $1,465,283                 $1,015,531                 $449,752
U.S. EQUITY FUND                      $  638,063                 $  326,322                 $311,741
U.S. BOND FUND                        $   37,868                 $        0                 $230,216
GLOBAL (ex-U.S.) EQUITY FUND          $1,403,109                 $1,050,199                 $352,910

B.  FISCAL YEAR ENDED JUNE 30, 1997

                                  GROSS ADVISORY FEES
                                        EARNED             NET ADVISORY FEES PAID      FUND EXPENSES PAID
SERIES*                               BY ADVISOR              AFTER FEE WAIVER             BY ADVISOR
-----                                 ----------              ----------------             ----------
GLOBAL FUND                           $4,294,925                 $4,294,925                 $      0
GLOBAL EQUITY FUND                    $  641,075                 $  445,564                 $195,511
GLOBAL BOND FUND                      $  344,152                 $  149,228                 $194,924
U.S. BALANCED FUND                    $1,775,454                 $1,559,981                 $215,473
U.S. EQUITY FUND                      $1,423,666                 $1,234,361                 $189,305
U.S. BOND FUND                        $   67,835                 $        0                 $142,178
GLOBAL (ex-U.S.) EQUITY FUND          $2,420,667                 $2,420,667                 $      0

* The U.S. Large Capitalization Equity Fund, the U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund, the High Yield Fund, the Emerging Markets Debt Fund and the Emerging Markets Equity Fund had not commenced operations as of the time periods indicated. Effective December 10, 1998, the Non-U.S. Equity Fund changed its name to the Global (ex-U.S.) Equity Fund.

C.  FISCAL YEAR ENDED JUNE 30, 1998

                                  GROSS ADVISORY FEES
                                        EARNED             NET ADVISORY FEES PAID      FUND EXPENSES PAID
SERIES*                               BY ADVISOR              AFTER FEE WAIVER             BY ADVISOR
------                                ----------              ----------------             ----------
GLOBAL FUND                           $5,378,141                 $5,378,141                  $     0
GLOBAL EQUITY FUND                    $  719,439                 $  697,541                  $21,898
GLOBAL BOND FUND                      $  500,982                 $  457,480                  $43,502
U.S. BALANCED FUND                    $1,674,661                 $1,655,564                  $19,097
U.S. EQUITY FUND                      $3,792,120                 $3,792,120                  $     0
U.S. LARGE CAPITALIZATION
 EQUITY FUND                          $   21,230                 $        0                  $23,989
U.S. BOND FUND                        $  142,474                 $   74,626                  $67,848
GLOBAL (ex-U.S.) EQUITY FUND          $3,475,953                 $3,475,953                  $     0

* The U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund, the High Yield Fund, the Emerging Markets Debt Fund and the Emerging Markets Equity Fund had not commenced operations as of the time period indicated. Effective December 10, 1998, the Non-U.S. Equity Fund changed its name to the Global (ex-U.S.) Equity Fund.


D.  PERIOD FROM DECEMBER 19, 1998 THROUGH DECEMBER 31, 1998

                                  GROSS ADVISORY FEES
                                       EARNED BY           NET ADVISORY FEES PAID      FUND EXPENSES PAID BY
SERIES*                             BRINSON PARTNERS          AFTER FEE WAIVER           BRINSON PARTNERS
------                              ----------------          ----------------           ----------------
U.S. LARGE CAPITALIZATION
 GROWTH FUND                            $   849                    $      0                   $   849

U.S. SMALL CAPITALIZATION
 GROWTH FUND                            $ 6,538                    $  2,107                   $ 4,431

HIGH YIELD FUND                         $ 6,278                    $  3,630                   $ 2,648


* Effective on December 19, 1998, the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund were reorganized into the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund, respectively. The U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund initially had fiscal years ending on December 31. At the February 22, 1999 Board of Trustees' meeting, the Board of Trustees of the Trust voted to change the fiscal year end of these three Funds to June 30.


    Prior to the reorganization of the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund (collectively, the "UBS Funds" and each a "UBS Fund") into the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund, respectively, each of the UBS Funds invested substantially all of its investable assets in a corresponding portfolio of UBS Investor Portfolios Trust (collectively, the "UBS Portfolios" and each a "UBS Portfolio"). Under the investment advisory agreement of each UBS Portfolio with the New York office of UBS A.G., as the successor to the New York Branch of the Union Bank of Switzerland ("UBS"), UBS was entitled to a monthly fee of the corresponding UBS Portfolios' average daily net assets as follows: annual rates of 0.60% for the UBS Large Cap Growth Fund, 0.60% for the UBS Small Cap Fund and 0.45% for the UBS High Yield Bond Fund. UBS agreed to waive its fees and reimburse each UBS Fund and its corresponding Portfolio to the extent that each UBS Fund's total operating expenses (including its share of its corresponding Portfolio's expenses) exceeded, on an annual basis, the following rates of the respective UBS Funds' average daily net assets: 1.00% for the UBS Large Cap Growth Fund, 1.20% for the UBS Small Cap Fund and 0.90% for the UBS High Yield Bond Fund.



    Advisory fees accrued to UBS were as follows:

A.  PERIOD FROM DECEMBER 21, 1997 THROUGH DECEMBER 31, 1997

                                  GROSS ADVISORY FEES
                                        EARNED             NET ADVISORY FEES PAID      FUND EXPENSES PAID
SERIES*                                 BY UBS                AFTER FEE WAIVER               BY UBS
------                                  ------                ----------------               ------
UBS LARGE CAP GROWTH FUND**             $  923                      $   0                    $  923

UBS SMALL CAP FUND                      $4,233                      $   0                    $4,233

UBS HIGH YIELD BOND FUND                $1,611                      $   0                    $1,611

B.  PERIOD FROM JANUARY 1, 1998 THROUGH DECEMBER 18, 1998

                                  GROSS ADVISORY FEES
                                        EARNED             NET ADVISORY FEES PAID      FUND EXPENSES PAID
SERIES*                                 BY UBS                AFTER FEE WAIVER               BY UBS
------                                  ------                ----------------               ------
UBS LARGE CAP GROWTH FUND               $ 32,644                  $     0                   $ 97,199

UBS SMALL CAP FUND                      $107,673                  $19,971                   $ 87,702

UBS HIGH YIELD BOND FUND                $ 71,860                  $     0                   $117,430




** Advisory fees for the UBS Large Cap Growth Fund were for the period December 29, 1997 through December 31, 1997.

    Under Sub-Advisory Agreements with UBS Brinson, Inc., as the successor to UBS Asset Management (New York) Inc. (the "Sub-Advisor"), UBS paid the Sub-Advisor a monthly fee of the respective UBS Portfolios' average daily net assets as follows:


UBS LARGE CAP GROWTH PORTFOLIO            0.30% of the first $25 million;
                                          0.25% of the next $25 million;
                                          and 0.20% over $50 million

UBS SMALL CAP PORTFOLIO                   0.40% of the first $25
                                          million; 0.325% of the next
                                          $25 million; and 0.25% over
                                          $50 million

UBS HIGH YIELD BOND PORTFOLIO             0.25% of the first $25 million;
                                          0.20% of the next $25 million;
                                          and 0.15% over $50 million


     UBS was responsible for paying the Sub-Advisor its fees. For the period December 29, 1997 to December 31, 1997, UBS paid $100 to the Sub-Advisor on behalf of the UBS Large Cap Growth Portfolio. For the period December 22, 1997 to December 31, 1997, UBS paid $1,250 and $535 to the Sub-Advisor on behalf of the UBS Small Cap and UBS High Yield Bond Portfolios, respectively. For the period January 1, 1998 to December 20, 1998, UBS paid $ 0 to the Sub-Advisor on behalf of the UBS Large Cap Growth Portfolio, UBS Small Cap Portfolio and UBS High Yield Bond Portfolio.

     General expenses of the Trust (such as costs of maintaining corporate existence, legal fees, insurance, etc.) will be allocated among the Series in proportion to their relative net assets. Expenses which relate exclusively to a particular Series, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Series.

ADMINISTRATOR

ADMINISTRATIVE, ACCOUNTING, TRANSFER AGENCY AND CUSTODIAN SERVICES

     Effective May 10, 1997, the Trust, on behalf of each Fund, entered into a Multiple Services Agreement (the "Services Agreement") with Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York 11201 ("MSTC"), pursuant to which MSTC was required to provide general administrative, accounting, portfolio valuation, transfer agency and custodian services to the Funds, including the coordination and monitoring of any third party service providers. Effective October 1, 1998, MSTC was acquired by The Chase Manhattan Bank, 270 Park Avenue, New York, New York 10017 ("Chase"), and Chase assumed all of MSTC's rights and obligations under the Services Agreement.

     Custody Services. Chase provides custodian services for the securities and cash of the Funds. The custody fee schedule is based primarily on the net amount of assets held during the period for which payment is being made plus a per transaction fee for transactions during the period and out-of-pocket expenses. Effective October 1, 1998, Chase became the custodian of the Funds pursuant to the Services Agreement as a result of the merger of MSTC into Chase.

     Investors Bank and Trust Company ("Investors Bank"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as co-custodian for the U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and the High Yield Fund with respect to certain foreign securities until such securities are transferred to Chase. After such securities are transferred to Chase, Chase will be the sole custodian for these Series under the terms of the Services Agreement.

     As authorized under the Services Agreement, MSTC had entered into a Mutual Funds Service Agreement (the "CGFSC Agreement") with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of Chase, under which CGFSC provides administrative, accounting, portfolio valuation and transfer agency services to the Funds. Chase has assumed all of MSTC's rights and obligations under the CGFSC Agreement. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

     Pursuant to the CGFSC Agreement, CGFSC provides:

     (1) administrative services, including providing the necessary office space, equipment and personnel to perform administrative and clerical services; preparing, filing and distributing proxy materials, periodic reports to investors, registration statements and other documents; and responding to investor inquiries;

     (2) accounting and portfolio valuation services, including the daily calculation of each Fund's net asset value and the preparation of certain financial statements; and

     (3) transfer agency services, including the maintenance of each investor's account records, responding to investors' inquiries concerning accounts, processing purchases and redemptions of each Fund's shares, acting as dividend and distribution disbursing agent and performing other service functions. Shareholder inquiries should be made to the transfer agent at 1-800-448-2430 (for the Brinson Fund-Class N and Brinson Fund-Class I) or 1-800-794-7753 (for the UBS Investment Funds class of shares).

     For its administrative, accounting, transfer agency and custodian services, Chase receives the following as compensation from the Trust on an annual basis:
0.0025% of the average daily U.S. assets of the Trust; 0.0525% of the average daily non-U.S. assets of the Trust; 0.3250% of the average daily emerging markets equity assets of the Trust; and 0.019% of the average daily emerging markets debt assets of the Trust. Chase receives an additional fee of 0.075% of the average daily net assets of the Trust for administrative duties, the latter subject to the expense limitation applicable to the Trust. No fee (asset based or otherwise) is charged on any investments made by any fund into any other fund sponsored or managed by the Advisor and assets of a fund that are invested in another investment company or series thereof sponsored or managed by the Advisor will not be counted in determining the 0.075% administrative duties fee or the applicability of the expense limitation on such fee. The foregoing fees include all out-of-pocket expenses or transaction charges incurred by Chase and any third party service provider in providing such services.

     Also as authorized under the Services Agreement, Chase has entered into a sub-administration agreement (the "FDI Agreement") with Funds Distributor, Inc. ("FDI") under which FDI provides administrative assistance to the Funds with respect to (i) regulatory matters, including regulatory developments and examinations, (ii) all aspects of each Fund's day-to-day operations, (iii) office facilities, clerical and administrative services, and (iv) maintenance of books and records. FDI's business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     Pursuant to the CGFSC Agreement and the FDI Agreement, Chase pays CGFSC and FDI, respectively, for the services that CGFSC and FDI provide to Chase in fulfilling Chase's obligations under the Services Agreement.

     For the fiscal years ended June 30, 1997 and June 30, 1998, aggregate fees paid to MSTC for administration, accounting, portfolio valuation and transfer agency services under the Services Agreement were as follows:

                                             MAY 10, 1997
                                            THROUGH FISCAL        FISCAL YEAR ENDED
SERIES*                                 YEAR END JUNE 30, 1997      JUNE 30, 1998
------                                  ----------------------      -------------
GLOBAL FUND                                     $69,572                $464,398
GLOBAL EQUITY FUND                              $ 7,799                $  9,809
GLOBAL BOND FUND                                $ 3,707                $      0
U.S. BALANCED FUND                              $10,324                $ 79,503
U S. EQUITY FUND                                $12,495                $247,167
U.S. LARGE CAPITALIZATION EQUITY FUND           $     0                $      0
U.S. BOND FUND                                  $     0                $      0
GLOBAL (ex-U.S.) EQUITY FUND                    $17,159                $305,643

* The U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, High Yield Fund, Emerging Markets Debt and Emerging Markets Equity Funds had not commenced operations as of the time periods indicated. Effective December 10, 1998, the Non-U.S. Equity Fund changed its name to the Global (ex-U.S.) Equity Fund.

     Until May 9, 1997, FPS Services, Inc., 3200 Horizon Drive, King of Prussia, PA 19406-0903 ("FPS"), provided certain administrative services to the Trust pursuant to an administration agreement (the "Administration Agreement").

     As compensation for services performed under the Administration Agreement, FPS received a fee payable monthly at an annual rate multiplied by the average daily net assets of the Trust.

     Administration fees paid to FPS were as follows:

                                         FISCAL YEAR ENDED            JULY 1, 1996 THROUGH
SERIES*                                    JUNE 30, 1996                  MAY 9, 1997
------                                     -------------                  -----------
GLOBAL FUND                                   $293,601                      $271,364
GLOBAL EQUITY FUND                            $ 32,468                      $ 38,047
GLOBAL BOND FUND                              $ 29,216                      $ 25,412
U.S. BALANCED FUND                            $140,841                      $121,580
U.S. EQUITY FUND                              $ 58,286                      $ 76,534
U.S. BOND FUND                                $ 58,286                      $  6,542
GLOBAL (ex-U.S.) EQUITY FUND                  $119,433                      $122,780


* The U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, High Yield Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund had not commenced operations as of the time periods indicated. Effective December 10, 1998, the Non-U.S. Equity Fund changed its name to the Global (ex-U.S.) Equity Fund.


     Prior to the reorganization of the UBS Funds into the Trust, IBT Trust & Custodial Services (Ireland) Limited ("IBT Ireland") and Investors Bank provided certain administrative services to the UBS Portfolios and the UBS Funds, respectively, pursuant to Administration Agreements. For its services under the Administration Agreements, each corresponding UBS Portfolio paid IBT Ireland a fee calculated daily and paid monthly equal, on an annual basis, to 0.07% of the UBS Portfolio's first $100 million in average daily net assets and 0.05% of the assets in excess of $100 million. For its services under the Administration Agreements, each corresponding UBS Fund paid Investors Bank a fee calculated daily and paid monthly equal, on an annual basis, to 0.065% of the UBS Fund's first $100 million in average daily net assets and 0.025% of the next $100 million in average daily net assets. Investors Bank was not paid a fee from a UBS Fund on average daily net assets in excess of $200 million.


     Administrative fees paid to IBT Ireland were as follows:

                                         COMMENCEMENT OF       JANUARY 1, 1998
                                      OPERATIONS** THROUGH         THROUGH
SERIES*                                 DECEMBER 31, 1997     DECEMBER 18, 1998
------                                  -----------------     -----------------
UBS LARGE CAP GROWTH PORTFOLIO                $2,096                $12,574

UBS SMALL CAP PORTFOLIO                       $3,362                $22,896

UBS HIGH YIELD BOND PORTFOLIO                 $1,870                $16,854


     Administrative fees paid to Investors Bank were as follows:

                                         COMMENCEMENT OF               JANUARY 1, 1998
                                      OPERATIONS** THROUGH                 THROUGH
SERIES*                                 DECEMBER 31, 1997             DECEMBER 18, 1998
------                                  -----------------             -----------------
UBS LARGE CAP GROWTH FUND                    $  450                         $ 7,361

UBS SMALL CAP FUND                           $1,580                         $24,165

UBS HIGH YIELD BOND FUND                     $1,185                         $21,515





     * Effective on December 19, 1998, the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund were reorganized into the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund, respectively. The U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund initially had fiscal years ending on December 31. At the February 22, 1999 Board of Trustees' meeting, the Board of Trustees' of the Trust voted to change the fiscal year end of these three Funds to June 30.


     ** The UBS Large Cap Growth Portfolio and its corresponding UBS Fund commenced operations on October 14, 1997. The UBS Small Cap Portfolio and UBS High Yield Bond Portfolio and their respective corresponding UBS Funds commenced operations on September 30, 1997.

INDEPENDENT AUDITORS

     Ernst & Young LLP, Chicago, Illinois, are the independent auditors of the Trust.

UNDERWRITER

     FDI, 60 State Street, Suite 1300, Boston, MA 02109, acts as an underwriter of the Series' continuous offer of shares for the purpose of facilitating the filing of notices regarding sale of the shares of the Series under state securities laws and to assist in sales of shares pursuant to an underwriting agreement (the "Underwriting Agreement") approved by the Board. In this regard, FDI has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Trust shall from time to time identify to FDI as states in which it wishes to offer the Series' shares for sale, in order that state filings may be maintained for the Series. FDI does not receive any compensation under the Underwriting Agreement.

     FDI is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.


     The Trust does not impose any sales loads or redemption fees, except for a transaction charge applicable to redemptions of shares of the Emerging Markets Equity Fund. Each Series shall continue to bear the expense of all filing fees incurred in connection with the filing of notices regarding sale of shares under state securities laws.

     The Underwriting Agreement may be terminated by either party upon sixty
(60) days prior written notice to the other party, and if so terminated, the pro rata portion of the unearned fee will be returned to the Trust.

DISTRIBUTION PLAN

     The Board has adopted a distribution plan (the "UBS Investment Plan") pursuant to Rule 12b-1 under the Act, for each Series' UBS Investment Funds class of shares and a separate distribution plan (the "Class N Plan") pursuant to Rule 12b-1 under the Act, for each Series' Brinson Fund-Class N shares (the UBS Investment Plan and the Class N Plan together, the "Plans"). The UBS Investment Funds class of shares was formerly known as the SwissKey class of shares. The name change was made effective on September 15, 1998. The Plans permit each Series to reimburse FDI, Brinson Partners and others from the assets of the UBS Investment Funds class of shares and Brinson Fund-Class N shares with a quarterly fee for services and expenses incurred in distributing and promoting sales of UBS Investment Funds class of shares and Brinson Fund-Class N shares, respectively. These expenses include, but are not limited to, preparing and distributing advertisements and sales literature, printing prospectuses and reports used for sales purposes, and paying distribution and maintenance fees to brokers, dealers and others in accordance with a selling agreement with the Trust on behalf of the UBS Investment Funds class of shares and the Brinson Fund-Class N shares or FDI. In addition, each Series may make payments directly to FDI for payment to dealers or others, or directly to others, such as banks, who assist in the distribution of the UBS Investment Funds class of shares or Brinson Fund-Class N shares or provide services with respect to the UBS Investment Funds class of shares or Brinson Fund-Class N shares.

     UBS A.G., or one of its affiliates, pursuant to a selected dealer agreement, may provide additional compensation to securities dealers from its own resources in connection with sales of the UBS Investment Funds class of shares or Brinson Fund-Class N shares of the Series.

     The aggregate distribution fees paid by the Series from the assets of the respective UBS Investment Funds class of shares to FDI and others under the UBS Investment Plan may not exceed 0.90% of a Fund's average daily net assets in any year (0.25% of which are service fees to be paid by the Series to FDI, dealers and others, for providing personal service and/or maintaining shareholder accounts). The UBS Investment Plan provides, however, that the aggregate distribution fees for each respective Fund shall not exceed the following maximum amounts for the 1999 fiscal year: UBS Investment Fund-Global - 0.65%, UBS Investment Fund-Global Equity - 0.76%, UBS Investment Fund-Global Bond - 0.49%, UBS Investment Fund-U.S. Balanced - 0.50%, UBS Investment Fund-U.S. Equity-0.52%, UBS Investment Fund-U.S. Large Capitalization Equity - 0.52%, UBS Investment Fund-U.S. Large Capitalization Growth - 0.77%, UBS Investment Fund-U.S. Small Capitalization Growth - 0.77%, UBS Investment Fund-U.S. Bond - 0.47%, UBS Investment Fund-High Yield - 0.85%, UBS Investment Fund-Global (ex-U.S.) Equity - 0.84%, UBS Investment Fund-Emerging Markets Equity - 0.85% and UBS Investment Fund-Emerging Markets Debt - 0.75%.

     The aggregate distribution fees paid by the Series from the assets of the respective Brinson Fund-Class N shares to FDI and others under the Class N Plan may not exceed 0.25% of a Fund's average daily net assets in any year.

     The UBS Investment Plan does not apply to the Brinson Fund-Class I or the Brinson Fund-Class N shares of each Series and those shares are not included in calculating the UBS Investment Plan's fees. The Class N Plan does not apply to the Brinson Fund-Class I or the UBS Investment Funds class of shares of each Series and those shares are not included in calculating the Class N Plan's fees.

     The quarterly fees paid to FDI under the Plans are subject to the review and approval by the Trust's Trustees who are not "interested persons" of the Advisor or FDI (as defined in the Act) and who may reduce the fees or terminate the Plans at any time.

     Amounts spent on behalf of each UBS Investment Funds class of shares pursuant to the UBS Investment Plan during the fiscal year ended June 30, 1998 are set forth below.

----------------------------------------------------------------------------------------------
                         COMPENSATION  COMPENSATION  COMPENSATION TO
                              OF            OF          UBS SALES
FUND*         PRINTING   UNDERWRITERS    DEALERS        PERSONNEL     ADVERTISING     OTHER
==============================================================================================
UBS           $3,741.36         $0.00         $0.00      $215,695.93        $0.00  $ 64,708.62
Investment
Fund-Global

----------------------------------------------------------------------------------------------
UBS           $8,392.57         $0.00         $0.00      $483,844.59        $0.00  $145,153.37
Investment
Fund-Global
Equity

----------------------------------------------------------------------------------------------
UBS           $1,000.00         $0.00         $0.00      $ 34,008.30        $0.00  $ 10,202.99
Investment
Fund-Global
Bond

----------------------------------------------------------------------------------------------
UBS           $1,000.00         $0.00         $0.00      $ 61,691.74        $0.00  $ 20,307.52
Investment
Fund-U.S.
Balanced

----------------------------------------------------------------------------------------------
UBS           $5,825.06         $0.00         $0.00      $335,823.55        $0.00  $100,747.06
Investment
Fund-U.S.
Equity

----------------------------------------------------------------------------------------------
UBS
Investment    $    0.00         $0.00         $0.00      $      0.00        $0.00  $      0.00
Fund-U.S.
Large
Capitalization
Equity

----------------------------------------------------------------------------------------------

UBS           $1,000.00         $0.00         $0.00      $ 11,891.51        $0.00  $  3,567.95
Investment
Fund-U.S.
Bond

----------------------------------------------------------------------------------------------
UBS           $1,000.00         $0.00         $0.00      $ 14,053.50        $0.00  $  4,216.05
Investment
Fund Global
(ex-U.S.)
Equity

----------------------------------------------------------------------------------------------


     Amounts spent on behalf of each Brinson Fund - Class N class pursuant to the Class N Plan during the fiscal year ended June 30, 1998 are set forth below.


------------------------------------------------------------------------------------
                     COMPENSATION  COMPENSATION  COMPENSATION TO
                          OF            OF          UBS SALES
  FUND*    PRINTING  UNDERWRITER     DEALERS        PERSONNEL     ADVERTISING  OTHER
====================================================================================
Global        $0.00         $0.00     $  670.71            $0.00        $0.00  $0.00
Fund -
Class N
------------------------------------------------------------------------------------
Global        $0.00         $0.00     $    0.00            $0.00        $0.00  $0.00
Equity
Fund -
Class N
------------------------------------------------------------------------------------
Global        $0.00         $0.00     $    4.13            $0.00        $0.00  $0.00
Bond
Fund -
Class N
------------------------------------------------------------------------------------
U.S.          $0.00         $0.00     $    0.00            $0.00        $0.00  $0.00
Balanced
Fund -
Class N
------------------------------------------------------------------------------------
U.S.          $0.00         $0.00     $  148.66            $0.00        $0.00  $0.00
Equity
Fund -
Class N
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
U.S. Large    $0.00         $0.00     $7,577.29            $0.00        $0.00  $0.00
Capitalization
Equity Fund -
Class N
------------------------------------------------------------------------------------
U.S. Bond     $0.00         $0.00     $    0.00            $0.00        $0.00  $0.00
Fund -
Class N
------------------------------------------------------------------------------------

Global        $0.00         $0.00     $    5.40            $0.00        $0.00  $0.00
(ex-U.S.)
Equity Fund -
Class N
------------------------------------------------------------------------------------


     * The U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, High Yield Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund had not commenced operations as of the time period indicated. Effective December 10, 1998, the Non-U.S. Equity Fund changed its name to the Global (ex-U.S.) Equity Fund.

     CODE OF ETHICS

          The Trust has adopted a Code of Ethics which establishes standards by which certain access persons of the Trust, which include officers of the Advisor and officers and Trustees of the Trust, must abide relating to personal securities trading conduct.

          Under the Code of Ethics, access persons are prohibited from engaging in certain conduct, including, but not limited to: 1) investing in companies in which the Series invest unless the securities have a broad public market and are registered on a national securities exchange or are traded in the over-the-counter markets; 2) making or maintaining an investment in any corporation or business with which the Series have business relationships if the investment might create, or give the appearance of creating, a conflict of interest; 3) participating in an initial public offering; 4) entering into a securities transaction when the access person knows or should know that such activity will anticipate, parallel or counter any securities transaction of a Series; 5) entering into any securities transaction, without prior approval, in connection with any security which has been designated as restricted; 6) entering into a net short position with respect to any security held by a Series; 7) entering into any derivative transaction when a direct transaction in the underlying security would be a violation; and 8) engaging in self-dealing or other transactions benefiting the access person at the expense of the Series or its shareholders.

          In addition, access persons are required to receive advance approval prior to purchasing or selling a restricted security, and may not buy or sell certain prohibited securities. The Advisor will identify for access persons prohibited securities, which include securities that are being considered for purchase or sale by any account or fund managed by the Advisor, and provide a list of such securities to all access persons. Access persons are required to file quarterly reports of security investment transactions. Trustees or officers who are not "interested persons" of the Trust, as defined in the Act, need only report a transaction in a security if such Trustee or officer, at the time of the transaction, knew or should have known, in the ordinary course of fulfilling his or her official duties as a Trustee or officer, that, during the 15-day period immediately preceding or after the date of the transaction by the Trustee or officer, such security was purchased or sold by a Series, or was being considered for purchase by a Series.

     PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

          Brinson Partners is responsible for decisions to buy and sell securities for the Series and for the placement of the Series' portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed income securities in which the Series invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the bid/ask spread quoted on securities includes an implicit profit to the dealers. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. Brinson Partners is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Series. Under its advisory agreements with the Global Funds and the Global (ex-U.S.) Equity Fund, Brinson Partners is authorized to utilize the trading desk of its foreign subsidiaries to execute foreign securities transactions, but monitors the selection by such subsidiaries of brokers and dealers used to execute transactions for those Series. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. However, subject to policies established by the Board of the Trust, a Series may pay a broker-dealer a commission for effecting a portfolio transaction for the Series in excess of the amount of commission another broker-dealer would have charged if Brinson Partners determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Series, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, Brinson Partners considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical material or other services to the Series or to Brinson Partners. Such services include advice, both directly and in writing, as to the value of the securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows Brinson Partners to supplement its own investment research activities and obtain the views and information of others prior to making investment decisions. Brinson Partners is of the opinion that, because this material must be analyzed and reviewed by its staff, its receipt and use does not tend to reduce expenses but may benefit the Series by supplementing the Advisor's research.

          Brinson Partners effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom the Series effect their securities transactions may be used by Brinson Partners in servicing all of its accounts; not all such services may be used in connection with the Series. In the opinion of Brinson Partners, it is not possible to measure separately the benefits from research services to each of the accounts (including the Series). Brinson Partners will attempt to equitably allocate portfolio transactions among the Series and others whenever concurrent decisions are made to purchase or sell securities by the Series and another. In making such allocations between the Series and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Series and the others. In some cases, this procedure could have an adverse effect on the Series. In the opinion of Brinson Partners, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

          When buying or selling securities, the Series may pay commissions to brokers who are affiliated with the Advisor or the Series. The Series may purchase securities in certain underwritten offerings for which an affiliate of the Series or the Advisor may act as an underwriter. The Series may effect future transactions through, and pay commissions to, futures commission merchants who are affiliated with the Advisor or the Series in accordance with procedures adopted by the Board.

          The Series incurred brokerage commissions as follows:

                          FISCAL YEAR ENDED      FISCAL YEAR ENDED      FISCAL YEAR ENDED
SERIES                      JUNE 30, 1996*         JUNE 30, 1997*         JUNE 30, 1998*
------                      --------------         --------------         --------------
GLOBAL FUND                    $327,191               $385,571               $442,603
GLOBAL EQUITY FUND             $123,467               $142,922               $166,103
GLOBAL BOND FUND               $      0               $      0               $      0
U.S. BALANCED FUND             $ 99,554               $139,165               $ 85,784
U.S. EQUITY FUND               $105,887               $290,526               $560,721

U.S. LARGE CAPITALIZATION
 EQUITY FUND
                                       $      0          $      0          $  9,714

U.S. BOND FUND                         $      0          $      0          $      0
GLOBAL (ex-U.S.) EQUITY FUND*
                                       $322,915          $833,293          $942,115


* The U.S. Large Capitalization Equity Fund commenced operations on April 6, 1998. The U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund, the High Yield Fund, the Emerging Markets Debt Fund and the Emerging Markets Equity Fund had not commenced operations as of the time periods indicated. Effective December 10, 1998, the Non-U.S. Equity Fund changed its name to the Global (ex-U.S.) Equity Fund.

     For the fiscal year ended June 30, 1998, the Global Fund, U.S. Balanced Fund, U.S. Equity Fund and U.S. Large Capitalization Equity Fund paid brokerage commissions to Warburg Dillon Read ("Warburg"), an affiliated broker-dealer, as follows:

                                       AGGREGATE
                                   DOLLAR AMOUNT OF                                          % OF AGGREGATE DOLLAR AMOUNT
                                   COMMISSIONS PAID          % OF AGGREGATE  COMMISSIONS               PAID TO
FUND                                  TO WARBURG                   PAID TO WARBURG                     WARBURG
----                                  ----------                   ---------------                     -------
GLOBAL FUND                             $ 6,078                          1.37%                           0.78%
U.S. BALANCED FUND                      $ 2,190                          2.55%                           0.27%
U.S. EQUITY FUND                        $93,356                         16.65%                          21.43%
U.S. LARGE CAPITALIZATION
 EQUITY FUND
                                        $   453                          4.66%                           5.16%

          For the fiscal year ended June 30, 1998, the Trust and the Advisor had no agreements or understandings with a broker or otherwise causing brokerage transactions or commissions for research services.

          The U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund incurred brokerage commissions as follows:

                                       COMMENCEMENT OF
                                    OPERATIONS ** THROUGH       JANUARY 1, 1998 THROUGH         DECEMBER 19, 1998
SERIES*                               DECEMBER 31, 1997            DECEMBER 18, 1998        THROUGH DECEMBER 31, 1998
-------                               -----------------            -----------------        -------------------------
U.S. LARGE CAPITALIZATION
 GROWTH FUND                              $18,270***                    $31,628***                     $   25

U.S. SMALL CAPITALIZATION
 GROWTH FUND                              $30,680***                    $52,862***                     $4,722

HIGH YIELD FUND                           $   N/A***                    $   N/A***                     $    0





     * The U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund commenced operations effective on December 19, 1998. Effective on December 21, 1998, the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund were reorganized into the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund, respectively. The U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund initially had fiscal years ending on December 31. At the February 22, 1999 Board of Trustees' meeting, the Board of Trustees of the Trust voted to change the fiscal year end of these three Funds to June 30.

     ** The UBS Large Cap Growth Fund commenced operations on October 14, 1997. The UBS Small Cap Fund and UBS High Yield Bond Fund commenced operations on September 30, 1997.

     *** Prior to the reorganization of the UBS Funds into the corresponding series of the Trust, each of the UBS Funds invested substantially all of its investable assets in corresponding series of the UBS Investor Portfolios Trust (collectively, the "UBS Portfolios"). As a result, the UBS Funds did not incur brokerage commissions. The brokerage commissions reflected were incurred by the UBS Portfolios.

PORTFOLIO TURNOVER

     The Series are free to dispose of their portfolio securities at any time, subject to complying with the Code and the Act, when changes in circumstances or conditions make such a move desirable in light of the respective investment objective. The Series will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving that Series' investment objective.

     The Series do not intend to use short-term trading as a primary means of achieving their investment objectives. The rate of portfolio turnover shall be calculated by dividing (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by that Series during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

     Under normal circumstances, the portfolio turnover rate for the Global Equity Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund and Global (ex-U.S.) Equity Fund is not expected to exceed 100%. The portfolio turnover rates for the Global Fund, Global Bond Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund may exceed 100% and in some years, 200%. The portfolio turnover rate for the U.S. Small Capitalization Growth Fund may exceed 150%, and for the U.S. Balanced Fund and U.S. Bond Fund, may exceed 100% and in some years, 300%. High portfolio turnover rates (over 100%) may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Series and ultimately by that Series' shareholders. In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

     With respect to the Global Fund, for the fiscal years ended June 30, 1997 and June 30, 1998, the portfolio turnover rate of the Series was 150% and 88%, respectively. With respect to the Global Bond Fund, for the fiscal years ended June 30, 1997 and June 30, 1998, the portfolio turnover rate of the Series was 235% and 151%, respectively. With respect to the U.S. Balanced Fund, for the fiscal years ended June 30, 1997 and June 30, 1998, the portfolio turnover rate of the Series was 329% and 194%, respectively. With respect to the U.S. Bond Fund, for the fiscal years ended June 30, 1997 and June 30, 1998, the portfolio turnover rate of the Series was 410% and 198%, respectively. With respect to the Global Equity Fund, for the fiscal years ended June 30, 1997 and June 30, 1998, the portfolio turnover rate of the Series was 32% and 46%, respectively. With respect to the Global (ex-U.S.) Equity Fund, for the fiscal years ended June 30, 1997 and June 30, 1998, the portfolio turnover rate of the Series was 25% and 49%, respectively. With respect to the U.S. Equity Fund, for the fiscal years ended June 30, 1997 and June 30, 1998, the portfolio turnover rate of the Series was 43% and 42%, respectively. With respect to the U.S. Large Capitalization Equity Fund, for the period April 6, 1998 (commencement of operations) to June 30, 1998, the portfolio turnover rate of the Series was 12%. With respect to the High Yield Fund for the period September 30, 1997 (commencement of operations) to December
31, 1997, the portfolio turnover rate was 80%. The portfolio turnover rate for the High Yield Fund reflects the portfolio turnover rate for UBS Investor Portfolios Trust - UBS High Yield Bond Portfolio. With respect to the U.S. Large Capitalization Growth Fund, for the period October 14, 1997 (commencement of operations) to December 31, 1997, the portfolio turnover rate was 6%. The portfolio turnover rate for the U.S. Large Capitalization Growth Fund reflects the portfolio turnover rate for UBS Investor Portfolios Trust - UBS Large Cap Growth Portfolio. With respect to the U.S. Small Capitalization Growth Fund, for the period September 30, 1997 (commencement of operations) to December 31, 1997, the portfolio turnover rate was 3%. The portfolio turnover rate for the U.S. Small Capitalization Growth Fund reflects the portfolio turnover rate for UBS Investor Portfolios Trust - UBS Small Cap Portfolio. Any significant variation in portfolio turnover rates over such periods was due to an increase in the assets of the Series which caused the Series to reposition their portfolio holdings in order to meet their investment objectives and policies.

SHARES OF BENEFICIAL INTEREST

     Each Series is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value per share. Each share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the applicable Series and has identical voting, dividend, redemption, liquidation, and other rights and preferences as the other class of that Series, except that only shares of the UBS Investment Funds class may vote on any matter affecting only the UBS Investment Plan under Rule 12b-1. Similarly, only shares of the Brinson Fund-Class N may vote on matters that affect only the Class N Plan. No class may vote on matters that affect only another class. Under Delaware law, the Trust does not normally hold annual meetings of shareholders. Shareholders' meetings may be held from time to time to consider certain matters including changes to a Series' fundamental investment objective and fundamental investment policies, changes to the Trust's investment advisory agreement and the election of Trustees when required by the Act. When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per share with proportionate voting for fractional shares. The shares of the Series do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority from time to time to divide or combine the shares of the Series into a greater or lesser number of shares so affected. In the case of a liquidation of a Series, each shareholder of the Series will be entitled to share, based upon the shareholder's percentage share ownership, in the distribution out of assets, net of liabilities, of the Series. No shareholder is liable for further calls or assessment by the Series.

     On any matters affecting only one Series or class, only the shareholders of that Series or class are entitled to vote. On matters relating to the Trust but affecting the Series differently, separate votes by the Series or class are required. With respect to the submission to shareholder vote of a matter requiring separate voting by a Series or class, the matter shall have been effectively acted upon with respect to any Series or class if a majority of the outstanding voting securities of that Series or class votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Series or class; and
(2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

     The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Series. The SEC, however, requires the Trustees to promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the respective Series. In addition, subject to certain conditions, shareholders of each Series may apply to the Series to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

     Currently, the Trust offers thirteen Series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund, Global (ex-U.S.) Equity Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund. Three classes of shares are currently issued by the Trust for each Series: the Brinson Fund-Class N, Brinson Fund-Class I and UBS Investment Funds classes. Prior to September 15, 1998, the "UBS Investment Funds class" of shares was known as the "SwissKey Class" of shares.

PURCHASES


     Shares of each class of each Series are sold at the net asset value (plus transaction charges applicable to purchases of shares of the Emerging Markets Equity Fund and Emerging Markets Debt Fund) next determined after the receipt of a purchase application in proper form by the transfer agent. There is no sales load in connection with the purchase of Fund shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Brinson Fund-Class I shares, Brinson Fund-Class N shares, UBS Investment Funds class of shares or any Series. The minimum for initial investments with respect to the Brinson Fund-Class I for each Series is $1,000,000; subsequent investment minimums are $2,500. The minimum for initial investments with respect to the UBS Investment Funds class of shares for each Series is $25,000; subsequent investment minimums are $5,000. The minimum for initial investments with respect to the Brinson Fund-Class N for each Series is $1,000,000. The Trust reserves the right to vary the initial investment minimum and minimums for additional investments in any of the Funds at any time. In addition, Brinson Partners may waive the minimum initial investment requirement for any investor.

     The Brinson Fund-Class N shares and UBS Investment Funds class of shares may be purchased through broker-dealers having sales agreements with FDI, or through financial institutions having agency agreements with FDI. The Brinson Fund-Class N shares and UBS Investment Funds class of shares are subject to annual 12b-1 plan expenses of 0.25% and 0.90% (0.25% of which are service fees to be paid by the Funds to FDI, dealers or others for providing personal service and/or maintaining shareholder accounts), respectively, of the Funds' average daily net assets of such share class. The Brinson Fund-Class N shares may also, and the UBS Investment Funds will, be marketed directly through the offices of UBS A.G. Through its branches and subsidiaries, UBS A.G. conducts securities research, provides investment advisory services and manages mutual funds in major cities throughout the world, including Amsterdam, Basel, Frankfurt, Geneva, Hong Kong, Houston, London, Los Angeles, Luxembourg, Miami, Monte Carlo, New York, Paris, San Francisco, Singapore, Sydney, Tokyo, Toronto and Zurich.

     Purchase orders for shares of the Funds which are received by the transfer agent in proper form prior to the close of regular trading hours (currently 4:00 p.m. Eastern time) on the New York Stock Exchange (the "NYSE") on any day that the Funds' net asset values per share are calculated, are priced according to the net asset value determined on that day. Purchase orders for shares of the Funds received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined. The Funds reserve the right to change the time at which purchases are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.

     Under certain circumstances, the Trust has entered into one or more agreements (each, a "Sales Agreement") with brokers, dealers or financial institutions (each, an "Authorized Dealer") under which the Authorized Dealer may directly, or through intermediaries that the Authorized Dealer is authorized to designate under the Sales Agreement (each, a "Sub-designee"), accept purchase and redemption orders that are in "good form" on behalf of the Funds.
A Fund will be deemed to have received a purchase order when the Authorized Dealer or Sub-designee accepts the purchase order and such order will be priced at the Fund's net asset value next computed after such order is accepted by the Authorized Dealer or Sub-designee.

     The Trust may accept telephone orders for Fund shares from broker-dealers or service organizations which have been previously approved by the Trust. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Funds may be purchased through broker-dealers, banks and bank trust departments which may charge the investor a transaction fee or other fee for their services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Trust.

     Brinson Partners, or its affiliates, from its own resources, may compensate broker-dealers or other financial intermediaries ("Service Providers") for marketing, shareholder servicing, recordkeeping and/or other services performed with respect to a Fund's Class N shares, Class I shares and UBS Investment Funds class of shares. Payments made for any of these purposes may be made from its revenues, its profits or any other sources available to it. When such service arrangements are in effect, they are made generally available to all qualified Service Providers.

     Certificates representing shares purchased are not issued. However, such purchases are confirmed to the investor and credited to the shareholder's account on the books maintained by the Trust's transfer agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued.

EXCHANGES OF SHARES

     Shares of one class of a Series may only be exchanged for the same class of another Series of the Trust. Exchanges will not be permitted between the different classes. Exchanges may be made only for shares of a Series and class then offering its shares for sale in your state of residence and are subject to the minimum initial investment requirement.

     Each qualifying exchange will be made on the basis of the relative net asset values per share of both the Series from which, and the Series into which, the exchange is made, that is next computed following receipt of the exchange order in proper form by the Trust's transfer agent. Transaction charges applicable to purchases and redemptions of shares of the Emerging Markets Equity Fund and purchases of shares of the Emerging Markets Debt Fund will apply to exchanges of shares into these funds and to exchanges of shares out of the Emerging Markets Equity Fund. Exchanges may be made by telephone if the shareholder's Account Application Form includes specific authorization for telephone exchanges. The telephone exchange privilege may be difficult to implement during times of drastic economic or market changes.

     The transactions described above will result in a taxable gain or loss for federal income tax purposes. Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

     Any shareholder who wishes to make an exchange should first obtain and review the Prospectus of the Series to be acquired in the exchange. Requests for telephone exchanges must be received prior to the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) on any day on which the NYSE is open for regular trading. The Funds reserve the right to change the time at which exchanges are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists.

     At the discretion of the Trust, this exchange privilege may be terminated or modified at any time for any of the participating Series upon 60 days' prior written notice to shareholders. Contact the transfer agent for details about a particular exchange.

TRANSFER OF SECURITIES

     At the discretion of the Trust, investors may be permitted to purchase Fund shares by transferring securities to a Series that meet the Series' investment objective and policies. Securities transferred to a Series will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such acceptance. Shares issued by a Series in exchange for securities will be issued at net asset value per share of the Fund determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Series and must be delivered to the Series by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' basis therein. Securities will not be accepted in exchange for shares of a Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Series' portfolio and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Series under the 1933 Act, or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Series, will not exceed 5% of the Series' net assets immediately after the transaction.

NET ASSET VALUE

     The net asset value per share is calculated separately for each class of each Series. The net asset value per share of a class of a Series is computed by dividing the value of the assets related to that class of the Series, less the liabilities related to that class, by the number of shares of the class of the Series outstanding.

     Each class of a Series will bear pro rata all of the common expenses of that Series. The net asset values of all outstanding shares of each class of a Series will be computed on a pro rata basis for each outstanding share based on the proportionate participation in the Series represented by the value of shares of that Series. All income earned and expenses incurred by a Series will be borne on a pro rata basis by each outstanding share of a class, based on each class' percentage in the Series represented by the value of such shares of such classes, except that none of the shares of a class will incur any of the expenses under the 12b-1 plan of another class.

     Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the NYSE which currently is 4:00 p.m. Eastern time on each day the NYSE is open for trading. The Series of the Trust reserve the right to change the time at which purchases, redemptions or exchanges are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists. The NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (day observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively.

     Portfolio securities listed on a national or foreign securities exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on a particular day or an exchange, are valued at either (a) the bid price or (b) a valuation within the range considered best to represent value in the circumstances. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Other portfolio securities which are traded in the over-the-counter market are valued at the bid price as long as the bid price, in the opinion of the Advisor, continues to reflect the value of the security. Valuations of fixed income and equity securities may be obtained from a pricing service and/or broker-dealers when such prices are believed to reflect the fair value of such securities. Use of a pricing service and/or broker-dealers has been approved by the Board.

     Futures contracts are valued at their daily quoted settlement price on the exchange on which they are traded. Forward foreign currency contracts are valued daily using the mean between the bid and asked forward points added to the current exchange rate and an unrealized gain or loss is recorded. A Series realizes a gain or loss upon settlement of the contracts. Swaps will be priced at fair value based on (1) swap prices provided by broker-dealers; (2) values, or estimates of values, of the applicable equity indices and foreign rates underlying the contracts; and (3) consideration of other relevant factors. A Series' obligation under a swap agreement will be accrued daily (offset by any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of Segregated Assets. For valuation purposes, foreign securities initially expressed in foreign currency values will be converted into U.S. dollar values using WM/Reuters closing spot rates as of 4:00 p.m. London time. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of over 60 days are valued at market price. Debt securities are valued on the basis of prices provided by a pricing service, or at the bid price where readily available, as long as the bid price, in the opinion of the Advisor, continues to reflect the value of the security. Redeemable securities issued by open-end investment companies are valued using their respective net asset values for purchase orders placed at the close of the NYSE. Securities (including over-the-counter options) for which market quotations are not readily available and other assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

     Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the NYSE and values of foreign futures and options and foreign securities will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closings of such exchanges and securities markets and the closing of the NYSE which will not be reflected in the computation of the net asset value of a Series. If an event materially affecting the value of such foreign securities occurs during such period, then such securities will be valued at fair value as determined in good faith by or under the direction of the Board. Where a foreign securities market remains open at the time that a Series values its portfolio securities, or closing prices of securities from that market may not be retrieved because of local time differences or other difficulties in obtaining such prices at that time, last sale prices in such market at a point in time most practicable to timely valuation of the Series may be used.

     Due to the specific distribution expenses and other costs that will be allocable to each class, the dividends paid to each class, and related performance, of the Series may vary. The per share net asset value of the Brinson Fund-Class N shares and the UBS Investment Funds class of shares will generally be lower than that of the Brinson Fund-Class I shares of a Series because of the higher expenses borne by the UBS Investment Funds class of shares and the Brinson Fund-Class N shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution expenses differential among the classes.

REDEMPTIONS

     Under normal circumstances shareholders may redeem their shares at any time without a fee, except for the transaction charge applicable to redemptions of shares of the Emerging Markets Equity Fund. The redemption price will be based upon the net asset value per share (less the transaction charge applicable to redemptions of shares of the Emerging Markets Equity Fund) next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than the original cost, depending upon the net asset value per share at the time of redemption.

     Payment for shares tendered for redemption is made by check within five business days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond five business days, (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the NYSE is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by a Series is not reasonably practicable or it is not reasonably practicable for the Series fairly to determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Series.

     Shares of the Funds may be redeemed through certain broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were redeemed directly from the Trust.

     Under the Sales Agreement, the Authorized Dealer or Sub-designee is authorized to accept redemption orders on behalf of the Funds. A Fund will be deemed to have received a redemption order when the Authorized Dealer or Sub-designee accepts the redemption order and such order will be priced at the Fund's net asset value next computed after such order is accepted by the Authorized Dealer or Sub-designee.

     The Trust will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of Brinson Partners or the Board, result in the necessity of a Series selling assets under disadvantageous conditions and to the detriment of the remaining shareholders of the Series. Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Under unusual circumstances, when the Board deems it in the best interest of the Series' shareholders, the Trust may make payment for shares repurchased or redeemed in whole or in part in securities of the Series taken at current values. With respect to such redemptions in kind, the Trust has made an election pursuant to Rule 18f-1 under the Act. This will require the Trust to redeem in cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Series' net asset value at the beginning of each 90 day period during which such redemptions are in effect, if that amount is less than $250,000), during any 90-day period for any one shareholder. Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash. In-kind payments need not constitute a cross-section of a Series' portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment and where a Series computes such redemption in-kind, the Series will not recognize gain or loss for federal tax purposes on the securities used to compute the redemption, but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to involuntarily redeem UBS Investment Funds class of shares in any Fund account for their then current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $1,000 as a result of redemptions and not due to changes in the asset value of the Series. The shareholder will be notified that the value of his or her Fund account is less than the required minimum and will be allowed at least 60 days to bring the value of the account up to the minimum before the redemption is processed.

     Shareholders who wish to initiate purchase, exchange or redemption transactions by telephone must elect the option either on the initial application or by subsequently arranging it in writing. With respect to such telephone transactions, the Funds will ensure that reasonable procedures are used to confirm that instructions communicated by telephone are genuine (including verification of the shareholder's social security number or mother's maiden name) and, if they do not, the Funds or the transfer agent may be liable for any losses due to unauthorized or fraudulent transactions. Written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

TAXATION

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

     DISTRIBUTIONS OF NET INVESTMENT INCOME. Each Series receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation, constitute a Series' net investment income from which dividends may be paid to you. Any distributions by a Series from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

     DISTRIBUTIONS OF CAPITAL GAINS. A Series may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Series will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Series. Any net short-term or long-term capital gains realized by a Series (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series.

     EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. For Series which invest in foreign debt instruments, most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by such Series. Similarly, foreign exchange losses realized by such Series on the sale of debt instruments are generally treated as ordinary losses by the Series. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Series' ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Series' ordinary income distributions to you, and may cause some or all of the Series' previously distributed income to be classified as a return of capital.

     A Series may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the Series' total assets at the end of the fiscal year are invested in securities of foreign corporations, the Series may elect to pass-through to you your pro rata share of foreign taxes paid by the Series. If this election is made, the year-end statement you receive from the Series will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your U.S. federal income tax. The Series will provide you with the information necessary to complete your individual income tax return if such election is made.

     INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. Each Series will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held shares of a Series for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Series.

TAXES

     ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Series has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, each Series generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Series as a regulated investment company if it determines such course of action to be beneficial to you. In such case, the Series will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Series' available earnings and profits.

     EXCISE TAX DISTRIBUTION REQUIREMENTS. The Code requires each Series to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Series intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

     REDEMPTION OF SERIES SHARES. Redemptions and exchanges of shares of a Series are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Series on those shares.

     All or a portion of any loss that you realize upon the redemption of your shares of a Series will be disallowed to the extent that you purchase other shares in such Series (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

     U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Series. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. Corporate investors in certain Series may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from such Series. The portion of the dividends which qualifies for the dividends-received deduction depends on the aggregate qualifying dividend income received by a Series from domestic (US) sources. Certain holding period and debt financing restrictions may also apply to corporate investors seeking to claim the deduction. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

     INVESTMENT IN COMPLEX SECURITIES. A Series may invest in complex securities. Such investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Series are treated as ordinary income or capital gain, accelerate the recognition of income to a Series or defer a Series' ability to recognize losses, and, in limited cases, subject the Series to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Series.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


     Shareholders of the Emerging Markets Equity Fund are subject to a 1.50% transaction charge in connection with each purchase and redemption of shares of the Series. Shareholders of the Emerging Markets Debt Fund are subject to a 0.75% transaction charge in connection with each purchase of shares of the Series. Shares of the Series are sold at a price which is equal to the net asset value of such shares, plus the transaction charge. Redemption requests for the Emerging Markets Equity Fund are paid at the net asset value less the transaction charge. The transaction charges do not apply to the reinvestment of dividends or capital gain distributions. The transaction charges are paid to the Series and used by them to defray the transaction costs associated with the purchase and sale of securities within the Series. The amount of the transaction charge on purchase and redemptions represents the estimate of the costs reasonably anticipated to be associated with the purchase of securities with cash received from shareholders and the sale of securities to obtain cash to redeem shareholders. Therefore, the transaction charges offset the dilutive effect such costs would otherwise have on the net asset value of the Series' shares. Purchases and redemptions which are made in kind with securities are not subject to the transaction charges.

PERFORMANCE CALCULATIONS

     From time to time, performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Funds' past performance and should not be considered as representative of future results. The current yield will be calculated by dividing the net investment income earned per share by a Fund during the period stated in the advertisement (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the maximum net asset value per share on the last day of the period and annualizing the result on a semi-annual compounded basis. The Funds' total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in a Fund. Aggregate total return reflects the total percentage change over the stated period.


     To help investors better evaluate how an investment in the Brinson Funds might satisfy their investment objectives, advertisements regarding the Funds may discuss yield or total return as reported by various financial publications. Advertisements may also compare yield or total return to other investments, indices and averages. The following publications, benchmarks, indices and averages may be used: Lipper Mutual Fund Performance Analysis; Lipper Fixed Income Analysis; Lipper Mutual Fund Indices; Morgan Stanley Indices; Lehman Brothers Treasury Index; Salomon Smith Barney Indices; Dow Jones Composite Average or its component indices; Standard & Poor's 500 Stock Index or its component indices; Wilshire Indices; The New York Stock Exchange composite or component indices; CDA Mutual Fund Report; Weisenberger-Mutual Funds Panorama and Investment Companies; Mutual Fund Values and Mutual Fund Service Book, published by Morningstar, Inc.; comparable portfolios managed by the Advisor; and financial publications, such as Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Fortune, Money Magazine, The Wall Street Journal, Barron's, et al., which rate fund performance over various time periods.

     The principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Any fees charged by banks or other institutional investors directly to their customer accounts in connection with investments in shares of the Funds will not be included in the Brinson Funds' calculations of yield or total return.

     Performance information for the UBS Investment Funds class of shares, Brinson Fund-Class N and Brinson Fund-Class I shares of each Series will vary due to the effect of expense ratios on the performance calculations.

TOTAL RETURN

     Current yield and total return quotations used by the Series (and classes of shares) are based on standardized methods of computing performance mandated by rules adopted by the SEC. As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and deduction of all applicable charges and fees. According to the SEC formula:

P(1+T)/n/=ERV

     where:
           P    =    a hypothetical initial payment of $1,000,
           T    =    average annual total return,
           n    =    number of years,
           ERV  =    ending redeemable value of a hypothetical $1,000 payment
                     made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

     Based upon the foregoing calculations, the average annual total return for the Brinson Fund-Class I (previously Brinson Fund Class) shares of:*


     (i) the Global Fund, for the one-and five-year periods ended December 31, 1998 and the period August 31, 1992 (commencement of operations) through December 31, 1998 was 8.32 %, 10.81 % and 10.83 %,
                                          ----    -----       -----
            respectively;


     (ii) the Global Equity Fund, for the one-and three-year periods ended December 31, 1998 and the period January 28, 1994 (commencement of operations) through December 31, 1998 was 14.03 %, 13.96 %, and
                                                      -----    -----
            11.75 %, respectively;
            -----


     (iii) the Global Bond Fund, for the one-and five-year periods ended December 31, 1998 and the period July 30, 1993 (commencement of operations) through December 31, 1998 was 11.98 %, 7.63 % and 7.77
                                                      -----    ----       ----
            %, respectively;


     (iv) the U.S. Balanced Fund, for the one and three-year periods ended December 31, 1998 and the period December 30, 1994 (commencement of operations) through December 31, 1998 was 9.92 %, 11.47 % and 14.81
                                                      ----    -----       -----
            %, respectively;


     (v) the U.S. Equity Fund, for the one-and three-year periods ended December 31, 1998 and the period February 22, 1994 (commencement of operations) through December 31, 1998 was 18.57 %, 22.93 % and
                                                      -----    -----
            21.53 %, respectively;
            -----


     (vi) the U.S. Large Capitalization Equity Fund, for the period April 6, 1998 (commencement of operations) through December 31, 1998 was 4.07
                                                                            ----
            %;


     (vii) the U.S. Bond Fund, for the one-and three-year periods ended December 31, 1998 and the period August 31, 1995 (commencement of operations) through December 31, 1998 was 8.37 %, 7.14 % and 8.12 %,
                                                      ----    ----       ----
            respectively; and


     (viii) the Global (ex-U.S.) Equity Fund, for the one-and five-year periods ended December 31, 1998 and the period August 31, 1993 (commencement of operations) through December 31, 1998 was 14.39 %, 9.72 % and
                                                         -----    ----
            8.37 %, respectively.
            ----

     Based upon the foregoing calculations, the average annual total return for the UBS Investment Funds class of shares of:*

     (i) the Global Fund, for the one-and three-year periods ended December 31, 1998 and the period July 31, 1995 (commencement of operations) through December 31, 1998 was 7.60 %, 10.41 % and 11.74 %,
                                          ----    -----       -----
            respectively;

     (ii) the Global Equity Fund, for the one-and three-year periods ended December 31, 1998 and the period July 31, 1995 (commencement of operations) through December 31, 1998 was 13.17 %, 13.07 % and
                                                      -------   -------
            14.51 %, respectively;
            ------

     (iii) the Global Bond Fund, for the one-and three-year periods ended December 31, 1998 and the period July 31, 1995 (commencement of operations) through December 31, 1998 was 11.58 %, 7.05 % and 8.35
                                                      ------   -----      ----
            %, respectively;

     (iv) the U.S. Balanced Fund, for the one-and three-year periods ended December 31, 1998 and the period July 31, 1995 (commencement of operations) through December 31, 1998 was 9.57 %, 11.01 % and 12.22
                                                      -----   ------      -----
            %, respectively;

     (v) the U.S. Equity Fund, for the one-and three-year periods ended December 31, 1998 and the period July 31, 1995 (commencement of operations) through December 31, 1998 was 17.91 %, 22.28 % and
                                                     -------   ------
            23.75 %, respectively;
            ------

     (vi) the U.S. Large Capitalization Equity Fund, for the period April 6, 1998 (commencement of operations) through December 31, 1998 was 3.50
                                                                            ----
            %;

     (vii) the U.S. Bond Fund, for the one-and three-year periods ended December 31, 1998 and the period August 31, 1995 (commencement of operations) through December 31, 1998 was 8.37 %, 6.63 % and 7.60
                                                      ------   ------      -----
            %, respectively; and

     (viii) the Global (ex-U.S.) Equity Fund, for the one-and three-year periods ended December 31, 1998 and the period July 31, 1995 (commencement of operations) through December 31, 1998 was 13.44 %,
                                                                       -------
            10.02 % and  7.81 %, respectively.
            ------      ------


     Based on the foregoing calculations, the average annual total return for the Brinson Fund-Class N shares of *:


     (i) the Global Fund, for the one-year period ended December 31, 1998 and the period June 30, 1997 (commencement of operations)
            through December 31, 1998 was 8.00 % and 6.49 %, respectively;
                                         ------     ------
     (ii) the Global Equity Fund, for the one-year period ended December 31, 1998 and the period June 30, 1997 (commencement of operations) through December 31, 1998 was 13.63 % and 7.51 %, respectively;
                                         -------     ------

     (iii) the Global Bond Fund, for the one-year period ended December 31, 1998 and the period June 30, 1997 (commencement of operations) through December 31, 1998 was 11.83 % and 8.30 %, respectively;
                                         -------     ------

     (iv) the U.S. Balanced Fund, for the one-year period ended December 31, 1998 and the period June 30, 1997 (commencement of operations) through December 31, 1998 was 9.92 % and 10.50 %, respectively;
                                         ------     -------

     (v) the U.S. Equity Fund, for the one-year period ended December 31, 1998 and the period June 30, 1997 (commencement of operations) through December 31, 1998 was 17.99 % and 16.57 %, respectively;
                                         -------     -------

     (vi) the U.S. Large Capitalization Equity Fund, for the period April 6, 1998 (commencement of operations) through December 31, 1998 was 3.78
                                                                            ----
            %;

     (vii) the U.S. Bond Fund, for the one-year period ended December 31, 1998 and the period June 30, 1997 (commencement of operations) through December 31, 1998 was 8.25 % and 9.93 % , respectively; and
                                 ------      ------

     (viii) the Global (ex-U.S.) Equity Fund, for the one-year period ended December 31, 1998 and the period June 30, 1997 (commencement of operations) through December 31, 1998 was 13.96 % and 3.58 %,
                                                      -------      ------
            respectively.


     * The Emerging Markets Debt Fund and the Emerging Markets Equity Fund had not commenced operations as of the time periods indicated.

     Based on the foregoing calculations, the average annual total return for the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund was as follows:


     (i) the U.S. Large Capitalization Growth Fund, for the one-year period ended December 31, 1998 and the period October 14, 1997 (commencement of operations) through December 31, 1998 was 24.90 %
                                                                      -------
            and 19.56 %, respectively *;
               -------

     (ii) the U.S. Small Capitalization Growth Fund, for the one-year period ended December 31, 1998 and the period September 30, 1997 (commencement of operations) through December 31, 1998 was (6.70) %
                                                                       --------
            and  (9.66) %, respectively *; and
                --------

     (iii) the High Yield Fund, for the one-year period ended December 31, 1998 and the period September 30, 1997 (commencement of operations) through December 31, 1998 was 7.75 % and 8.12 %, respectively *.
                                         ------      ------

     * These Series were reorganized as Series of The Brinson Funds on December 21, 1998. The average annual total return calculations also reflect the performance of these Series while they were series of the UBS Private Investor Funds, Inc.




YIELD

     As indicated below, current yield is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the 30-day base periods. According to the SEC formula:


     Yield = 2[(a-b + 1)/6/ - 1
             ------------------
                    cd

     where:
          a     =       dividends and interest earned during the period.
          b     =       expenses accrued for the period (net of reimbursements).
          c     =       the average daily number of shares outstanding during
                        the period that were entitled to receive dividends.
          d     =       the maximum offering price per share on the last day of
                        the period.

          The yield of a Series may be calculated by dividing the net investment income per share earned by the particular Series during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. A Series' net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT AUDITORS

     The Series' Financial Statements for the fiscal year ended June 30, 1998 and the report thereon of August 7, 1998, which are contained in the Series' Annual Reports dated June 30, 1998 (which do not include the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, High Yield Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund, which had not commenced operations as of the time period indicated) (as filed with the SEC on September 9, 1998, pursuant to Section 30(b) of the Act and Rule 30b2-1 thereunder (Accession Number 0000950131-98-005115) are incorporated herein by reference. The unaudited Financial Statements of the Series for the six month period ended December 31, 1998 (as filed with the SEC on March 11, 1999 pursuant to Section 30(b) of the Act and Rule 30b2-1 thereunder (Accession Number 0000950131-99-001426 are incorporated herein by reference. The Financial Statements of the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund (formerly the UBS Large Cap Growth Portfolio, the UBS Small Cap Portfolio and the UBS High Yield Bond Portfolio (the "Portfolios")), respectively, which appear in the Annual Reports dated December 31, 1998 and the reports thereon of February 12, 1999 as of and for the fiscal year ended December 31, 1998 (as filed with the SEC on March 11, 1999 pursuant to Section 30(b) of the Act and Rule 30b2-1 thereunder (Accession Number 0000950131-99-001426 are incorporated herein by reference.

CORPORATE DEBT RATINGS                                                APPENDIX A

MOODY'S INVESTORS SERVICE, INC. DESCRIBES CLASSIFICATIONS OF CORPORATE BONDS AS
FOLLOWS:

          AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA - Bonds which are rated Aa are judged to be of high-quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          BAA - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of the category.

STANDARD & POOR'S RATINGS GROUP DESCRIBES CLASSIFICATIONS OF CORPORATE BONDS AS
FOLLOWS:

          AAA - This is the highest rating assigned by Standard & Poor's Ratings Group to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

          AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and in the majority of instances they differ from the AAA issues only in small degree.

          A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

          BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

          BB - Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments.

          B - Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

          CCC - Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal.

          CC - The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

          C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

          CI - The rating CI s reserved for income bonds on which no interest is being paid.

          D - Debt rated D is in default, or is expected to default upon maturity or payment date.

          Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                               THE BRINSON FUNDS
                                   FORM N-1A


PART C.  OTHER INFORMATION


ITEM 22.  FINANCIAL STATEMENTS.
          --------------------


          (a)  Registration Statement.


               Included in Part A:

Financial Highlights for the year ended June 30, 1998, the six months ended December 31, 1998 and previous years:

CLASS I
-------
Brinson Global Fund - Class I                           Brinson U.S. Small Capitalization Growth Fund -
Brinson Global Equity Fund - Class I                     Class I *
Brinson Global Bond Fund - Class I                      Brinson U.S. Bond Fund - Class I
Brinson U.S. Balanced Fund - Class I                    Brinson High Yield Fund - Class I *
Brinson U.S. Equity Fund - Class I                      Brinson Global (ex-U.S.) Equity Fund - Class I (formerly
Brinson U.S. Large Capitalization Equity Fund -          known as Brinson Non-U.S. Equity Fund - Class I)
Class I
Brinson U.S. Large Capitalization Growth Fund -
Class I *

UBS INVESTMENT FUNDS CLASS OF SHARES**
--------------------------------------
UBS Investment Fund - Global                            UBS Investment Fund - U.S. Small Capitalization
UBS Investment Fund - Global Equity                      Growth +
UBS Investment Fund - Global Bond                       UBS Investment Fund - U.S. Bond
UBS Investment Fund - U.S. Balanced                     UBS Investment Fund - High Yield +
UBS Investment Fund - U.S. Equity                       UBS Investment Fund - Global (ex-U.S.) Equity (formerly
UBS Investment Fund - U.S. Large Capitalization         known as SwissKey Non-U.S. Equity Fund)
Equity
UBS Investment Fund - U.S. Large Capitalization
Growth +

CLASS N
--------
Brinson Global Fund - Class N                           Brinson U.S. Small Capitalization Growth Fund -
Brinson Global Equity Fund - Class N                      Class N +
Brinson Global Bond Fund - Class N                      Brinson U.S. Bond Fund - Class N
Brinson U.S. Balanced Fund - Class N                    Brinson High Yield Fund - Class N +
Brinson U.S. Equity Fund - Class N                      Brinson Global (ex-U.S.) Equity Fund (formerly known as
Brinson U.S. Large Capitalization Equity Fund -         Brinson Non-U.S. Equity Fund) - Class N
Class N
Brinson U.S. Large Capitalization Growth Fund -
Class N +


* Financial Highlights for the year ended December 31, 1998 only. ** Formerly known as the SwissKey Funds Class of Shares.
 +  As of December 31, 1998, these classes were not operational.

          (b) Annual Report.


              Included in Part B:


GLOBAL FUND
-----------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 1998 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 1998 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 1998 (audited) /1/;

(5) Statement of Changes in Net Assets for the years ended June 30, 1998 and June 30, 1997 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 1998, June 30, 1997, June 30, 1996, June 30, 1995 and June
     30, 1994 and for the period August 31, 1992 (commencement of operations) to June 30, 1993 (audited) /1/; and for the Brinson Fund - Class N shares for the year ended June 30, 1998 (audited) /1/; and for the UBS Investment Funds class of shares for the years ended June 30, 1998 and June 30, 1997 and for the period July 31, 1995 (commencement of operations) to June 30, 1996 (audited) /1/.

(7)  Notes to Financial Statements dated June 30, 1998 (audited) /1/.


GLOBAL EQUITY FUND
------------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 1998 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 1998 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 1998 (audited) /1/;

(5) Statement of Changes in Net Assets for the years ended June 30, 1998 and June 30, 1997 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 1998, June 30, 1997, June 30, 1996 and June 30, 1995 and for the period January 28, 1994 (commencement of operations) to June 30, 1994 (audited) /1/; and for the Brinson Fund - Class N shares for the year ended June 30, 1998 (audited) /1/; and for the UBS Investment Funds class of shares for the years ended June 30, 1998 and June 30, 1997 and for the period July 31, 1995 (commencement of operations) to June 30, 1996 (audited) /1/.

(7)  Notes to Financial Statements dated June 30, 1998 (audited) /1/.

GLOBAL BOND FUND
----------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 1998 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 1998 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 1998 (audited) /1/;

(5) Statement of Changes in Net Assets for the years ended June 30, 1998 and June 30, 1997 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 1998, June 30, 1997, June 30, 1996 and June 30, 1995 and for the period July 30, 1993 (commencement of operations) to June 30, 1994 (audited) /1/; and for the Brinson Fund - Class N shares for the year ended June 30, 1998 (audited) /1/; and for the UBS Investment Funds class of shares for the years ended June 30, 1998 and June 30, 1997 and for the period July 31, 1995 (commencement of operations) to June 30, 1996 (audited) /1/.

(7)  Notes to Financial Statements dated June 30, 1998 (audited) /1/.

U.S. BALANCED FUND
------------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 1998 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 1998 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 1998 (audited) /1/;

(5) Statement of Changes in Net Assets for the years ended June 30, 1998 and June 30, 1997 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 1998, June 30, 1997 and June 30, 1996 and for the period December 30, 1994 (commencement of operations) to June 30, 1995 (audited) /1/; and for the Brinson Fund - Class N shares for the year ended June 30, 1998 (audited) /1/; and for the UBS Investment Funds class of shares for the years ended June 30, 1998 and June 30, 1997 and for the period July 31, 1995 (commencement of operations) to June 30, 1996 (audited) /1/.

(7)  Notes to Financial Statements dated June 30, 1998 (audited) /1/.

U.S. EQUITY FUND
----------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 1998 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 1998 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 1998 (audited) /1/;

(5) Statement of Changes in Net Assets for the years ended June 30, 1998 and June 30, 1997 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 1998, June 30, 1997, June 30, 1996 and June 30, 1995 and for the period February 22, 1994 (commencement of operations) to June 30, 1994 (audited) /1/; and for the Brinson Fund - Class N shares for the year ended June 30, 1998 (audited) /1/; and for the UBS Investment Funds class of shares for the years ended June 30, 1998 and June 30, 1997 and for the period July 31, 1995 (commencement of operations) to June 30, 1996 (audited) /1/.

(7)  Notes to Financial Statements dated June 30, 1998 (audited) /1/.

U.S. LARGE CAPITALIZATION EQUITY FUND
-------------------------------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 1998 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 1998 (audited) /1/;

(4) Statement of Operations for the period April 6, 1998 (commencement of operations) to June 30, 1998 (audited) /1/;

(5) Statement of Changes in Net Assets for the period April 6, 1998 (commencement of operations) to June 30, 1998 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the period April 6, 1998 (commencement of operations) to June 30, 1998 (audited) /1/; and for the Brinson Fund - Class N shares for the year period April 6, 1998 (commencement of operations) to June 30, 1998 (audited) /1/; and for the UBS Investment Funds class of shares for the period April 6, 1998 (commencement of operations) to June 30, 1998 (audited) /1/.

(7)  Notes to Financial Statements dated June 30, 1998 (audited) /1/.

U.S. BOND FUND
--------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 1998 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 1998 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 1998 (audited) /1/;

(5) Statement of Changes in Net Assets for the years ended June 30, 1998 and June 30, 1997 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 1998, June 30, 1997 and for the period August 31, 1995 (commencement of operations) to June 30, 1996 (audited) /1/; and for the Brinson Fund - Class N shares for the year ended June 30, 1998 (audited) /1/; and for the UBS Investment Funds class of shares for the years ended June 30, 1998 and June 30, 1997 and for the period August 31, 1995 (commencement of operations) to June 30, 1996 (audited) /1/.

(7)  Notes to Financial Statements dated June 30, 1998 (audited) /1/.

GLOBAL (EX-U.S.) EQUITY FUND (FORMERLY NON-U.S. EQUITY FUND)
------------------------------------------------------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 1998 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 1998 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 1998 (audited) /1/;

(5) Statement of Changes in Net Assets for the years ended June 30, 1998 and June 30, 1997 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 1998, June 30, 1997, June 30, 1996 and June 30, 1995 and for the period August 31, 1993 (commencement of operations) to June 30, 1994 (audited) /1/; and for the Brinson Fund - Class N shares for the year ended June 30, 1998 (audited) /1/; and for the UBS Investment Funds class of shares for the years ended June 30, 1998 and June 30, 1997 and for the period July 31, 1995 (commencement of operations) to June 30, 1996 (audited) /1/.

(7)  Notes to Financial Statements dated June 30, 1998 (audited) /1/.

U.S. LARGE CAPITALIZATION GROWTH FUND (formerly UBS Large Cap Growth Fund) 1
--------------------------------------------------------------------------

(1)  Report of Independent Auditors /2/;

(2)  Schedule of Investments as of December 31, 1998 (audited) /2/;

(3)  Statement of Assets and Liabilities at December 31, 1998 (audited) /2/;

(4)  Statement of Operations for the year ended December 31, 1998 (audited) /2/;

(5) Statement of Changes in Net Assets for the year ended December 31, 1998 (audited) /2/ and for the period October 14, 1997 (commencement of operations) to December 31, 1997 (audited) /2/;

(6) Financial Highlights for the Brinson Fund - Class I shares for year ended December 31, 1998 and for the period October 14, 1997 (commencement of operations) to December 31, 1998 (audited) /2/;

(7)  Notes to Financial Statements dated December 31, 1998 (unaudited) /2/.

U.S. SMALL CAPITALIZATION GROWTH FUND (FORMERLY UBS SMALL CAP FUND) 1
-------------------------------------------------------------------

(1)  Report of Independent Auditors /2/;

(2)  Schedule of Investments as of December 31, 1998 (audited) /2/;

(3)  Statement of Assets and Liabilities at December 31, 1998 (audited) /2/;

(4)  Statement of Operations for the year ended December 31, 1998 (audited) /2/;

(5) Statement of Changes in Net Assets for the year ended December 31, 1998 (audited) /2/ and for the period September 30, 1997 (commencement of operations) to December 31, 1997 (audited) /2/;

(6) Financial Highlights for the Brinson Fund - Class I shares for year ended December 31, 1998 and for the period September 30, 1997 (commencement of operations) to December 31, 1998 (audited) /2/;

(7)  Notes to Financial Statements dated December 31, 1998 (unaudited) /2/.

HIGH YIELD FUND (FORMERLY UBS HIGH YIELD BOND FUND) 1
---------------------------------------------------

(1)  Report of Independent Auditors /2/;

(2)  Schedule of Investments as of December 31, 1998 (audited) /2/;

(3)  Statement of Assets and Liabilities at December 31, 1998 (audited) /2/;

(4)  Statement of Operations for the year ended December 31, 1998 (audited) /2/;

(5) Statement of Changes in Net Assets for the year ended December 31, 1998 (audited) /2/ and for the period September 30, 1997 (commencement of operations) to December 31, 1997 (audited) /2/;

(6) Financial Highlights for the Brinson Fund - Class I shares for year ended December 31, 1998 and for the period September 30, 1997 (commencement of operations) to December 31, 1998 (audited) /2/;

(7)  Notes to Financial Statements dated December 31, 1998 (unaudited) /2/.


1 Prior to a reorganization into a series of the Trust on December 19, 1998, each Fund was a portfolio of the UBS Private Investor Funds, Inc. The accompanying Financial Statements reflect the results of operations for each of these three Funds for the year ended December 31, 1998, including the operations of the Funds prior to their reorganizations into series of the Trust.

     (c)     Semi-Annual Report


GLOBAL FUND
-----------

(1)  Schedule of Investments as of December 31, 1998 (unaudited) /3/;

(2)  Statement of Assets and Liabilities at December 31, 1998 (unaudited) /3/;

(3) Statement of Operations for the six months ended December 31, 1998 (unaudited) /3/;

(4) Statement of Changes in Net Assets for the six months ended December 31, 1998 (unaudited) /3/ and for the year ended June 30, 1998 (audited) /1/;

(5) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 1998, June 30, 1997, June 30, 1996, June 30, 1995 and June
     30, 1994 (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the Brinson Fund - Class N shares for the year ended June 30, 1998* (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the UBS Investment Funds class of shares for the years ended June 30, 1998 and June 30, 1997 and for the period July 31, 1995** to June 30, 1996 (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/.

(6)  Notes to Financial Statements dated December 31, 1998 (unaudited) /3/.

GLOBAL EQUITY FUND
------------------

(1)  Schedule of Investments as of December 31, 1998 (unaudited) /3/;

(2)  Statement of Assets and Liabilities at December 31, 1998 (unaudited) /3/;

(3) Statement of Operations for the six months ended December 31, 1998 (unaudited) /3/;

(4) Statement of Changes in Net Assets for the six months ended December 31, 1998 (unaudited) /3/ and for the year ended June 30, 1998 (audited) /1/;

(5) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 1998, June 30, 1997, June 30, 1996 and June 30, 1995 and for the period January 28, 1994 (commencement of operations) to June 30, 1994 (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the Brinson Fund - Class N shares for the year ended June 30, 1998* (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the UBS Investment Funds class of shares for the years ended June 30, 1998 and June 30, 1997 and from July 31, 1995** to June 30, 1996 (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/.

(6)  Notes to Financial Statements dated December 31, 1998 (unaudited) /3/.

GLOBAL BOND FUND
----------------

(1)  Schedule of Investments as of December 31, 1998 (unaudited) /3/;

(2)  Statement of Assets and Liabilities at December 31, 1998 (unaudited) /3/;

(3) Statement of Operations for the six months ended December 31, 1998 (unaudited) /3/;

(4) Statement of Changes in Net Assets for the six months ended December 31, 1998 (unaudited) /3/ and for the year ended June 30, 1998 (audited) /1/;

(5) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 1998, June 30, 1997, June 30, 1996 and June 30, 1995 and for the period July 30, 1993 (commencement of operations) to June 30, 1994 (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the Brinson Fund - Class N shares for the year ended June 30, 1998* (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the UBS Investment Funds class of shares for the years ended June 30, 1998 and June 30, 1997 and from July 31, 1995** through June 30, 1996 (audited) /1/; and for the six months ended December 31, 1998 (unaudited) /3/.

(6)  Notes to Financial Statements dated December 31, 1998 (unaudited) /3/.

U.S. BALANCED FUND
------------------

(1)  Schedule of Investments as of December 31, 1998 (unaudited) /3/;

(2)  Statement of Assets and Liabilities at December 31, 1998 (unaudited) /3/;

(3) Statement of Operations for the six months ended December 31, 1998 (unaudited) /3/;

(4) Statement of Changes in Net Assets for the six months ended December 31, 1998 (unaudited) /3/ and for the year ended June 30, 1998 (audited) /1/;

(5) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 1998, June 30, 1997 and June 30, 1996 and for the period December 30, 1994 (commencement of operations) to June 30, 1995 (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the Brinson Fund - Class N shares for the year ended June 30, 1998* (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the UBS Investment Funds class of shares for the years ended June 30, 1998 and June 30, 1997 and from July 31, 1995** to June 30, 1996
     (audited) /1/ and for the six months ended December 31, 1998 (unaudited)
     /3/.

(6)  Notes to Financial Statements dated December 31, 1998 (unaudited) /3/.

U.S. EQUITY FUND
----------------

(1)  Schedule of Investments as of December 31, 1998 (unaudited) /3/;

(2)  Statement of Assets and Liabilities at December 31, 1998 (unaudited) /3/;

(3) Statement of Operations for the six months ended December 31, 1998 (unaudited) /3/;

(4) Statement of Changes in Net Assets for the six months ended December 31, 1998 (unaudited) /3/ and for the year ended June 30, 1998 (audited) /1/;

(5) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 1998, June 30, 1997, June 30, 1996 and June 30, 1995 and for the period February 22, 1994 (commencement of operations) to June 30, 1994 (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the Brinson Fund - Class N shares for the year ended June 30, 1998* (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the UBS Investment Funds class of shares for the years ended June 30, 1998 and June 30, 1997 and from July 31, 1995** to June 30, 1996 (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/.

(6)  Notes to Financial Statements dated December 31, 1998 (unaudited) /3/.

U.S. LARGE CAPITALIZATION EQUITY FUND
-------------------------------------

(1)  Schedule of Investments as of December 31, 1998 (unaudited) /3/;

(2)  Statement of Assets and Liabilities at December 31, 1998 (unaudited) /3/;

(3) Statement of Operations for the six months ended December 31, 1998 (unaudited) /3/;

(4) Statement of Changes in Net Assets for the six months ended December 31, 1998 (unaudited) /3/ and for the period April 6, 1998 (commencement of operations) to June 30, 1998 (audited) /1/;

(5) Financial Highlights for the Brinson Fund - Class I shares for the period April 6, 1998 (commencement of operations) to June 30, 1998 (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the Brinson Fund - Class N shares for the period April 6, 1998 (commencement of operations) to June 30, 1998 (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the UBS Investment Funds class of shares for the period April 6, 1998 (commencement of operations) to June 30, 1998 (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/.

(6)  Notes to Financial Statements dated December 31, 1998 (unaudited) /3/.

U.S. BOND FUND
--------------

(1)  Schedule of Investments as of December 31, 1998 (unaudited) /3/;

(2)  Statement of Assets and Liabilities at December 31, 1998 (unaudited) /3/;

(3) Statement of Operations for the six months ended December 31, 1998 (unaudited) /3/;

(4) Statement of Changes in Net Assets for the six months ended December 31, 1998 (unaudited) /3/ and for the year ended June 30, 1998 (audited) /1/;

(5) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 1998 and June 30, 1997 and for the period August 31, 1995 (commencement of operations) to June 30, 1996 (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the Brinson Fund - Class N shares for the year ended June 30, 1998* (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the UBS Investment Funds class of shares for the years ended June 30, 1998 and June 30, 1997 and for the period August 31, 1995 (commencement of operations) to June 30, 1996 (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/.

(6)  Notes to Financial Statements dated December 31, 1998 (unaudited) /3/.

GLOBAL (EX-U.S.) EQUITY FUND (FORMERLY NON-U.S. EQUITY FUND)
------------------------------------------------------------

(1)  Schedule of Investments as of December 31, 1998 (unaudited) /3/;

(2)  Statement of Assets and Liabilities at December 31, 1998 (unaudited) /3/;

(3) Statement of Operations for the six months ended December 31, 1998 (unaudited) /3/;

(4) Statement of Changes in Net Assets for the six months ended December 31, 1998 (unaudited) /3/ and for the year ended June 30, 1998 (audited) /1/;

(5) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 1998, June 30, 1997, June 30, 1996 and June 30, 1995 and for the period August 31, 1993 (commencement of operations) to June 30, 1994 (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the Brinson Fund - Class N shares for the year ended June 30, 1998* (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/; and for the UBS Investment Funds class of shares for the years ended June 30, 1998 and June 30, 1997 and from July 31, 1995** to June 30, 1996 (audited) /1/ and for the six months ended December 31, 1998 (unaudited) /3/.

(6)  Notes to Financial Statements dated December 31, 1998 (unaudited) /3/.


 *  The Brinson Funds--Class N shares commenced operations on June 30, 1997.
** Commencement of the UBS Investment Funds class of shares (formerly known as the Swisskey Class of Shares).

/1/ Incorporated by reference to the Financial Statements in the Annual Report to Shareholders dated June 30, 1998 and filed electronically with the Securities and Exchange Commission (the "Commission") on September 9, 1998 (Accession No. 0000950131-98-005115).

/2/ Incorporated by reference to the Financial Statements relating to the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund (formerly UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund, respectively) in the Annual Report to Shareholders dated December 31, 1998 and filed electronically with the Commission on March 11, 1999 (Accession No. 0000950131-99-001426).

/3/ Incorporated by reference to the Financial Statements in the Semi-Annual Reports to Shareholders dated December 31, 1998 and filed electronically with the Commission on March 11, 1999 (Accession No. 0000950131-99-001426).

Item 23.  Exhibits:

               Exhibits filed pursuant to Form N-1A:

     (a)  Articles of Incorporation.

               (1) Certificate of Trust of the Registrant dated August 9, 1993, as filed with the Office of the Secretary of State of the State of Delaware on August 13, 1993, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (2)(a) Agreement and Declaration of Trust ("Declaration") dated August 19, 1993, as amended through August 24, 1998, of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

                  (b) Certificates of the Secretary and resolutions of the Registrant dated April 14, 1998 are incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.


                  (c) Certificates of the Assistant Secretary and resolutions dated August 24, 1998 and November 23, 1998 are filed electronically herewith as EX-99.a2c.

               (b)  By-Laws.

                    By-Laws of The Brinson Funds dated August 9, 1993, are incorporated herein by reference to Exhibit 2 Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), as
                    electronically filed with the Commission on August 29, 1996.

               (c)  Instruments Defining the Rights of Security Holders.

               (1) Form of Specimen Share Certificate of The Brinson Funds is incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement (Nos. 33-47287, and 811-6637) as filed on July 21, 1994 and is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

                    The rights of security holders of the Trust are further defined in the following sections of the Trust's By-Laws and
                    Declaration:

                         a.   By-Laws.
                              See Article II - "Voting", Section 7 and Section
                              10.

                         b.   Declaration.
                              See Article III - "Shares", Section 1, Section 2 and Section 6.

               (d)  Investment Advisory Contracts.

               (1) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the Global Fund (f/k/a Brinson Global Fund) series, and Secretary's Certificate relating thereto, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (2) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the Global Bond Fund (f/k/a Brinson Global Bond Fund) series, and Secretary's Certificate relating thereto, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (3) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the Global (ex-U.S.) Equity Fund (f/k/a Non-U.S. Equity Fund) series, and Secretary's Certificate relating thereto, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (4) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the Global Equity Fund (f/k/a Brinson Global Equity Fund) series, and Secretary's Certificate relating thereto, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (5) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the U.S. Equity Fund (f/k/a Brinson U.S. Equity Fund) series, and Secretary's Certificate relating thereto, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (6) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the U.S. Balanced Fund (f/k/a Brinson U.S. Balanced Fund) series, and Secretary's Certificate relating thereto, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (7) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the U.S. Bond Fund (f/k/a Brinson U.S. Bond Fund) series, and Secretary's Certificate relating thereto, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (8) Investment Advisory Agreement dated November 24, 1997 between Brinson Partners, Inc. and the Registrant on behalf of the U.S. Large Capitalization Equity Fund series is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (9) Investment Advisory Agreement dated December 18, 1998 between Brinson Partners, Inc. and the Registrant on behalf of the U.S. Large Capitalization Growth Fund series is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on March 1, 1999.

               (10) Investment Advisory Agreement dated December 18, 1998 between Brinson Partners, Inc. and the Registrant on behalf of the U.S. Small Capitalization Growth Fund series is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on March 1, 1999.

               (11) Investment Advisory Agreement dated December 18, 1998 between Brinson Partners, Inc. and the Registrant on behalf of the High Yield Fund series is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on March 1, 1999.

               (12) Investment Advisory Agreement dated December 10, 1998 between Brinson Partners, Inc. and the Registrant on behalf of the Emerging Markets Equity Fund series is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-
                    6637) as filed electronically on March 1, 1999.

               (13) Investment Advisory Agreement dated December 10, 1998 between Brinson Partners, Inc. and the Registrant on behalf of the Emerging Markets Debt Fund series is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-
                    6637) as filed electronically on March 1, 1999.

          (e)  Underwriting Contracts


               Distribution Agreement dated February 24, 1997, as amended through December 10, 1998, between Funds Distributor, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on March 1, 1999.


          (f)  Bonus or Profit Sharing Contracts.
               Not applicable.

          (g)  Custodian Agreements.

          (1) Custodial arrangements are provided under the Multiple Services Agreement dated May 9, 1997, as amended through December 10, 1998, between Morgan Stanley Trust Company, and succeeded by the Chase Manhattan Bank, and the Registrant on behalf of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on March 1, 1999.



          (2) Co-custodial arrangements between Investors Bank & Trust and Chase Global Funds Services Company dated December 18, 1998 is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-
               6637) as filed electronically on March 1, 1999.

          (h)  Other Material Contracts.
               Not applicable.

          (i) Legal Opinion

               (1) Legal opinion of Stradley, Ronon, Stevens & Young LLP, counsel to the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 18, 1998.

          (j) Other Opinions and Consents.

               (1) Consent of Ernst & Young LLP, independent auditors to the Registrant, is filed electronically herewith as Ex-99j.1 with respect to the Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Bond Fund, Global (ex-U.S.) Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund.

               (2) Consent of PricewaterhouseCoopers LLP, independent auditors to the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund, is filed electronically herewith as Ex-99j.2 with respect to those Funds.

          (k)  Omitted Financial Statements.
               Not applicable.

          (l)  Initial Capital Agreements.

               Letter of Understanding dated July 1, 1992, relating to initial capital is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

          (m)  Rule 12b-1 Plan.


                (1) Amended Distribution Plan dated February 21, 1995, as
                    amended through December 10, 1998, relating to the UBS Investment Funds class of shares (f/k/a the SwissKey Fund Class) of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-
                    6637) as filed electronically on March 1, 1999.

               (2) Distribution Plan dated June 30, 1997, as amended through December 10, 1998, relating to the Brinson Fund-Class N shares of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-
                    6637) as filed electronically on March 1, 1999.

               (3) Selected Dealer and Selling General Dealer Agreement as last approved on August 24, 1998 and amended on December 10, 1998 for the UBS Investment Funds class of shares (f/k/a the SwissKey Fund Class) of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on March 1, 1999.

               (4) The Selected Dealer and Selling Agreements as approved November 24, 1997 and amended on December 10, 1998 on behalf of each series of The Brinson Funds are incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on March 1, 1999.

          (n)  Financial Data Schedule.

               (a) Financial Data Schedules dated June 30, 1998 relating to The Brinson Funds-Class I Shares, The Brinson Funds-Class N Shares and UBS Investment Funds class shares are filed electronically herewith as Ex.27.a.

               (b) Financial Data Schedules dated December 31, 1998 relating to The Brinson Funds-Class I Shares, The Brinson Funds-Class N Shares and UBS Investment Funds class shares are filed electronically herewith as Ex.27.b.

               (c) Financial Data Schedules dated December 31, 1998 relating to the U.S. Large Capitalization Growth Fund - Class I, U.S. Small Capitalization Growth Fund - Class I and High Yield Fund - Class I are filed electronically herewith as Ex.27.c.

          (o)  Rule 18f-3 Plan.

               Revised Multiple Class Plan dated August 24, 1998, as amended through December 10, 1998, pursuant to Rule 18f-3 on behalf of each series of the Registrant is filed electronically herewith as Ex-99.o.

          (p)  Power of Attorney.

          (1) Power-of-Attorney appointing Karl Hartmann, Lloyd Lipsett, Kathleen O'Neill, Eddie Wang and Paul Roselli as attorneys-in-fact and agents is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

          (a) Certificate of Secretary and resolution relating to the appointment of power of attorney is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          --------------------------------------------------------------

          None.
          -----


ITEM 25.  INDEMNIFICATION.
          ----------------

          Indemnification of the Registrant's Trustees is provided for in
          Article VII, Sections 2 and 3 of the Registrant's Agreement and Declaration of Trust dated August 9, 1993, as amended through August 24, 1998, as follows:

          Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

          Section 3. Trustee's Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers hereunder shall be binding upon everyone interested in or dealing with the Trust. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

          Section 4. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses, reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of this Article.

          Indemnification of Registrant's custodian, transfer agent, accounting services provider, administrator and distributor against certain stated liabilities is provided until May 9, 1997 under the following documents:

               (a) Section 12 of Accounting Services Agreement, between the Registrant and Fund/Plan Services, Inc., incorporated herein by reference to Post Effective No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit 9(c) as filed electronically on February 15, 1996.

               (b) Section 8 of Administration Agreement between the Registrant and Fund/Plan Services, Inc., incorporated herein by reference to Post Effective No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit 9(b) as filed electronically on February 15, 1996.

               (c) Section 14 of Custodian Agreement between the Registrant and Bankers Trust Company, incorporated herein by reference to Post Effective No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit Nos. 8(a) and 8(b) as filed electronically on September 20, 1995.

               (d) Section 19 of Shareholder Services Agreement between Registrant and Fund/Plan Services, Inc., incorporated herein by reference to Post Effective No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit 9(a) as filed electronically on February 15, 1996.

               (e) Section 8 of the Underwriting Agreement between Registrant and Fund/Plan Broker Services, Inc. are incorporated herein by reference to Post Effective No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit No. (6) as filed electronically on February 15, 1996.

          Effective May 10, 1997, indemnification of Registrant's custodian, transfer agent, accounting services provider, administrator and distributor against certain stated liabilities is provided for in the following documents:

               (a)  Sections I.8(a), I.8(c)(iii), I.10, II.A.2, II.B.5, II.C.6,
                    III.1., III.2.(b) through III.2.(e), III.4.(e) and III.9.(b) of the Multiple Services Agreement dated May 9, 1997, as amended through December 10, 1998, between Morgan Stanley Trust Company as succeeded by The Chase Manhattan Bank, and the Registrant on behalf of each of the series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on March 1, 1999.

          Effective February 24, 1997, indemnification of Registrant's distributor against certain stated liabilities is provided for in the following document:

               (b) Section 1.10 of the Distribution Agreement between Funds Distributor, Inc. and the Registrant on behalf of each series of the Registrant dated February 24, 1997, as amended through December 10, 1998, is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on March 1, 1999.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF ADVISOR.
          ------------------------------------------


          Brinson Partners, Inc. provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of December 31, 1998 had over $297 billion in assets under management. It presently acts as investment advisor to ten other investment companies, Brinson Relationship Funds, which includes seventeen investment portfolios (series);

          Fort Dearborn Income Securities, Inc.; The Hirtle Callaghan International Trust - The International Equity Portfolio; John Hancock Variable Annuity Series Trust - International Balanced Portfolio; Managed Accounts Services Portfolio Trust - Pace Large Company Value Equity Investments; AON Funds - International Equity Fund and The Republic Funds - Republic Equity Fund; Governor Funds International Equity Fund; Horace Mann Growth Fund and Horace Mann Balanced Fund (equities only).

          For information as to any other business, vocation or employment of a substantial nature in which the Registrant's investment advisor and each officer of the Registrant's investment advisor is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, reference is made to the Form ADV (File #801-34910) filed by it under the Investment Advisers Act of 1940, as amended.

ITEM 27.  PRINCIPAL UNDERWRITER.
          ----------------------

          (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.


American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
Kobrick Investment Trust
LaSalle Partners Funds, Inc.
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Orbitex Groups of Funds
SG Cowen Funds, Inc.
SG Cowen Income +  Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     The Distributor is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company, all of whose outstanding shares are owned by key employees.

          (b) The following is a list of the executive officers and directors of Funds Distributor, Inc.

      Director, President and           -Marie E. Connolly
        Chief Executive Officer
      Executive Vice President          -George A. Rio
      Executive Vice President          -Donald R. Roberson
      Executive Vice President          -William S. Nichols
      Senior Vice President,            -Margaret W. Chambers
        General Counsel, Chief
        Compliance Officer,
        Secretary and Clerk
      Director, Senior Vice             -Joseph F. Tower, III
        President, Treasurer
        and Chief Financial
        Officer
      Senior Vice President             -Paula R. David
      Senior Vice President             -Gary S. MacDonald
      Senior Vice President             -Judith K. Benson
      Chairman and Director             -William J. Nutt

          (c) Inapplicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.
          ---------------------------------

          All records described in Section 31(a) of the Investment Company Act of 1940, as amended and Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Registrant's investment advisor, Brinson Partners, Inc., 209 South LaSalle Street, Chicago, IL 60604-1295, except for those maintained by the Fund's Custodian, The Chase Manhattan Bank ("Chase"), 270 Park Avenue, New York, New York 10017.

          Chase provides general administrative, accounting, portfolio valuation, transfer agency and custodian services to the Registrant, including the coordination and monitoring of any third party service providers and maintains all such records relating to these services.

ITEM 29.  MANAGEMENT SERVICES.
          --------------------

          There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS.
          -------------

          Inapplicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment No. 27/28 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 3rd day of May, 1999.


                       THE BRINSON FUNDS
                       (Fund)

                       By: E. Thomas McFarlan*
                           President



Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


E. THOMAS MCFARLAN*
E. Thomas McFarlan       May 3, 1999.
President

WALTER E. AUCH*
Walter E. Auch           May 3, 1999.
Trustee

EDWARD M. ROOB*
Edward M. Roob           May 3, 1999.
Trustee

FRANK K. REILLY*
Frank K. Reilly          May 3, 1999.
Chairman and Trustee

CAROLYN M. BURKE*
Carolyn M. Burke         May 3, 1999.
Treasurer, Principal
Accounting Officer

--------------------------
*By:  /s/ Lloyd Lipsett
      --------------------
      as Attorney-in-Fact and Agent pursuant to Power of Attorney

                               THE BRINSON FUNDS


                        INDEX TO EXHIBITS TO FORM N-1A

Exhibit        Description of
Number         Exhibit
EX-99.a2c      Certificates of the Assistant Secretary and resolutions
               to the Agreement and Declaration of Trust.

EX-99.j1       Consent of Ernst & Young LLP, independent auditors to the
               Registrant, with respect to the Global Fund, Global Equity Fund,
               Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S.
               Large Capitalization Equity Fund, U.S. Bond Fund, Non-U.S. Equity
               Fund, U.S. Large Capitalization Growth Fund, U.S. Small
               Capitalization Growth Fund and High Yield Fund.

EX-99.j2 Consent of PricewaterhouseCoopers LLP, independent auditors to the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High
               Yield Bond Fund, with respect to those Funds.

EX-27.a        Financial Data Schedules dated June 30, 1998 relating to The
               Brinson Funds-Class I Shares, The Brinson Funds-Class N Shares and UBS Investment Funds class of shares.

EX-27.b        Financial Data Schedules dated December 31, 1998 relating to The
               Brinson Funds-Class I Shares, The Brinson Funds-Class N Shares and UBS Investment Funds class of shares.

EX-27.c        Financial Data Schedules dated December 31, 1998 relating to the
               U.S. Large Capitalization Growth Fund-Class I, U.S. Small
               Capitalization Growth Fund-Class I and High Yield Fund-Class I.

EX-99.o Revised Multiple Class Plan on behalf of each series of the Registrant.

                           REGISTRATION NO. 33-47287



                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, DC  20549



               EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 27 TO THE

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                                  ON FORM N-1A
                            AND AMENDMENT NO. 28 TO
                          THE REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                               THE BRINSON FUNDS